Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	TRANSUNION CORP.
Entity Central Index Key	0001513514
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor
Current assets:
Cash and cash equivalents	$ 130.2	$ 154.3	$ 130.2	$ 154.3	$ 107.8
Trade accounts receivable, net of allowance	179.4	163.6	179.4	163.6	139.4
Other current assets	76.5	82.7	43.6	58.7	55.4
Current assets of discontinued operations					0.1
Total current assets	386.1	400.6	353.2	376.6	302.7
Property, plant and equipment, net of accumulated depreciation and amortization	108.9	121.2	108.9	121.2	109
Other marketable securities	10.9	11.4	10.9	11.4	10.3
Goodwill	1,792.9	1,804.2	1,792.9	1,804.2	275.2
Other intangibles, net	1,848.9	1,911.6	1,848.9	1,911.6	230.8
Other assets	127.4	129.8	96.2	95.7	77.8
Total assets	4,275.1	4,378.8	4,211	4,320.7	1,005.8
Current liabilities:
Trade accounts payable	80.9	78.4	80.7	77.5	75.1
Current portion of long-term debt	9.5	10.6	9.5	10.6	21.8
Other current liabilities	107.9	129.3	89.6	107	100.2
Current liabilities of discontinued operations					0.4
Total current liabilities	198.3	218.3	179.8	195.1	197.5
Long-term debt	2,657.2	2,670.3	1,659	1,672.3	1,579.4
Other liabilities	656.3	679.4	646.6	667.4	53.3
Total liabilities	3,511.8	3,568	2,485.4	2,534.8	1,830.2
Redeemable noncontrolling interests	20.4	14.7	20.4	14.7
Stockholders' equity:
Preferred stock, value
Common stock, value	1.1	1.1	0	0	0.3
Additional paid-in capital	1,113.2	1,109.4	1,690.7	1,687.2	893.9
Treasury stock at cost	(2.7)	(0.7)	0	0	(0.2)
Retained earnings	(396.8)	(382.6)	(13.6)	15.1	(1,739)
Accumulated other comprehensive income (loss)	(61.8)	(24.4)	(61.8)	(24.4)	(3.6)
Total TransUnion Corp stockholders' equity	653	702.8	1,615.3	1,677.9	(848.6)
Noncontrolling interests	89.9	93.3	89.9	93.3	24.2
Total stockholders' equity	742.9	796.1	1,705.2	1,771.2	(824.4)
Total liabilities and stockholders' equity	$ 4,275.1	$ 4,378.8	$ 4,211	$ 4,320.7	$ 1,005.8

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor
Trade accounts receivable, allowance	$ 1	$ 1.7	$ 1	$ 1.7	$ 1.2
Property, plant and equipment, accumulated depreciation and amortization	48.2	26.4	48.2	26.4	342.3
Other intangibles, net of accumulated amortization	$ 153.7	$ 86.6	$ 153.7	$ 86.6
Preferred stock, par value			$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized			0	0	0
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000	1,000	1,000	1,000,000,000
Common stock, shares issued	110,200,000	110,200,000	100	100	29,800,000
Common stock, shares outstanding	109,800,000	110,100,000	100	100	29,800,000
Treasury stock at cost, shares	400,000	100,000	0	0	100,000

Consolidated Statements of Income (USD $) In Millions, unless otherwise specified	3 Months Ended			4 Months Ended	6 Months Ended	10 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2013 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.		Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor
Revenue	$ 300.8	$ 190.9		$ 190.9	$ 591.3	$ 767	$ 190.9	$ 300.8	$ 591.3	$ 767	$ 92.4	$ 373	$ 1,024	$ 956.5
Operating expenses
Cost of services (exclusive of depreciation and amortization below)	121.3	74.6		74.6	239	298.2	74.6	121.3	239	298.2	57	172	421.5	395.8
Selling, general and administrative	94.8	50.8		50.8	178.2	212.6	50.3	94.5	177.5	211.7	93.9	172	264.5	263
Depreciation and amortization	45.2	29		29	90.5	115	29	45.2	90.5	115	7.3	29.2	85.3	81.6
Total operating expenses	261.3	154.4		154.4	507.7	625.8	153.9	261	507	624.9	158.2	373.2	771.3	740.4
Operating income (loss)	39.5	36.5	[1],[2]	36.5	83.6	141.2	37	39.8	84.3	142.1	(65.8)	(0.2)	252.7	216.1
Non-operating income and expense
Interest expense	(49.2)	(33.3)		(34.8)	(99)	(125)	(18.4)	(25.2)	(51)	(72.8)	(9.8)	(40.5)	(126.4)	(90.1)
Interest income	0.2	0.1		0.1	0.5	0.8	0.1	0.2	0.5	0.8	0.2	0.6	0.7	1
Other income and (expense), net	1.5	(7.8)		(14.8)	0.9	(14.3)	0.4	1.6	0.9	2.1	(20.9)	(23.8)	(59.9)	(44)
Total non-operating income and expense	(47.5)	(41)		(49.5)	(97.6)	(138.5)	(17.9)	(23.4)	(49.6)	(69.9)	(30.5)	(63.7)	(185.6)	(133.1)
Income (loss) from continuing operations before income taxes	(8)	(4.5)		(13)	(14)	2.7	19.1	16.4	34.7	72.2	(96.3)	(63.9)	67.1	83
(Provision) benefit for income taxes	1.9	2.2		2.2	2.7	(6.6)	(8.3)	(4.5)	(11.4)	(24.3)	31.8	11.5	(17.8)	(46.3)
Income (loss) from continuing operations										47.9	(52.4)	(52.4)	49.3	36.7
Discontinued operations, net of tax													(0.5)	8.2
Net income (loss)	(6.1)	(2.3)	[1],[2]	(10.8)	(11.3)	(3.9)	10.8	11.9	23.3	47.9	(64.5)	(52.4)	48.8	44.9
Less: net income attributable to noncontrolling interests	(1.7)	(1.2)		(1.2)	(2.9)	(4.9)	(1.2)	(1.7)	(2.9)	(4.9)	(0.6)	(2.5)	(8)	(8.3)
Net income (loss) attributable to TransUnion Corp and TransUnion Holding Company, Inc.	$ (7.8)	$ (3.5)	[1],[2]	$ (12)	$ (14.2)	$ (8.8)	$ 9.6	$ 10.2	$ 20.4	$ 43	$ (65.1)	$ (54.9)	$ 40.8	$ 36.6

[1]	The sum of the quarterly totals may not equal the annual totals due to rounding.
[2]	The financial results of TransUnion Holding include the consolidated results of TransUnion Corp subsequent to April 30, 2012, the date of acquisition. See Note 1, "Significant Accounting and Reporting Policies," and Note 2, "Change in Control Transactions," for further information. For the period of inception through March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $7.0 million of acquisition fees related to the 2012 Change in Control Transaction. For the three months ended June 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $8.2 million of acquisition fees related to the 2012 Change in Control Transaction.

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended			4 Months Ended	6 Months Ended	10 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2013 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.		Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor
Net income (loss)	$ (6.1)	$ (2.3)	[1],[2]	$ (10.8)	$ (11.3)	$ (3.9)	$ 10.8	$ 11.9	$ 23.3	$ 47.9	$ (64.5)	$ (52.4)	$ 48.8	$ 44.9
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(26.3)	(6.4)		(6.4)	(43.7)	(22.7)	(6.4)	(26.3)	(43.7)	(22.7)	(2.9)	2.5	(14.5)	9.4
Net unrealized gain (loss) on hedges	2.9	(2)		(2)	3.1	(3.7)	(2)	2.9	3.1	(3.7)				(1.1)
Total other comprehensive income (loss), net of tax	(23.4)	(8.4)		(8.4)	(40.6)	(26.4)	(8.4)	(23.4)	(40.6)	(26.4)	(2.9)	2.5	(14.5)	8.3
Comprehensive income (loss)	(29.5)	(10.7)		(19.2)	(51.9)	(30.3)	2.4	(11.5)	(17.3)	21.5	(67.4)	(49.9)	34.3	53.2
Less: comprehensive income (loss) attributable to noncontrolling interests	0.7	(0.4)		(0.4)	0.3	(2.9)	(0.4)	0.7	0.3	(2.9)	(0.1)	(2.8)	(6.4)	(9.1)
Comprehensive income (loss) attributable to TransUnion Corp and TransUnion Holding Company, Inc	$ (28.8)	$ (11.1)		$ (19.6)	$ (51.6)	$ (33.2)	$ 2	$ (10.8)	$ (17)	$ 18.6	$ (67.5)	$ (52.7)	$ 27.9	$ 44.1

[1]	The sum of the quarterly totals may not equal the annual totals due to rounding.
[2]	The financial results of TransUnion Holding include the consolidated results of TransUnion Corp subsequent to April 30, 2012, the date of acquisition. See Note 1, "Significant Accounting and Reporting Policies," and Note 2, "Change in Control Transactions," for further information. For the period of inception through March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $7.0 million of acquisition fees related to the 2012 Change in Control Transaction. For the three months ended June 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $8.2 million of acquisition fees related to the 2012 Change in Control Transaction.

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	4 Months Ended	6 Months Ended	10 Months Ended	2 Months Ended	6 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor
Cash flows from operating activities:
Net income (loss)	$ (10.8)	$ (11.3)	$ (3.9)	$ 10.8	$ 23.3	$ 47.9	$ (52.4)	$ 48.8	$ 44.9
Less: income (loss) from discontinued operations, net of tax								(0.5)	8.2
Income (loss) from continuing operations						47.9	(52.4)	49.3	36.7
Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Depreciation and amortization	29	90.5	115	29	90.5	115	29.2	85.3	81.6
Loss on early extinguishment of debt								59.3	11
Stock-based compensation	0.4	3.5	2.7		3.5	2.3	2	4.6	28.7
Deferred financing fees	0.5	5.2	2.1		2.4		3.9	4.2	17.1
Provision (reduction) for losses on trade accounts receivable	0.1	0.4	(1.9)	0.1	0.4	(1.9)	3.1	1.9	1.5
Change in control transaction fees				0.3		0.4	20.9		27.7
Deferred taxes	(6.1)	(10.1)	(5.1)	3.5	3.2	11.8	(18.3)	(3.5)	12.7
Amortization of 11.375% notes purchase accounting fair value adjustment	(2.6)	(8.4)	(10.8)	(2.6)	(8.5)	(10.8)
Equity in net income of affiliates, net of dividends	3.8		1.3	3.8		1.3	(3.7)	(3.4)	(3.5)
Loss (gain) on sale of assets		(1.3)			(1.3)		0.1	(0.3)	(3.8)
Other	0.2	(0.1)	2.6	0.3	(0.1)	2.6	(0.7)	2.8	(0.5)
Changes in assets and liabilities:
Trade accounts receivable	(9.1)	(12.2)	(1)	(9.1)	(12.2)	(1)	(24.7)	(11.6)	(12.6)
Other current and long-term assets	(79.4)	1.1	(78.8)	1.3	(1.2)	2.8	1.5	(3.3)	(2.1)
Trade accounts payable	(5.2)	9.2	(0.8)	(5.3)	9.4	(1.2)	1.6	14.9	9
Other current and long-term liabilities	(5.4)	(19.2)	25.6	(20.8)	(15.2)	(77.5)	89.9	4.3	1.1
Cash provided by (used in) operating activities of continuing operations						91.7	52.4	204.5	204.6
Cash used in operating activities of discontinued operations								(1.3)	(4.2)
Cash provided by (used in) operating activities	(84.6)	47.3	47	11.3	94.2	91.7	52.4	203.2	200.4
Cash flows from investing activities:
Capital expenditures for property and equipment	(7.4)	(30.2)	(48.8)	(7.4)	(30.2)	(48.8)	(20.4)	(74)	(46.8)
Investments in trading securities	(0.1)	(1.4)	(0.5)	(0.1)	(1.4)	(0.5)	(1.1)	(1.2)	(1.3)
Proceeds from sale of trading securities		2.2			2.2		1.1	9.9	1.3
Proceeds from sale and redemption of investments in available-for-sale securities								0.2	114.4
Acquisition of TransUnion Corp, net of cash acquired	(1,485.9)		(1,485.9)	(10.5)	(30.3)		(0.1)
Investments in held-to-maturity securities								(6.3)
Proceeds from held-to-maturity securities								6.3	4.9
Proceeds from sale of assets of discontinued operations									10.6
Acquisitions and purchases of noncontrolling interests, net of cash acquired	(10.5)	(30.3)	(14.2)			(14.2)	(0.1)	(105.2)	(14)
Acquisition related deposits			3.7			3.7		(8.6)
Proceeds from sale of other assets		4.2			4.2		0.2
Other						(1.4)	0.9	(2.7)	1.3
Other		1.1	(1.4)		1.1		0.7
Cash (used in) provided by investing activities	(1,503.9)	(54.4)	(1,547.1)	(18)	(54.4)	(61.2)	(19.6)	(181.6)	70.4
Cash flows from financing activities:
Proceeds from 9.625% notes	600		600
Proceeds from senior secured credit facility		923.4			923.4			950	950
Proceeds from 8.125% notes			398
Extinguishment of senior secured credit facility		(923.4)			(923.4)			(945.2)
Prepayment fee on early extinguishment of senior secured term loan								(9.5)
Proceeds from issuance of 11.375% notes									645
Proceeds from RFC loan									16.7
Proceeds from revolving line of credit									15
Repayments of debt	(2.4)	(5.8)	(17.2)	(2.4)	(5.8)	(17.2)	(14.6)	(11.7)	(609.5)
Treasury stock purchases		(2)	(0.7)				(1.3)	(0.2)	(5.4)
Distribution of merger consideration							(1.3)	(4.3)	(1,178.6)
Debt financing fees	(16.3)	(3.7)	(41.3)		(3.2)		(6.1)	(11.3)	(85.5)
Proceeds from issuance of common stock	1,094.2	0.3	1,097.3
Change in control transaction fees				(0.3)		(0.4)	(20.9)		(27.7)
Distributions to noncontrolling interests	(0.3)	(1.1)	(7.2)	(0.3)	(1.1)	(7.2)	(0.4)	(8.5)	(8.6)
Dividends			(373.8)		(49.1)	(27.9)
Stockholder contributions						80.8		0.3
Other	0.1	0.1		0.1	0.1		(1.7)
Other							(0.4)	(0.8)	(1.9)
Cash (used in) provided by financing activities	1,675.3	(12.2)	1,655.1	(2.9)	(59.1)	28.1	(45)	(41.2)	(290.5)
Effect of exchange rate changes on cash and cash equivalents	(0.8)	(4.8)	(0.7)	(0.8)	(4.8)	(0.7)	0.8	(3.8)	1.8
Net change in cash and cash equivalents	86	(24.1)	154.3	(10.4)	(24.1)	57.9	(11.4)	(23.4)	(17.9)
Cash and cash equivalents, beginning of period		154.3		96.4	154.3	96.4	107.8	131.2	149.1
Cash and cash equivalents, end of period	86	130.2	154.3	86	130.2	154.3	96.4	107.8	131.2
Noncash investing activities & Noncash financing activities:
Exchange of TransUnion Holding Company, Inc. common stock for ownership interest in TransUnion Corp.			10.4
Nonmonetary exchange of property and equipment									4.4
Note payable for acquisition of noncontrolling interests								1.8
Property and equipment acquired through capital lease obligations								0.3
Cash paid during the year for:
Interest			140.4			112.5	12.7	122.8	80.9
Income taxes, net of refunds			$ 14.9			$ 14.9	$ 5.6	$ 10.1	$ 33.5

Consolidated Statements of Stockholders' Equity (USD $) In Millions		TransUnion Holding Company, Inc.	TransUnion Holding Company, Inc. Common Stock	TransUnion Holding Company, Inc. Paid-In Capital	TransUnion Holding Company, Inc. Treasury Stock	TransUnion Holding Company, Inc. Retained Earnings (Accumulated Deficit)	TransUnion Holding Company, Inc. Accumulated Other Comp Income (Loss)	TransUnion Holding Company, Inc. Non-controlling Interests	TransUnion Holding Company, Inc. Redeemable Non- controlling Interests (Temporary Equity)	TransUnion Corp-Predecessor	TransUnion Corp-Predecessor Common Stock	TransUnion Corp-Predecessor Paid-In Capital	TransUnion Corp-Predecessor Treasury Stock	TransUnion Corp-Predecessor Retained Earnings (Accumulated Deficit)	TransUnion Corp-Predecessor Accumulated Other Comp Income (Loss)	TransUnion Corp-Predecessor Non-controlling Interests	TransUnion Corp-Successor	TransUnion Corp-Successor Common Stock	TransUnion Corp-Successor Paid-In Capital	TransUnion Corp-Successor Treasury Stock	TransUnion Corp-Successor Retained Earnings (Accumulated Deficit)	TransUnion Corp-Successor Accumulated Other Comp Income (Loss)	TransUnion Corp-Successor Non-controlling Interests	TransUnion Corp-Successor Redeemable Non- controlling Interests (Temporary Equity)
Balance at Dec. 31, 2009										$ 249.4	$ 1.3	$ 862.6	$ (1,325.5)	$ 700.6	$ 1.8	$ 8.6
Balance (in shares) at Dec. 31, 2009											77.7
Net income (loss)										44.9				36.6		8.3
Other comprehensive income (loss)										8.3					7.5	0.8
Shares issued under stock-based compensation plans (in shares)											0.6
Shares issued under stock-based compensation plans										28.7		28.7
Tax benefits from stock-based compensation plans										0.1		0.1
Acquisition of Africa/Brazil subsidiary										6.5						6.5
Purchase of noncontrolling interests										(0.5)		(0.4)				(0.1)
Treasury stock purchased										(5.4)			(5.4)
Treasury stock purchased (in shares)											(0.3)
Distributions to noncontrolling interests										(8.6)						(8.6)
Stockholder contribution										2.5		2.5
Retirement of treasury stock													1,330.9	(1,330.9)
Effects of merger transaction (in shares)											(48.2)
Effects of merger transaction										(1,187.9)	(1)			(1,186.9)
Balance at Dec. 31, 2010										(862)	0.3	893.5		(1,780.6)	9.3	15.5
Balance (in shares) at Dec. 31, 2010											29.8
Net income (loss)										48.8				40.8		8
Other comprehensive income (loss)										(14.5)					(12.9)	(1.6)
Shares issued under stock-based compensation plans										4.6		4.6
Acquisition of Africa/Brazil subsidiary										10.8						10.8
Purchase of noncontrolling interests										(5.9)		(5.6)				(0.3)
Issuance of stock										1.3		1.3
Exercise of stock options										0.1		0.1
Treasury stock purchased										(0.2)			(0.2)
Distributions to noncontrolling interests										(8.5)						(8.5)
Stockholder contribution										0.3						0.3
Effects of merger transaction										0.8				0.8
Balance at Dec. 31, 2011										(824.4)	0.3	893.9	(0.2)	(1,739)	(3.6)	24.2
Balance (in shares) at Dec. 31, 2011											29.8
Net income (loss)	[1],[2],[3]	(8.5)
Balance at Mar. 31, 2012
Balance at Dec. 31, 2011										(824.4)	0.3	893.9	(0.2)	(1,739)	(3.6)	24.2
Balance (in shares) at Dec. 31, 2011											29.8
Net income (loss)										(52.4)				(54.9)		2.5
Other comprehensive income (loss)										2.5					2.2	0.3
Shares issued under stock-based compensation plans										2		2
Exercise of stock options										0.1		0.1
Impact of share-based awards modification										(3.3)		(3.3)
Treasury stock purchased										(1.3)			(1.3)
Distributions to noncontrolling interests										(0.4)						(0.4)
Effects of merger transaction										(0.4)				(0.4)
Balance at Apr. 30, 2012										(877.6)	0.3	892.7	(1.5)	(1,794.3)	(1.4)	26.6
Balance (in shares) at Apr. 30, 2012											29.8
Balance at Feb. 15, 2012
Net income (loss)		(3.9)				(8.8)		4.9
Other comprehensive income (loss)		(26.4)					(24.4)	(2)
Shares issued under stock-based compensation plans		2.7		2.7
Acquisition of noncontrolling interests in TransUnion Corp subsidiaries		26.6						26.6
Acquisition of Africa/Brazil subsidiary		1.9						1.9
Purchase of noncontrolling interests		0.1		0.1					(3.3)
Issuance of stock		1,107.7	1.1	1,106.6
Dividends		(373.8)				(373.8)
Treasury stock purchased		(0.7)			(0.7)
Treasury stock purchased (in shares)			(0.1)
Distributions to noncontrolling interests		(7.2)						(7.2)
Purchase accounting adjustments related to acquisition of TransUnion Corp		87						87	(0.3)
Reclassification of redeemable non-controlling interests		(17.9)						(17.9)	17.9
Additional acquisition price for Brazil subsidiary									0.4
Issuance of stock (in shares)			110.2
Balance at Dec. 31, 2012		796.1	1.1	1,109.4	(0.7)	(382.6)	(24.4)	93.3	14.7
Balance (in shares) at Dec. 31, 2012			110.1
Balance at Mar. 31, 2012
Net income (loss)										(64.5)
Other comprehensive income (loss)										(2.9)
Balance at Apr. 30, 2012										(877.6)	0.3
Balance (in shares) at Apr. 30, 2012											29.8
Net income (loss)																	10.8
Other comprehensive income (loss)																	(8.4)
Balance at Jun. 30, 2012
Balance at Apr. 30, 2012											0.3
Balance (in shares) at Apr. 30, 2012											29.8
Purchase accounting adjustments (in shares)																		(29.8)
Net income (loss)																	47.9				43		4.9
Other comprehensive income (loss)																	(26.4)					(24.4)	(2)
Shares issued under stock-based compensation plans																	2.3		2.3
Acquisition of Africa/Brazil subsidiary																	1.9						1.9
Purchase of noncontrolling interests																	0.1		0.1					(3.3)
Dividends																	(27.9)				(27.9)
Distributions to noncontrolling interests																	(7.2)						(7.2)
Purchase accounting adjustments related to acquisition of TransUnion Corp																	2,595.2	(0.3)	711.3	1.5	1,794.3	1.4	87	(0.3)
Reclassification of redeemable non-controlling interests																	(17.9)						(17.9)	17.9
Additional acquisition price for Brazil subsidiary																								0.4
Stockholder contribution																	80.8		80.8
Balance at Dec. 31, 2012																	1,771.2		1,687.2		15.1	(24.4)	93.3	14.7
Balance at Sep. 30, 2012
Net income (loss)	[1]	(6.7)
Balance at Dec. 31, 2012		796.1	1.1	1,109.4	(0.7)	(382.6)	(24.4)	93.3	14.7								1,771.2		1,687.2		15.1	(24.4)	93.3	14.7
Balance (in shares) at Dec. 31, 2012			110.1
Net income (loss)		(11.3)															23.3
Net income (loss)		(11.4)				(14.2)		2.8	0.1								23.2				20.4		2.8	0.1
Other comprehensive income (loss)		(40.6)					(37.4)	(1.4)	(1.8)								(40.6)					(37.4)	(1.4)	(1.8)
Shares issued under stock-based compensation plans		3.5		3.5													3.5		3.5
Acquisition of Africa/Brazil subsidiary									7.6															7.6
Distributions to noncontrolling interests		(0.9)						(0.9)	(0.2)								(0.9)						(0.9)	(0.2)
Issuance of stock		0.3		0.3
Dividends																	(49.1)				(49.1)
Treasury stock purchased		(2)			(2)
Treasury stock purchased (in shares)			(0.3)
Purchase accounting adjustments related to acquisition of TransUnion Corp		(3.3)						(3.3)									(3.3)						(3.3)
Disposal of noncotrolling interests		(0.6)						(0.6)									(0.6)						(0.6)
Balance at Jun. 30, 2013		742.9	1.1	1,113.2	(2.7)	(396.8)	(61.8)	89.9	20.4								1,705.2		1,690.7		(13.6)	(61.8)	89.9	20.4
Balance (in shares) at Jun. 30, 2013			109.8
Balance at Mar. 31, 2013
Net income (loss)		(6.1)															11.9
Other comprehensive income (loss)		(23.4)															(23.4)
Balance at Jun. 30, 2013		$ 742.9															$ 1,705.2

[1]	The sum of the quarterly totals may not equal the annual totals due to rounding.
[2]	Period is from inception of TransUnion Holding, February 15, 2012, through March 31, 2012.
[3]	The financial results of TransUnion Holding include the consolidated results of TransUnion Corp subsequent to April 30, 2012, the date of acquisition. See Note 1, "Significant Accounting and Reporting Policies," and Note 2, "Change in Control Transactions," for further information. For the period of inception through March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $7.0 million of acquisition fees related to the 2012 Change in Control Transaction. For the three months ended June 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $8.2 million of acquisition fees related to the 2012 Change in Control Transaction.

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010 TransUnion Corp-Predecessor
Cash and cash equivalents, cash of discontinued operations	$ 11.6

Significant Accounting and Reporting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Significant Accounting and Reporting Policies

1. Significant Accounting and Reporting Policies

Basis of Presentation

This Quarterly Report on Form 10-Q is a combined report being filed separately by TransUnion Holding Company, Inc. (“TransUnion Holding”) and TransUnion Corp (“TransUnion Corp), a direct 100% owned subsidiary of TransUnion Holding. Unless the context indicates otherwise, any reference in this report to “Company,” “we,” “us,” and “our” refers to TransUnion Holding and its direct and indirect subsidiaries, including TransUnion Corp, or to TransUnion Corp and its subsidiaries for periods prior to the formation of TransUnion Holding. Each registrant included herein is filing on its own behalf all of the information contained in this quarterly report that pertains to such registrant. When appropriate, TransUnion Holding and TransUnion Corp are named explicitly for their specific related disclosures. Each registrant included herein is not filing any information that does not relate to such registrant and, therefore, makes no representation as to any such information. Where the information provided is substantially the same for both Companies, such information has been combined in this Quarterly Report on Form 10-Q. Where information is not substantially the same for both Companies, we have provided separate information. In addition, separate financial statements for each Company are included in Part I, Item 1, “Financial Statements.”

The accompanying unaudited consolidated financial statements of TransUnion Holding and TransUnion Corp have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. In the opinion of management, all adjustments, including normal recurring adjustments, considered necessary for a fair presentation have been included. All significant intercompany transactions and balances have been eliminated. Operating results of TransUnion Holding and TransUnion Corp for the periods presented are not necessarily indicative of the results that may be expected for the full year ending December 31, 2013. These unaudited consolidated financial statements should be read in conjunction with the audited financial statements of TransUnion Holding and TransUnion Corp as of and for the period ended December 31, 2012, included in our Annual Report on Form 10-K for the year ended December 31, 2012, filed with the Securities and Exchange Commission (“SEC”) on February 25, 2013.

2012 Change in Control Transaction

TransUnion Holding was formed by affiliates of Advent International Corporation (“Advent”) and Goldman Sachs & Co. (“GSC”) on February 15, 2012 as a vehicle to acquire 100% of the outstanding common stock of TransUnion Corp. On April 30, 2012, pursuant to an Agreement and Plan of Merger, TransUnion Holding acquired TransUnion Corp. To partially fund the acquisition, TransUnion Holding issued $600.0 million aggregate principal amount of 9.625%/10.375% senior PIK toggle notes due 2018 (9.625% notes). We refer to these transactions collectively as the “2012 Change in Control Transaction.”

The 2012 Change in Control Transaction was accounted for using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations. The guidance prescribes that the basis of the assets acquired and liabilities assumed be recorded at fair value on the acquirer’s books to reflect the purchase price. Under the guidance provided by the SEC Staff Accounting Bulletin Topic 5J, “New Basis of Accounting Required in Certain Circumstances,” the fair value adjustments of the assets acquired and liabilities assumed have also been pushed-down and recorded on TransUnion Corp’s books.

TransUnion Corp continues to operate as the same legal entity subsequent to the 2012 Change in Control Transaction. On TransUnion Corp’s financial statements, periods prior to May 1, 2012, reflect the financial position, results of operations, and changes in financial position of TransUnion Corp prior to the 2012 Change in Control Transaction (referred to herein as the “Predecessor”) and periods after April 30, 2012, reflect the financial position, results of operations, and changes in financial position of TransUnion Corp after the 2012 Change in Control Transaction (referred to herein as the “Successor”). Periods after the 2012 Change in Control Transaction are not comparable to prior periods due primarily to additional amortization of intangibles resulting from the fair value adjustments of the assets acquired and liabilities assumed.

Principles of Consolidation

The consolidated financial statements of TransUnion Holding include the accounts of TransUnion Holding and its 100% owned subsidiary, TransUnion Corp. The consolidated financial statements of TransUnion Corp include the accounts of TransUnion Corp and all of its majority-owned or controlled subsidiaries. Investments in unconsolidated entities in which the Company has at least a 20% ownership interest, or where it is able to exercise significant influence, are accounted for using the equity method. Nonmarketable investments in unconsolidated entities in which the Company has less than a 20% ownership interest, or where it is not able to exercise significant influence, are accounted for using the cost method and periodically reviewed for impairment.

Subsequent Events

Events and transactions occurring through the date of issuance of the financial statements have been evaluated by management and, when appropriate, recognized or disclosed in the financial statements or notes to the financial statements.

Recently Adopted Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-02 (“ASU 2013-02”) Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income, however it increases disclose requirements for amounts that are reclassified out of accumulated other comprehensive income into net income. ASU 2013-02 is effective for annual and interim periods beginning after December 15, 2012. This guidance was adopted by the Company effective January 1, 2013, and did not have a significant impact on the Company’s consolidated financial statements.

Recent Accounting Pornouncements Not Yet Adopted

On July 18, 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exist. ASU 2013-11 provides guidance on the presentation of unrecognized tax benefits to better reflect the manner in which an entity would settle at the reporting date any income taxes that would result from the disallowance of a tax position when net operating loss carryforwards, similar tax losses or tax credit carryforwards exist. The objective of ASU 2013-11 is to eliminate the diversity in practice of how companies present unrecognized tax benefits under these circumstances. ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. We are currently assessing the impact the adoption of ASU 2013-11 will have on our presentation of unrecognized tax benefits.

1. Significant Accounting and Reporting Policies

Description of Business

TransUnion develops, maintains and enhances a number of secured proprietary information databases to support its operations. These databases contain payment history, accounts receivable information, and other information such as bankruptcies, liens and judgments for consumers and businesses. We maintain reference databases of current consumer names, addresses and telephone numbers which are used for identity verification and fraud management solutions. We obtain this information from a variety of sources, including credit-granting institutions and public records. We build and maintain these databases using our proprietary information management systems, and make the data available to our customers through a variety of services. These services are offered to customers in a number of industries including financial services, insurance, collections and healthcare. We have operations in the United States, Africa, Canada and other international locations.

Basis of Presentation

Substantially all of TransUnion Corp’s net assets are owned by TransUnion Holding Company, Inc. (“TransUnion Holding”) and substantially all of TransUnion Holding’s operations are conducted by TransUnion Corp. All of the significant accounting and reporting policies pertain to both TransUnion Holding and TransUnion Corp.

This Annual Report on Form 10-K is a combined report being filed separately by TransUnion Holding and TransUnion Corp, a direct 100% owned subsidiary of TransUnion Holding. Unless the context indicates otherwise, any reference in this report to the “Company,” “we,” “us,” and “our” refers to TransUnion Holding with its direct and indirect subsidiaries, including TransUnion Corp, or to TransUnion Corp and its subsidiaries for periods prior to the forming of TransUnion Holding. Each registrant included herein is filing on its own behalf all of the information contained in this quarterly report that pertains to such registrant. When appropriate, TransUnion Holding and TransUnion Corp are named explicitly for their specific related disclosures. Each registrant included herein is not filing any information that does not relate to such registrant, and therefore makes no representation as to any such information.

Where the information provided is substantially the same for each company, such information has been combined in this Annual Report on Form 10-K. Where information is not substantially the same for each company, we have provided separate information. In addition, separate financial statements for each company are included in Part II, Item 8, “Financial Statements and Supplementary Data.”

2012 Change in Control Transaction

TransUnion Holding was formed by affiliates of Advent International Corporation (“Advent”) and Goldman Sachs & Co. (“GSC”) on February 15, 2012 as a vehicle to acquire 100% of the outstanding common stock of TransUnion Corp. On April 30, 2012, pursuant to an Agreement and Plan of Merger, TransUnion Holding acquired TransUnion Corp. As a result, TransUnion Corp became a wholly-owned subsidiary of TransUnion Holding. To partially fund the acquisition, TransUnion Holding issued $600.0 million aggregate principal amount of 9.625%/10.375% senior PIK toggle notes due 2018 (9.625% notes). We also increased the revolving commitment amount under our senior secured revolving credit facility by $10.0 million, from $200.0 million to $210.0 million, and extended the maturity date of $155.0 million of the revolving commitment to February 10, 2017. We refer to these transactions collectively as the 2012 Change in Control Transaction.

The 2012 Change in Control Transaction was accounted for using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations. The guidance prescribes that the basis of the assets acquired and liabilities assumed be recorded at fair value on the acquirer’s books to reflect the purchase price. Under the guidance provided by the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin Topic 5J, “New Basis of Accounting Required in Certain Circumstances,” the fair value adjustments of the assets acquired and liabilities assumed have also been pushed-down to TransUnion Corp’s books.

TransUnion Corp continues to operate as the same legal entity subsequent to the 2012 Change in Control Transaction. On TransUnion Corp’s financial statements, periods prior to May 1, 2012, reflect the financial position, results of operations, and changes in financial position of TransUnion Corp prior to the 2012 Change in Control Transaction (referred to herein as the “Predecessor”) and periods after April 30, 2012, reflect the financial position, results of operations, and changes in financial position of TransUnion Corp after the 2012 Change in Control Transaction (referred to herein as the “Successor”). In these combined Notes, amounts as of December 31, 2011, and for the periods ended April 30, 2012, and earlier, reflect the activity of the Predecessor. Periods after the 2012 Change in Control Transaction are not comparable to prior periods primarily due to the significant additional stock-based compensation and transactions costs incurred by TransUnion Corp Predecessor and the additional amortization of intangibles in subsequent periods resulting from the fair value adjustments of the assets acquired and liabilities assumed and additional interest expense on the 9.625% notes incurred by TransUnion Corp Successor.

The accompanying consolidated financial statements of TransUnion Holding Company and Subsidiaries and of TransUnion Corp and Subsidiaries have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Our consolidated financial statements reflect all adjustments which, in the opinion of management, are necessary for a fair presentation of the periods presented. All significant intercompany transactions and balances have been eliminated.

Subsequent Events

Events and transactions occurring through the date of issuance of the financial statements included in this annual report on Form 10-K have been evaluated by management, and when appropriate, recognized or disclosed in the financial statements.

Principles of Consolidation

The consolidated financial statements of TransUnion Holding include the accounts of TransUnion Holding and its 100% owned subsidiary, TransUnion Corp. The consolidated financial statements of TransUnion Corp include the accounts of TransUnion Corp and all of its majority-owned or controlled subsidiaries. Investments in unconsolidated entities in which the Company has at least a 20% ownership interest, or where it is able to exercise significant influence, are accounted for using the equity method. Nonmarketable investments in unconsolidated entities in which the Company has less than a 20% ownership interest, or where it is not able to exercise significant influence, are accounted for using the cost method and periodically reviewed for impairment.

Use of Estimates

The preparation of consolidated financial statements and related disclosures in accordance with GAAP requires management to make estimates and judgments that affect the amounts reported. We believe that the estimates used in preparation of the accompanying consolidated financial statements are reasonable, based upon information available to management at this time. These estimates and judgments affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the balance sheet date, as well as the amounts of revenue and expense during the reporting period. Estimates are inherently uncertain and actual results could differ materially from the estimated amounts.

Reclassifications

We have reclassified the December 31, 2011, carrying value of internal use software, $93.4 million net of accumulated amortization, from property, plant and equipment to other intangibles to conform to the current period presentation.

Segments

We manage our business and report our financial results in three operating segments: U.S. Information Services (“USIS”); International; and Interactive. We also report expenses for Corporate, which provides support services to each operating segment. Details of our segment results are discussed in Note 19, “Operating Segments.”

Revenue Recognition and Deferred Revenue

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the pricing is fixed or determinable and the collectability is reasonably assured. For multiple element arrangements, we separate deliverables into units of accounting and recognize revenue for each unit of accounting based on evidence of each unit’s relative selling price to the total arrangement consideration, assuming all other revenue recognition criteria have been met.

A significant portion of our revenue is derived from providing information services to our customers. This revenue is recognized when services are provided, assuming all criteria for revenue recognition are met. A smaller portion of our revenue relates to subscription-based contracts where a customer pays a predetermined fee for a predetermined, or unlimited, number of transactions or services during the subscription period. Revenue related to subscription-based contracts having a preset number of transactions is recognized as the services are provided, using an effective transaction rate as the actual transactions are completed. Any remaining revenue related to unfulfilled units is not recognized until the end of the related contract’s subscription period. Revenue related to subscription-based contracts having an unlimited volume is recognized straight line over the contract term. We also earn revenue for the development of decisioning or statistical models, which is recognized upon installation and acceptance of the model by the customer.

Deferred revenue generally consists of amounts billed in excess of revenue recognized for the sale of data services, subscriptions and set up fees. Deferred revenue is included in other current liabilities.

Costs of Services

Costs of services include data acquisition and royalty fees, personnel costs related to our databases and software applications, consumer and call center support costs, hardware and software maintenance costs, telecommunication expenses and occupancy costs associated with the facilities where these functions are performed. Cost of services included research and development costs of TransUnion Corp Successor of $7.6 million for the eight months ended December 31, 2012. Cost of services included research and development costs for TransUnion Corp Predecessor of $3.7 million, $7.8 million and $6.9 million for the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010, respectively.

Selling, General and Administrative Expenses

Selling, general and administrative expenses include personnel-related costs for sales, administrative and management employees, costs for professional and consulting services, advertising and occupancy and facilities expense of these functions. Advertising costs are expensed as incurred. Advertising costs of TransUnion Corp Successor were $19.2 million for the eight months ended December 31, 2012. Advertising costs of TransUnion Corp Predecessor were $15.5 million, $32.8 million and $31.4 million for the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010, respectively.

Stock-Based Compensation

Compensation expense for all stock-based compensation awards is determined using the grant date fair value and includes an estimate for expected forfeitures. Expense is recognized on a straight-line basis over the requisite service period of the award, which is generally equal to the vesting period. The details of our stock-based compensation program are discussed in Note 15, “Stock-Based Compensation.”

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of temporary differences between the financial statement and tax basis of assets and liabilities, as measured by current enacted tax rates. The effect of a tax rate change on deferred tax assets and liabilities is recognized in operations in the period that includes the enactment date of the change. We periodically assess the recoverability of our deferred tax assets, and a valuation allowance is recorded against deferred tax assets if it is more likely than not that some portion of the deferred tax assets will not be realized. See Note 14, “Income Taxes,” for additional information.

Foreign Currency Translation

The functional currency for each of our foreign subsidiaries is generally that subsidiary’s local currency. We translate the assets and liabilities of foreign subsidiaries at the year-end exchange rate, and translate revenues and expenses at the monthly average rates during the year. We record the resulting translation adjustment as a component of other comprehensive income in stockholders’ equity.

Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. Exchange rate gains of TransUnion Corp Successor for the eight months ended December 31, 2012, were less than $0.1 million. Exchange rate gains of TransUnion Corp Predecessor for the fourth months ended April 30, 2012, were $0.2 million. Exchange rate losses of TransUnion Corp Predecessor for the years ended December 31, 2011 and 2010, were $2.8 million and $0.2 million, respectively.

Cash and Cash Equivalents

We consider investments in highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

Trade Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is based on our historical write-off experience, analysis of the aging of outstanding receivables, customer payment patterns and the establishment of specific reserves for customers in adverse financial condition or for existing contractual disputes. Adjustments to the allowance are recorded as a bad debt expense in selling, general and administrative expenses. Trade receivables are written off against the allowance when they are determined to be no longer collectible. We reassess the adequacy of the allowance for doubtful accounts each reporting period.

Long-Lived Assets

Property, Plant, Equipment and Intangibles

Property, plant and equipment is stated at cost for periods prior to the 2012 Change in Control Transaction. On the date of the transaction, all property, plant and equipment was adjusted to fair value. Property, plant and equipment is depreciated primarily using the straight-line method over the estimated useful lives of the assets. Buildings and building improvements are generally depreciated over twenty years. Computer equipment and purchased software are depreciated over three to seven years. Leasehold improvements are depreciated over the shorter of the estimated useful life of the asset or the lease term. Other assets are depreciated over five to seven years. Intangibles, other than indefinite-lived intangibles, are amortized using the straight-line method over their economic life, generally three to forty years. Assets to be disposed of are separately presented in the consolidated balance sheet and reported at the lower of the carrying amount or fair value, less costs to sell, and are no longer depreciated. See Note 2, “Change in Control Transactions,” Note 5, “Property, Plant and Equipment,” and Note 7, “Purchased Intangible Assets,” for additional information about these assets.

Internal Use Software

We monitor the activities of each of our internal use software and system development projects and analyze the associated costs, making an appropriate distinction between costs to be expensed and costs to be capitalized. Costs incurred during the preliminary project stage are expensed as incurred. Many of the costs incurred during the application development stage are capitalized, including costs of software design and configuration, development of interfaces, coding, testing and installation of the software. Once the software is ready for its intended use, it is amortized on a straight-line basis over its useful life, generally three to seven years.

Impairment of Long-Lived Assets

We review long-lived assets that are subject to amortization for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized equal to the amount by which the carrying amount of the asset exceeds the fair value of the asset. During 2011, we recorded a $2.0 million impairment of software due to a regulatory change that requires a software platform change in our USIS segment. No significant impairment charges were recorded during 2012 or 2010.

Marketable Securities

We classify our investments in debt and equity securities in accordance with our intent and ability to hold the investments. Held-to-maturity securities are carried at amortized cost, which approximates fair value, and are classified as either short-term or long-term investments based on the contractual maturity date. Earnings from these securities are reported as a component of interest income. Available-for-sale securities are carried at fair market value, with the unrealized gains and losses, net of tax, included in accumulated other comprehensive income. Trading securities are carried at fair market value, with unrealized gains and losses included in income. We follow the fair value guidance issued by the FASB to measure the fair value of our financial assets as further described below. Details of our marketable securities are included in Note 4, “Marketable Securities.”

We periodically review our marketable securities to determine if there is an other-than-temporary impairment on any security. If it is determined that an other-than-temporary decline in value exists, we write down the investment to its market value and record the related impairment loss in other income.

Goodwill and Other Indefinite-Lived Intangibles

Goodwill and other indefinite-lived intangible assets are allocated to various reporting units, which are an operating segment or one level below an operating segment. We test goodwill and indefinite-lived intangible assets for impairment on an annual basis, in the fourth quarter, or on an interim basis if an indicator of impairment is present. For goodwill, we compare the fair value of each reporting unit to its carrying amount to determine if there is potential goodwill impairment. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that the fair value of the goodwill within the reporting unit is less than the carrying value of its goodwill. For other indefinite-lived intangibles, we compare the fair value of the asset to its carrying value to determine if there is an impairment. If the fair value of the asset is less than its carrying value, an impairment loss is recorded. We use discounted cash flow techniques to determine the fair value of our reporting units and other indefinite-lived intangibles. See Note 6, “Goodwill,” and Note 7, “Purchased Intangible Assets,” for additional information about these assets.

Benefit Plans

We maintain a 401(k) defined contribution profit sharing plan for eligible employees. We provide a partial matching contribution and a discretionary contribution based on a fixed percentage of a participant’s eligible compensation. TransUnion Corp Successor expense related to this plan was $6.9 million for the eight months ended December 31, 2012. TransUnion Corp Predecessor expense related to this plan was $4.8 million, $10.1 million and $10.5 million for the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010, respectively. We also maintain a nonqualified deferred compensation plan for certain key employees. The deferred compensation plan contains both employee deferred compensation and company contributions. These investments are held in the TransUnion Rabbi Trust, and are included in other marketable securities and other assets on the balance sheet. The assets held in the Rabbi Trust are for the benefit of the participants in the deferred compensation plan, but are available to our general creditors in the case of our insolvency. The liability for amounts due to these participants is included in other current liabilities and other liabilities on the balance sheet.

Recently Adopted Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income—Presentation of Comprehensive Income. The objective of ASU 2011-05 is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. This ASU requires companies to present items of net income, other comprehensive income and total comprehensive income in one continuous statement or two separate but consecutive statements. In December 2011, ASU 2011-05 was modified by the issuance of ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This update deferred certain paragraphs of ASU 2011-05 that would require reclassifications of items from other comprehensive income to net income by component of net income and by component of other comprehensive income on the face of the financial statements. The changes in these updates are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. TransUnion Holding adopted these standards upon inception and TransUnion Corp adopted these standards on January 1, 2012, and now present comprehensive income in a separate statement following the statement of income.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other—Testing Goodwill for Impairment. The objective of ASU 2011-08 is to simplify how entities test goodwill for impairment. Under the new requirements, the Company will have the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, further quantitative testing is not required. The changes in this update are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. TransUnion Holding adopted this standard upon inception and TransUnion Corp adopted this standard on January 1, 2012. The adoption of this standard did not have a material effect on our consolidated financial statements.

Recent Accounting Pronouncement Not Yet Adopted

There are no recent accounting pronouncements that have not yet been adopted.

Change in Control Transaction	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Change in Control Transaction

2. 2012 Change in Control Transaction

On April 30, 2012, pursuant to the Merger Agreement, TransUnion Corp was acquired by affiliates of Advent and GSC for the aggregate purchase price of $1,592.7 million, plus the assumption of existing debt. As a result, TransUnion Corp became a wholly-owned subsidiary of TransUnion Holding. In connection with the acquisition, all existing stockholders of TransUnion Corp received cash consideration for their shares and all existing option holders received cash consideration based on the value of their options. To partially fund the acquisition, TransUnion Holding issued $600 million aggregate principal amount of the 9.625% notes. At that time, TransUnion Holding was owned 49.5% by affiliates of Advent, 49.5% by affiliates of GSC and 1% by members of management.

Purchase Price Allocation

The fair value of identifiable intangible assets acquired and liabilities assumed was based on many factors including an analysis of historical financial performance and estimates of future performance, and was determined using analytical approaches appropriate to the facts and circumstances, including discounted cash flow and market-based approaches. The allocation of the purchase price to the identifiable assets acquired and liabilities assumed as of April 30, 2012, consisted of the following:

(in millions)	Fair Value
Trade accounts receivable	$162.4
Property and equipment	112.9
Identifiable intangible assets	1,986.4
Goodwill(1)	1,794.8
All other assets	302.3

Total assets acquired	$4,358.8
Existing debt (including fair value adjustment)	(1,710.8)
All other liabilities	(945.4)
Noncontrolling interests	(109.9)

Net assets of acquired company	$1,592.7

(1)	For tax purposes, $128.8 million of goodwill is tax deductible.

The excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. The purchase price of TransUnion Corp exceeded the fair value of the net assets acquired due primarily to growth opportunities and operational efficiencies.

Identifiable Intangible Assets

The fair values of the intangible assets acquired consisted of the following:

(in millions)	Fair Value	Estimated Useful Life
Database and credit files	$765.0	15 years
Technology and software	364.6	7 years
Trade names and trademarks	546.1	40 years
Customer relationships	308.0	20 years
Other	2.7	5 years

Total identifiable intangible assets	$1,986.4

The weighted-average useful life of identifiable intangible assets is approximately 21.2 years.

2. Change in Control Transactions

2012 Change in Control Transaction

On April 30, 2012, pursuant to the Merger Agreement, TransUnion Corp was acquired by affiliates of Advent and GSC (the “Sponsors”), for the aggregate purchase price of $1,592.7 million, plus the assumption of existing debt. As a result, TransUnion Corp became a wholly-owned subsidiary of TransUnion Holding. In connection with the acquisition, all existing stockholders of TransUnion Corp received cash consideration for their shares and all existing option holders received cash consideration based on the value of their options. To partially fund the acquisition, TransUnion Holding issued $600 million aggregate principal amount of the 9.625% notes. TransUnion Holding is owned 49.5% by affiliates of Advent, 49.5% by affiliates of GSC and 1% by members of management.

Purchase Price Allocation

The allocation of the purchase price to the identifiable assets acquired and liabilities assumed is preliminary pending the push down of final adjustment to our international reporting units, which we expect to complete by March 31, 2013. The preliminary fair value of the assets acquired and the liabilities assumed as of April 30, 2012, consisted of the following:

(in millions)	Fair Value
Trade accounts receivable	$162.4
Property and equipment	112.9
Identifiable intangible assets	1,986.4
Goodwill(1)	1,801.5
All other assets	302.3

Total assets acquired	$4,365.5
Existing debt (including fair value adjustment)	(1,710.8)
All other liabilities	(948.7)
Noncontrolling interests	(113.3)

Net assets of acquired company	$1,592.7

(1)	For tax purposes, $128.8 million of goodwill is tax deductible.

The excess of the purchase price over the preliminary fair value of the net tangible and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. The purchase price of TransUnion Corp exceeded the preliminary fair value of the net assets acquired primarily due to growth opportunities and operational efficiencies.

Identifiable Intangible Assets

The preliminary fair values of the intangible assets acquired consisted of the following:

(in millions)	Fair Value	Estimated Useful Life
Database and credit files	$765.0	15 years
Technology and software	364.6	7 years
Trade names and trademarks	546.1	40 years
Customer relationships	308.0	20 years
Other	2.7	5 years

Total identifiable intangible assets	$1,986.4

The weighted-average useful life of identifiable intangible assets is approximately 21.2 years.

Acquisition Costs

The Company incurred $36.5 million of acquisition-related costs, including investment banker fees, legal fees, due diligence and other external costs recorded in other income and expense. Of this total, $15.2 million was incurred by TransUnion Holding, $0.4 million was incurred by TransUnion Corp after the acquisition, and $20.9 million was incurred by TransUnion Corp prior to the acquisition. TransUnion Corp also incurred $2.7 million of loan fees for a bridge loan prior to the date of acquisition. None of the costs incurred by TransUnion Corp prior to the acquisition are reflected in TransUnion Holding’s consolidated results of operations.

2010 Change in Control Transaction

On June 15, 2010, MDCPVI TU Holdings, LLC (“MDP Affiliate”), an entity beneficially owned by affiliates of Madison Dearborn Partners, LLC, acquired 51.0% of the outstanding common stock of TransUnion Corp, with the remaining common stock retained by existing stockholders, including 48.15% by Pritzker family business interests and 0.85% by certain members of senior management. The transaction included a merger of TransUnion Merger Corp. (“MergerCo”) with and into TransUnion Corp, with TransUnion Corp continuing as the surviving corporation. In connection with the transaction, the Company incurred $1,626.7 million of debt, consisting of a seven-year $950.0 million senior secured term loan, $15.0 million of a five-year $200.0 million senior secured revolving line of credit, $645.0 million of senior notes (“11.625% notes), and a $16.7 million non-interest bearing loan from an entity owned by Pritzker family business interests. The proceeds of these financing transactions were used to finance a portion of the merger consideration and to repay $487.5 million of existing bank debt. See Note 13, “Debt,” for additional information regarding these transactions.

The 2010 Change in Control Transaction was accounted for as a recapitalization of TransUnion Corp in accordance with ASC 805, Business Combinations, with the necessary adjustments reflected in the equity section and the retention of the historical book values of assets and liabilities on the balance sheet as of June 15, 2010.

All 2010 Change in Control Transaction fees were expensed as incurred and were included in other expense in accordance with ASC 805. Debt financing fees were allocated to the various loans, to be amortized to interest expense over the life of the corresponding loans. On February 10, 2011, the Company amended and restated its senior secured credit facility and wrote off the associated remaining unamortized deferred financing fees. See Note 13, “Debt,” for additional information regarding the refinancing. In connection with the 2012 Change in Control Transaction purchase accounting fair value adjustments, the deferred financing fees associated with the 11.625% notes were reduced to zero. All unvested restricted stock previously issued to employees under our then existing equity award program immediately vested upon the consummation of the 2010 Change in Control Transaction. As a result, the Company recognized $20.7 million of additional stock-based compensation, with a related income tax benefit of approximately $7.5 million.

Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Current Assets

4. Other Current Assets

TransUnion Holding

Other current assets consisted of the following:

(in millions)	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012
Deferred income tax assets	$32.4	$36.3
Prepaid expenses	30.1	33.8
Income taxes receivable	6.5	4.7
Deferred financing fees	6.2	5.7
Other	1.3	2.2

Total other current assets	$76.5	$82.7

TransUnion Corp

Other current assets consisted of the following:

(in millions)	TransUnion Corp Successor June 30, 2013	TransUnion Corp Successor December 31, 2012
Prepaid expenses	$30.1	$33.8
Deferred financing fees	0.2	—
Deferred income tax assets	4.0	18.9
Income taxes receivable	4.7	3.8
Receivable from TransUnion Holding	3.6	0.3
Other	1.0	1.9

Total other current assets	$43.6	$58.7

Deferred income tax assets decreased $14.9 million from December 31, 2012, due primarily to the utilization of U.S. federal tax loss carryforwards. The receivable from TransUnion Holding represents amounts advanced by TransUnion Corp to TransUnion Holding. This amount eliminates on the TransUnion Holding consolidated balance sheet but does not eliminate on the TransUnion Corp consolidated balance sheet.

3. Other Current Assets

TransUnion Holding

Other current assets of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Deferred income tax assets	$36.3
Prepaid expenses	33.8
Income taxes receivable	4.7
Deferred financing fees	5.7
Other	2.2

Total other current assets	$82.7

Deferred income tax assets consisted primarily of a tax loss carryforward resulting from the costs incurred in connection with the 2012 Change in Control Transaction. Prepaid expenses consisted primarily of prepaid maintenance and licenses for our data center equipment and prepaid insurance.

TransUnion Corp

Other current assets of TransUnion Corp consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Prepaid expenses	$33.8	$37.1
Deferred financing fees	—	3.8
Deferred income tax assets	18.9	8.7
Income taxes receivable	3.8	1.9
Other	2.2	3.9

Total other current assets	$58.7	$55.4

Deferred financing fees decreased $3.8 million from December 31, 2011, primarily due to the purchase accounting fair value adjustment. Deferred income tax assets increased $10.2 million from December 31, 2011, due to the increase in the tax loss carryforward resulting from the costs incurred in connection with the 2012 Change in Control Transaction.

Marketable Securities	12 Months Ended
Dec. 31, 2012
Marketable Securities

4. Marketable Securities

Marketable securities at December 31, 2012 and 2011, consisted of trading securities of $11.4 million and $10.3 million, respectively. Trading securities are carried at fair market value with unrealized gains and losses included in net income. These securities relate to a nonqualified deferred compensation plan held in trust for the benefit of plan participants. There were no significant realized or unrealized gains or losses for these securities for any of the periods presented.

We review the carrying value of investments to determine whether there is an other-than-temporary decline in the market value, which would require us to recognize an impairment loss. There were no other-than-temporary impairments of marketable securities in 2012 or 2011.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

5. Property, Plant and Equipment

As a result of the 2012 Change in Control Transaction, a purchase accounting fair value increase adjustment of $21.3 million was recorded and allocated primarily to our corporate headquarters building and related building improvements as the other assets carrying values approximated their fair values. Accumulated depreciation for all assets was reduced to zero on April 30, 2012, as a result of purchase accounting adjustments. See Note 2, “Change in Control Transactions.”

Property, plant and equipment consisted of the following:

(in millions)	TransUnion Holding and TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Purchased software	$26.2	$144.5
Computer equipment and furniture	75.5	242.5
Building and building improvements	42.7	61.1
Land	3.2	3.2

Total cost of property, plant and equipment	147.6	451.3
Less: accumulated depreciation	(26.4)	(342.3)

Total property, plant and equipment, net of accumulated depreciation	$121.2	$109.0

For TransUnion Holding, depreciation expense from inception through December 31, 2012, including amortization of assets recorded under capital leases, was $26.7 million. For TransUnion Corp Successor, depreciation expense for the eight months ended December 31, 2012 was $26.7 million. For TransUnion Corp Predecessor, depreciation expense for the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010 was $12.4 million, $39.3 million and $39.6 million, respectively.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill

6. Goodwill

Goodwill is tested for impairment at the reporting unit level on an annual basis, in the fourth quarter, or on an interim basis if changes in circumstances could reduce the fair value of a reporting unit below its carrying value. Our reporting units are consistent with our operating segments for the U.S. Information Services and Interactive segment. The reporting units for our International segment are the geographic regions of Africa, Canada, Latin America and Asia.

Our impairment tests are performed using a discounted cash flow analysis that requires certain assumptions and estimates regarding economic factors and future profitability. Goodwill impairment tests performed during 2012, 2011, and 2010 resulted in no impairment, except for amounts recorded in discontinued operations as discussed in Note 18, “Discontinued Operations.” At December 31, 2012, there was no accumulated goodwill impairment loss.

As a result of the 2012 Change in Control Transaction, the excess of the purchase price over the preliminary fair value of the net tangible and identifiable intangible assets acquired was recorded as goodwill. See Note 2, “2012 Change in Control Transactions.”

Goodwill allocated to our segments as of December 31, 2012, April 30, 2012, and December 31, 2011 and 2010, and changes in the carrying amount of goodwill during the twenty-four months ended December 31, 2012 consisted of the following:

(in millions)	USIS	International	Interactive	Total
TransUnion Corp Predecessor balance, December 31, 2010	$119.5	$58.3	$45.9	$223.7
Acquisitions	28.0	32.6	—	60.6
Foreign exchange rate adjustment	—	(9.1)	—	(9.1)

TransUnion Corp Predecessor balance, December 31, 2011	$147.5	$81.8	$45.9	$275.2
Acquisitions	—	0.8	—	0.8
Tax deductible goodwill adjustment	—	(10.3)	—	(10.3)
Foreign exchange rate adjustment	—	1.8	—	1.8

TransUnion Corp Predecessor balance, April 30, 2012	$147.5	$74.1	$45.9	$267.5
Purchase accounting adjustments related to acquisition of TransUnion Corp	987.8	455.3	90.9	1,534.0
Acquisitions	—	9.9	—	9.9
Tax deductible goodwill adjustment	—	6.7	—	6.7
Additional purchase price related to acquisition of Brazil subsidiary	—	1.8	—	1.8
Goodwill related to disposed equity method investment	—	(0.2)	—	(0.2)
Foreign exchange rate adjustment	—	(15.5)	—	(15.5)

TransUnion Holding and TransUnion Corp Successor balance, December 31, 2012	$1,135.3	$532.1	$136.8	$1,804.2

See Note 2, “Change in Control Transactions,” and Note 17, “Business Acquisitions,” for information on our business acquisitions.

Purchased Intangible Assets	12 Months Ended
Dec. 31, 2012
Purchased Intangible Assets

7. Purchased Intangible Assets

Purchased intangible assets are initially recorded at their acquisition cost, or fair value if acquired as part of a business combination, and amortized over their estimated useful lives.

As a result of the 2012 Change in Control Transaction, the following purchase accounting fair value increase adjustments were made to intangible assets: database and credit files, $705.1 million; internally developed software, $261.2 million; customer relationships, $256.1 million; and trademarks, copyrights and patents, $537.0 million. Noncompete agreements were reduced by $3.3 million as a result of purchase accounting fair value adjustments. All accumulated amortization was reduced to zero on April 30, 2012, as a result of purchase accounting adjustments. See Note 2, “Change in Control Transactions.”

Intangible assets consisted of the following:

	TransUnion Holding and TransUnion Corp Successor December 31, 2012			TransUnion Corp Predecessor December 31, 2011
(in millions)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Database and credit files	$763.6	$(33.9)	$729.7	$272.4	$(205.3)	$67.1
Internally developed software	380.3	(34.8)	345.5	241.8	(148.4)	93.4
Customer relationships	306.7	(10.3)	296.4	60.0	(13.8)	46.2
Trademarks, copyrights and patents	545.5	(7.4)	538.1	24.4	(6.5)	17.9
Noncompete and other agreements	2.1	(0.2)	1.9	6.8	(0.6)	6.2

Total intangible assets	$1,998.2	$(86.6)	$1,911.6	$605.4	$(374.6)	$230.8

All amortizable intangibles are amortized on a straight-line basis over their estimated useful lives. Database and credit files are amortized over a fifteen-year period. Internally developed software is amortized over a three- to seven-year period. Customer relationships are amortized over a twenty-year period. Trademarks are generally amortized over a forty-year period. Copyrights, patents, noncompete and other agreements are amortized over varying periods based on their estimated economic life.

For TransUnion Holding, amortization expense related to intangible assets from inception through December 31, 2012 was $88.3 million. For TransUnion Corp Successor, amortization expense related to intangible assets for the eight months ended December 31, 2012 was $88.3 million. For TransUnion Corp Predecessor, amortization expense for the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010 was $16.8 million, $46.0 million and $42.0 million, respectively.

Estimated future amortization expense related to purchased intangible assets at December 31, 2012, is as follows:

(in millions)	Annual Amortization Expense
2013	$135.1
2014	136.4
2015	135.2
2016	134.6
2017	132.9
Thereafter	1,237.4

Total future amortization expense	$1,911.6

Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Assets

5. Other Assets

TransUnion Holding

Other assets consisted of the following:

	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012
(in millions)
Investments in affiliated companies	$88.6	$88.6
Deferred financing fees	31.7	34.0
Deposits	6.3	6.3
Other	0.8	0.9

Total other assets	$127.4	$129.8

TransUnion Corp

Other assets consisted of the following:

	TransUnion Corp Successor June 30, 2013	TransUnion Corp Successor December 31, 2012
(in millions)
Investments in affiliated companies	$88.6	$88.6
Deferred financing fees	0.6	—
Deposits	6.3	6.3
Other	0.7	0.8

Total other assets	$96.2	$95.7

8. Other Assets

TransUnion Holding

Other assets of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Investments in affiliated companies	$88.6
Deferred financing fees	34.0
Deposits	6.3
Other	0.9

Total other assets	$129.8

Investments in affiliated companies consist of our investments in non-consolidated domestic and foreign entities. These entities are in businesses similar to ours, such as credit reporting, credit scoring and credit monitoring services. Deferred financing fees consisted of financing fees paid in connection with the issuance of our 9.625% and 8.125% notes. See Note 13, “Debt,” for additional information on those notes.

TransUnion Corp

Other assets of TransUnion Corp consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Investments in affiliated companies	$88.6	$42.7
Deferred financing fees	—	23.7
Deposits	6.3	10.7
Other	0.8	0.7

Total other assets	$95.7	$77.8

Investments in affiliated companies increased $45.9 million from December 31, 2011, primarily due to the purchase accounting fair value adjustment to the carrying values of certain investments, primarily our investments in the credit bureaus in Mexico and India. Deferred financing fees decreased $23.7 million from December 31, 2011, primarily due the purchase accounting fair value adjustment.

Investments in Affiliated Companies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments in Affiliated Companies

6. Investments in Affiliated Companies

Investments in affiliated companies represent our investment in non-consolidated domestic and foreign entities. These entities are in businesses similar to ours, such as credit reporting, credit scoring and credit monitoring services. All of the investments in affiliated companies are owned by TransUnion Corp. TransUnion Holding has no equity method investments other than the equity method investments owned by TransUnion Corp. These investments are included in other assets on the balance sheet.

We use the equity method to account for investments in affiliates where we have at least a 20% ownership interest or where we are able to exercise significant influence. For these investments, we adjust the carrying value for our proportionate share of the affiliates’ earnings, losses and distributions, as well as for purchases and sales of our ownership interest.

We use the cost method to account for all other nonmarketable investments. For these investments, we adjust the carrying value for purchases and sales of our ownership interests.

For all investments, we adjust the carrying value if we determine that an other-than-temporary impairment in value has occurred. There were no impairments of investments in affiliated companies taken in the six months ended June 30, 2013 or 2012.

Investments in affiliated companies consisted of the following:

(in millions)	TransUnion Holding and TransUnion Corp Successor June 30, 2013	TransUnion Holding and TransUnion Corp Successor December 31, 2012
Total equity method investments	$80.7	$80.7
Total cost method investments	7.9	7.9

Total investments in affiliated companies	$88.6	$88.6

Earnings from equity method investments, included in other income, and dividends received from equity method investments consisted of the following

(in millions)	TransUnion Holding and TransUnion Corp Successor Six Months Ended June 30, 2013	TransUnion Holding From the Date of Inception through June 30, 2012	TransUnion Corp – Successor Two Months Ended June 30, 2012	TransUnion Corp – Predecessor Four Months Ended April 30, 2012
Earnings from equity method investments	$7.3	$2.4	$2.4	$4.1
Dividends received from equity method investments	$7.4	$6.2	$6.2	$0.4

Under SEC Regulation S-X, Rule 4-08(g), our investments in TransUnion de Mexico, S.A. and Credit Information Bureau (India) Ltd. are considered significant equity method investments for TransUnion Holding, but not for TransUnion Corp. The summarized financial information required by SEC Regulation S-X, Rule 1-02(bb)(2) consisted of the following:

(in millions)	Significant Equity Method Investments Six Months Ended June 30, 2013
Revenue	$27.2
Operating Income	$14.5
Income from continuing operations	$11.9
Net income	$11.9

9. Investments in Affiliated Companies

Investments in affiliated companies represent our investment in non-consolidated domestic and foreign entities. These entities are in businesses similar to ours, such as credit reporting, credit scoring and credit monitoring services. All of the investments in affiliated companies are owned by TransUnion Corp. TransUnion Holding has no equity method investments other than the equity method investments owned by TransUnion Corp.

We use the equity method to account for investments in affiliates where we have at least a 20% ownership interest or where we are able to exercise significant influence. For these investments, we adjust the carrying value for our proportionate share of the affiliates’ earnings, losses and distributions, as well as for purchases and sales of our ownership interest.

We use the cost method to account for all other nonmarketable investments. For these investments, we adjust the carrying value for purchases and sales of our ownership interests and for distributions received from the affiliates.

For all investments, we adjust the carrying value if we determine that an other-than-temporary impairment in value has occurred. There were no impairments of investments in affiliated companies taken in 2012, 2011 or 2010.

Investments in affiliated companies consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Trans Union de Mexico, S.A. (25.69% ownership interest)	$49.4	$8.5
Credit Information Bureau (India) Ltd. (27.5% ownership interest)	26.6	19.5
All other equity method investments	4.7	6.8

Total equity method investments	$80.7	$34.8
Total cost method investments	7.9	7.9

Total investments in affiliated companies	$88.6	$42.7

These balances are included in other assets on the balance sheet. Included in the increase in equity method investments was a purchase accounting fair value adjustment to the carrying values of certain investments, primarily our investments in the credit bureaus in Mexico and India.

For TransUnion Holding inception through December 31, 2012, and TransUnion Corp Successor eight months ended December 31, 2012, our share of the earnings in our equity method investments was $8.0 million, including $4.4 million and $1.4 million from investments in the credit bureaus in Mexico and India, respectively. For TransUnion Corp Predecessor, our share in the earnings of our equity method investees was $4.1 million for the four months ended April 30, 2012, including $2.3 million and $0.6 million from our investments in the credit bureaus in Mexico and India, respectively. For TransUnion Corp Predecessor, our share in the earnings of our equity method investees was $11.4 million and $8.4 million for the ended December 31, 2011 and 2010, respectively. Earnings from equity method investees have been included in other income. Dividends received from equity method investments for TransUnion Corp Successor were $9.3 million for the eight months ended December 31, 2012. Dividends received from equity method investments for TransUnion Corp Predecessor were $0.4 million $8.0 million and $4.9 million for the four months ended April 30, 2012 and the years ended December 31, 2011 and 2010, respectively. Dividends received from cost method investments for TransUnion Corp Successor were $0.6 for the eight months ended December 31, 2012. TransUnion Corp Predecessor did not receive any dividends from cost method investments for the four months ended April 30, 2012. Dividends received from cost method investments for TransUnion Corp Predecessor, were $0.6 million and $0.5 million in 2011 and 2010, respectively. These dividends have been included in other income.

Accounts Payable	12 Months Ended
Dec. 31, 2012
Accounts Payable

10. Accounts Payable

TransUnion Holding

Accounts payable of TransUnion Holding was as follows:

(in millions)	TransUnion Holding December 31, 2012
Accounts payable	$78.4

TransUnion Corp

Accounts payable of TransUnion Corp was as follows:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Accounts payable	$77.5	$75.1

Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Current Liabilities

7. Other Current Liabilities

TransUnion Holding

Other current liabilities consisted of the following:

(in millions)	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012
Accrued payroll	$48.0	$64.2
Accrued interest	23.0	25.8
Deferred revenue	8.6	12.5
Accrued employee benefits	7.2	10.6
Accrued liabilities	6.5	5.6
Other	14.6	10.6

Total other current liabilities	$107.9	$129.3

Accrued payroll decreased $16.2 million from year end 2012 due primarily to the payment of accrued 2012 bonuses during the six months ended June 30, 2013.

TransUnion Corp

Other current liabilities consisted of the following:

(in millions)	TransUnion Corp Successor June 30, 2013	TransUnion Corp Successor December 31, 2012
Accrued payroll	$48.0	$64.2
Accrued interest	4.9	3.7
Deferred revenue	8.6	12.5
Accrued liabilities	6.5	5.6
Accrued employee benefits	7.2	10.6
Other	14.4	10.4

Total other current liabilities	$89.6	$107.0

Accrued payroll decreased $16.2 million from year end 2012 due primarily to the payment of accrued 2012 bonuses during the six months ended June 30, 2013.

11. Other Current Liabilities

TransUnion Holding

Other current liabilities of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Accrued payroll	$64.2
Accrued interest	25.8
Deferred revenue	12.5
Accrued employee benefits	10.6
Accrued liabilities	5.6
Other	10.6

Total other current liabilities	$129.3

Accrued payroll consisted of bonuses accrued throughout the year to be paid in the first quarter of 2013, and wages accruing since the last payroll date of 2012. Accrued interest consisted primarily of interest accrued on the TransUnion Holding PIK Toggle notes. The 9.625% notes have interest due each March and September and the 8.125% notes have interest due each June and December, with the first interest payment due June 2013.

TransUnion Corp

Other current liabilities of TransUnion Corp consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Accrued payroll	$64.2	$55.1
Accrued interest	3.7	5.0
Deferred revenue	12.5	13.0
Accrued liabilities	5.6	5.6
Accrued employee benefits	10.6	8.7
Other	10.4	12.8

Total other current liabilities	$107.0	$100.2

Accrued payroll increased $9.1 million primarily due to an increase in headcount, accrued bonus and accrued severance.

Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Liabilities

8. Other liabilities

TransUnion Holding

Other liabilities consisted of the following:

(in millions)	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012
Deferred income taxes	$639.0	$657.5
Retirement benefits	10.1	10.0
Unrecognized tax benefits	4.8	4.9
Other	2.4	7.0

Total other liabilities	$656.3	$679.4

12. Other Liabilities

TransUnion Holding

Other liabilities of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Deferred income taxes	$657.5
Retirement benefits	10.0
Unrecognized tax benefits	4.9
Other	7.0

Total other liabilities	$679.4

Deferred income taxes consist primarily of the liability resulting from purchase accounting fair value adjustments recorded for financial statement purposes but not for tax purposes due to the 2012 Change in Control Transaction, and taxes accrued under ASC 740-30 on unremitted foreign earnings as further discussed in Note 14, “Income Taxes.”

TransUnion Corp

Other liabilities of TransUnion Corp consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Deferred income taxes	$645.8	$39.9
Retirement benefits	10.0	9.6
Unrecognized tax benefits	4.8	3.2
Other	6.8	0.6

Total other liabilities	$667.4	$53.3

Deferred income taxes increased $605.9 million from December 31, 2011, primarily due to the tax effect of purchase accounting fair value adjustments recorded for financial statement purposes but not for tax purposes as a result of the 2012 Change in Control Transaction and taxes accrued under ASC 740-30 on unremitted foreign earnings as further discussed in Note 14, “Income Taxes.”

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt

9. Debt

Debt outstanding consisted of the following:

(in millions)	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012	TransUnion Corp Successor June 30, 2013	TransUnion Corp Successor December 31, 2012
Senior secured term loan, payable in quarterly installments through February 10, 2019, including variable interest (4.25% at June 30, 2013) at LIBOR or alternate base rate, plus applicable margin	$918.6	$923.4	$918.6	$923.4
Senior secured revolving line of credit, due on February 10, 2017, variable interest (4.63% weighted average at June 30, 2013) at LIBOR or alternate base rate, plus applicable margin	—	—	—	—
11.375% notes—senior notes, principal due June 15, 2018, semi-annual interest payments, 11.375% fixed interest per annum, includes unamortized fair value adjustment at June 30, 2013 of $104.8	749.8	758.4	749.8	758.4
9.625% notes—senior unsecured PIK toggle notes, principal due June 15, 2018, semi-annual interest payments, 9.625% fixed interest per annum	600.0	600.0	—	—
8.125% notes—senior unsecured PIK toggle notes, principal due June 15, 2018, semi-annual interest payments, 8.125% fixed interest per annum, includes original issuance discount at June 30, 2013 of $1.8	398.2	398.0	—	—
Note payable for 2011 acquisition, payable in annual installments through April 15, 2013, excluding imputed interest of 10.0%	—	0.9	—	0.9
Capital lease obligations	0.1	0.2	0.1	0.2

Total debt	$2,666.7	$2,680.9	$1,668.5	$1,682.9
Less short-term debt and current maturities	(9.5)	(10.6)	(9.5)	(10.6)

Total long-term debt	$2,657.2	$2,670.3	$1,659.0	$1,672.3

Interest expense consisted of the following:

(in millions)	TransUnion Holding Six Months Ended June 30, 2013	TransUnion Holding From Inception Date Through June 30, 2012	TransUnion Corp Successor Six Months Ended June 30, 2013	TransUnion Corp Successor Two Months Ended June 30, 2012	TransUnion Corp Predecessor Four Months Ended April 30, 2012
Senior secured term loan	$22.3	$8.8	$22.3	$8.8	$15.6
11.375% notes	28.1	9.6	28.1	9.6	25.1
9.625% notes:	31.0	16.4	—	—	—
8.125 % notes:	17.0	—	—	—	—
Other	0.6	—	0.6	—	(0.2)

Total interest	$99.0	$34.8	$51.0	$18.4	$40.5

TransUnion Holding

9.625% Notes

In connection with the acquisition of TransUnion Corp, on March 21, 2012, TransUnion Holding issued $600.0 million principal amount of 9.625%/10.375% senior unsecured PIK toggle notes (“9.625% notes”) due June 15, 2018. Pursuant to a registration rights agreement, these notes were registered with the SEC. TransUnion Holding is required to pay interest on the 9.625% notes in cash unless certain conditions described in the indenture governing the notes are satisfied, in which case the TransUnion Holding will be entitled to pay interest for such period by increasing the principal amount of the notes or by issuing new notes (such increase being referred to as “PIK,” or paid-in-kind interest) to the extent described in the indenture.

The indenture governing the 9.625% notes contains nonfinancial covenants that include restrictions on our ability to pay dividends or distributions, repurchase equity, prepay junior debt, make certain investments, incur additional debt, issue certain stock, incur liens on property, merge, consolidate or sell certain assets, enter into transactions with affiliates, and allow to exist certain restrictions on the ability of subsidiaries to pay dividends or make other payments to TransUnion Holding. We are in compliance with all covenants under the indenture.

8.125% Notes

On November 1, 2012, TransUnion Holding issued $400.0 million principal amount of 8.125%/8.875% senior unsecured PIK toggle notes (“8.125% notes”) due June 15, 2018, at an offering price of 99.5% in a private placement to certain investors. TransUnion Holding is required to pay interest on the 8.125% notes in cash unless certain conditions described in the indenture governing the notes are satisfied, in which case TransUnion Holding will be entitled to pay interest for such period by increasing the principal amount of the notes or by issuing new notes to the extent described in the indenture.

In connection with the issuance of the notes, we entered into a registration rights agreement that required us to exchange the notes for an equal amount of notes registered with the SEC. We filed the Registration Statement on Form S-4 for the notes with the SEC on June 26, 2013, and the related prospectus on July 18, 2013. As of the date of this filing, the exchange offer is still open and will expire on August 15, 2013, unless extended. The terms of the registered notes are substantially identical to the outstanding notes except for the transfer restrictions and registration rights relating to the outstanding notes will not apply to the registered notes.

The indenture governing the 8.125% notes and the nonfinancial covenants are substantially similar to those governing the 9.625% notes. We are in compliance with all covenants under the indenture.

TransUnion Corp

Senior Secured Credit Facility

TransUnion LLC entered into a senior secured credit facility with various lenders that consists of a seven-year $950.0 million senior secured term loan and a $210.0 million senior secured revolving line of credit. Interest rates on the borrowings are based on the London Interbank Offered Rate (“LIBOR”) unless otherwise elected. On February 5, 2013, TransUnion LLC signed amendment No. 4 to its senior secured credit facility, which became effective March 1, 2013 and expensed $2.4 million of related loan fees. The amendment, among other things, lowered the floor on the term loan from 1.50% to 1.25%, lowered the margin on the term loan from 4.00% to 3.00%, extended the term loan maturity date one year to February 2019, delayed the first required excess cash payments until 2014, and relaxed certain covenant requirements.

With certain exceptions, the obligations are secured by a first-priority security interest in substantially all of the assets of Trans Union LLC, including its investments in subsidiaries. The credit facility contains various restrictions and nonfinancial covenants, along with a senior secured net leverage ratio test that only applies to periods in which we have outstanding amounts drawn on the revolving line of credit. The nonfinancial covenants include restrictions on dividends, investments, dispositions, future borrowings and other specified payments, as well as additional reporting and disclosure requirements. The credit facility restrictions and covenants exclude any impact of the purchase accounting fair value adjustments or the increased amortization expense resulting from the 2012 Change in Control Transaction. We are in compliance with all of the covenants under the credit facility.

On April 30, 2012, we entered into swap agreements that effectively fixed the interest payments on a portion of the term loan at 2.033%, plus the applicable margin, beginning March 28, 2013. Under the swap agreements, which we have designated as cash flow hedges, we pay a fixed rate of interest of 2.033% and receive a variable rate of interest equal to the greater of 1.50% or the 3-month LIBOR. The net amount to be paid or received will be recorded as an adjustment to interest expense. The change in fair value of the swap instrument is recorded in accumulated other comprehensive income (loss), net of tax, in the consolidated statements of comprehensive income to the extent the hedge is effective, and in other income and expense in the consolidated statements of income to the extent the hedge is ineffective. The total notional amount of the swaps at June 30, 2013 was $487.5 million and is scheduled to decrease as scheduled principal payments are made on the term loan. The total fair value of the swap instruments as of June 30, 2013, was a liability of $1.0 million and was included in other liabilities on our consolidated balance sheet. The net of tax unrealized loss on the swap instruments as of June 30, 2013, of $0.6 million was included in accumulated other comprehensive income (loss). For the six months ended June 30, 2013, there was no ineffectiveness recorded in the statement of income. The cash flows on the hedge instrument began on June 28, 2013, and we do not currently expect to elect a non-LIBOR loan or to pay down our term loan below the notional amount of the swaps in the next 12 months.

11.375% Notes

In connection with the 2010 Change in Control Transaction, on June 15, 2010, Trans Union LLC and its wholly-owned subsidiary TransUnion Financing Corporation, issued $645.0 million of senior 11.375% notes due June 15, 2018 (“11.375% notes”). The 11.375% notes are guaranteed by TransUnion Corp and certain wholly owned domestic subsidiaries of TransUnion LLC. Pursuant to a registration rights agreement, these notes have been registered with the SEC. As a result of the 2012 Change in Control Transaction, a purchase accounting fair value adjustment increase of $124.2 million was allocated to the senior notes and is being amortized. The indenture governing the 11.375% notes contains nonfinancial covenants that include restrictions on dividends, investments, dispositions, future borrowings and other specified payments, as well as additional reporting and disclosure requirements. The covenants exclude the impact of the purchase accounting fair value adjustment and the increased amortization expense resulting from the 2012 Change in Control Transaction. We are in compliance with all covenants under the indenture.

Fair Value of Debt

The estimated fair values of our 9.625%, 8.125% and 11.375% notes as of June 30, 2013, were $643.5 million, $424.3 million and $716.0 million, respectively, compared to book values of $600.0 million, $398.2 million and $749.8 million, respectively. The fair value of these fixed-rate notes, as determined under Level 2 of the fair-value hierarchy, is measured using quoted market prices. The book value of our variable-rate debt approximates its fair value. The estimated fair value of our debt may not represent the actual settlement value due to redemption premiums and prepayment penalties that we may incur in connection with extinguishing our debt before its stated maturity.

13. Debt

Debt outstanding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Senior secured term loan, payable in quarterly installments through February 10, 2018, including variable interest (5.50% at December 31, 2012) at LIBOR or alternate base rate, plus applicable margin	$923.4	$923.4	$942.9
Senior secured revolving line of credit, due on February 10, 2017, variable interest (5.11% weighted average at December 31, 2012) at LIBOR or alternate base rate, plus applicable margin	—	—	—
Senior notes, principal due June 15, 2018, semi-annual interest payments, 11.375% fixed interest per annum, including unamortized fair value adjustment at December 31, 2012 of $113.4 (11.375% notes)	758.4	758.4	645.0
Senior unsecured PIK toggle notes, principal due June 15, 2018, semi-annual interest payments, 9.625% fixed interest per annum (9.625% notes)	600.0	—	—
Senior unsecured PIK toggle notes, principal due June 15, 2018, semi-annual interest payments, 8.125% fixed interest per annum, including original issuance discount at December 31, 2012 of $2.0 (8.125% notes)	398.0	—	—
RFC loan due December 15, 2018, excluding imputed interest of 11.625%	—	—	10.3
Note payable for 2007 acquisition, payable in annual installments through 2012, excluding imputed interest of 4.69%	—	—	0.9
Note payable for 2011 acquisition, payable in annual installments through April 15, 2013, excluding imputed interest of 10.0%	0.9	0.9	1.8
Capital lease obligations	0.2	0.2	0.3

Total debt	$2,680.9	$1,682.9	$1,601.2
Less short-term debt and current maturities	(10.6)	(10.6)	(21.8)

Total long-term debt	$2,670.3	$1,672.3	$1,579.4

Excluding additional principal payments due on the senior secured credit facility beginning in 2013 based on excess cash flows of the prior year, scheduled future maturities of total debt at December 31, 2012, was as follows:

(in millions)	TransUnion Holding	TransUnion Corp Successor
2013	$10.6	$10.6
2014	9.5	9.5
2015	9.5	9.5
2016	9.5	9.5
2017	9.5	9.5
Thereafter	2,520.9	1,520.9
Unamortized premiums and discounts on notes	111.4	113.4

Total	$2,680.9	$1,682.9

Interest expense for the periods presented consisted of the following:

(in millions)	TransUnion Holding Inception Through December 31, 2012	Successor TransUnion Corp Eight Months Ended December 31, 2012	Predecessor TransUnion Corp Four Months Ended April 30, 2012	Predecessor TransUnion Corp Twelve Months Ended December 31, 2011	Predecessor TransUnion Corp Twelve Months Ended December 31, 2010
Senior secured term loan:
Cash and other interest	$35.0	$35.0	$15.1	$47.7	$35.6
Amortized interest	—	—	0.5	2.2	3.5

Total interest expense	$35.0	$35.0	$15.6	$49.9	$39.1

Senior secured revolving line of credit:
Cash and other interest	$—	$—	$—	$—	$0.1
Amortized interest	—	—	—	—	—

Total interest expense	$—	$—	$—	$—	$0.1

11.375% notes:
Cash and other interest	$48.9	$48.9	$24.5	$73.4	$39.8
Amortized interest	—	—	0.6	1.7	0.8
Amortized purchase accounting fair value adjustment premium	(10.8)	(10.8)	—	—	—

Total interest expense	$38.1	$38.1	$25.1	$75.1	$40.6

9.625% notes:
Cash and other interest	$44.8	$—	$—	$—	$—
Amortized interest	1.9	—	—	—	—

Total interest expense	$46.7	$—	$—	$—	$—

8.125% notes:
Cash and other interest	$5.3	$—	$—	$—	$—
Amortized interest	0.2	—	—	—	—

Total interest expense	$5.5	$—	$—	$—	$—

Other Debt:
Cash and other interest	$(0.3)	$(0.3)	$(0.2)	$1.4	$9.1
Amortized interest	—	—	—	—	1.2

Total interest expense	$(0.3)	$(0.3)	$(0.2)	$1.4	$10.3

Total cash and other interest	$133.7	$83.6	$39.4	$122.5	$84.6
Total amortized interest	2.1	—	1.1	3.9	5.5
Total amortized discount / premium	(10.8)	(10.8)	—	—	—

Total interest	$125.0	$72.8	$40.5	$126.4	$90.1

Loan fees, included in other income and expense, for the periods presented consisted the following:

(in millions)	TransUnion Holding Inception Through December 31, 2012	Successor TransUnion Corp Eight Months Ended December 31, 2012	Predecessor TransUnion Corp Four Months Ended April 30, 2012	Predecessor TransUnion Corp Twelve Months Ended December 31, 2011	Predecessor TransUnion Corp Twelve Months Ended December 31, 2010
Senior secured term loan:
Loss on early extinguishment of debt	$—	$—	$—	$59.3	$—

Senior secured revolving line of credit:
Unused revolving line of credit fees	$0.7	$0.7	$0.3	$1.0	$0.5
Amortized deferred financing fees	—	—	0.1	0.3	1.0

Total	$0.7	$0.7	$0.4	$1.3	$1.5

9.625% notes:
Other loan fees	$1.0	$—	$—	$—	$—

Other debt:
Other loan fees	$0.2	$0.2	$2.7	$0.3	$19.5
Amortized deferred financing fees	—	—	—	—	0.6

Total	$0.2	$0.2	$2.7	$0.3	$20.1

Total loan fees	$1.9	$0.9	$3.1	$60.9	$21.6

TransUnion Holding

9.625% notes

In connection with the acquisition of TransUnion Corp, TransUnion Holding issued $600.0 million principal amount of 9.625%/10.375% senior unsecured PIK toggle notes (“9.625% notes”) to certain private investors on March 21, 2012. TransUnion Holding is required to pay interest on the 9.625% notes in cash unless certain conditions described in the indenture governing the notes are satisfied, in which case the Company will be entitled to pay interest for such period by increasing the principal amount of the notes or by issuing new notes (such increase being referred to as “PIK,” or paid-in-kind interest) to the extent described in the indenture.

In connection with the issuance of the 9.625% notes, we entered into a registration rights agreement that required us to exchange the 9.625% notes for an equal amount of notes registered with the SEC. We filed the Registration Statement on Form S-4 for the notes with the SEC on August 31, 2012, and the related prospectus on September 6, 2012. All of the notes were exchanged in the exchange offer. The registration of the notes did not change any of the terms of the notes, other than lifting transfer restrictions on the notes.

The indenture governing the 9.625% notes contains nonfinancial covenants that include restrictions on our ability to pay dividends or distributions, repurchase equity, prepay junior debt, make certain investments, incur additional debt, issue certain stock, incur liens on property, merge, consolidate or sell certain assets, enter into transactions with affiliates, and allow to exist certain restrictions on the ability of subsidiaries to pay dividends or make other payments to the Company. We are in compliance with all covenants under the indenture.

8.125% notes

On November 1, 2012, TransUnion Holding issued $400.0 million principal amount of 8.125%/8.875% senior unsecured PIK toggle notes (“8.125% notes”) due June 15, 2018, at an offering price of 99.5% in a private placement to certain investors. TransUnion Holding is required to pay interest on the 8.125% notes in cash unless certain conditions described in the indenture governing the notes are satisfied, in which case the Company will be entitled to pay interest for such period by increasing the principal amount of the notes or by issuing new notes to the extent described in the indenture.

In connection with the issuance of the 8.125% notes, TransUnion Holding successfully completed a Consent Solicitation to amend the indenture governing its 9.625% notes. The amendment permitted the issuance of the additional $400 million indebtedness and allowed TransUnion Holding to make a dividend payment to its shareholders. The 8.125% notes contain a registration rights agreement that will require us to exchange the notes for an equal amount of notes registered with the SEC. The indenture governing these notes and the nonfinancial covenants are substantially similar to those governing the outstanding 9.625% notes. The proceeds were used to pay a $373.8 million dividend to our shareholders and to pay various costs associated with issuing the debt and obtaining consents from our existing debt holders. In addition, as part of the transaction, on November 1, 2012, TransUnion LLC prepaid $10.0 million of the senior secured term loan with cash on hand.

Transunion Corp

Senior secured credit facility

In connection with the 2010 Change in Control Transaction discussed in Note 2, “Change in Control Transactions,” on June 15, 2010, the Company entered into a senior secured credit facility with various lenders. On February 10, 2011, the Company amended and restated its senior secured credit facility to borrow new funds under a new senior secured term loan and replace the senior secured revolving line of credit. In connection with the refinancing in February 2011, the Company borrowed an additional $4.8 million under the term loan. Effective upon the acquisition of TransUnion Corp by TransUnion Holding as described in Note 2, “Change in Control Transactions,” the senior secured credit facility was further amended to increase the applicable margin on the term loan and revolving line of credit borrowings by 75 basis points and 50 basis points, respectively. In addition, the amendment increased the capacity and extended the term on a portion of the revolving line of credit. The senior secured credit facility was further amended on February 5, 2013. See Note 26, “Subsequent Event.”

This credit facility consists of a seven-year $950.0 million senior secured term loan and a $210.0 million senior secured revolving line of credit. Interest rates on the borrowings are based on the London Interbank Offered Rate (“LIBOR”) unless otherwise elected. As of December 31, 2012, the term loan was subject to a floor of 1.50% plus an applicable margin of 4.00%. The revolving line of credit had three tranches subject to floors of 1.50% to 1.75%, plus applicable margins of 3.00% to 5.00%, depending on the tranche and our senior secured net leverage ratio. There is a 0.5% annual commitment fee payable quarterly based on the undrawn portion of the revolving line of credit. With certain exceptions, the obligations are secured by a first-priority security interest in substantially all of the assets of Trans Union LLC, including its investment in subsidiaries. The credit facility contains various restrictions and nonfinancial covenants, along with a senior secured net leverage ratio test that only applies to periods in which we have outstanding amounts drawn on the revolving line of credit. The nonfinancial covenants include restrictions on dividends, investments, dispositions, future borrowings and other specified payments, as well as additional reporting and disclosure requirements. The credit facility restrictions and covenants exclude any impact of the purchase accounting fair value adjustments or the increased amortization expense resulting from the 2012 Change in Control Transaction. We are in compliance with all of the loan covenants.

Under the term loan, the Company is required to make principal payments of 0.25% of the original principal balance at the end of each quarter, with the remaining principal balance due February 10, 2018. The Company will also be required to make additional principal payments beginning in 2013 based on excess cash flows of the prior year. Depending on the senior secured net leverage ratio for the year, a principal payment of between zero and fifty percent of the excess cash flows will be due the following year. During 2012, the company repaid $19.5 million on the term loan, including a $10.0 prepayment on November 1, 2012, upon issuance of the 8.125% notes. Under the revolving line of credit, the first $25.0 million commitment expires June 15, 2015, the next $30.0 million commitment expires February 10, 2016, and the remaining $155.0 million commitment expires on February 10, 2017. The Company did not repay or borrow any funds under its revolving line of credit during 2012.

On April 30, 2012, we entered into swap agreements that will effectively fix the interest payments on a portion of the term loan at 2.033%, plus the applicable margin, beginning March 28, 2013. Under the swap agreements, which we have designated as cash flow hedges, we pay a fixed rate of interest of 2.033% and receive a variable rate of interest equal to the greater of 1.50% or the 3-month LIBOR. The net amount to be paid or received will be recorded as an adjustment to interest expense. The change in fair value of the swap instrument is recorded in accumulated other comprehensive income (loss), net of tax, in the consolidated statements of comprehensive income to the extent the hedge is effective, and in other income and expense in the consolidated statements of income to the extent the hedge is ineffective. The total notional amount of the swaps at December 31, 2012 was $500 million and is scheduled to decrease as scheduled principal payments are made on the term loan. The total fair value of the swap instruments as of December 31, 2012, was a liability of $5.8 million and was included in other liabilities on our consolidated balance sheet. The net of tax unrealized loss on the swap instruments as of December 31, 2012, of $3.7 million was included in accumulated other comprehensive income (loss). Through December 31, 2012, there were no gains or losses related to hedge ineffectiveness. If we elect a non-LIBOR interest rate on our term loan, or if we pay down our term loan below the notional amount of the swaps, the resulting ineffectiveness would be reclassified from accumulated other comprehensive income (loss) on our consolidated balance sheet to other income and expense on our consolidated statement of income. The cash flows on the hedge instrument begin on June 28, 2013, and we do not expect to elect a non-LIBOR loan or to pay down our term loan below the notional amount of the swaps in the next 12 months.

11.375% notes

In connection with the 2010 Change in Control Transaction, on June 15, 2010, Trans Union LLC and its wholly-owned subsidiary TransUnion Financing Corporation, issued $645.0 million of senior notes to certain private investors. The senior notes mature on June 15, 2018, and accrue interest at a fixed rate of 11.375% per annum, payable semi-annually. Pursuant to a registration rights agreement, these senior notes have been registered with the SEC. The indenture governing the senior notes contains nonfinancial covenants that include restrictions on dividends, investments, dispositions, future borrowings and other specified payments, as well as additional reporting and disclosure requirements. The senior notes covenants exclude any impact of the purchase accounting fair value adjustments or the increased amortization expense resulting from the 2012 Change in Control Transaction. We are in compliance with all covenants under the indenture. As a result of the 2012 Change in Control Transaction, a purchase accounting fair value adjustment increase of $124.2 million was allocated to the senior notes.

RFC loan

In connection with the 2010 Change in Control Transaction, on June 15, 2010, the Company borrowed $16.7 million from an entity owned by Pritzker family business interests under the foreign cash loan (the “RFC loan”). The RFC loan was an unsecured, non-interest bearing note, discounted by $2.5 million for imputed interest. Interest expense was calculated under the effective interest method using an imputed interest rate of 11.625%. The Company repaid the remaining principal of the loan in connection with the 2012 Change in Control Transaction as discussed in Note 2, “Change in Control Transactions.” The Predecessor repaid $5.1 million of principal and imputed interest during 2011.

Note Payable for 2011 acquisition of noncontrolling interests

On April 15, 2011, we acquired the remaining 20% ownership interest in our South Africa subsidiary, TransUnion Analytic and Decision Services (Proprietary) Limited, from the noncontrolling shareholders. In connection with this acquisition, we issued a note to the sellers for $2.0 million. The note is an unsecured, non-interest bearing note, discounted by $0.2 million for imputed interest, due in annual installments of $1.0 million on April 15, 2012, and April 15, 2013. Interest expense is calculated under the effective interest method using an imputed interest rate of 10.0%.

TransUnion Holding and TransUnion Corp

Fair Value of Fixed Rate Notes

The fair value of our fixed-rate debt is determined using Level 2 inputs, quoted market prices for publicly traded instruments. As of December 31, 2012, the fair value of our 9.625%, 8.125% and 11.375% notes were $639.8 million, $413.5 million and $753.0 million, respectively, compared to book value of $600.0 million, $398.0 million and $758.4 million, respectively.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes

10. Income Taxes

On January 2, 2013, the look-through rule under subpart F of the U.S. Internal Revenue Code was retroactively reinstated to January 1, 2012. Consequently, in the first quarter of 2013, we reversed the tax expense we recorded for Subpart F in 2012 due to the expiration of the look-through rule, resulting in a $4.6 million deferred tax benefit. We also recorded a $5.5 million deferred tax expense under ASC 740-30 for the effect that retroactively reinstating the look-through rule had on our deferred tax liability for pre-acquisition unremitted earnings accumulated as of April 30, 2012.

TransUnion Holding

For the three months ended June 30, 2013, we reported a loss before income taxes and an effective tax benefit rate of 23.8%. This rate was lower than the 35% U.S. federal statutory rate due primarily to the impact of lower foreign tax rates on interim period tax expense. For the three months ended June 30, 2012, we also reported a loss and an effective tax benefit rate of 48.9%. This rate was higher than the statutory rate due primarily to the reversal of a valuation allowance on a net operating loss resulting from the acquisition of TransUnion Corp and the ability to use the loss carryforward against future taxable income.

For the six months ended June 30, 2013, we reported a loss before income taxes and an effective tax benefit rate of 19.3%. This rate was lower than the 35% U.S. federal statutory rate due primarily to the net impact on deferred tax of the look-through rule reinstatement as discussed above, an increase to deferred tax expense from the update of our state income tax rate and the effect of lower foreign tax rates on interim period tax expense. From the date of inception through June 30, 2012, we also reported a loss and an effective tax benefit rate of 16.9%. This rate was lower than the statutory rate due primarily to the application of ASC 740-30 to unremitted foreign earnings and the non-deductibility of certain costs incurred in connection with the 2012 Change in Control Transaction.

The total amount of unrecognized tax benefits as of June 30, 2013, and December 31, 2012, was $4.8 million and $4.9 million, respectively. These same amounts would affect the effective tax rate, if recognized. The accrued interest payable for taxes as of June 30, 2013, and December 31, 2012, was $0.6 million and $0.5 million, respectively. There was no significant liability for tax penalties as of June 30, 2013, or December 31, 2012. We are regularly audited by federal, state and foreign taxing authorities. Given the uncertainties inherent in the audit process, it is reasonably possible that certain audits could result in a significant increase or decrease in the total amounts of unrecognized tax benefits.

TransUnion Corp

For the three months ended June 30, 2013, the effective tax rate of 27.4% was lower than the 35% U.S. federal statutory rate due primarily to the favorable tax rate differential on foreign earnings. For the six months ended June 30, 2013, the effective tax rate of 32.9% was lower than the statutory rate due primarily to the favorable tax rate differential on foreign earnings partially offset by the increase in our deferred state income tax rate.

For TransUnion Corp Successor, the effective tax rate of 43.5% for the two months ended June 30, 2012, was higher than the 35% U.S. federal statutory rate due primarily to the application of ASC 740-30 to unremitted foreign earnings. For the one month ended April 30, 2012, TransUnion Corp Predecessor reported a loss before income taxes. The effective tax benefit rate for this period of 33.0% was slightly lower than the 35% statutory rate primarily due to the non-deductibility of certain costs incurred in connection with the 2012 Change in Control Transaction and limitations on our foreign tax credits.

For the four months ended April 30, 2012, TransUnion Corp Predecessor reported a loss from before income taxes. The effective tax benefit rate for this period of 18.0% was lower than the 35% statutory rate due primarily to the application of ASC 740-30 to our unremitted foreign earnings, the non-deductibility of certain costs incurred in connection with the 2012 Change in Control Transaction and limitations on our foreign tax credits.

The total amount of unrecognized tax benefits as of June 30, 2013, and December 31, 2012, was $4.7 million and $4.8 million, respectively. These same amounts would affect the effective tax rate, if recognized. The accrued interest payable for taxes as of June 30, 2013, and December 31, 2012, was $0.6 million and $0.5 million, respectively. There was no significant liability for tax penalties as of June 30, 2013 or December 31, 2012. We are regularly audited by federal, state and foreign taxing authorities. Given the uncertainties inherent in the audit process, it is reasonably possible that certain audits could result in a significant increase or decrease in the total amounts of unrecognized tax benefits.

14. Income Taxes

The provision (benefit) for income taxes on income (loss) from continuing operations consisted of the following:

	TransUnion Holding	TransUnion Corp
(in millions)	Inception Through December 31, 2012	Successor Eight Months Ended December 31, 2012	Predecessor Four Months Ended April 30, 2012	Predecessor Twelve Months Ended December 31, 2011	Predecessor Twelve Months Ended December 31, 2010
Federal
Current	$0.1	$—	$1.0	$(3.0)	$9.7
Deferred	(3.0)	13.2	(16.1)	(1.3)	10.4
State
Current	(0.5)	0.4	0.1	1.6	(2.2)
Deferred	(0.3)	0.4	(1.5)	(1.4)	0.1
Foreign
Current	12.1	12.1	5.7	22.7	26.1
Deferred	(1.8)	(1.8)	(0.7)	(0.8)	2.2

Total provision (benefit) for income taxes	$6.6	$24.3	$(11.5)	$17.8	$46.3

The components of income (loss) from continuing operations before income taxes consisted of the following:

	TransUnion Holding	TransUnion Corp
(in millions)	Inception Through December 31, 2012	Successor Eight Months Ended December 31, 2012	Predecessor Four Months Ended April 30, 2012	Predecessor Twelve Months Ended December 31, 2011	Predecessor Twelve Months Ended December 31, 2010
Domestic	$(33.3)	$36.2	$(79.5)	$0.2	$12.4
Foreign	36.0	36.0	15.6	66.9	70.6

Total income (loss) from continuing operations before income taxes	$2.7	$72.2	$(63.9)	$67.1	$83.0

The provision for income taxes on the loss of discontinued operations for the year ended December 31, 2011, was $0.1 million. The benefit for income taxes on the loss of discontinued operations for the year ended December 31, 2010, was $2.9 million.

The effective income tax rate reconciliation consisted of the following:

	TransUnion Holding		TransUnion Corp
(in millions)	Inception Through December 31, 2012		Successor Eight Months Ended December 31, 2012		Predecessor Four Months Ended April 30, 2012
Income taxes at 35% statutory rate	$0.9	35.0%	$25.3	35.0%	$(22.4)	35.0%
Increase (decrease) resulting from:
State taxes net of federal income tax benefit	(0.9)	(35.0)%	0.7	1.0%	(1.4)	2.2%
Foreign rate differential	(4.0)	(148.1)%	(4.0)	(5.5)%	(1.2)	1.9%
Nondeductible change in control transaction expenses	1.8	66.7%	0.2	0.3%	2.7	(4.2)%
Application of ASC 740-30 to foreign earnings	4.3	159.2%	(1.9)	(2.7)%	8.1	(12.7)%
Impact of foreign dividends, including Subpart F, and foreign tax credits	5.0	185.2%	4.9	6.8%	2.0	(3.1)%
Other	(0.5)	(18.6)%	(0.9)	(1.2)%	0.7	(1.1)%

Total	$6.6	244.4%	$24.3	33.7%	$(11.5)	18.0%

	TransUnion Corp
(in millions)	Predecessor Twelve Months Ended December 31, 2011		Predecessor Twelve Months Ended December 31, 2010
Income taxes at 35% statutory rate	$23.5	35.0%	$29.0	35.0%
Increase (decrease) resulting from:
State taxes net of federal income tax benefit	(0.4)	(0.6)%	(1.6)	(2.0)%
Foreign rate differential	(3.9)	(5.8)%	(0.2)	(0.2)%
Nondeductible change in control transaction expenses	(4.5)	(6.7)%	9.5	11.4%
Application of ASC 740-30 to foreign earnings	2.5	3.7%	1.6	1.9%
Impact of foreign dividends and foreign tax credits	2.0	3.0%	7.8	9.4%
Other	(1.4)	(2.1)%	0.2	0.3%

Total	$17.8	26.5%	$46.3	55.8%

Effective January 1, 2012, the look-through rule under subpart F of the U.S. Internal Revenue Code expired. The subpart F provisions require U.S. corporate shareholders to recognize current U.S. taxable income from passive income, such as dividends earned, at certain foreign subsidiaries regardless of whether that income is remitted to the U.S. The look-through rule had provided an exception to this recognition for subsidiary passive income attributable to an active business. Beginning in 2012, under ASC 740-30, we recorded tax expense for the income tax we would incur if our foreign earnings were distributed up our foreign chain of ownership, but not remitted to the U.S. In calculating the U.S. tax expense on unremitted foreign earnings, we offset the increase in tax with the benefit of related foreign tax credits. As part of the American Taxpayer Relief Act of 2012 enacted into law on January 2, 2013, the look-through rule was retroactively reinstated to January 1, 2012, and we expect to reverse the tax expense we recorded for Subpart F in 2012 during the first quarter of 2013.

The increase in tax deductible transaction costs and interest expense resulting from the 2012 Change in Control Transaction and the related increase in debt significantly reduced the amount of foreign tax credits available to offset our tax expense on both foreign dividends received and unremitted foreign earnings.

TransUnion Holding

The effective tax rate was 244.4% for the period of inception through December 31, 2012. This rate was higher than the 35% U.S. federal statutory rate primarily due to the lapse of the look-through rule and the reduction in available foreign tax credits, the unfavorable impact of ASC 740-30 and the tax non-deductibility of certain costs incurred in connection with the 2012 Change in Control Transaction, partially offset by a favorable tax rate differential on the Company’s foreign earnings.

As a result of the 2012 Change in Control Transaction and increased debt service requirements resulting from the additional debt incurred by TransUnion Holding, we asserted under ASC 740-30 that all unremitted foreign earnings of TransUnion Corp accumulated as of April 30, 2012, were not indefinitely reinvested outside the U.S. Accordingly, we recorded a deferred tax liability for the full estimated U.S. tax cost, net of related foreign tax credits, associated with remitting these earnings back to the U.S.

TransUnion Corp

As a result of the 2012 Change in Control Transaction, TransUnion Corp has two taxable years in 2012, one for the Predecessor and one for the Successor. Effective April 30, 2012, TransUnion Corp and its U.S. subsidiaries will join in the filing of a consolidated U.S. federal tax return with TransUnion Holding. The tax expense and deferred tax accounts of TransUnion Corp Successor are calculated as if TransUnion Corp files a separate U.S. tax return, which excludes the operations of TransUnion Holding.

The effective tax rate was 33.7% for the eight months ended December 31, 2012. This rate was lower than the U.S. federal statutory rate of 35% primarily due to the favorable tax rate differential on foreign earnings and the favorable impact on the ASC 740-30 deferred tax liability due to a reduction in the Dominican Republic withholding tax, partially offset by the lapse of the look-through rule and the reduction in available foreign tax credits.

For the four months ended April 30, 2012, we reported a loss from continuing operations before income taxes. The effective tax benefit rate for this period of 18.0% was lower than the U.S. federal statutory rate of 35% primarily due to the application of ASC 740-30 to our unremitted foreign earnings, the non-deductibility of certain costs incurred in connection with the 2012 Change in Control Transaction and limitations on our foreign tax credits.

For 2011, the effective tax rate of 26.5% was lower than the U.S. federal statutory rate of 35% primarily due to the additional tax-deductible transaction costs resulting from our analysis of the fees incurred in the 2010 Change in Control Transaction and lower tax rates in foreign countries, primarily Canada and Puerto Rico, partially offset by the impact of foreign dividends and foreign tax credits.

For 2010, the effective tax rate of 55.8% was higher than the U.S. federal statutory rate of 35% primarily due to the nondeductible expenses related to the 2010 Change in Control Transaction and the limitation on our foreign tax credit.

Components of net deferred income tax consisted of the following:

(in millions)	TransUnion Holding December 31, 2012	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Deferred income tax assets:
Deferred compensation	$4.4	$4.4	$3.9
Stock-based compensation	0.3	0.3	2.4
Employee benefits	6.3	6.3	5.7
Legal reserves and settlements	1.9	1.9	1.7
Hedge investments	2.2	2.2	—
Financing related costs	46.4	46.4	—
Loss and credit carryforwards	71.0	51.3	30.5
Other	6.3	2.8	2.8

Gross deferred income tax assets	$138.8	$115.6	$47.0
Valuation allowance	(27.2)	(27.2)	(16.9)

Total deferred income tax assets, net	$111.6	$88.4	$30.1

Deferred income tax liabilities:
Depreciation and amortization	$(662.1)	$(662.1)	$(52.4)
Investments in affiliated companies	(17.1)	(17.1)	—
Taxes on undistributed foreign earnings	(49.7)	(32.2)	(4.8)
Other	(3.9)	(3.9)	(4.1)

Total deferred income tax liability	$(732.8)	$(715.3)	$(61.3)

Net deferred income tax liability	$(621.2)	$(626.9)	$(31.2)

The temporary differences resulting from differing treatment of items for tax and accounting purposes result in deferred tax assets and liabilities. If deferred tax assets are not likely to be recovered in future years, a valuation allowance is recorded. During 2012, our valuation allowance increased $10.3 million. As of December 31, 2012 and 2011, a valuation allowance of $27.2 million and $16.9 million, respectively, was recorded against the deferred tax assets generated by capital loss, foreign loss and foreign tax credit carryforwards. Our capital loss carryforwards will expire over the next three years and our foreign loss and credit carryforwards will expire over the next ten years.

We have not provided for U.S. deferred income tax on $16.4 million of unremitted earnings from certain non-U.S. subsidiaries accumulated after April 30, 2012, since these earnings are intended to be permanently reinvested in operations outside of the United States. It is impractical at this time to determine the tax impact if these earnings were distributed.

The total amount of unrecognized tax benefits of TransUnion Holding as of December 31, 2012, was $4.9 million. The amount of unrecognized tax benefits of TransUnion Holding that would affect the effective tax rate, if recognized, was $4.9 million. The total amount of unrecognized tax benefits of TransUnion Corp as of December 31, 2012 and 2011, was $4.8 million and $3.2 million, respectively. The amount of unrecognized tax benefits of TransUnion Corp that would affect the effective tax rate, if recognized, was $4.8 million and $3.2 million as of December 31, 2012 and 2011, respectively.

Total amount of unrecognized tax benefits consisted of the following:

(in millions)	TransUnion Holding December 31, 2012	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Balance as of beginning of period	$3.2	$3.2	$2.1
Additions for tax positions of prior years	0.2	0.2	0.4
Reductions for tax positions of prior years	—	—	—
Additions for tax positions of current year	1.7	1.6	2.2
Reductions relating to settlement and lapse of statute	(0.2)	(0.2)	(1.5)

Balance as of December 31	$4.9	$4.8	$3.2

Consistent with prior periods, we classify interest on unrecognized tax benefits as interest expense and tax penalties as other income or expense on the statement of income. We classify any interest or penalties related to unrecognized tax benefits as other liabilities on the balance sheet. Interest expense related to taxes was insignificant for the years ended December 31, 2012, and December 31, 2011. The accrued interest payable for taxes as of December 31, 2012 and 2011 was $0.5 million and $0.5 million, respectively. There was no significant expense recognized, or significant liability recorded, for tax penalties as of December 31, 2012 or 2011.

We are regularly audited by federal, state, local and foreign taxing authorities. Given the uncertainties inherent in the audit process, it is reasonably possible that certain audits could result in a significant increase or decrease in the total amount of unrecognized tax benefits. An estimate of the range of the increase or decrease in unrecognized tax benefits due to audit results cannot be made at this time. As of December 31, 2012, tax years 2008 and forward remained open for examination in some state and foreign jurisdictions, and tax years 2009 and forward remained open for the U.S. federal audit.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

15. Stock-Based Compensation

From the date of inception through December 31, 2012, TransUnion Holding recognized stock-based compensation of $3.0 million, with a related income tax benefit of approximately $1.1 million. For the eight months ended December 31, 2012, TransUnion Corp Successor recognized $2.6 million of stock-based compensation, with a related income tax benefit of approximately $0.9 million. For the four months ended April 30, 2012, TransUnion Corp Predecessor recognized $90.0 million of stock-based compensation, with a related income tax benefit of approximately $32.4 million. Stock-based compensation recognized by TransUnion Corp Predecessor in 2011 and 2010 totaled $4.6 million and $31.8 million, respectively. The income tax benefit related to stock-based compensation was approximately $1.7 million and $11.5 million in 2011 and 2010, respectively.

In connection with the 2010 Change in Control Transaction described in Note 2, “Change in Control Transactions,” the Company adopted the TransUnion Corp 2010 Management Equity Plan, as approved by the stockholders. In connection with the 2012 Change in Control Transaction, all outstanding awards under the 2010 Management Equity Plan immediately vested and TransUnion Corp Predecessor recognized $88.0 million of additional stock-based compensation, approximately $56.3 million net of tax. Upon the 2012 Change in Control Transaction, the 2010 Management Equity Plan was cancelled and replaced with the TransUnion Holding Company, Inc. 2012 Management Equity Plan, under which stock-based awards may be issued to executive officers, employees and independent directors of the Company. A total of 8.3 million shares have been authorized for grant under the 2012 plan.

Stock Options

During the eight months ended December 31, 2012, the Company granted 6.6 million stock options with a ten-year term under the 2012 Management Equity Plan. Of the stock options granted, 40% vest based on the passage of time (service condition options), and 60% vest based on the passage of time and meeting certain market conditions (market condition options). Service condition options vest over a five-year service period, with 20% vesting on either the first anniversary of the 2012 Change in Control Transaction or one year after the grant date, and 5% vesting each quarter thereafter. Market condition options vest according to the scheduled vesting of service condition options, but are also contingent on meeting the market conditions.

The service condition options had a weighted-average grant date fair value of $4.97 per share, measured using the Black-Scholes valuation model with the following weighted-average assumptions: expected volatility of 59% based on comparable company volatility; expected life of 6.19 years using the simplified method described in SAB No. 110 because we do not have historical data related to exercise behavior; risk-free rate of return of 0.89% derived from the constant maturity treasury curve for a term matching the expected life of the award; and an expected dividend yield of zero. The market condition options had a weighted average grant date fair value of $4.08 per share, measured using a risk-neutral Monte Carlo valuation model, with assumptions similar to those used to value the service condition options.

In connection with a special dividend of $3.41 per common share paid on November 1, 2012, the Company’s compensation committee of the board of directors approved an equitable adjustment to reduce the exercise price of options outstanding at November 9, 2012, from $10.07 to $6.65 per share. Since the Company’s options do not contain mandatory anti-dilution provisions, the adjustment was treated as a modification of the options’ terms and conditions, resulting in $2.8 million of additional compensation expense that is being recognized over the remaining requisite service period.

Stock option activity consisted of the following:

	Shares	Weighted Average Exercise Price(1)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
TransUnion Corp Predecessor outstanding at December 31, 2009	—	$—	—	$—
Granted	3,104,658	24.37
Exercised	—	—
Forfeited	(82,000)	24.37
Expired	—	—

TransUnion Corp Predecessor outstanding at December 31, 2010	3,022,658	$24.37	9.5	$—
Granted	342,000	28.25
Exercised	(6,500)	24.37
Forfeited	(129,200)	25.77
Expired	(600)	24.37

TransUnion Corp Predecessor outstanding at December 31, 2011	3,228,358	$24.72	8.6	$63.7
Granted	55,600	44.47
Exercised	(2,100)	24.37
Forfeited	(71,004)	26.35
Expired	(1,200)	24.37
Cancelled in connection with 2012 Change in Control Transaction	(3,209,654)	25.03

TransUnion Corp Predecessor outstanding at April 30, 2012	—	$—	—	$—
Granted	6,619,789	6.65
Exercised	—	—
Forfeited	(86,980)	6.65
Expired	—	—

TransUnion Holding outstanding at December 31, 2012	6,532,809	$6.65	9.7	$—

Vested and expected to vest as of December 31, 2012	6,115,889	$6.65	9.7	$—
Exercisable at December 31, 2012	—	$—	—	$—

(1)	For periods after April 30, 2012, the weighted average exercise price reflects the November 9, 2012, modified exercise price as discussed above.

In connection with the 2012 Change in Control Transaction, all options outstanding under the 2010 Management Equity Plan were cancelled and existing option holders received $91.2 million in cash consideration for the value of their options. For the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010, the weighted average grant date fair value of options granted was $15.45, $8.28 and $6.07 per share, respectively. The total intrinsic value of options exercised during the four months ended April 30, 2012, and the year ended December 31, 2011 was less than $0.1 million in each period. No options were exercised during 2010.

As of December 31, 2012, stock-based compensation expense remaining to be recognized in future years related to options was $12.2 million for service condition options and $15.2 million for market condition options, with a weighted-average recognition period of 4.6 and 4.4 years, respectively. During the eight months ended December 31, 2012, no options vested under the 2012 Management Equity Plan.

Stock appreciation rights

During the eight months ended December 31, 2012, the Company granted 0.9 million stock appreciation rights (“SARs”) with a ten-year term and an exercise price of $10.07 per share under the 2012 Management Equity Plan. Of the SARs granted, 40% vest over a five-year service period, and 60% vest over a five-year service period, but are contingent on meeting certain market conditions. The SARs provide for cash settlement and are being accounted for as liability awards, with expense recognized based on the award’s fair value and the percentage of requisite service rendered at the end of each reporting period in accordance with ASC 718-30-30-3. In connection with a special dividend of $3.41 per common share paid on November 1, 2012, the Company’s compensation committee of the board of directors approved an equitable adjustment to reduce the exercise price of the SARs outstanding at November 9, 2012, from $10.07 to $6.65 per share.

As of December 31, 2012, none of the SARs were vested or exercisable. Compensation expense remaining to be recognized in future years was $2.5 million based on the fair value of the awards at December 31, 2012.

Restricted stock

During the eight months ended December 31, 2012, the Company granted less than 0.1 million shares of restricted stock that cliff vest after three years under the 2012 Management Equity Plan. The total grant date fair value of the restricted stock was $0.3 million. For the year ended December 31, 2011, the Company did not have any activity with respect to restricted stock. During 2010, all unvested restricted stock previously issued to employees under the TransUnion Corp. Equity Award Program immediately vested upon the 2010 Change in Control Transaction. As a result, the Company recognized $20.7 million of additional stock-based compensation, with a related income tax benefit of approximately $7.5 million.

Restricted stock activity consisted of the following:

	Restricted Stock
	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	1,272,782	$23.74
Granted	556,276	23.03
Vested	(1,805,374)	23.52
Forfeited	(23,684)	23.87

Nonvested at December 31, 2010	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2011	—	$—
Granted	25,082	10.07
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2012	25,082	$10.07

The total fair value of restricted stock vested in 2010 was $44.3 million.

Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value

3. Fair Value

The following table summarizes financial instruments measured at fair value, on a recurring basis, as of June 30, 2013:

(in millions)	Total	Level 1	Level 2	Level 3
Trading securities	$10.9	$10.9	$—	$—
Interest rate swaps	(1.0)	—	(1.0)	—

Total financial instruments at fair value	$9.9	$10.9	$(1.0)	$—

Level 1 investments consist of exchange-traded mutual funds and publicly traded equity investments valued at their current market prices, with unrealized gains and losses included in net income. These securities relate to a nonqualified deferred compensation plan held in trust for the benefit of plan participants and are included in other marketable securities on our balance sheet. There were no significant realized or unrealized gains or losses for these securities for any of the periods presented. Level 2 investments consist of interest rate swaps that are further discussed in Note 9, “Debt.” We determined the fair value of the interest rate swaps using standard valuation models with market-based observable inputs including forward and spot exchange rates and interest rate curves. At June 30, 2013, we did not have any investments valued using Level 3 inputs.

16. Fair Value

Financial instruments measured at fair value on a recurring basis as of December 31, 2012, consisted of the following:

(in millions)	Total	Level 1	Level 2	Level 3
Trading securities	$11.4	$11.4	$—	$—
Interest rate swaps	(5.8)	—	(5.8)	—

Total financial instruments at fair value	$5.6	$11.4	$(5.8)	$—

Level 1 investments, which use quoted market prices in active markets for identical assets to establish fair value, consist of exchange-traded mutual funds and publicly traded equity investments valued at their current market prices. Level 2 investments consist of interest rate swaps that are further discussed in Note 13, “Debt.” We determined the fair value of the interest rate swaps using standard valuation models with market-based observable inputs including forward and spot exchange rates and interest rate curves. At December 31, 2012, we did not have any investments valued using Level 3 inputs.

Business Acquisitions	12 Months Ended
Dec. 31, 2012
Business Acquisitions

17. Business Acquisitions

2011 acquisitions

Crivo Sistemas em Informatica S.A.

On December 28, 2011, we acquired an 80% ownership interest in Crivo, a Brazilian company, for $44.7 million in cash. The purchase was funded using cash on hand. Crivo provides software and services to companies in Brazil to help them make credit, risk and fraud-related decisions. This acquisition is consistent with our strategic objective to invest in growing international regions and will be integrated into our International business segment. Pro forma financial information is not presented because the acquisition was not material to our 2011 consolidated operating results. The results of operations of this business have been included as part of the international segment in the accompanying consolidated statements of income since the date of acquisition.

Purchase Price Allocation

During 2012, we finalized the allocation of the purchase price. The fair value of the net assets acquired and the liabilities assumed as of December 28, 2011, consisted of the following:

(in millions)	Fair Value
Trade accounts receivable and other current assets	$1.7
Property and equipment	10.8
Identifiable intangible assets	20.2
Goodwill(1)	35.2

Total assets acquired	$67.9
Total liabilities assumed	(12.0)

Net assets of acquired company	$55.9
Less: noncontrolling interests	(11.2)

Purchase price of 80% ownership interest	$44.7

(1)

For tax purposes, none of the goodwill was initially tax deductible. However, as part of a restructuring in March 2012, Crivo merged with a holding company and the entire amount of goodwill shown above became tax deductible.

The excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired was recorded as goodwill. The purchase price of Crivo exceeded the fair value of the net assets acquired primarily due to growth opportunities, synergies between its customer base and our existing products, and other technological and operational synergies.

Identifiable Intangible Assets

The fair value of identifiable intangible assets acquired was based on many factors, including an analysis of historical financial performance and estimates of future performance, and was determined using analytical approaches appropriate to the facts and circumstances pertaining to the various classes of assets valued, including discounted cash flow and market-based approaches. The fair values of the intangible assets acquired consisted of the following:

(in millions)	Fair Value	Estimated Useful Life
Customer relationships	$16.7	19 years
Trademarks and tradenames	1.1	20 years
Noncompete agreements	2.4	8 years

Total identifiable intangible assets	$20.2

The weighted-average useful life of identifiable intangible assets is approximately 18 years.

Acquisition Costs

Acquisition costs of $2.4 million in 2011 and $0.5 million in 2012, including investment banker fees, legal fees, due diligence and other external costs were incurred and included in other income and expense in each respective year.

Financial Healthcare Systems, LLC

On October 13, 2011, we acquired a 100% ownership interest in Financial Healthcare Systems, LLC (“FHS”), a Colorado limited liability company. The purchase price allocation was completed in 2011. The results of operations of this business have been included as part of the USIS segment in the accompanying consolidated statements of income since the date of acquisition.

2010 acquisition

On August 1, 2010, we acquired a 51% ownership interest in Databusiness S.A., located in Chile. The purchase price allocation was completed in 2010. The results of operations of this business have been included as part of the International segment in the accompanying consolidated statements of income since the date of acquisition.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations

18. Discontinued Operations

During the first quarter of 2010, we completed the sale of the remaining business comprising our real estate services business. During the second quarter of 2010, we completed the sale of our third-party collection business in South Africa to the existing minority shareholders. We will have no significant ongoing relationship with either of these businesses. We had no revenue from discontinued operations in 2011 or 2012. Revenue from discontinued operations was $5.0 million in 2010. We had no income or loss from discontinued operations in 2012. The net loss from discontinued operations for 2011 of $0.5 million was a result of expenses incurred to wind down these operations. Income from discontinued operations for 2010 included gains, net of tax, of $10.9 million on the final disposal of these businesses and operating losses of $2.7 million.

Operating Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Operating Segments

11. Operating Segments

Operating segments are businesses for which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources. This segment financial information is reported on the basis that is used for the internal evaluation of operating performance. The accounting policies of the segments are the same as described in Note 1, “Significant Accounting and Reporting Policies.”

We evaluate the performance of segments based on revenue and operating income. Intersegment sales and transfers have been eliminated and were not material.

The following is a more detailed description of the three operating segments and the Corporate unit, which provides support services to each operating segment:

U.S. Information Services

U.S. Information Services (“USIS”) provides consumer reports, credit scores, verification services, analytical services and decisioning technology to businesses in the United States through both direct and indirect channels. These services are offered to customers in the financial services, insurance, healthcare and other markets. These business customers use our products and services to acquire new customers, identify cross-selling opportunities, measure and manage debt portfolio risk, collect debt, and manage fraud. This segment also provides mandated consumer services, including dispute investigations, free annual credit reports and other requirements of the United States Fair Credit Reporting Act (“FCRA”), the Fair and Accurate Credit Transactions Act of 2003 (“FACTA”), and other credit-related legislation.

International

The International segment provides services similar to our USIS segment to business customers outside the United States and automotive information and commercial data services to customers in select geographies. Depending on the maturity of the credit economy in each location, services may include credit reports, analytical and decision services, and risk management services. These services are offered to customers in a number of industries, including financial services, insurance, automotive, collections and communications, and are delivered through both direct and indirect channels. The International segment also provides consumer services similar to those offered in our Interactive segment, such as credit reports, credit scores and credit monitoring services. The two market groups in the International segment are developed markets, which includes Canada, Hong Kong and Puerto Rico, and emerging markets, which includes South Africa, Mexico, Brazil, the Dominican Republic, India and other emerging markets.

Interactive

Interactive provides services to consumers, including credit reports, scores and credit and identity monitoring services, primarily through the internet. The majority of revenue is derived from subscribers who pay a monthly fee for access to their credit report and score, and for alerts related to changes in their credit reports.

Corporate

Corporate provides shared services for the Company and conducts enterprise functions. Certain costs incurred in Corporate that are not directly attributable to one or more of the operating segments remain in Corporate. These costs are typically for enterprise-level functions and are primarily administrative in nature.

Selected financial information consisted of the following:

	TransUnion Corp Successor
	Three Months Ended June 30, 2013		Six Months Ended June 30, 2013
(in millions)	Revenue	Operating income (loss)	Revenue	Operating income (loss)
U.S. Information Services	$187.9	$37.3	$371.6	$80.3
International	61.3	4.1	117.0	6.5
Interactive	51.6	15.9	102.7	31.3
Corporate	—	(17.5)	—	(33.8)

Total	$300.8	$39.8	$591.3	$84.3

	TransUnion Corp Successor		TransUnion Corp Predecessor
	Two Months Ended June 30, 2012		One Month Ended April 30, 2012		Four Months Ended April 30, 2012
(in millions)	Revenue	Operating income (loss)	Revenue	Operating income (loss)	Revenue	Operating income (loss)
U.S. Information Services	$123.2	$33.2	$57.3	$(22.4)	$238.1	$33.2
International	37.5	3.1	20.0	(9.5)	76.6	5.3
Interactive	30.2	11.1	15.1	3.1	58.3	13.0
Corporate	—	(10.4)	—	(37.0)	—	(51.7)

Total	$190.9	$37.0	$92.4	$(65.8)	$373.0	$(0.2)

On a stand-alone, non-consolidated basis, TransUnion Holding incurred $0.3 million and $0.7 million of Corporate expenses for the three and six months ended June 30, 2013, respectively, and $0.5 million of Corporate expenses for the three months ended June 30, 2012.

A reconciliation of operating income to income from operations before income taxes for the periods ended as presented was as follows:

	TransUnion Corp Successor			TransUnion Corp Predecessor
(in millions)	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013	Two Months Ended June 30, 2012	One Month Ended April 30, 2012	Four Months Ended April 30, 2012
Operating income (loss) from segments	$39.8	$84.3	$37.0	$(65.8)	$(0.2)
Non-operating income and expense	(23.4)	(49.6)	(17.9)	(30.5)	(63.7)

Income (loss) from continuing operations before income taxes	$16.4	$34.7	$19.1	$(96.3)	$(63.9)

Earning from equity method investments included in other income and expense, net, for the periods presented was as follows:

	TransUnion Corp Successor			TransUnion Corp Predecessor
(in millions)	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013	Two Months Ended June 30, 2012	One Month Ended April 30, 2012	Four Months Ended April 30, 2012
U.S. Information Services	$0.4	$0.8	$0.3	$0.1	$0.5
International	3.8	6.5	2.1	0.9	3.6
Interactive	—	—	—	—	—

Total	$4.2	$7.3	$2.4	$1.0	$4.1

TransUnion Holding has no equity method investments other than the equity method investments owned by TransUnion Corp.

19. Operating Segments

Operating segments are businesses for which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources. This segment financial information is reported on the basis that is used for the internal evaluation of operating performance. The accounting policies of the segments are the same as described in Note 1, “Significant Accounting and Reporting Policies.”

We evaluate the performance of segments based on revenue and operating income. Intersegment sales and transfers have been eliminated and were not material.

The following is a more detailed description of the three operating segments and the Corporate unit, which provides support services to each operating segment:

U.S. Information Services

U.S. Information Services (“USIS”) provides consumer reports, credit scores, verification services, analytical services and decisioning technology to businesses in the United States through both direct and indirect channels. These services are offered to customers in the financial services, insurance, healthcare and other markets. These business customers use our products and services to acquire new customers, identify cross-selling opportunities, measure and manage debt portfolio risk, collect debt, and manage fraud. This segment also provides mandated consumer services, including dispute investigations, free annual credit reports and other requirements of the United States Fair Credit Reporting Act (“FCRA”), the Fair and Accurate Credit Transactions Act of 2003 (“FACTA”), and other credit-related legislation.

International

The International segment provides services similar to our USIS segment to business customers outside the United States and automotive information and commercial data to customers in select geographies. Depending on the maturity of the credit economy in each location, services may include credit reports, analytical and decision services, and risk management services. These services are offered to customers in a number of industries, including financial services, insurance, automotive, collections and communications, and are delivered through both direct and indirect channels. The International segment also provides consumer services similar to those offered in our Interactive segment, such as credit reports, credit scores and credit monitoring services. The two market groups in the International segment are developed markets, which includes Canada, Hong Kong and Puerto Rico, and emerging markets, which includes South Africa, Mexico, Brazil, the Dominican Republic, India and other emerging markets.

Interactive

Interactive provides services to consumers, including credit reports, scores and credit and identity monitoring services, primarily through the internet. The majority of revenue is derived from subscribers who pay a monthly fee for access to their credit report and score, and for alerts related to changes in their credit reports.

Corporate

Corporate provides shared services for the Company and conducts enterprise functions. Certain costs incurred in Corporate that are not directly attributable to one or more of the operating segments remain in Corporate. These costs are typically for enterprise-level functions and are primarily administrative in nature.

Selected financial information consisted of the following:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April, 30 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Revenue
U.S. Information Services	$487.4	$238.1	$660.1	$636.0
International	157.8	76.6	216.1	195.8
Interactive	121.8	58.3	147.8	124.7

Total	$767.0	$373.0	$1,024.0	$956.5

Operating income (loss)
U.S. Information Services	$121.9	$33.2	$185.8	$177.1
International	19.1	5.3	66.7	62.7
Interactive	48.7	13.0	56.5	37.7
Corporate	(47.6)	(51.7)	(56.3)	(61.4)

Total	$142.1	$(0.2)	$252.7	$216.1

Reconciliation of operating income (loss) to income from continuing operations before income tax:
Operating income from segments	$142.1	$(0.2)	$252.7	$216.1
Non-operating income and expense	(69.9)	(63.7)	(185.6)	(133.1)

Income (loss) from continuing operations before income tax	$72.2	$(63.9)	$67.1	$83.0

In addition, on a stand-alone non-consolidated basis, TransUnion Holding had no revenue, a $0.9 million operating loss, and $68.6 million of non-operating expenses from the date of inception through December 31, 2012.

Other income and expense, net, included earnings (losses) from equity method investments as follows:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April 30, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
U.S. Information Services	$0.9	$0.5	$1.1	$(0.1)
International	7.1	3.6	10.3	8.5
Interactive	—	—	—	—

Total	$8.0	$4.1	$11.4	$8.4

TransUnion Holding has no equity method investments other than the equity method investments owned by TransUnion Corp.

Property, plant and equipment, net of accumulated depreciation and amortization, by segment, consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
U.S. Information Services	$55.7	$58.0
International	18.4	26.7
Interactive	3.3	3.3
Corporate	43.8	21.0

Total	$121.2	$109.0

TransUnion Holding owns no property, plant or equipment other than the property, plant and equipment owned by TransUnion Corp.

Cash paid for capital expenditures, by segment, was as follows:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April 30, 2012	Year Ended December 31, 2011
U.S. Information Services	$30.8	$14.3	$54.3
International	8.6	2.4	12.3
Interactive	2.8	1.3	2.1
Corporate	6.6	2.4	5.3

Total	$48.8	$20.4	$74.0

TransUnion Holding had no capital expenditures other than the capital expenditures incurred by TransUnion Corp.

Depreciation and amortization expense of continuing operations, by segment, was as follows:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April 30, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
U.S. Information Services	$78.9	$22.3	$66.9	$63.7
International	25.8	3.7	7.8	6.8
Interactive	5.2	1.3	4.3	4.8
Corporate	5.1	1.9	6.3	6.3

Total	$115.0	$29.2	$85.3	$81.6

TransUnion Holding had no depreciation and amortization expense other than the depreciation and amortization expense incurred by TransUnion Corp.

Revenue based on the country where it was earned, was a follows:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April 30, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
United States	79%	79%	79%	80%
South Africa	7%	8%	9%	9%
Canada	5%	6%	6%	6%
Other	9%	7%	6%	5%

TransUnion Holding had no revenue other than the revenue earned by TransUnion Corp.

Long-lived assets, other than financial instruments and deferred tax assets, based on the location of the legal entity that owns the asset, was as follows:

	Approximate Percent of Long-Lived Assets
Country	2012	2011	2010
United States	81%	80%	88%
South Africa	5%	5%	7%
Canada	4%	2%	2%
Other	10%	13%	3%

TransUnion Holding owns no long-lived assets other than the long-lived assets owned by TransUnion Corp.

Commitments	12 Months Ended
Dec. 31, 2012
Commitments

20. Commitments

Future minimum payments for noncancelable operating leases, purchase obligations and other liabilities of TransUnion Holding in effect as of December 31, 2012, are payable as follows:

(in millions)	Operating Leases	Purchase Obligations	Total
2013	$10.1	$136.9	$147.0
2014	8.8	53.5	62.3
2015	7.2	38.6	45.8
2016	5.6	16.4	22.0
2017	4.5	4.8	9.3
Thereafter	13.3	5.7	19.0

Totals	$49.5	$255.9	$305.4

Purchase obligations to be repaid in 2013 include $78.4 million of trade accounts payable that were included on the balance sheet of TransUnion Holding as of December 31, 2012. Rental expense related to operating leases of TransUnion Corp Successor was $7.4 million for the eight months ended December 31, 2012. Rental expense related to operating leases of TransUnion Corp Predecessor was $3.7 million, $13.8 million and $13.0 million for the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010, respectively. TransUnion Holding had no operating leases other than the operating leases of TransUnion Corp.

Licensing agreements

We have agreements with Fair Isaac Corporation to license credit-scoring algorithms and the right to sell credit scores derived from those algorithms. Payment obligations under these agreements vary due to factors such as the volume of credit scores we sell, what type of credit scores we sell, and how our customers use the credit scores. There are no minimum payments required under these licensing agreements; however we do have a significant level of sales volume related to these credit scores.

Contingencies	12 Months Ended
Dec. 31, 2012
Contingencies

21. Contingencies

Litigation

Due to the nature of our businesses, claims against us will occur in the ordinary course of business. Some of these claims are, or purport to be, class actions that seek substantial damage amounts, including punitive damages. Claimants may seek modifications of business practices, financial incentives or replacement of products or services. We regularly review all claims to determine whether a loss is probable and, if probable, whether the loss can be reasonably estimated. If a loss is probable and can be reasonably estimated, an appropriate reserve is accrued, taking into consideration legal positions, contractual obligations and applicable insurance coverages, and included in other current liabilities. We believe that the reserves established for pending or threatened claims are appropriate based on the facts currently known. Due to the uncertainties inherent in the investigation and resolution of a claim, however, additional losses may be incurred that could materially affect our financial results. Legal fees for ongoing litigation are considered a period cost and are expensed as incurred.

As of both December 31, 2012 and 2011, TransUnion Corp had accrued $5.6 million for pending or anticipated claims of our continuing operations. These amounts were recorded in other accrued liabilities on the consolidated balance sheets and the associated expenses were recorded in selling, general and administrative expenses on the consolidated statements of income. TransUnion Holding had no litigation accruals or expense other than the accruals and expense of TransUnion Corp.

Related-Party Transactions	12 Months Ended
Dec. 31, 2012
Related-Party Transactions

22. Related-Party Transactions

Stockholder Agreement

In connection with the 2012 Change in Control Transaction, TransUnion Holding, GSC and Advent entered into the Major Stockholders’ Agreement. Under the terms of the agreement, GSC and Advent have the right to appoint all members of TransUnion Holding’s board of directors.

Consulting Agreement

In connection with the 2012 Change in Control Transaction, TransUnion Holding, GSC and Advent entered into the Consulting Agreement. Under the terms of the agreement, GSC and Advent are to receive an advisory fee of $250,000 each, increasing 5% annually, in exchange for services provided, including (i) general executive and management services; (ii) identification, support, negotiation and analysis of acquisitions and dispositions; (iii) support, negotiation and analysis of financing alternatives, including in connection with acquisitions, capital expenditures and refinancing of existing debt; (iv) finance functions, including assistance in the preparation of financial projections and monitoring of compliance with financing agreements; (v) human resources functions, including searching and recruiting of executives; and (vi) other services as mutually agreed upon. During 2012, Advent and GSC provided consulting services to TransUnion Holding and the Company accrued fees of $125,000 each for these services.

Other Fees

In connection with the 2012 Change in Control Transaction and the issuance of the 8.125% notes, TransUnion Holding paid acquisition-related and underwriting fees of $11.9 million and $0.2 million to affiliates of GSC and Advent, respectively, and TransUnion Corp Predecessor paid $1.4 million of acquisition-related fees to affiliates of GSC.

In connection with the 2010 Change in Control Transaction TransUnion Corp Predecessor paid $13.0 million to Madison Dearborn Partners, LLC and $2.6 million to The Pritzker Organization, L.L.C. in 2010.

Legal Services

TransUnion Corp Successor paid $0.5 million for the eight months ended December 31, 2012 and TransUnion Corp Predecessor paid $0.1 million, $1.3 million and $0.9 million for the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010, respectively, to the law firm of Neal, Gerber & Eisenberg LLP for legal services. Marshall E. Eisenberg, a partner in the law firm, is a co-trustee of certain Pritzker family U.S. situs trusts that beneficially owned in excess of 5% of the Company’s common stock prior to the 2012 Change in Control Transaction.

TransUnion Corp Successor paid $0.4 million for the eight months ended December 31, 2012 and TransUnion Corp Predecessor paid $3.5 million, $4.4 million and $3.9 million for the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010, respectively, to the law firm of Latham and Watkins LLP. Michael A. Pucker, a partner in the law firm, is an immediate family member of a co-trustee of certain Pritzker family U.S. situs trusts that beneficially owned in excess of 5% of the Company’s common stock prior to the 2012 Change in Control Transaction.

Payables

Other liabilities of both TransUnion Holding and TransUnion Corp Successor at December 31, 2012, included $3.2 million owed to certain Pritzker family business interests related to tax indemnification payments arising in connection with the 2010 Change in Control Transaction. This amount is subject to future adjustments based on a final determination of tax expense.

Issuances of Common Stock

On December 21, 2012, the Company issued an aggregate of 225,563 shares of common stock to David M. Neenan, the Executive Vice President of our International segment, at a purchase price of $6.65 per share.

On December 31, 2012, the Company issued an aggregate 199,237 shares of common stock to James M. Peck, the President and Chief Executive Officer of the Company, at a purchase price of $6.65 per share.

On April 8, 2011, TransUnion Corp issued an aggregate of 30,775 shares of common stock to QED Fund I, LP in a private placement transaction at a purchase price of $24.37 per share. Nigel W. Morris, one of the Company’s directors at that time, is the managing member of QED Partners, LLC, the general partner of QED Fund I, LP, and is a 98% limited partner of QED Fund I, LP. Additionally, Mr. Morris is the managing member of QED Investors, LLC, the manager of QED Fund I, LP.

On May 3, 2011, TransUnion Corp issued an aggregate of 22,500 shares of common stock to Matthew A. Carey, one of the Company’s directors at that time, in a private placement transaction at a purchase price of $24.37 per share.

Investment Purchase

On August 27, 2012, the Company purchased an aggregate 69,625 shares of common stock from Andrew Knight, at that time the Executive Vice President of our International segment, at a purchase price of $10.07 per share, in connection with him leaving the Company.

On November 4, 2011, TransUnion Corp purchased 318,471 shares of Series A Preferred Stock of L2C, Inc. from QED Fund I, LP at a purchase price of $3.14 per share. Nigel W. Morris, one of the Company’s directors at that time, is the managing member of QED Partners, LLC, the general partner of QED Fund I, LP, and is a 98% limited partner of QED Fund I, LP. Additionally, Mr. Morris is the managing member of QED Investors, LLC, the manager of QED Fund I, LP.

Debt

In connection with the 2010 Change in Control Transaction, TransUnion Corp borrowed $16.7 million from an entity owned by Pritzker family business interests under the RFC loan. This loan was repaid in 2012 in connection with the 2012 Change in Control Transaction. See Note 2, “Change in Control Transactions,” and Note 13, “Debt,” for additional information.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited)

23. Quarterly Financial Data (Unaudited)

TransUnion Holding

The quarterly financial data of TransUnion Holding, from the date of inception, consisted of the following:

	Three Months Ended
(in millions)(1)	March 31, 2012(2)(3)	June 30, 2012(3)	September 30, 2012	December 31, 2012
Revenue	$—	$190.9	$291.7	$284.4
Operating income	—	36.5	61.3	43.4
Net income (loss)	(8.5)	(2.3)	13.5	(6.7)
Net income (loss) attributable to TransUnion Holding	(8.5)	(3.5)	11.3	(8.2)

(1)	The sum of the quarterly totals may not equal the annual totals due to rounding.
(2)	Period is from inception of TransUnion Holding, February 15, 2012, through March 31, 2012.
(3)

The financial results of TransUnion Holding include the consolidated results of TransUnion Corp subsequent to April 30, 2012, the date of acquisition. See Note 1, “Significant Accounting and Reporting Policies,” and Note 2, “Change in Control Transactions,” for further information. For the period of inception through March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $7.0 million of acquisition fees related to the 2012 Change in Control Transaction. For the three months ended June 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $8.2 million of acquisition fees related to the 2012 Change in Control Transaction.

TransUnion Corp

The quarterly financial data of TransUnion Corp for 2012 and 2011 consisted of the following:

	Predecessor		Successor	Successor
(in millions)(1)	Three Months Ended March 31, 2012(2)	One Month Ended April 30, 2012(2)	Two Months Ended June 30, 2012(2)	Three Months Ended September 30, 2012	Three Months Ended December 31, 2012
Revenue	$280.6	$92.4	$190.9	$291.7	$284.4
Operating income (loss)	65.6	(65.8)	37.0	61.6	43.6
Net income (loss)	12.1	(64.5)	10.8	23.0	14.1
Net income (loss) attributable to TransUnion Corp	10.2	(65.1)	9.6	20.8	12.6

(1)	The sum of the quarterly totals may not equal the annual totals due to rounding.
(2)

For the three months ended March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Corp included $2.6 million of acquisition fees related to the 2012 Change in Control Transaction. For the one month ended April 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Corp included $18.3 million of acquisition fees related to the 2012 Change in Control Transaction. For the one month ended April 30, 2012, operating income (loss), net income (loss) and net income (loss) attributable to TransUnion Corp all included $90.0 million of accelerated stock-based compensation and related expense as a result of the 2012 Change in Control Transaction. For the two months ended June 30, 2012, operating income (loss), net income (loss) and net income (loss) attributable to TransUnion Corp all included $0.3 million of accelerated stock-based compensation and related expense as a result of the 2012 Change in Control Transaction

	Predecessor Three Months Ended
(in millions) (1)	March 31, 2011(2)	June 30, 2011	September 30, 2011	December 31, 2011
Revenue	$245.9	$257.5	$267.6	$253.0
Operating income	55.1	60.5	72.8	64.3
Income (loss) from continuing operations	(23.3)	25.2	29.3	18.0
Discontinued operations, net of tax	(0.1)	(0.3)	—	—
Net income (loss)	(23.4)	24.9	29.3	18.0
Net income (loss) attributable to TransUnion Corp	(25.5)	22.9	27.1	16.3

(1)	The sum of the quarterly totals may not equal the annual totals due to rounding.
(2)

For the three months ended March 31, 2011, as a result of refinancing our senior secured credit facility in February 2011, the Company incurred a $59.3 million loss on the early extinguishment of debt consisting of a write-off of $49.8 million of previously unamortized deferred financing fees and a prepayment premium of $9.5 million. See Note 13, “Debt,” for additional information.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)

24. Accumulated Other Comprehensive Income (Loss)

The following table sets forth the changes in each component of accumulated other comprehensive income (loss), net of tax:

(in millions)	Foreign Currency Translation Adjustment	Net Unrealized Gain/(Loss) On Hedges	Accumulated Other Comprehensive Income / (Loss)
TransUnion Corp Predecessor balance at December 31, 2010	$9.3	$—	$9.3
Change	(12.9)	—	(12.9)

TransUnion Corp Predecessor balance at December 31, 2011	$(3.6)	$—	$(3.6)
Change	2.2	—	2.2

TransUnion Corp Predecessor balance at April, 30 2012	$(1.4)	$—	$(1.4)
Purchase accounting adjustments	1.4	—	1.4
Change	(20.7)	(3.7)	(24.4)

TransUnion Corp Successor and TransUnion Holding balance at December 31, 2012	$(20.7)	$(3.7)	$(24.4)

Financial Statements of Guarantors	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Statements of Guarantors

12. Financial Statements of Guarantors

As discussed in Note 9, “Debt,” the obligations under the 11.375% notes are unsecured obligations of Trans Union LLC and TransUnion Financing Corporation. However they are guaranteed by TransUnion Corp and certain wholly owned domestic subsidiaries of Trans Union LLC. TransUnion Holding does not guarantee the 11.375% notes. The guarantees of the guarantors are joint, several, full and unconditional. The accompanying consolidating financial information presents the financial position, results of operations and cash flows of the parent guarantor, the issuers, the guarantor subsidiaries as a group, and the non-guarantor subsidiaries as a group. Each entity’s investments in its subsidiaries, if any, are presented under the equity method. The domestic tax provision and related taxes receivable and payable, and the domestic deferred tax assets and liabilities, are prepared on a consolidated basis and are not fully allocated to individual legal entities. As a result, the information presented is not intended to present the financial position or results of operations of those entities on a stand-alone basis.

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Balance Sheet—Successor (Unaudited)

June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Assets
Current assets:
Cash and cash equivalents	$45.9	$—	$—	$84.3	$—	$130.2
Trade accounts receivable, net	—	107.4	23.9	48.1	—	179.4
Due from (to) affiliates	(37.8)	(81.3)	76.0	61.1	(18.0)	—
Other current assets	(10.7)	48.6	(0.7)	6.4	—	43.6

Total current assets	(2.6)	74.7	99.2	199.9	(18.0)	353.2
Property, plant and equipment, net	—	84.9	7.3	16.7	—	108.9
Other marketable securities	—	10.9	—	—	—	10.9
Goodwill	—	1,145.6	136.2	511.1	—	1,792.9
Other intangibles, net	—	1,584.5	74.6	189.8	—	1,848.9
Other assets	1,606.7	1,064.3	2.5	41.8	(2,619.1)	96.2

Total assets	$1,604.1	$3,964.9	$319.8	$959.3	$(2,637.1)	$4,211.0

Liabilities and stockholders’ equity
Current liabilities:
Trade accounts payable	$—	$42.5	$22.8	$15.4	$—	$80.7
Current portion of long-term debt	—	9.5	—	18.0	(18.0)	9.5
Other current liabilities	8.5	58.1	5.2	17.8	—	89.6

Total current liabilities	8.5	110.1	28.0	51.2	(18.0)	179.8
Long-term debt	—	1,659.0	—	6.5	(6.5)	1,659.0
Other liabilities	(19.7)	585.6	2.3	78.4	—	646.6

Total liabilities	(11.2)	2,354.7	30.3	136.1	(24.5)	2,485.4

Redeemable noncontrolling interests	—	—	—	20.4	—	20.4
Total TransUnion Corp stockholders’ equity	1,615.3	1,610.2	289.5	712.9	(2,612.6)	1,615.3
Noncontrolling interests	—	—	—	89.9	—	89.9

Total stockholders’ equity	1,615.3	1,610.2	289.5	802.8	(2,612.6)	1,705.2

Total liabilities and stockholders’ equity	$1,604.1	$3,964.9	$319.8	$959.3	$(2,637.1)	$4,211.0

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Balance Sheet—Successor (Audited)

December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Assets
Current assets:
Cash and cash equivalents	$75.3	$—	$—	$79.0	$—	$154.3
Trade accounts receivable, net	—	98.0	19.5	46.1	—	163.6
Due from (to) affiliates	(14.9)	(82.5)	46.2	56.7	(5.5)	—
Other current assets	(0.3)	52.7	(0.7)	7.0	—	58.7

Total current assets	60.1	68.2	65.0	188.8	(5.5)	376.6
Property, plant and equipment, net	—	95.8	7.8	17.6	—	121.2
Other marketable securities	—	11.4	—	—	—	11.4
Goodwill	—	961.6	324.6	518.0	—	1,804.2
Other intangibles, net	—	1,629.6	75.8	206.2	—	1,911.6
Other assets	1,611.8	1,235.2	2.2	42.4	(2,795.9)	95.7

Total assets	$1,671.9	$4,001.8	$475.4	$973.0	$(2,801.4)	$4,320.7

Liabilities and stockholders’ equity
Current liabilities:
Trade accounts payable	$—	$43.2	$18.9	$15.4	$—	$77.5
Current portion of long-term debt	—	9.5	—	6.6	(5.5)	10.6
Other current liabilities	7.9	68.4	7.2	23.5	—	107.0

Total current liabilities	7.9	121.1	26.1	45.5	(5.5)	195.1
Long-term debt	—	1,672.3	—	6.5	(6.5)	1,672.3
Other liabilities	(13.9)	589.6	2.0	89.7	—	667.4

Total liabilities	(6.0)	2,383.0	28.1	141.7	(12.0)	2,534.8

Redeemable noncontrolling interests	—	—	—	14.7	—	14.7
Total TransUnion Corp stockholders’ equity	1,677.9	1,618.8	447.3	723.3	(2,789.4)	1,677.9
Noncontrolling interests	—	—	—	93.3	—	93.3

Total stockholders’ equity	1,677.9	1,618.8	447.3	816.6	(2,789.4)	1,771.2

Total liabilities and stockholders’ equity	$1,671.9	$4,001.8	$475.4	$973.0	$(2,801.4)	$4,320.7

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Successor (Unaudited)

For the Three Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$180.8	$67.6	$67.1	$(14.7)	$300.8
Operating expenses
Cost of services	—	78.6	31.7	20.8	(9.8)	121.3
Selling, general and administrative	—	57.6	19.4	22.7	(5.2)	94.5
Depreciation and amortization	—	35.9	3.3	6.0	—	45.2

Total operating expenses	—	172.1	54.4	49.5	(15.0)	261.0
Operating income	—	8.7	13.2	17.6	0.3	39.8
Non-operating income and expense
Interest expense	—	(25.2)	—	(0.2)	0.2	(25.2)
Interest income	—	0.2	—	0.2	(0.2)	0.2
Other income and (expense), net	11.3	27.9	1.7	0.3	(39.6)	1.6

Total non-operating income and expense	11.3	2.9	1.7	0.3	(39.6)	(23.4)
Income (loss) from operations before income taxes	11.3	11.6	14.9	17.9	(39.3)	16.4
Provision for income taxes	(1.1)	(0.3)	—	(3.1)	—	(4.5)

Net income (loss)	10.2	11.3	14.9	14.8	(39.3)	11.9
Less: net income attributable to noncontrolling interests	—	—	—	(1.7)	—	(1.7)

Net income (loss) attributable to TransUnion Corp	$10.2	$11.3	$14.9	$13.1	$(39.3)	$10.2

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Successor (Unaudited)

For the Three Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$10.2	$11.3	$14.9	$14.8	$(39.3)	$11.9
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(23.9)	(23.9)	—	(26.3)	47.8	(26.3)
Net unrealized gain on hedges	2.9	2.9	—	—	(2.9)	2.9

Total other comprehensive income (loss), net of tax	(21.0)	(21.0)	—	(26.3)	44.9	(23.4)

Comprehensive income (loss)	(10.8)	(9.7)	14.9	(11.5)	5.6	(11.5)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	0.7	—	0.7

Comprehensive income (loss) attributable to TransUnion Corp	$(10.8)	$(9.7)	$14.9	$(10.8)	$5.6	$(10.8)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Successor (Unaudited)

For the Six Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$356.5	$136.0	$129.1	$(30.3)	$591.3
Operating expenses
Cost of services	—	157.8	60.8	40.9	(20.5)	239.0
Selling, general and administrative	—	107.3	39.2	41.4	(10.4)	177.5
Depreciation and amortization	—	71.1	7.2	12.2	—	90.5

Total operating expenses	—	336.2	107.2	94.5	(30.9)	507.0
Operating income	—	20.3	28.8	34.6	0.6	84.3
Non-operating income and expense
Interest expense	—	(51.0)	—	(0.5)	0.5	(51.0)
Interest income	—	0.5	—	0.5	(0.5)	0.5
Other income and (expense), net	25.4	56.2	1.6	(0.3)	(82.0)	0.9

Total non-operating income and expense	25.4	5.7	1.6	(0.3)	(82.0)	(49.6)
Income (loss) from operations before income taxes	25.4	26.0	30.4	34.3	(81.4)	34.7
Provision for income taxes	(5.0)	(0.6)	—	(5.8)	—	(11.4)

Net income (loss)	20.4	25.4	30.4	28.5	(81.4)	23.3
Less: net income attributable to noncontrolling interests	—	—	—	(2.9)	—	(2.9)

Net income (loss) attributable to TransUnion Corp	$20.4	$25.4	$30.4	$25.6	$(81.4)	$20.4

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Successor (Unaudited)

For the Six Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$20.4	$25.4	$30.4	$28.5	$(81.4)	$23.3
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(40.5)	(40.5)	—	(43.7)	81.0	(43.7)
Net unrealized gain on hedges	3.1	3.1	—	—	(3.1)	3.1

Total other comprehensive income (loss), net of tax	(37.4)	(37.4)	—	(43.7)	77.9	(40.6)

Comprehensive income (loss)	(17.0)	(12.0)	30.4	(15.2)	(3.5)	(17.3)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	0.3	—	0.3

Comprehensive income (loss) attributable to TransUnion Corp	$(17.0)	$(12.0)	$30.4	$(14.9)	$(3.5)	$(17.0)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Successor (Unaudited)

For the Two Months Ended June 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$117.0	$42.4	$43.6	$(12.1)	$190.9
Operating expenses
Cost of services	—	51.5	18.0	13.3	(8.2)	74.6
Selling, general and administrative	—	31.2	11.3	11.9	(4.1)	50.3
Depreciation and amortization	—	23.8	3.1	2.1	—	29.0

Total operating expenses	—	106.5	32.4	27.3	(12.3)	153.9
Operating income	—	10.5	10.0	16.3	0.2	37.0
Non-operating income and expense
Interest expense	—	(18.4)	—	(0.1)	0.1	(18.4)
Interest income	—	—	—	0.2	(0.1)	0.1
Other income and (expense), net	14.0	22.2	—	(0.2)	(35.6)	0.4

Total non-operating income and expense	14.0	3.8	—	(0.1)	(35.6)	(17.9)
Income (loss) before income taxes	14.0	14.3	10.0	16.2	(35.4)	19.1
Provision for income taxes	(4.4)	—	—	(3.9)	—	(8.3)

Net income (loss)	9.6	14.3	10.0	12.3	(35.4)	10.8
Less: net income attributable to noncontrolling interests	—	—	—	(1.2)	—	(1.2)

Net income (loss) attributable to TransUnion Corp	$9.6	$14.3	$10.0	$11.1	$(35.4)	$9.6

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Successor (Unaudited)

For the Two Months Ended June 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$9.6	$14.3	$10.0	$12.3	$(35.4)	$10.8
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(5.6)	(5.6)	—	(6.4)	11.2	(6.4)
Net unrealized loss on hedges	(2.0)	(2.0)	—	—	2.0	(2.0)

Total other comprehensive income (loss), net of tax	(7.6)	(7.6)	—	(6.4)	13.2	(8.4)
Comprehensive income (loss)	2.0	6.7	10.0	5.9	(22.2)	2.4
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(0.4)	—	(0.4)

Comprehensive income (loss) attributable to TransUnion Corp	$2.0	$6.7	$10.0	$5.5	$(22.2)	$2.0

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor (Unaudited)

For the One Month Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$54.9	$21.2	$22.4	$(6.1)	$92.4
Operating expenses
Cost of services	—	42.7	9.2	9.4	(4.3)	57.0
Selling, general and administrative	—	75.0	8.6	12.1	(1.8)	93.9
Depreciation and amortization	—	4.9	1.4	1.0	—	7.3

Total operating expenses	—	122.6	19.2	22.5	(6.1)	158.2
Operating income (loss)	—	(67.7)	2.0	(0.1)	—	(65.8)
Non-operating income and expense
Interest expense	—	(9.8)	—	(0.1)	0.1	(9.8)
Interest income	—	—	—	0.2	—	0.2
Other income and (expense), net	(96.9)	0.3	—	(0.5)	76.2	(20.9)

Total non-operating income and expense	(96.9)	(9.5)	—	(0.4)	76.3	(30.5)
Income (loss) before income taxes	(96.9)	(77.2)	2.0	(0.5)	76.3	(96.3)
(Provision) benefit for income taxes	31.8	(1.3)	—	1.3	—	31.8

Net income (loss)	(65.1)	(78.5)	2.0	0.8	76.3	(64.5)
Less: net income attributable to noncontrolling interests	—	—	—	(0.6)	—	(0.6)

Net income (loss) attributable to TransUnion Corp	$(65.1)	$(78.5)	$2.0	$0.2	$76.3	$(65.1)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor (Unaudited)

For the One Month Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(65.1)	$(78.5)	$2.0	$0.8	$76.3	$(64.5)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(2.4)	(2.4)	—	(2.9)	4.8	(2.9)

Total other comprehensive income (loss), net of tax	(2.4)	(2.4)	—	(2.9)	4.8	(2.9)
Comprehensive income (loss)	(67.5)	(80.9)	2.0	(2.1)	81.1	(67.4)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(0.1)	—	(0.1)

Comprehensive income (loss) attributable to TransUnion Corp	$(67.5)	$(80.9)	$2.0	$(2.2)	$81.1	$(67.5)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor (Unaudited)

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$228.7	$82.5	$84.6	$(22.8)	$373.0
Operating expenses
Cost of services	—	122.6	36.1	29.6	(16.3)	172.0
Selling, general and administrative	0.1	120.0	30.5	28.3	(6.9)	172.0
Depreciation and amortization	—	19.8	5.9	3.5	—	29.2

Total operating expenses	0.1	262.4	72.5	61.4	(23.2)	373.2
Operating income (loss)	(0.1)	(33.7)	10.0	23.2	0.4	(0.2)
Non-operating income and expense
Interest expense	(0.3)	(40.2)	—	(0.3)	0.3	(40.5)
Interest income	0.3	0.3	—	0.3	(0.3)	0.6
Other income and (expense), net	(72.7)	23.4	—	(0.4)	25.9	(23.8)

Total non-operating income and expense	(72.7)	(16.5)	—	(0.4)	25.9	(63.7)
Income (loss) before income taxes	(72.8)	(50.2)	10.0	22.8	26.3	(63.9)
Provision for income taxes	17.9	(1.6)	—	(4.8)	—	11.5

Net income (loss)	(54.9)	(51.8)	10.0	18.0	26.3	(52.4)
Less: net income attributable to noncontrolling interests	—	—	—	(2.5)	—	(2.5)

Net income (loss) attributable to TransUnion Corp	$(54.9)	$(51.8)	$10.0	$15.5	$26.3	$(54.9)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor (Unaudited)

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(54.9)	$(51.8)	$10.0	$18.0	$26.3	$(52.4)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	2.2	2.2	—	2.5	(4.4)	2.5

Total other comprehensive income (loss) , net of tax	2.2	2.2	—	2.5	(4.4)	2.5
Comprehensive income (loss)	(52.7)	(49.6)	10.0	20.5	21.9	(49.9)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2.8)	—	(2.8)

Comprehensive income (loss) attributable to TransUnion Corp	$(52.7)	$(49.6)	$10.0	$17.7	$21.9	$(52.7)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Successor (Unaudited)

For the Six Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash provided by (used in) operating activities	$19.7	$39.5	$3.4	$31.6	$—	$94.2
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(20.8)	(6.6)	(2.8)	—	(30.2)
Proceeds from sale of trading securities	—	2.2	—	—	—	2.2
Investments in trading securities	—	(1.4)	—	—	—	(1.4)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(30.3)	—	(30.3)
Proceeds from sale of other assets	—	0.9	3.2	0.1	—	4.2
Issuance of intercompany notes	—	(32.0)	—	—	32.0	—
Proceeds from repayment of intercompany notes	—	19.5	—	—	(19.5)	—
Other	—	—	—	1.1	—	1.1

Cash provided by (used in) investing activities	—	(31.6)	(3.4)	(31.9)	12.5	(54.4)
Cash flows from financing activities:
Proceeds from senior secured credit facility	—	923.4	—	—	—	923.4
Extinguishment of senior secured credit facility	—	(923.4)	—	—	—	(923.4)
Repayments of debt	—	(4.8)	—	(1.0)	—	(5.8)
Debt financing fees	—	(3.2)	—	—	—	(3.2)
Distributions to noncontrolling interests	—	—	—	(1.1)	—	(1.1)
Dividends to TransUnion Holding	(49.1)	—	—	—	—	(49.1)
Proceeds from intercompany notes	—	—	—	32.0	(32.0)	—
Repayment of intercompany notes	—	—	—	(19.5)	19.5	—
Other	—	0.1	—	—	—	0.1

Cash provided by (used in) financing activities	(49.1)	(7.9)	—	10.4	(12.5)	(59.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(4.8)	—	(4.8)

Net change in cash and cash equivalents	(29.4)	—	—	5.3	—	(24.1)
Cash and cash equivalents, beginning of period	75.3	—	—	79.0	—	154.3

Cash and cash equivalents, end of period	$45.9	$—	$—	$84.3	$—	$130.2

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Successor (Unaudited)

For the Two Months Ended June 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash provided by (used in) operating activities	$(1.5)	$11.5	$1.3	$—	$—	$11.3
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(5.0)	(1.4)	(1.0)	—	(7.4)
Investments in trading securities	—	(0.1)	—	—	—	(0.1)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(10.5)	—	(10.5)
Proceeds from notes receivable	—	—	—	4.0	(4.0)	—

Cash provided by (used in) investing activities	—	(5.1)	(1.4)	(7.5)	(4.0)	(18.0)
Cash flows from financing activities:
Repayments of debt	—	(6.4)	—	—	4.0	(2.4)
Change in control transaction fees	(0.3)	—	—	—	—	(0.3)
Distributions to noncontrolling interests	—	—	—	(0.3)		(0.3)
Other	—	—	0.1		—	0.1

Cash provided by (used in) financing activities	(0.3)	(6.4)	0.1	(0.3)	4.0	(2.9)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.8)	—	(0.8)

Net change in cash and cash equivalents	(1.8)	—	—	(8.6)	—	(10.4)
Cash and cash equivalents, beginning of period	35.2	—	—	61.2	—	96.4

Cash and cash equivalents, end of period	$33.4	$—	$—	$52.6	$—	$86.0

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Predecessor (Unaudited)

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash provided by (used in) operating activities	$34.8	$(3.5)	$4.5	$16.5	$0.1	$52.4
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(15.6)	(3.6)	(1.2)	—	(20.4)
Proceeds from sale of trading securities	—	1.1	—	—	—	1.1
Investments in trading securities	—	(1.1)	—	—	—	(1.1)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(0.1)	—	(0.1)
Proceeds from notes receivable	—	22.6	—	—	(22.6)	—
issuance of notes receivable	—	—	—	(4.1)	4.1	—
Proceeds from sale of other assets	—	—	0.2	—	—	0.2
Other	—	—	(0.3)	1.0	—	0.7

Cash provided by (used in) investing activities	—	7.0	(3.7)	(4.4)	(18.5)	(19.6)
Cash flows from financing activities:
Repayments of debt	(10.3)	(2.5)	(0.9)	(23.5)	22.6	(14.6)
Debt financing fees	—	(6.1)	—	—	—	(6.1)
Distribution of merger consideration	(1.3)	—	—	—	—	(1.3)
Change in control transaction fees	(20.9)	—	—	—	—	(20.9)
Proceeds from issuance of debt	—	4.1	—	—	(4.1)	—
Distributions to noncontrolling interests	—	—	—	(0.4)		(0.4)
Other	(1.7)	—	—	0.1	(0.1)	(1.7)

Cash provided by (used in) financing activities	(34.2)	(4.5)	(0.9)	(23.8)	18.4	(45.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.8	—	0.8

Net change in cash and cash equivalents	0.6	(1.0)	(0.1)	(10.9)	—	(11.4)
Cash and cash equivalents, beginning of period	34.6	1.0	0.1	72.1	—	107.8

Cash and cash equivalents, end of period	$35.2	$—	$—	$61.2	$—	$96.4

25. Financial Statements of Guarantors

As discussed in Note 13, “Debt,” the obligations under the 11.375% notes are unsecured obligations of Trans Union LLC and TransUnion Financing Corporation. However they are guaranteed by TransUnion Corp and certain wholly owned domestic subsidiaries of Trans Union LLC. TransUnion Holding does not guarantee the 11.375% notes. The guarantees of the guarantors are joint, several, full and unconditional. The accompanying consolidating financial information presents the financial position, results of operations and cash flows of the parent guarantor, the issuers, the guarantor subsidiaries as a group, and the non-guarantor subsidiaries as a group. Each entity’s investments in its subsidiaries, if any, are presented under the equity method. The domestic tax provision and related taxes receivable and payable, and the domestic deferred tax assets and liabilities, are prepared on a consolidated basis and are not fully allocated to individual legal entities. As a result, the information presented is not intended to present the financial position or results of operations of those entities on a stand-alone basis.

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Balance Sheet—Successor

December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Assets
Current assets:
Cash and cash equivalents	$75.3	$—	$—	$79.0	$—	$154.3
Trade accounts receivable, net	—	98.0	19.5	46.1	—	163.6
Due from (to) affiliates	(14.9)	(82.5)	46.2	56.7	(5.5)	—
Other current assets	(0.3)	52.7	(0.7)	7.0	—	58.7

Total current assets	60.1	68.2	65.0	188.8	(5.5)	376.6

Property, plant and equipment, net	—	95.8	7.8	17.6	—	121.2
Other marketable securities	—	11.4	—	—	—	11.4
Goodwill	—	961.6	324.6	518.0	—	1,804.2
Other intangibles, net	—	1,629.6	75.8	206.2	—	1,911.6
Other assets	1,611.8	1,235.2	2.2	42.4	(2,795.9)	95.7

Total assets	$1,671.9	$4,001.8	$475.4	$973.0	$(2,801.4)	$4,320.7

Liabilities and stockholders’ equity
Current liabilities:
Trade accounts payable	$—	$43.2	$18.9	$15.4	$—	$77.5
Current portion of long-term debt	—	9.5	—	6.6	(5.5)	10.6
Other current liabilities	7.9	68.4	7.2	23.5	—	107.0

Total current liabilities	7.9	121.1	26.1	45.5	(5.5)	195.1

Long-term debt	—	1,672.3	—	6.5	(6.5)	1,672.3
Other liabilities	(13.9)	589.6	2.0	89.7	—	667.4

Total liabilities	(6.0)	2,383.0	28.1	141.7	(12.0)	2,534.8

Redeemable noncontrolling interests	—	—	—	14.7	—	14.7

Total TransUnion Corp stockholders’ equity	1,677.9	1,618.8	447.3	723.3	(2,789.4)	1,677.9
Noncontrolling interests	—	—	—	93.3	—	93.3

Total stockholders’ equity	1,677.9	1,618.8	447.3	816.6	(2,789.4)	1,771.2

Total liabilities and stockholders’ equity	$1,671.9	$4,001.8	$475.4	$973.0	$(2,801.4)	$4,320.7

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Balance Sheet—Predecessor

December 31, 2011

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Assets
Current assets:
Cash and cash equivalents	$34.6	$1.0	$0.1	$72.1	$—	$107.8
Trade accounts receivable, net	—	89.5	15.0	34.9	—	139.4
Due from (to) affiliates	19.7	(40.7)	3.0	18.0	—	—
Other current assets	9.2	41.8	—	4.4	—	55.4
Current assets of discontinued operations	—	—	—	0.1	—	0.1

Total current assets	63.5	91.6	18.1	129.5	—	302.7

Property, plant and equipment, net	—	73.5	9.4	26.1	—	109.0
Other marketable securities	—	10.3	—	—	—	10.3
Goodwill	—	6.3	189.9	79.0	—	275.2
Other intangibles, net	—	127.9	73.5	29.4	—	230.8
Other assets	(877.5)	526.3	2.4	39.4	387.2	77.8

Total assets	$(814.0)	$835.9	$293.3	$303.4	$387.2	$1,005.8

Liabilities and stockholders’ equity
Current liabilities:
Trade accounts payable	$0.3	$46.0	$16.8	$12.0	$—	$75.1
Current portion of long-term debt	10.3	9.5	0.9	1.1	—	21.8
Other current liabilities	24.0	49.0	6.7	20.5	—	100.2
Current liabilities of discontinued operations	—	—	—	0.4	—	0.4

Total current liabilities	34.6	104.5	24.4	34.0	—	197.5
Long-term debt	—	1,578.4	—	7.5	(6.5)	1,579.4
Other liabilities	—	30.3	6.5	16.5	—	53.3

Total liabilities	34.6	1,713.2	30.9	58.0	(6.5)	1,830.2

Total TransUnion Corp stockholders’ equity	(848.6)	(877.3)	262.4	221.2	393.7	(848.6)
Noncontrolling interests	—	—	—	24.2	—	24.2

Total stockholders’ equity	(848.6)	(877.3)	262.4	245.4	393.7	(824.4)

Total liabilities and stockholders’ equity	$(814.0)	$835.9	$293.3	$303.4	$387.2	$1,005.8

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Successor

For the Eight Months Ended December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$465.7	$168.2	$176.1	$(43.0)	$767.0

Operating expenses
Cost of services	—	202.3	72.9	52.9	(29.9)	298.2
Selling, general and administrative	—	135.5	39.3	50.9	(14.0)	211.7
Depreciation and amortization	—	91.3	7.7	16.0	—	115.0

Total operating expenses	—	429.1	119.9	119.8	(43.9)	624.9

Operating income	—	36.6	48.3	56.3	0.9	142.1

Non-operating income and expense
Interest expense	—	(73.1)	—	0.1	0.2	(72.8)
Interest income	—	0.2	—	0.8	(0.2)	0.8
Other income and (expense), net	61.2	60.7	—	(3.4)	(116.4)	2.1

Total non-operating income and expense	61.2	(12.2)	—	(2.5)	(116.4)	(69.9)

Income (loss) before income taxes	61.2	24.4	48.3	53.8	(115.5)	72.2

(Provision) benefit for income taxes	(18.2)	37.1	(21.8)	(21.4)	—	(24.3)

Net income (loss)	43.0	61.5	26.5	32.4	(115.5)	47.9

Less: net income attributable to noncontrolling interests	—	—	—	(4.9)	—	(4.9)

Net income (loss) attributable to TransUnion Corp	$43.0	$61.5	$26.5	$27.5	$(115.5)	$43.0

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Successor

For the Eight Months Ended December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$43.0	$61.5	$26.5	$32.4	$(115.5)	$47.9

Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(20.7)	(20.7)	—	(22.7)	41.4	(22.7)
Net unrealized loss on hedges	(3.7)	(3.7)	—	—	3.7	(3.7)

Total other comprehensive income (loss), net of tax	(24.4)	(24.4)	—	(22.7)	45.1	(26.4)

Comprehensive income (loss)	18.6	37.1	26.5	9.7	(70.4)	21.5
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2.9)	—	(2.9)

Comprehensive income (loss) attributable to TransUnion Corp	$18.6	$37.1	$26.5	$6.8	$(70.4)	$18.6

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$228.7	$82.5	$84.6	$(22.8)	$373.0

Operating expenses
Cost of services	—	122.6	36.1	29.6	(16.3)	172.0
Selling, general and administrative	0.1	120.0	30.5	28.3	(6.9)	172.0
Depreciation and amortization	—	19.8	5.9	3.5	—	29.2

Total operating expenses	0.1	262.4	72.5	61.4	(23.2)	373.2

Operating income (loss)	(0.1)	(33.7)	10.0	23.2	0.4	(0.2)

Non-operating income and expense
Interest expense	(0.3)	(40.2)	—	(0.3)	0.3	(40.5)
Interest income	0.3	0.3	—	0.3	(0.3)	0.6
Other income and (expense), net	(72.7)	23.4	—	(0.4)	25.9	(23.8)

Total non-operating income and expense	(72.7)	(16.5)	—	(0.4)	25.9	(63.7)

Income (loss) before income taxes	(72.8)	(50.2)	10.0	22.8	26.3	(63.9)

(Provision) benefit for income taxes	17.9	(1.6)	—	(4.8)	—	11.5

Net income (loss)	(54.9)	(51.8)	10.0	18.0	26.3	(52.4)

Less: net income attributable to noncontrolling interests	—	—	—	(2.5)	—	(2.5)

Net income (loss) attributable to TransUnion Corp	$(54.9)	$(51.8)	$10.0	$15.5	$26.3	$(54.9)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$(54.9)	$(51.8)	$10.0	$18.0	$26.3	$(52.4)

Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	2.2	2.2	—	2.5	(4.4)	2.5

Total other comprehensive income (loss), net of tax	2.2	2.2	—	2.5	(4.4)	2.5

Comprehensive income (loss)	(52.7)	(49.6)	10.0	20.5	21.9	(49.9)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2.8)	—	(2.8)

Comprehensive income (loss) attributable to TransUnion Corp	$(52.7)	$(49.6)	$10.0	$17.7	$21.9	$(52.7)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor

For the Twelve Months Ended December 31, 2011

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$637.3	$209.4	$238.4	$(61.1)	$1,024.0
Operating expenses
Cost of services	—	295.1	88.3	79.5	(41.4)	421.5
Selling, general and administrative	0.3	166.9	63.0	55.4	(21.1)	264.5
Depreciation and amortization	—	60.9	17.1	7.3	—	85.3

Total operating expenses	0.3	522.9	168.4	142.2	(62.5)	771.3
Operating income (loss)	(0.3)	114.4	41.0	96.2	1.4	252.7
Non-operating income and expense
Interest expense	(1.3)	(124.9)	—	(0.2)	—	(126.4)
Interest income	—	0.1	—	0.6	—	0.7
Other income and (expense), net	42.9	28.0	(0.1)	(4.7)	(126.0)	(59.9)

Total non-operating income and expense	41.6	(96.8)	(0.1)	(4.3)	(126.0)	(185.6)
Income (loss) from continuing operations before income taxes	41.3	17.6	40.9	91.9	(124.6)	67.1
Benefit (provision) for income taxes	(0.5)	25.3	(20.9)	(21.7)	—	(17.8)

Income (loss) from continuing operations	40.8	42.9	20.0	70.2	(124.6)	49.3
Discontinued operations, net of tax	—	—	—	(0.5)	—	(0.5)

Net income (loss)	40.8	42.9	20.0	69.7	(124.6)	48.8
Less: net income attributable to noncontrolling interests	—	—	—	(8.0)	—	(8.0)

Net income (loss) attributable to TransUnion Corp	$40.8	$42.9	$20.0	$61.7	$(124.6)	$40.8

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor

For the Twelve Months Ended December 31, 2011

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$40.8	$42.9	$20.0	$69.7	$(124.6)	$48.8

Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(12.9)	(12.9)	—	(14.5)	25.8	(14.5)

Total other comprehensive income (loss), net of tax	(12.9)	(12.9)	—	(14.5)	25.8	(14.5)

Comprehensive income (loss)	27.9	30.0	20.0	55.2	(98.8)	34.3
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(6.4)	—	(6.4)

Comprehensive income (loss) attributable to TransUnion Corp	$27.9	30.0	$20.0	$48.8	$(98.8)	$27.9

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor

For the Twelve Months Ended December 31, 2010

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$614.8	$175.6	$215.4	$(49.3)	$956.5
Operating expenses
Cost of services	—	293.9	72.5	65.3	(35.9)	395.8
Selling, general and administrative	0.3	169.1	56.6	51.7	(14.7)	263.0
Depreciation and amortization	—	56.9	18.2	6.5	—	81.6

Total operating expenses	0.3	519.9	147.3	123.5	(50.6)	740.4
Operating income (loss)	(0.3)	94.9	28.3	91.9	1.3	216.1
Non-operating income and expense
Interest expense	(1.2)	(88.6)	—	(0.3)	—	(90.1)
Interest income	0.3	0.2	—	0.5	—	1.0
Other income and (expense), net	38.0	30.3	(0.4)	(1.7)	(110.2)	(44.0)

Total non-operating income and expense	37.1	(58.1)	(0.4)	(1.5)	(110.2)	(133.1)
Income (loss) from continuing operations before income taxes	36.8	36.8	27.9	90.4	(108.9)	83.0
Benefit (provision) for income taxes	(0.2)	0.8	(13.6)	(33.3)	—	(46.3)

Income (loss) from continuing operations	36.6	37.6	14.3	57.1	(108.9)	36.7
Discontinued operations, net of tax	—	—	—	8.2	—	8.2

Net income (loss)	36.6	37.6	14.3	65.3	(108.9)	44.9
Less: net income attributable to noncontrolling interests	—	—	—	(8.3)	—	(8.3)

Net income (loss) attributable to TransUnion Corp	$36.6	$37.6	$14.3	$57.0	$(108.9)	$36.6

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor

For the Twelve Months Ended December 31, 2010

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$36.6	$37.6	$14.3	$65.3	$(108.9)	$44.9

Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	8.6	8.6	—	9.4	(17.2)	9.4
Net unrealized loss on hedges	(1.1)	(1.1)	—	—	1.1	(1.1)

Total other comprehensive income (loss), net of tax	7.5	7.5	—	9.4	(16.1)	8.3

Comprehensive income (loss)	44.1	45.1	14.3	74.7	(125.0)	53.2
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(9.1)	—	(9.1)

Comprehensive income (loss) attributable to TransUnion Corp	$44.1	$45.1	$14.3	$65.6	$(125.0)	$44.1

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Successor

For the Eight Months Ended December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash flows from operating activities:
Net income (loss)	$43.0	$61.5	$26.5	$32.4	$(115.5)	$47.9
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	—	91.3	7.7	16.0	—	115.0
Stock-based compensation	—	2.2	0.1	—	—	2.3
Provision (reduction) for losses on trade accounts receivable	—	—	(2.1)	0.2	—	(1.9)
Change in control transaction fees	0.4	—	—	—	—	0.4
Deferred taxes	14.6	(12.1)	5.0	4.3	—	11.8
Amortization of 11.375% notes purchase accounting fair value adjustment	—	(10.8)	—	—	—	(10.8)
Equity in net income of affiliates, net of dividends	—	1.4	—	(0.1)	—	1.3
Equity in net (income) loss from subsidiaries	(61.5)	(54.0)	—	—	115.5	—
Other	—	(0.5)	—	3.1	—	2.6
Changes in assets and liabilities:
Trade accounts receivable	—	2.3	2.1	(5.4)	—	(1.0)
Other current and long-term assets	72.0	(27.4)	(28.0)	(13.8)	—	2.8
Trade accounts payable	—	5.6	(3.4)	(3.4)	—	(1.2)
Other current and long-term liabilities	(80.9)	(1.1)	(1.1)	5.6	—	(77.5)

Cash provided by (used in) operating activities	(12.4)	58.4	6.8	38.9	—	91.7
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(36.9)	(6.9)	(5.0)	—	(48.8)
Investments in trading securities	—	(0.5)	—	—	—	(0.5)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(14.2)	—	(14.2)
Acquisition related deposits	—	—	—	3.7	—	3.7
Proceeds from notes receivable	—	—	—	3.9	(3.9)	—
Other	—	—	0.1	(1.5)	—	(1.4)

Cash used in investing activities	—	(37.4)	(6.8)	(13.1)	(3.9)	(61.2)

Cash flows from financing activities:
Repayments of debt	—	(21.0)	—	(0.1)	3.9	(17.2)
Change in control transaction fees	(0.4)	—	—	—	—	(0.4)
Distributions to noncontrolling interests	—	—	—	(7.2)	—	(7.2)
Dividends to TransUnion Holding	(27.9)	—	—	—	—	(27.9)
Stockholder contributions	80.8	—	—	—	—	80.8

Cash provided by (used in) financing activities	52.5	(21.0)	—	(7.3)	3.9	28.1
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.7)	—	(0.7)

Net change in cash and cash equivalents	40.1	—	—	17.8	—	57.9
Cash and cash equivalents, beginning of period	35.2	—	—	61.2	—	96.4

Cash and cash equivalents, end of period	$75.3	$—	$—	$79.0	$—	$154.3

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Predecessor

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash flows from operating activities:
Net income (loss)	$(54.9)	$(51.8)	$10.0	$18.0	$26.3	$(52.4)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	—	19.8	5.9	3.5	—	29.2
Stock-based compensation	—	1.8	—	0.2	—	2.0
Deferred financing fees	—	3.9	—	—	—	3.9
Provision (reduction) for losses on trade accounts receivable	—	0.4	2.5	0.2	—	3.1
Change in control transaction fees	20.9	—	—	—	—	20.9
Deferred taxes	(17.6)	—	—	(0.7)	—	(18.3)
Equity in net income of affiliates, net of dividends	—	(2.4)	—	(1.3)	—	(3.7)
Equity in net (income) loss from subsidiaries	51.8	(25.5)	—	—	(26.3)	—
Loss (gain) on sale or exchange of property	—	0.1	—	—	—	0.1
Other	(0.1)	(0.6)	—	(0.1)	0.1	(0.7)
Changes in assets and liabilities:
Trade accounts receivable	—	(11.3)	(7.0)	(6.4)	—	(24.7)
Other current and long-term assets	(34.3)	47.9	(15.8)	3.7	—	1.5
Trade accounts payable	(0.1)	(5.8)	6.2	1.3	—	1.6
Other current and long-term liabilities	69.1	20.0	2.7	(1.9)	—	89.9

Cash provided by (used in) operating activities	34.8	(3.5)	4.5	16.5	0.1	52.4
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(15.6)	(3.6)	(1.2)	—	(20.4)
Proceeds from sale of trading securities	—	1.1	—	—	—	1.1
Investments in trading securities	—	(1.1)	—	—	—	(1.1)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(0.1)	—	(0.1)
Proceeds from notes receivable	—	22.6	—	—	(22.6)	—
Issuance of notes receivable	—	—	—	(4.1)	4.1	—
Other	—	—	(0.1)	1.0	—	0.9

Cash provided by (used in) investing activities	—	7.0	(3.7)	(4.4)	(18.5)	(19.6)

Cash flows from financing activities:
Repayments of debt	(10.3)	(2.5)	(0.9)	(23.5)	22.6	(14.6)
Debt financing fees	—	(6.1)	—	—	—	(6.1)
Distribution of merger consideration	(1.3)	—	—	—	—	(1.3)
Change in control transaction fees	(20.9)	—	—	—	—	(20.9)
Proceeds from issuance of debt	—	4.1	—	—	(4.1)	—
Treasury stock purchases	(1.3)	—	—	—	—	(1.3)
Dividends to noncontrolling interests	—	—	—	(0.4)	—	(0.4)
Other	(0.4)	—	—	0.1	(0.1)	(0.4)

Cash provided by (used in) financing activities	(34.2)	(4.5)	(0.9)	(23.8)	18.4	(45.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.8	—	0.8

Net change in cash and cash equivalents	0.6	(1.0)	(0.1)	(10.9)	—	(11.4)
Cash and cash equivalents, beginning of period	34.6	1.0	0.1	72.1	—	107.8

Cash and cash equivalents, end of period	$35.2	$—	$—	$61.2	$—	$96.4

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Predecessor

For the Twelve Months Ended December 31, 2011

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash flows from operating activities:
Net income (loss)	$40.8	$42.9	$20.0	$69.7	$(124.6)	$48.8
Less: income (loss) from discontinued operations, net of tax	—	—	—	(0.5)	—	(0.5)

Income (loss) from continuing operations	40.8	42.9	20.0	70.2	(124.6)	49.3
Adjustments to reconcile income (loss) from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization	—	60.9	17.1	7.3	—	85.3
Loss on early extinguishment of debt	—	59.3	—	—	—	59.3
Stock-based compensation	—	4.1	0.1	0.4	—	4.6
Deferred financing fees	—	4.2	—	—	—	4.2
Provision for losses on trade accounts receivable	—	1.0	0.3	0.6	—	1.9
Deferred taxes	(0.1)	(4.6)	1.1	0.1	—	(3.5)
Equity in net income of affiliates, net of dividends	—	(1.9)	—	(1.5)	—	(3.4)
Loss (gain) on sale or exchange of property	—	—	(0.3)	—	—	(0.3)
Other	—	0.3	1.8	0.7	—	2.8
Equity in net (income) loss from subsidiaries	(42.9)	(81.7)	—	—	124.6	—
Changes in assets and liabilities:
Trade accounts receivable	—	(4.2)	(2.8)	(4.6)	—	(11.6)
Other current and long-term assets	(49.1)	5.3	14.0	26.5	—	(3.3)
Trade accounts payable	0.1	6.4	5.3	3.1	—	14.9
Other current and long-term liabilities	13.6	(14.1)	—	4.8	—	4.3

Cash provided by (used in) operating activities of continuing operations	(37.6)	77.9	56.6	107.6	—	204.5
Cash used in operating activities of discontinued operations	—	—	—	(1.3)	—	(1.3)

Cash provided by (used in) operating activities	(37.6)	77.9	56.6	106.3	—	203.2
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(60.0)	(5.3)	(8.7)	—	(74.0)
Investments in trading securities	—	(1.2)	—	—	—	(1.2)
Proceeds from sale of trading securities	—	9.9	—	—	—	9.9
Proceeds from sale and redemption of investments in available-for-sale securities	—	—	0.2	—	—	0.2
Investments in held-to-maturity securities	—	—	—	(6.3)	—	(6.3)
Proceeds from held-to-maturity securities	—	—	—	6.3	—	6.3
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	(50.7)	(54.5)	—	(105.2)
Acquisition related deposits	—	—	—	(8.6)	—	(8.6)
Other	—	(2.5)	—	(0.2)	—	(2.7)

Cash used in investing activities	—	(53.8)	(55.8)	(72.0)	—	(181.6)

Cash flows from financing activities:
Proceeds from senior secured term loan	—	950.0	—	—	—	950.0
Extinguishment of senior secured term loan	—	(945.2)	—	—	—	(945.2)
Prepayment fee on early extinguishment of senior secured term loan	—	(9.5)	—	—	—	(9.5)
Repayments of debt	(3.9)	(7.1)	(0.7)	—	—	(11.7)
Treasury stock purchases	(0.2)	—	—	—	—	(0.2)
Distribution of merger consideration	(4.3)	—	—	—	—	(4.3)
Debt financing fees	—	(11.3)	—	—	—	(11.3)
Distributions to noncontrolling interests	—	—	—	(8.5)	—	(8.5)
Stockholder contribution	—	—	—	0.3	—	0.3
Other	(0.8)	—	—	—	—	(0.8)

Cash used in financing activities	(9.2)	(23.1)	(0.7)	(8.2)	—	(41.2)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(3.8)	—	(3.8)

Net change in cash and cash equivalents	(46.8)	1.0	0.1	22.3	—	(23.4)
Cash and cash equivalents, beginning of period	81.4	—	—	49.8	—	131.2

Cash and cash equivalents, end of period	$34.6	$1.0	$0.1	$72.1	$—	$107.8

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Predecessor

For the Twelve Months Ended December 31, 2010

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash flows from operating activities:
Net income (loss)	$36.6	$37.6	$14.3	$65.3	$(108.9)	$44.9
Less: income (loss) from discontinued operations, net of tax	—	—	—	8.2	—	8.2

Income (loss) from continuing operations	36.6	37.6	14.3	57.1	(108.9)	36.7
Adjustments to reconcile income (loss) from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization	—	56.9	18.2	6.5	—	81.6
Loss on early extinguishment of debt	—	11.0	—	—	—	11.0
Stock-based compensation	—	28.7	—	—	—	28.7
Deferred financing fees	—	17.1	—	—	—	17.1
Provision (benefit) for losses on trade accounts receivable	—	1.0	(0.1)	0.6	—	1.5
Change in control transaction fees	—	27.7	—	—	—	27.7
Equity in net income of affiliates, net of dividends	—	(1.0)	—	(2.5)	—	(3.5)
Deferred taxes	—	7.9	0.5	4.3	—	12.7
Loss (gain) on sale or exchange of property	—	(3.9)	—	0.1	—	(3.8)
Other	(0.3)	(0.4)	—	0.1	0.1	(0.5)
Equity in net (income) loss from subsidiaries	(37.6)	(71.3)	—	—	108.9	—
Dividends received from subsidiaries	1,087.2	23.4	—	—	(1,110.6)	—
Changes in assets and liabilities:
Trade accounts receivable	—	(5.3)	(4.2)	(3.1)	—	(12.6)
Other current and long-term assets	34.2	(20.7)	(15.4)	(0.5)	0.3	(2.1)
Trade accounts payable	—	4.8	5.4	(1.2)	—	9.0
Other current and long-term liabilities	0.8	11.8	(6.8)	(4.4)	(0.3)	1.1

Cash provided by (used in) operating activities of continuing operations	1,120.9	125.3	11.9	57.0	(1,110.5)	204.6
Cash used in operating activities of discontinued operations	—	—	—	(4.2)	—	(4.2)

Cash provided by (used in) operating activities	1,120.9	125.3	11.9	52.8	(1,110.5)	200.4

Cash flows from investing activities:
Capital expenditures for property and equipment	—	(26.0)	\ (11.9)	(8.9)	—	(46.8)
Investments in trading securities	—	(1.3)	—	—	—	(1.3)
Proceeds from sale of trading securities	—	1.3	—	—	—	1.3
Proceeds from sale and redemption of investments in available-for-sale securities	114.4	—	—	—	—	114.4
Proceeds from held-to-maturity securities	—	—	—	4.9	—	4.9
Proceeds from sale of assets of discontinued operations	—	—	—	10.6	—	10.6
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	(3.1)	—	(14.0)	3.1	(14.0)
Other	—	16.5	—	0.3	(15.5)	1.3

Cash provided by (used in) investing activities	114.4	(12.6)	(11.9)	(7.1)	(12.4)	70.4
Cash flows from financing activities:
Proceeds from senior secured term loan	—	950.0	—	—	—	950.0
Proceeds from issuance of 11.375% notes	—	645.0	—	—	—	645.0
Proceeds from RFC loan	16.7	—	—	—	—	16.7
Proceeds from revolving line of credit	—	15.0	—	—	—	15.0
Repayments of debt	(89.1)	(520.4)	—	(15.5)	15.5	(609.5)
Treasury stock purchases	(5.4)	—	—	—	—	(5.4)
Distribution of merger consideration	(1,178.6)	—	—	—	—	(1,178.6)
Debt financing fees	—	(85.5)	—	—	—	(85.5)
Change in control transaction fees	—	(27.7)	—	—	—	(27.7)
Dividends to Parent	—	(1,087.2)	—	(23.4)	1,110.6	—
Distributions to noncontrolling interests	—	—	—	(8.6)	—	(8.6)
Other	0.1	(1.9)	—	3.1	(3.2)	(1.9)

Cash provided by (used in) financing activities	(1,256.3)	(112.7)	—	(44.4)	1,122.9	(290.5)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	1.8	—	1.8

Net change in cash and cash equivalents	(21.0)	—	—	3.1	—	(17.9)
Cash and cash equivalents, beginning of period	102.4	—	—	46.7	—	149.1

Cash and cash equivalents, end of period	$81.4	$—	$—	$49.8	$—	$131.2

Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event

26. Subsequent Event

On February 5, 2013, the Company signed amendment No. 4 to its senior secured credit facility, which will be effective March 1, 2013. The amendment, among other things, lowered the floor on the term loan from 1.50% to 1.25%, lowered the margin on the term loan from 4.00% to 3.00%, extended the term loan maturity date one year to February 2019, delayed the first required excess cash payments until 2014, and relaxed certain covenant requirements.

Schedule II-Valuation and Qualifying Accounts	6 Months Ended
Jun. 30, 2013
Schedule II-Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts

TRANSUNION HOLDING COMPANY, INC.

(in millions)	Balance at Acquisition Date	Charged to Costs and Expenses	Charged to Other Accounts	Deductions(1)	Balance at End of Year
Allowance for doubtful accounts:
Year ended December 31,
2012	$—	$(1.9)	$3.7	$(0.1)	$1.7

Allowance for deferred tax assets(2):
Year ended December 31,
2012	$—	$5.0	$24.8	$(2.6)	$27.2

(1)	For the allowance for doubtful accounts, includes write-offs of uncollectable accounts.

Schedule II—Valuation and Qualifying Accounts

TRANSUNION CORP.

(in millions)	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions(1)	Balance at End of Year
Allowance for doubtful accounts(2):
Year ended December 31,
2012	$1.2	$1.3	$—	$(0.8)	$1.7
2011	1.7	1.9	(0.3)	(2.1)	1.2
2010	2.5	1.5	—	(2.3)	1.7

Allowance for deferred tax assets(2):
Year ended December 31,
2012	$16.9	$15.6	$7.4	$(12.7)	$27.2
2011	12.8	4.6	0.2	(0.7)	16.9
2010	3.0	9.9	—	(0.1)	3.0

(1)	For the allowance for doubtful accounts, includes write-offs of uncollectable accounts.
(2)	Excludes discontinued operations.

Significant Accounting and Reporting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Description of Business

Description of Business

TransUnion develops, maintains and enhances a number of secured proprietary information databases to support its operations. These databases contain payment history, accounts receivable information, and other information such as bankruptcies, liens and judgments for consumers and businesses. We maintain reference databases of current consumer names, addresses and telephone numbers which are used for identity verification and fraud management solutions. We obtain this information from a variety of sources, including credit-granting institutions and public records. We build and maintain these databases using our proprietary information management systems, and make the data available to our customers through a variety of services. These services are offered to customers in a number of industries including financial services, insurance, collections and healthcare. We have operations in the United States, Africa, Canada and other international locations.

Basis of Presentation

Basis of Presentation

This Quarterly Report on Form 10-Q is a combined report being filed separately by TransUnion Holding Company, Inc. (“TransUnion Holding”) and TransUnion Corp (“TransUnion Corp), a direct 100% owned subsidiary of TransUnion Holding. Unless the context indicates otherwise, any reference in this report to “Company,” “we,” “us,” and “our” refers to TransUnion Holding and its direct and indirect subsidiaries, including TransUnion Corp, or to TransUnion Corp and its subsidiaries for periods prior to the formation of TransUnion Holding. Each registrant included herein is filing on its own behalf all of the information contained in this quarterly report that pertains to such registrant. When appropriate, TransUnion Holding and TransUnion Corp are named explicitly for their specific related disclosures. Each registrant included herein is not filing any information that does not relate to such registrant and, therefore, makes no representation as to any such information. Where the information provided is substantially the same for both Companies, such information has been combined in this Quarterly Report on Form 10-Q. Where information is not substantially the same for both Companies, we have provided separate information. In addition, separate financial statements for each Company are included in Part I, Item 1, “Financial Statements.”

The accompanying unaudited consolidated financial statements of TransUnion Holding and TransUnion Corp have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. In the opinion of management, all adjustments, including normal recurring adjustments, considered necessary for a fair presentation have been included. All significant intercompany transactions and balances have been eliminated. Operating results of TransUnion Holding and TransUnion Corp for the periods presented are not necessarily indicative of the results that may be expected for the full year ending December 31, 2013. These unaudited consolidated financial statements should be read in conjunction with the audited financial statements of TransUnion Holding and TransUnion Corp as of and for the period ended December 31, 2012, included in our Annual Report on Form 10-K for the year ended December 31, 2012, filed with the Securities and Exchange Commission (“SEC”) on February 25, 2013.

Basis of Presentation

Substantially all of TransUnion Corp’s net assets are owned by TransUnion Holding Company, Inc. (“TransUnion Holding”) and substantially all of TransUnion Holding’s operations are conducted by TransUnion Corp. All of the significant accounting and reporting policies pertain to both TransUnion Holding and TransUnion Corp.

This Annual Report on Form 10-K is a combined report being filed separately by TransUnion Holding and TransUnion Corp, a direct 100% owned subsidiary of TransUnion Holding. Unless the context indicates otherwise, any reference in this report to the “Company,” “we,” “us,” and “our” refers to TransUnion Holding with its direct and indirect subsidiaries, including TransUnion Corp, or to TransUnion Corp and its subsidiaries for periods prior to the forming of TransUnion Holding. Each registrant included herein is filing on its own behalf all of the information contained in this quarterly report that pertains to such registrant. When appropriate, TransUnion Holding and TransUnion Corp are named explicitly for their specific related disclosures. Each registrant included herein is not filing any information that does not relate to such registrant, and therefore makes no representation as to any such information.

Where the information provided is substantially the same for each company, such information has been combined in this Annual Report on Form 10-K. Where information is not substantially the same for each company, we have provided separate information. In addition, separate financial statements for each company are included in Part II, Item 8, “Financial Statements and Supplementary Data.”

2012 Change in Control Transaction

2012 Change in Control Transaction

TransUnion Holding was formed by affiliates of Advent International Corporation (“Advent”) and Goldman Sachs & Co. (“GSC”) on February 15, 2012 as a vehicle to acquire 100% of the outstanding common stock of TransUnion Corp. On April 30, 2012, pursuant to an Agreement and Plan of Merger, TransUnion Holding acquired TransUnion Corp. To partially fund the acquisition, TransUnion Holding issued $600.0 million aggregate principal amount of 9.625%/10.375% senior PIK toggle notes due 2018 (9.625% notes). We refer to these transactions collectively as the “2012 Change in Control Transaction.”

The 2012 Change in Control Transaction was accounted for using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations. The guidance prescribes that the basis of the assets acquired and liabilities assumed be recorded at fair value on the acquirer’s books to reflect the purchase price. Under the guidance provided by the SEC Staff Accounting Bulletin Topic 5J, “New Basis of Accounting Required in Certain Circumstances,” the fair value adjustments of the assets acquired and liabilities assumed have also been pushed-down and recorded on TransUnion Corp’s books.

TransUnion Corp continues to operate as the same legal entity subsequent to the 2012 Change in Control Transaction. On TransUnion Corp’s financial statements, periods prior to May 1, 2012, reflect the financial position, results of operations, and changes in financial position of TransUnion Corp prior to the 2012 Change in Control Transaction (referred to herein as the “Predecessor”) and periods after April 30, 2012, reflect the financial position, results of operations, and changes in financial position of TransUnion Corp after the 2012 Change in Control Transaction (referred to herein as the “Successor”). Periods after the 2012 Change in Control Transaction are not comparable to prior periods due primarily to additional amortization of intangibles resulting from the fair value adjustments of the assets acquired and liabilities assumed.

2012 Change in Control Transaction

TransUnion Holding was formed by affiliates of Advent International Corporation (“Advent”) and Goldman Sachs & Co. (“GSC”) on February 15, 2012 as a vehicle to acquire 100% of the outstanding common stock of TransUnion Corp. On April 30, 2012, pursuant to an Agreement and Plan of Merger, TransUnion Holding acquired TransUnion Corp. As a result, TransUnion Corp became a wholly-owned subsidiary of TransUnion Holding. To partially fund the acquisition, TransUnion Holding issued $600.0 million aggregate principal amount of 9.625%/10.375% senior PIK toggle notes due 2018 (9.625% notes). We also increased the revolving commitment amount under our senior secured revolving credit facility by $10.0 million, from $200.0 million to $210.0 million, and extended the maturity date of $155.0 million of the revolving commitment to February 10, 2017. We refer to these transactions collectively as the 2012 Change in Control Transaction.

The 2012 Change in Control Transaction was accounted for using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations. The guidance prescribes that the basis of the assets acquired and liabilities assumed be recorded at fair value on the acquirer’s books to reflect the purchase price. Under the guidance provided by the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin Topic 5J, “New Basis of Accounting Required in Certain Circumstances,” the fair value adjustments of the assets acquired and liabilities assumed have also been pushed-down to TransUnion Corp’s books.

TransUnion Corp continues to operate as the same legal entity subsequent to the 2012 Change in Control Transaction. On TransUnion Corp’s financial statements, periods prior to May 1, 2012, reflect the financial position, results of operations, and changes in financial position of TransUnion Corp prior to the 2012 Change in Control Transaction (referred to herein as the “Predecessor”) and periods after April 30, 2012, reflect the financial position, results of operations, and changes in financial position of TransUnion Corp after the 2012 Change in Control Transaction (referred to herein as the “Successor”). In these combined Notes, amounts as of December 31, 2011, and for the periods ended April 30, 2012, and earlier, reflect the activity of the Predecessor. Periods after the 2012 Change in Control Transaction are not comparable to prior periods primarily due to the significant additional stock-based compensation and transactions costs incurred by TransUnion Corp Predecessor and the additional amortization of intangibles in subsequent periods resulting from the fair value adjustments of the assets acquired and liabilities assumed and additional interest expense on the 9.625% notes incurred by TransUnion Corp Successor.

The accompanying consolidated financial statements of TransUnion Holding Company and Subsidiaries and of TransUnion Corp and Subsidiaries have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Our consolidated financial statements reflect all adjustments which, in the opinion of management, are necessary for a fair presentation of the periods presented. All significant intercompany transactions and balances have been eliminated.

Subsequent Events

Subsequent Events

Events and transactions occurring through the date of issuance of the financial statements have been evaluated by management and, when appropriate, recognized or disclosed in the financial statements or notes to the financial statements.

Subsequent Events

Events and transactions occurring through the date of issuance of the financial statements included in this annual report on Form 10-K have been evaluated by management, and when appropriate, recognized or disclosed in the financial statements.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements of TransUnion Holding include the accounts of TransUnion Holding and its 100% owned subsidiary, TransUnion Corp. The consolidated financial statements of TransUnion Corp include the accounts of TransUnion Corp and all of its majority-owned or controlled subsidiaries. Investments in unconsolidated entities in which the Company has at least a 20% ownership interest, or where it is able to exercise significant influence, are accounted for using the equity method. Nonmarketable investments in unconsolidated entities in which the Company has less than a 20% ownership interest, or where it is not able to exercise significant influence, are accounted for using the cost method and periodically reviewed for impairment.

Principles of Consolidation

The consolidated financial statements of TransUnion Holding include the accounts of TransUnion Holding and its 100% owned subsidiary, TransUnion Corp. The consolidated financial statements of TransUnion Corp include the accounts of TransUnion Corp and all of its majority-owned or controlled subsidiaries. Investments in unconsolidated entities in which the Company has at least a 20% ownership interest, or where it is able to exercise significant influence, are accounted for using the equity method. Nonmarketable investments in unconsolidated entities in which the Company has less than a 20% ownership interest, or where it is not able to exercise significant influence, are accounted for using the cost method and periodically reviewed for impairment.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements and related disclosures in accordance with GAAP requires management to make estimates and judgments that affect the amounts reported. We believe that the estimates used in preparation of the accompanying consolidated financial statements are reasonable, based upon information available to management at this time. These estimates and judgments affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the balance sheet date, as well as the amounts of revenue and expense during the reporting period. Estimates are inherently uncertain and actual results could differ materially from the estimated amounts.

Reclassifications

Reclassifications

We have reclassified the December 31, 2011, carrying value of internal use software, $93.4 million net of accumulated amortization, from property, plant and equipment to other intangibles to conform to the current period presentation.

Segments

Segments

We manage our business and report our financial results in three operating segments: U.S. Information Services (“USIS”); International; and Interactive. We also report expenses for Corporate, which provides support services to each operating segment. Details of our segment results are discussed in Note 19, “Operating Segments.”

Revenue Recognition and Deferred Revenue

Revenue Recognition and Deferred Revenue

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the pricing is fixed or determinable and the collectability is reasonably assured. For multiple element arrangements, we separate deliverables into units of accounting and recognize revenue for each unit of accounting based on evidence of each unit’s relative selling price to the total arrangement consideration, assuming all other revenue recognition criteria have been met.

A significant portion of our revenue is derived from providing information services to our customers. This revenue is recognized when services are provided, assuming all criteria for revenue recognition are met. A smaller portion of our revenue relates to subscription-based contracts where a customer pays a predetermined fee for a predetermined, or unlimited, number of transactions or services during the subscription period. Revenue related to subscription-based contracts having a preset number of transactions is recognized as the services are provided, using an effective transaction rate as the actual transactions are completed. Any remaining revenue related to unfulfilled units is not recognized until the end of the related contract’s subscription period. Revenue related to subscription-based contracts having an unlimited volume is recognized straight line over the contract term. We also earn revenue for the development of decisioning or statistical models, which is recognized upon installation and acceptance of the model by the customer.

Deferred revenue generally consists of amounts billed in excess of revenue recognized for the sale of data services, subscriptions and set up fees. Deferred revenue is included in other current liabilities.

Costs of Services

Costs of Services

Costs of services include data acquisition and royalty fees, personnel costs related to our databases and software applications, consumer and call center support costs, hardware and software maintenance costs, telecommunication expenses and occupancy costs associated with the facilities where these functions are performed. Cost of services included research and development costs of TransUnion Corp Successor of $7.6 million for the eight months ended December 31, 2012. Cost of services included research and development costs for TransUnion Corp Predecessor of $3.7 million, $7.8 million and $6.9 million for the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010, respectively.

Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling, general and administrative expenses include personnel-related costs for sales, administrative and management employees, costs for professional and consulting services, advertising and occupancy and facilities expense of these functions. Advertising costs are expensed as incurred. Advertising costs of TransUnion Corp Successor were $19.2 million for the eight months ended December 31, 2012. Advertising costs of TransUnion Corp Predecessor were $15.5 million, $32.8 million and $31.4 million for the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010, respectively.

Stock-Based Compensation

Stock-Based Compensation

Compensation expense for all stock-based compensation awards is determined using the grant date fair value and includes an estimate for expected forfeitures. Expense is recognized on a straight-line basis over the requisite service period of the award, which is generally equal to the vesting period. The details of our stock-based compensation program are discussed in Note 15, “Stock-Based Compensation.”

Income Taxes

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of temporary differences between the financial statement and tax basis of assets and liabilities, as measured by current enacted tax rates. The effect of a tax rate change on deferred tax assets and liabilities is recognized in operations in the period that includes the enactment date of the change. We periodically assess the recoverability of our deferred tax assets, and a valuation allowance is recorded against deferred tax assets if it is more likely than not that some portion of the deferred tax assets will not be realized. See Note 14, “Income Taxes,” for additional information.

Foreign Currency Translation

Foreign Currency Translation

The functional currency for each of our foreign subsidiaries is generally that subsidiary’s local currency. We translate the assets and liabilities of foreign subsidiaries at the year-end exchange rate, and translate revenues and expenses at the monthly average rates during the year. We record the resulting translation adjustment as a component of other comprehensive income in stockholders’ equity.

Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. Exchange rate gains of TransUnion Corp Successor for the eight months ended December 31, 2012, were less than $0.1 million. Exchange rate gains of TransUnion Corp Predecessor for the fourth months ended April 30, 2012, were $0.2 million. Exchange rate losses of TransUnion Corp Predecessor for the years ended December 31, 2011 and 2010, were $2.8 million and $0.2 million, respectively.

Cash and Cash Equivalents		Cash and Cash Equivalents We consider investments in highly liquid debt instruments with original maturities of three months or less to be cash equivalents.
Trade Accounts Receivable

Trade Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is based on our historical write-off experience, analysis of the aging of outstanding receivables, customer payment patterns and the establishment of specific reserves for customers in adverse financial condition or for existing contractual disputes. Adjustments to the allowance are recorded as a bad debt expense in selling, general and administrative expenses. Trade receivables are written off against the allowance when they are determined to be no longer collectible. We reassess the adequacy of the allowance for doubtful accounts each reporting period.

Long-Lived Assets

Long-Lived Assets

Property, Plant, Equipment and Intangibles

Property, plant and equipment is stated at cost for periods prior to the 2012 Change in Control Transaction. On the date of the transaction, all property, plant and equipment was adjusted to fair value. Property, plant and equipment is depreciated primarily using the straight-line method over the estimated useful lives of the assets. Buildings and building improvements are generally depreciated over twenty years. Computer equipment and purchased software are depreciated over three to seven years. Leasehold improvements are depreciated over the shorter of the estimated useful life of the asset or the lease term. Other assets are depreciated over five to seven years. Intangibles, other than indefinite-lived intangibles, are amortized using the straight-line method over their economic life, generally three to forty years. Assets to be disposed of are separately presented in the consolidated balance sheet and reported at the lower of the carrying amount or fair value, less costs to sell, and are no longer depreciated. See Note 2, “Change in Control Transactions,” Note 5, “Property, Plant and Equipment,” and Note 7, “Purchased Intangible Assets,” for additional information about these assets.

Internal Use Software

We monitor the activities of each of our internal use software and system development projects and analyze the associated costs, making an appropriate distinction between costs to be expensed and costs to be capitalized. Costs incurred during the preliminary project stage are expensed as incurred. Many of the costs incurred during the application development stage are capitalized, including costs of software design and configuration, development of interfaces, coding, testing and installation of the software. Once the software is ready for its intended use, it is amortized on a straight-line basis over its useful life, generally three to seven years.

Impairment of Long-Lived Assets

We review long-lived assets that are subject to amortization for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized equal to the amount by which the carrying amount of the asset exceeds the fair value of the asset. During 2011, we recorded a $2.0 million impairment of software due to a regulatory change that requires a software platform change in our USIS segment. No significant impairment charges were recorded during 2012 or 2010.

Marketable Securities

Marketable Securities

We classify our investments in debt and equity securities in accordance with our intent and ability to hold the investments. Held-to-maturity securities are carried at amortized cost, which approximates fair value, and are classified as either short-term or long-term investments based on the contractual maturity date. Earnings from these securities are reported as a component of interest income. Available-for-sale securities are carried at fair market value, with the unrealized gains and losses, net of tax, included in accumulated other comprehensive income. Trading securities are carried at fair market value, with unrealized gains and losses included in income. We follow the fair value guidance issued by the FASB to measure the fair value of our financial assets as further described below. Details of our marketable securities are included in Note 4, “Marketable Securities.”

We periodically review our marketable securities to determine if there is an other-than-temporary impairment on any security. If it is determined that an other-than-temporary decline in value exists, we write down the investment to its market value and record the related impairment loss in other income.

Goodwill and Other Indefinite-Lived Intangibles

Goodwill and Other Indefinite-Lived Intangibles

Goodwill and other indefinite-lived intangible assets are allocated to various reporting units, which are an operating segment or one level below an operating segment. We test goodwill and indefinite-lived intangible assets for impairment on an annual basis, in the fourth quarter, or on an interim basis if an indicator of impairment is present. For goodwill, we compare the fair value of each reporting unit to its carrying amount to determine if there is potential goodwill impairment. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that the fair value of the goodwill within the reporting unit is less than the carrying value of its goodwill. For other indefinite-lived intangibles, we compare the fair value of the asset to its carrying value to determine if there is an impairment. If the fair value of the asset is less than its carrying value, an impairment loss is recorded. We use discounted cash flow techniques to determine the fair value of our reporting units and other indefinite-lived intangibles. See Note 6, “Goodwill,” and Note 7, “Purchased Intangible Assets,” for additional information about these assets.

Benefit Plans

Benefit Plans

We maintain a 401(k) defined contribution profit sharing plan for eligible employees. We provide a partial matching contribution and a discretionary contribution based on a fixed percentage of a participant’s eligible compensation. TransUnion Corp Successor expense related to this plan was $6.9 million for the eight months ended December 31, 2012. TransUnion Corp Predecessor expense related to this plan was $4.8 million, $10.1 million and $10.5 million for the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010, respectively. We also maintain a nonqualified deferred compensation plan for certain key employees. The deferred compensation plan contains both employee deferred compensation and company contributions. These investments are held in the TransUnion Rabbi Trust, and are included in other marketable securities and other assets on the balance sheet. The assets held in the Rabbi Trust are for the benefit of the participants in the deferred compensation plan, but are available to our general creditors in the case of our insolvency. The liability for amounts due to these participants is included in other current liabilities and other liabilities on the balance sheet.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-02 (“ASU 2013-02”) Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income, however it increases disclose requirements for amounts that are reclassified out of accumulated other comprehensive income into net income. ASU 2013-02 is effective for annual and interim periods beginning after December 15, 2012. This guidance was adopted by the Company effective January 1, 2013, and did not have a significant impact on the Company’s consolidated financial statements.

Recently Adopted Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income—Presentation of Comprehensive Income. The objective of ASU 2011-05 is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. This ASU requires companies to present items of net income, other comprehensive income and total comprehensive income in one continuous statement or two separate but consecutive statements. In December 2011, ASU 2011-05 was modified by the issuance of ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This update deferred certain paragraphs of ASU 2011-05 that would require reclassifications of items from other comprehensive income to net income by component of net income and by component of other comprehensive income on the face of the financial statements. The changes in these updates are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. TransUnion Holding adopted these standards upon inception and TransUnion Corp adopted these standards on January 1, 2012, and now present comprehensive income in a separate statement following the statement of income.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other—Testing Goodwill for Impairment. The objective of ASU 2011-08 is to simplify how entities test goodwill for impairment. Under the new requirements, the Company will have the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, further quantitative testing is not required. The changes in this update are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. TransUnion Holding adopted this standard upon inception and TransUnion Corp adopted this standard on January 1, 2012. The adoption of this standard did not have a material effect on our consolidated financial statements.

Recent Accounting Pornouncements Not Yet Adopted

Recent Accounting Pornouncements Not Yet Adopted

On July 18, 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exist. ASU 2013-11 provides guidance on the presentation of unrecognized tax benefits to better reflect the manner in which an entity would settle at the reporting date any income taxes that would result from the disallowance of a tax position when net operating loss carryforwards, similar tax losses or tax credit carryforwards exist. The objective of ASU 2013-11 is to eliminate the diversity in practice of how companies present unrecognized tax benefits under these circumstances. ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. We are currently assessing the impact the adoption of ASU 2013-11 will have on our presentation of unrecognized tax benefits.

Recent Accounting Pronouncement Not Yet Adopted There are no recent accounting pronouncements that have not yet been adopted.

Business Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Allocation Of Purchase Price Value Of Assets Acquired and Liabilities Assumed

The allocation of the purchase price to the identifiable assets acquired and liabilities assumed as of April 30, 2012, consisted of the following:

(in millions)	Fair Value
Trade accounts receivable	$162.4
Property and equipment	112.9
Identifiable intangible assets	1,986.4
Goodwill(1)	1,794.8
All other assets	302.3

Total assets acquired	$4,358.8
Existing debt (including fair value adjustment)	(1,710.8)
All other liabilities	(945.4)
Noncontrolling interests	(109.9)

Net assets of acquired company	$1,592.7

(1)	For tax purposes, $128.8 million of goodwill is tax deductible.

The preliminary fair value of the assets acquired and the liabilities assumed as of April 30, 2012, consisted of the following:

(in millions)	Fair Value
Trade accounts receivable	$162.4
Property and equipment	112.9
Identifiable intangible assets	1,986.4
Goodwill(1)	1,801.5
All other assets	302.3

Total assets acquired	$4,365.5
Existing debt (including fair value adjustment)	(1,710.8)
All other liabilities	(948.7)
Noncontrolling interests	(113.3)

Net assets of acquired company	$1,592.7

(1)	For tax purposes, $128.8 million of goodwill is tax deductible.

Fair Values Of Intangible Assets

The fair values of the intangible assets acquired consisted of the following:

(in millions)	Fair Value	Estimated Useful Life
Database and credit files	$765.0	15 years
Technology and software	364.6	7 years
Trade names and trademarks	546.1	40 years
Customer relationships	308.0	20 years
Other	2.7	5 years

Total identifiable intangible assets	$1,986.4

The preliminary fair values of the intangible assets acquired consisted of the following:

(in millions)	Fair Value	Estimated Useful Life
Database and credit files	$765.0	15 years
Technology and software	364.6	7 years
Trade names and trademarks	546.1	40 years
Customer relationships	308.0	20 years
Other	2.7	5 years

Total identifiable intangible assets	$1,986.4

Crivo
Allocation Of Purchase Price Value Of Assets Acquired and Liabilities Assumed

During 2012, we finalized the allocation of the purchase price. The fair value of the net assets acquired and the liabilities assumed as of December 28, 2011, consisted of the following:

(in millions)	Fair Value
Trade accounts receivable and other current assets	$1.7
Property and equipment	10.8
Identifiable intangible assets	20.2
Goodwill(1)	35.2

Total assets acquired	$67.9
Total liabilities assumed	(12.0)

Net assets of acquired company	$55.9
Less: noncontrolling interests	(11.2)

Purchase price of 80% ownership interest	$44.7

(1)

For tax purposes, none of the goodwill was initially tax deductible. However, as part of a restructuring in March 2012, Crivo merged with a holding company and the entire amount of goodwill shown above became tax deductible.

Fair Values Of Intangible Assets

assets valued, including discounted cash flow and market-based approaches. The fair values of the intangible assets acquired consisted of the following:

(in millions)	Fair Value	Estimated Useful Life
Customer relationships	$16.7	19 years
Trademarks and tradenames	1.1	20 years
Noncompete agreements	2.4	8 years

Total identifiable intangible assets	$20.2

Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Current Assets

Other current assets consisted of the following:

(in millions)	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012
Deferred income tax assets	$32.4	$36.3
Prepaid expenses	30.1	33.8
Income taxes receivable	6.5	4.7
Deferred financing fees	6.2	5.7
Other	1.3	2.2

Total other current assets	$76.5	$82.7

Other current assets consisted of the following:

(in millions)	TransUnion Corp Successor June 30, 2013	TransUnion Corp Successor December 31, 2012
Prepaid expenses	$30.1	$33.8
Deferred financing fees	0.2	—
Deferred income tax assets	4.0	18.9
Income taxes receivable	4.7	3.8
Receivable from TransUnion Holding	3.6	0.3
Other	1.0	1.9

Total other current assets	$43.6	$58.7

Other current assets of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Deferred income tax assets	$36.3
Prepaid expenses	33.8
Income taxes receivable	4.7
Deferred financing fees	5.7
Other	2.2

Total other current assets	$82.7

Other current assets of TransUnion Corp consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Prepaid expenses	$33.8	$37.1
Deferred financing fees	—	3.8
Deferred income tax assets	18.9	8.7
Income taxes receivable	3.8	1.9
Other	2.2	3.9

Total other current assets	$58.7	$55.4

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

(in millions)	TransUnion Holding and TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Purchased software	$26.2	$144.5
Computer equipment and furniture	75.5	242.5
Building and building improvements	42.7	61.1
Land	3.2	3.2

Total cost of property, plant and equipment	147.6	451.3
Less: accumulated depreciation	(26.4)	(342.3)

Total property, plant and equipment, net of accumulated depreciation	$121.2	$109.0

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Changes In Carrying Amount of Goodwill

Goodwill allocated to our segments as of December 31, 2012, April 30, 2012, and December 31, 2011 and 2010, and changes in the carrying amount of goodwill during the twenty-four months ended December 31, 2012 consisted of the following:

(in millions)	USIS	International	Interactive	Total
TransUnion Corp Predecessor balance, December 31, 2010	$119.5	$58.3	$45.9	$223.7
Acquisitions	28.0	32.6	—	60.6
Foreign exchange rate adjustment	—	(9.1)	—	(9.1)

TransUnion Corp Predecessor balance, December 31, 2011	$147.5	$81.8	$45.9	$275.2
Acquisitions	—	0.8	—	0.8
Tax deductible goodwill adjustment	—	(10.3)	—	(10.3)
Foreign exchange rate adjustment	—	1.8	—	1.8

TransUnion Corp Predecessor balance, April 30, 2012	$147.5	$74.1	$45.9	$267.5
Purchase accounting adjustments related to acquisition of TransUnion Corp	987.8	455.3	90.9	1,534.0
Acquisitions	—	9.9	—	9.9
Tax deductible goodwill adjustment	—	6.7	—	6.7
Additional purchase price related to acquisition of Brazil subsidiary	—	1.8	—	1.8
Goodwill related to disposed equity method investment	—	(0.2)	—	(0.2)
Foreign exchange rate adjustment	—	(15.5)	—	(15.5)

TransUnion Holding and TransUnion Corp Successor balance, December 31, 2012	$1,135.3	$532.1	$136.8	$1,804.2

Purchased Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets

Intangible assets consisted of the following:

	TransUnion Holding and TransUnion Corp Successor December 31, 2012			TransUnion Corp Predecessor December 31, 2011
(in millions)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Database and credit files	$763.6	$(33.9)	$729.7	$272.4	$(205.3)	$67.1
Internally developed software	380.3	(34.8)	345.5	241.8	(148.4)	93.4
Customer relationships	306.7	(10.3)	296.4	60.0	(13.8)	46.2
Trademarks, copyrights and patents	545.5	(7.4)	538.1	24.4	(6.5)	17.9
Noncompete and other agreements	2.1	(0.2)	1.9	6.8	(0.6)	6.2

Total intangible assets	$1,998.2	$(86.6)	$1,911.6	$605.4	$(374.6)	$230.8

Estimated Future Amortization Expense Related to Purchased Intangible

Estimated future amortization expense related to purchased intangible assets at December 31, 2012, is as follows:

(in millions)	Annual Amortization Expense
2013	$135.1
2014	136.4
2015	135.2
2016	134.6
2017	132.9
Thereafter	1,237.4

Total future amortization expense	$1,911.6

Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Assets

Other assets consisted of the following:

	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012
(in millions)
Investments in affiliated companies	$88.6	$88.6
Deferred financing fees	31.7	34.0
Deposits	6.3	6.3
Other	0.8	0.9

Total other assets	$127.4	$129.8

Other assets consisted of the following:

	TransUnion Corp Successor June 30, 2013	TransUnion Corp Successor December 31, 2012
(in millions)
Investments in affiliated companies	$88.6	$88.6
Deferred financing fees	0.6	—
Deposits	6.3	6.3
Other	0.7	0.8

Total other assets	$96.2	$95.7

Other assets of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Investments in affiliated companies	$88.6
Deferred financing fees	34.0
Deposits	6.3
Other	0.9

Total other assets	$129.8

Other assets of TransUnion Corp consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Investments in affiliated companies	$88.6	$42.7
Deferred financing fees	—	23.7
Deposits	6.3	10.7
Other	0.8	0.7

Total other assets	$95.7	$77.8

Investments in Affiliated Companies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments in Affiliated Companies

Investments in affiliated companies consisted of the following:

(in millions)	TransUnion Holding and TransUnion Corp Successor June 30, 2013	TransUnion Holding and TransUnion Corp Successor December 31, 2012
Total equity method investments	$80.7	$80.7
Total cost method investments	7.9	7.9

Total investments in affiliated companies	$88.6	$88.6

Investments in affiliated companies consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Trans Union de Mexico, S.A. (25.69% ownership interest)	$49.4	$8.5
Credit Information Bureau (India) Ltd. (27.5% ownership interest)	26.6	19.5
All other equity method investments	4.7	6.8

Total equity method investments	$80.7	$34.8
Total cost method investments	7.9	7.9

Total investments in affiliated companies	$88.6	$42.7

Earnings and Dividends from Equity Method of Investment

Earnings from equity method investments, included in other income, and dividends received from equity method investments consisted of the following

(in millions)	TransUnion Holding and TransUnion Corp Successor Six Months Ended June 30, 2013	TransUnion Holding From the Date of Inception through June 30, 2012	TransUnion Corp – Successor Two Months Ended June 30, 2012	TransUnion Corp – Predecessor Four Months Ended April 30, 2012
Earnings from equity method investments	$7.3	$2.4	$2.4	$4.1
Dividends received from equity method investments	$7.4	$6.2	$6.2	$0.4

Summarized Financial Information

The summarized financial information required by SEC Regulation S-X, Rule 1-02(bb)(2) consisted of the following:

(in millions)	Significant Equity Method Investments Six Months Ended June 30, 2013
Revenue	$27.2
Operating Income	$14.5
Income from continuing operations	$11.9
Net income	$11.9

Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2012
Details of Accounts Payable of TransUnion Holding and TransUnion Corp.

Accounts payable of TransUnion Holding was as follows:

(in millions)	TransUnion Holding December 31, 2012
Accounts payable	$78.4

Accounts payable of TransUnion Corp was as follows:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Accounts payable	$77.5	$75.1

Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Current Liabilities

Other current liabilities consisted of the following:

(in millions)	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012
Accrued payroll	$48.0	$64.2
Accrued interest	23.0	25.8
Deferred revenue	8.6	12.5
Accrued employee benefits	7.2	10.6
Accrued liabilities	6.5	5.6
Other	14.6	10.6

Total other current liabilities	$107.9	$129.3

Other current liabilities consisted of the following:

(in millions)	TransUnion Corp Successor June 30, 2013	TransUnion Corp Successor December 31, 2012
Accrued payroll	$48.0	$64.2
Accrued interest	4.9	3.7
Deferred revenue	8.6	12.5
Accrued liabilities	6.5	5.6
Accrued employee benefits	7.2	10.6
Other	14.4	10.4

Total other current liabilities	$89.6	$107.0

Other current liabilities of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Accrued payroll	$64.2
Accrued interest	25.8
Deferred revenue	12.5
Accrued employee benefits	10.6
Accrued liabilities	5.6
Other	10.6

Total other current liabilities	$129.3

Other current liabilities of TransUnion Corp consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Accrued payroll	$64.2	$55.1
Accrued interest	3.7	5.0
Deferred revenue	12.5	13.0
Accrued liabilities	5.6	5.6
Accrued employee benefits	10.6	8.7
Other	10.4	12.8

Total other current liabilities	$107.0	$100.2

Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Liabilities

Other liabilities consisted of the following:

(in millions)	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012
Deferred income taxes	$639.0	$657.5
Retirement benefits	10.1	10.0
Unrecognized tax benefits	4.8	4.9
Other	2.4	7.0

Total other liabilities	$656.3	$679.4

Other liabilities of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Deferred income taxes	$657.5
Retirement benefits	10.0
Unrecognized tax benefits	4.9
Other	7.0

Total other liabilities	$679.4

Other liabilities of TransUnion Corp consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Deferred income taxes	$645.8	$39.9
Retirement benefits	10.0	9.6
Unrecognized tax benefits	4.8	3.2
Other	6.8	0.6

Total other liabilities	$667.4	$53.3

Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Outstanding

Debt outstanding consisted of the following:

(in millions)	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012	TransUnion Corp Successor June 30, 2013	TransUnion Corp Successor December 31, 2012
Senior secured term loan, payable in quarterly installments through February 10, 2019, including variable interest (4.25% at June 30, 2013) at LIBOR or alternate base rate, plus applicable margin	$918.6	$923.4	$918.6	$923.4
Senior secured revolving line of credit, due on February 10, 2017, variable interest (4.63% weighted average at June 30, 2013) at LIBOR or alternate base rate, plus applicable margin	—	—	—	—
11.375% notes—senior notes, principal due June 15, 2018, semi-annual interest payments, 11.375% fixed interest per annum, includes unamortized fair value adjustment at June 30, 2013 of $104.8	749.8	758.4	749.8	758.4
9.625% notes—senior unsecured PIK toggle notes, principal due June 15, 2018, semi-annual interest payments, 9.625% fixed interest per annum	600.0	600.0	—	—
8.125% notes—senior unsecured PIK toggle notes, principal due June 15, 2018, semi-annual interest payments, 8.125% fixed interest per annum, includes original issuance discount at June 30, 2013 of $1.8	398.2	398.0	—	—
Note payable for 2011 acquisition, payable in annual installments through April 15, 2013, excluding imputed interest of 10.0%	—	0.9	—	0.9
Capital lease obligations	0.1	0.2	0.1	0.2

Total debt	$2,666.7	$2,680.9	$1,668.5	$1,682.9
Less short-term debt and current maturities	(9.5)	(10.6)	(9.5)	(10.6)

Total long-term debt	$2,657.2	$2,670.3	$1,659.0	$1,672.3

Debt outstanding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Senior secured term loan, payable in quarterly installments through February 10, 2018, including variable interest (5.50% at December 31, 2012) at LIBOR or alternate base rate, plus applicable margin	$923.4	$923.4	$942.9
Senior secured revolving line of credit, due on February 10, 2017, variable interest (5.11% weighted average at December 31, 2012) at LIBOR or alternate base rate, plus applicable margin	—	—	—
Senior notes, principal due June 15, 2018, semi-annual interest payments, 11.375% fixed interest per annum, including unamortized fair value adjustment at December 31, 2012 of $113.4 (11.375% notes)	758.4	758.4	645.0
Senior unsecured PIK toggle notes, principal due June 15, 2018, semi-annual interest payments, 9.625% fixed interest per annum (9.625% notes)	600.0	—	—
Senior unsecured PIK toggle notes, principal due June 15, 2018, semi-annual interest payments, 8.125% fixed interest per annum, including original issuance discount at December 31, 2012 of $2.0 (8.125% notes)	398.0	—	—
RFC loan due December 15, 2018, excluding imputed interest of 11.625%	—	—	10.3
Note payable for 2007 acquisition, payable in annual installments through 2012, excluding imputed interest of 4.69%	—	—	0.9
Note payable for 2011 acquisition, payable in annual installments through April 15, 2013, excluding imputed interest of 10.0%	0.9	0.9	1.8
Capital lease obligations	0.2	0.2	0.3

Total debt	$2,680.9	$1,682.9	$1,601.2
Less short-term debt and current maturities	(10.6)	(10.6)	(21.8)

Total long-term debt	$2,670.3	$1,672.3	$1,579.4

Scheduled Future Maturities

Excluding additional principal payments due on the senior secured credit facility beginning in 2013 based on excess cash flows of the prior year, scheduled future maturities of total debt at December 31, 2012, was as follows:

(in millions)	TransUnion Holding	TransUnion Corp Successor
2013	$10.6	$10.6
2014	9.5	9.5
2015	9.5	9.5
2016	9.5	9.5
2017	9.5	9.5
Thereafter	2,520.9	1,520.9
Unamortized premiums and discounts on notes	111.4	113.4

Total	$2,680.9	$1,682.9

Interest Expense

Interest expense consisted of the following:

(in millions)	TransUnion Holding Six Months Ended June 30, 2013	TransUnion Holding From Inception Date Through June 30, 2012	TransUnion Corp Successor Six Months Ended June 30, 2013	TransUnion Corp Successor Two Months Ended June 30, 2012	TransUnion Corp Predecessor Four Months Ended April 30, 2012
Senior secured term loan	$22.3	$8.8	$22.3	$8.8	$15.6
11.375% notes	28.1	9.6	28.1	9.6	25.1
9.625% notes:	31.0	16.4	—	—	—
8.125 % notes:	17.0	—	—	—	—
Other	0.6	—	0.6	—	(0.2)

Total interest	$99.0	$34.8	$51.0	$18.4	$40.5

Interest expense for the periods presented consisted of the following:

(in millions)	TransUnion Holding Inception Through December 31, 2012	Successor TransUnion Corp Eight Months Ended December 31, 2012	Predecessor TransUnion Corp Four Months Ended April 30, 2012	Predecessor TransUnion Corp Twelve Months Ended December 31, 2011	Predecessor TransUnion Corp Twelve Months Ended December 31, 2010
Senior secured term loan:
Cash and other interest	$35.0	$35.0	$15.1	$47.7	$35.6
Amortized interest	—	—	0.5	2.2	3.5

Total interest expense	$35.0	$35.0	$15.6	$49.9	$39.1

Senior secured revolving line of credit:
Cash and other interest	$—	$—	$—	$—	$0.1
Amortized interest	—	—	—	—	—

Total interest expense	$—	$—	$—	$—	$0.1

11.375% notes:
Cash and other interest	$48.9	$48.9	$24.5	$73.4	$39.8
Amortized interest	—	—	0.6	1.7	0.8
Amortized purchase accounting fair value adjustment premium	(10.8)	(10.8)	—	—	—

Total interest expense	$38.1	$38.1	$25.1	$75.1	$40.6

9.625% notes:
Cash and other interest	$44.8	$—	$—	$—	$—
Amortized interest	1.9	—	—	—	—

Total interest expense	$46.7	$—	$—	$—	$—

8.125% notes:
Cash and other interest	$5.3	$—	$—	$—	$—
Amortized interest	0.2	—	—	—	—

Total interest expense	$5.5	$—	$—	$—	$—

Other Debt:
Cash and other interest	$(0.3)	$(0.3)	$(0.2)	$1.4	$9.1
Amortized interest	—	—	—	—	1.2

Total interest expense	$(0.3)	$(0.3)	$(0.2)	$1.4	$10.3

Total cash and other interest	$133.7	$83.6	$39.4	$122.5	$84.6
Total amortized interest	2.1	—	1.1	3.9	5.5
Total amortized discount / premium	(10.8)	(10.8)	—	—	—

Total interest	$125.0	$72.8	$40.5	$126.4	$90.1

Loan Fees Included In Other Income and Expense

Loan fees, included in other income and expense, for the periods presented consisted the following:

(in millions)	TransUnion Holding Inception Through December 31, 2012	Successor TransUnion Corp Eight Months Ended December 31, 2012	Predecessor TransUnion Corp Four Months Ended April 30, 2012	Predecessor TransUnion Corp Twelve Months Ended December 31, 2011	Predecessor TransUnion Corp Twelve Months Ended December 31, 2010
Senior secured term loan:
Loss on early extinguishment of debt	$—	$—	$—	$59.3	$—

Senior secured revolving line of credit:
Unused revolving line of credit fees	$0.7	$0.7	$0.3	$1.0	$0.5
Amortized deferred financing fees	—	—	0.1	0.3	1.0

Total	$0.7	$0.7	$0.4	$1.3	$1.5

9.625% notes:
Other loan fees	$1.0	$—	$—	$—	$—

Other debt:
Other loan fees	$0.2	$0.2	$2.7	$0.3	$19.5
Amortized deferred financing fees	—	—	—	—	0.6

Total	$0.2	$0.2	$2.7	$0.3	$20.1

Total loan fees	$1.9	$0.9	$3.1	$60.9	$21.6

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Details of Provision (benefit) for Income Taxes On Income (loss) From Continuing Operations

The provision (benefit) for income taxes on income (loss) from continuing operations consisted of the following:

	TransUnion Holding	TransUnion Corp
(in millions)	Inception Through December 31, 2012	Successor Eight Months Ended December 31, 2012	Predecessor Four Months Ended April 30, 2012	Predecessor Twelve Months Ended December 31, 2011	Predecessor Twelve Months Ended December 31, 2010
Federal
Current	$0.1	$—	$1.0	$(3.0)	$9.7
Deferred	(3.0)	13.2	(16.1)	(1.3)	10.4
State
Current	(0.5)	0.4	0.1	1.6	(2.2)
Deferred	(0.3)	0.4	(1.5)	(1.4)	0.1
Foreign
Current	12.1	12.1	5.7	22.7	26.1
Deferred	(1.8)	(1.8)	(0.7)	(0.8)	2.2

Total provision (benefit) for income taxes	$6.6	$24.3	$(11.5)	$17.8	$46.3

Summary of Components of Income (loss) From Continuing Operations Before Income Taxes

The components of income (loss) from continuing operations before income taxes consisted of the following:

	TransUnion Holding	TransUnion Corp
(in millions)	Inception Through December 31, 2012	Successor Eight Months Ended December 31, 2012	Predecessor Four Months Ended April 30, 2012	Predecessor Twelve Months Ended December 31, 2011	Predecessor Twelve Months Ended December 31, 2010
Domestic	$(33.3)	$36.2	$(79.5)	$0.2	$12.4
Foreign	36.0	36.0	15.6	66.9	70.6

Total income (loss) from continuing operations before income taxes	$2.7	$72.2	$(63.9)	$67.1	$83.0

Reconciliation of U.S. Federal Statutory Tax Rate to Effective Tax Rate

The effective income tax rate reconciliation consisted of the following:

	TransUnion Holding		TransUnion Corp
(in millions)	Inception Through December 31, 2012		Successor Eight Months Ended December 31, 2012		Predecessor Four Months Ended April 30, 2012
Income taxes at 35% statutory rate	$0.9	35.0%	$25.3	35.0%	$(22.4)	35.0%
Increase (decrease) resulting from:
State taxes net of federal income tax benefit	(0.9)	(35.0)%	0.7	1.0%	(1.4)	2.2%
Foreign rate differential	(4.0)	(148.1)%	(4.0)	(5.5)%	(1.2)	1.9%
Nondeductible change in control transaction expenses	1.8	66.7%	0.2	0.3%	2.7	(4.2)%
Application of ASC 740-30 to foreign earnings	4.3	159.2%	(1.9)	(2.7)%	8.1	(12.7)%
Impact of foreign dividends, including Subpart F, and foreign tax credits	5.0	185.2%	4.9	6.8%	2.0	(3.1)%
Other	(0.5)	(18.6)%	(0.9)	(1.2)%	0.7	(1.1)%

Total	$6.6	244.4%	$24.3	33.7%	$(11.5)	18.0%

	TransUnion Corp
(in millions)	Predecessor Twelve Months Ended December 31, 2011		Predecessor Twelve Months Ended December 31, 2010
Income taxes at 35% statutory rate	$23.5	35.0%	$29.0	35.0%
Increase (decrease) resulting from:
State taxes net of federal income tax benefit	(0.4)	(0.6)%	(1.6)	(2.0)%
Foreign rate differential	(3.9)	(5.8)%	(0.2)	(0.2)%
Nondeductible change in control transaction expenses	(4.5)	(6.7)%	9.5	11.4%
Application of ASC 740-30 to foreign earnings	2.5	3.7%	1.6	1.9%
Impact of foreign dividends and foreign tax credits	2.0	3.0%	7.8	9.4%
Other	(1.4)	(2.1)%	0.2	0.3%

Total	$17.8	26.5%	$46.3	55.8%

Components of Net Deferred Income Tax

Components of net deferred income tax consisted of the following:

(in millions)	TransUnion Holding December 31, 2012	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Deferred income tax assets:
Deferred compensation	$4.4	$4.4	$3.9
Stock-based compensation	0.3	0.3	2.4
Employee benefits	6.3	6.3	5.7
Legal reserves and settlements	1.9	1.9	1.7
Hedge investments	2.2	2.2	—
Financing related costs	46.4	46.4	—
Loss and credit carryforwards	71.0	51.3	30.5
Other	6.3	2.8	2.8

Gross deferred income tax assets	$138.8	$115.6	$47.0
Valuation allowance	(27.2)	(27.2)	(16.9)

Total deferred income tax assets, net	$111.6	$88.4	$30.1

Deferred income tax liabilities:
Depreciation and amortization	$(662.1)	$(662.1)	$(52.4)
Investments in affiliated companies	(17.1)	(17.1)	—
Taxes on undistributed foreign earnings	(49.7)	(32.2)	(4.8)
Other	(3.9)	(3.9)	(4.1)

Total deferred income tax liability	$(732.8)	$(715.3)	$(61.3)

Net deferred income tax liability	$(621.2)	$(626.9)	$(31.2)

Total Amount of Unrecognized Tax Benefits

Total amount of unrecognized tax benefits consisted of the following:

(in millions)	TransUnion Holding December 31, 2012	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Balance as of beginning of period	$3.2	$3.2	$2.1
Additions for tax positions of prior years	0.2	0.2	0.4
Reductions for tax positions of prior years	—	—	—
Additions for tax positions of current year	1.7	1.6	2.2
Reductions relating to settlement and lapse of statute	(0.2)	(0.2)	(1.5)

Balance as of December 31	$4.9	$4.8	$3.2

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options Granted

Stock option activity consisted of the following:

	Shares	Weighted Average Exercise Price(1)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
TransUnion Corp Predecessor outstanding at December 31, 2009	—	$—	—	$—
Granted	3,104,658	24.37
Exercised	—	—
Forfeited	(82,000)	24.37
Expired	—	—

TransUnion Corp Predecessor outstanding at December 31, 2010	3,022,658	$24.37	9.5	$—
Granted	342,000	28.25
Exercised	(6,500)	24.37
Forfeited	(129,200)	25.77
Expired	(600)	24.37

TransUnion Corp Predecessor outstanding at December 31, 2011	3,228,358	$24.72	8.6	$63.7
Granted	55,600	44.47
Exercised	(2,100)	24.37
Forfeited	(71,004)	26.35
Expired	(1,200)	24.37
Cancelled in connection with 2012 Change in Control Transaction	(3,209,654)	25.03

TransUnion Corp Predecessor outstanding at April 30, 2012	—	$—	—	$—
Granted	6,619,789	6.65
Exercised	—	—
Forfeited	(86,980)	6.65
Expired	—	—

TransUnion Holding outstanding at December 31, 2012	6,532,809	$6.65	9.7	$—

Vested and expected to vest as of December 31, 2012	6,115,889	$6.65	9.7	$—
Exercisable at December 31, 2012	—	$—	—	$—

(1)	For periods after April 30, 2012, the weighted average exercise price reflects the November 9, 2012, modified exercise price as discussed above.

Restricted Stock Activity

Restricted stock activity consisted of the following:

	Restricted Stock
	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	1,272,782	$23.74
Granted	556,276	23.03
Vested	(1,805,374)	23.52
Forfeited	(23,684)	23.87

Nonvested at December 31, 2010	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2011	—	$—
Granted	25,082	10.07
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2012	25,082	$10.07

Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments Measured Fair Value, On Recurring Basis

The following table summarizes financial instruments measured at fair value, on a recurring basis, as of June 30, 2013:

(in millions)	Total	Level 1	Level 2	Level 3
Trading securities	$10.9	$10.9	$—	$—
Interest rate swaps	(1.0)	—	(1.0)	—

Total financial instruments at fair value	$9.9	$10.9	$(1.0)	$—

Financial instruments measured at fair value on a recurring basis as of December 31, 2012, consisted of the following:

(in millions)	Total	Level 1	Level 2	Level 3
Trading securities	$11.4	$11.4	$—	$—
Interest rate swaps	(5.8)	—	(5.8)	—

Total financial instruments at fair value	$5.6	$11.4	$(5.8)	$—

Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Information By Segments

Selected financial information consisted of the following:

	TransUnion Corp Successor
	Three Months Ended June 30, 2013		Six Months Ended June 30, 2013
(in millions)	Revenue	Operating income (loss)	Revenue	Operating income (loss)
U.S. Information Services	$187.9	$37.3	$371.6	$80.3
International	61.3	4.1	117.0	6.5
Interactive	51.6	15.9	102.7	31.3
Corporate	—	(17.5)	—	(33.8)

Total	$300.8	$39.8	$591.3	$84.3

	TransUnion Corp Successor		TransUnion Corp Predecessor
	Two Months Ended June 30, 2012		One Month Ended April 30, 2012		Four Months Ended April 30, 2012
(in millions)	Revenue	Operating income (loss)	Revenue	Operating income (loss)	Revenue	Operating income (loss)
U.S. Information Services	$123.2	$33.2	$57.3	$(22.4)	$238.1	$33.2
International	37.5	3.1	20.0	(9.5)	76.6	5.3
Interactive	30.2	11.1	15.1	3.1	58.3	13.0
Corporate	—	(10.4)	—	(37.0)	—	(51.7)

Total	$190.9	$37.0	$92.4	$(65.8)	$373.0	$(0.2)

Selected financial information consisted of the following:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April, 30 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Revenue
U.S. Information Services	$487.4	$238.1	$660.1	$636.0
International	157.8	76.6	216.1	195.8
Interactive	121.8	58.3	147.8	124.7

Total	$767.0	$373.0	$1,024.0	$956.5

Operating income (loss)
U.S. Information Services	$121.9	$33.2	$185.8	$177.1
International	19.1	5.3	66.7	62.7
Interactive	48.7	13.0	56.5	37.7
Corporate	(47.6)	(51.7)	(56.3)	(61.4)

Total	$142.1	$(0.2)	$252.7	$216.1

Income From Continuing Operations Before Income Tax

A reconciliation of operating income to income from operations before income taxes for the periods ended as presented was as follows:

	TransUnion Corp Successor			TransUnion Corp Predecessor
(in millions)	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013	Two Months Ended June 30, 2012	One Month Ended April 30, 2012	Four Months Ended April 30, 2012
Operating income (loss) from segments	$39.8	$84.3	$37.0	$(65.8)	$(0.2)
Non-operating income and expense	(23.4)	(49.6)	(17.9)	(30.5)	(63.7)

Income (loss) from continuing operations before income taxes	$16.4	$34.7	$19.1	$(96.3)	$(63.9)

Selected financial information consisted of the following:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April, 30 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Revenue
U.S. Information Services	$487.4	$238.1	$660.1	$636.0
International	157.8	76.6	216.1	195.8
Interactive	121.8	58.3	147.8	124.7

Total	$767.0	$373.0	$1,024.0	$956.5

Operating income (loss)
U.S. Information Services	$121.9	$33.2	$185.8	$177.1
International	19.1	5.3	66.7	62.7
Interactive	48.7	13.0	56.5	37.7
Corporate	(47.6)	(51.7)	(56.3)	(61.4)

Total	$142.1	$(0.2)	$252.7	$216.1

Reconciliation of operating income (loss) to income from continuing operations before income tax:
Operating income from segments	$142.1	$(0.2)	$252.7	$216.1
Non-operating income and expense	(69.9)	(63.7)	(185.6)	(133.1)

Income (loss) from continuing operations before income tax	$72.2	$(63.9)	$67.1	$83.0

Earning from Equity Method Investments Included in Other Income and Expense, Net

Earning from equity method investments included in other income and expense, net, for the periods presented was as follows:

	TransUnion Corp Successor			TransUnion Corp Predecessor
(in millions)	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013	Two Months Ended June 30, 2012	One Month Ended April 30, 2012	Four Months Ended April 30, 2012
U.S. Information Services	$0.4	$0.8	$0.3	$0.1	$0.5
International	3.8	6.5	2.1	0.9	3.6
Interactive	—	—	—	—	—

Total	$4.2	$7.3	$2.4	$1.0	$4.1

Other income and expense, net, included earnings (losses) from equity method investments as follows:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April 30, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
U.S. Information Services	$0.9	$0.5	$1.1	$(0.1)
International	7.1	3.6	10.3	8.5
Interactive	—	—	—	—

Total	$8.0	$4.1	$11.4	$8.4

Property, Plant and Equipment, Net Of Accumulated Depreciation and Amortization, By Segment

Property, plant and equipment, net of accumulated depreciation and amortization, by segment, consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
U.S. Information Services	$55.7	$58.0
International	18.4	26.7
Interactive	3.3	3.3
Corporate	43.8	21.0

Total	$121.2	$109.0

Cash Paid For Capital Expenditures, By Segment

Cash paid for capital expenditures, by segment, was as follows:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April 30, 2012	Year Ended December 31, 2011
U.S. Information Services	$30.8	$14.3	$54.3
International	8.6	2.4	12.3
Interactive	2.8	1.3	2.1
Corporate	6.6	2.4	5.3

Total	$48.8	$20.4	$74.0

Depreciation and Amortization Expense Of Continuing Operations, By Segment

Depreciation and amortization expense of continuing operations, by segment, was as follows:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April 30, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
U.S. Information Services	$78.9	$22.3	$66.9	$63.7
International	25.8	3.7	7.8	6.8
Interactive	5.2	1.3	4.3	4.8
Corporate	5.1	1.9	6.3	6.3

Total	$115.0	$29.2	$85.3	$81.6

Revenue Based On Country

Revenue based on the country where it was earned, was a follows:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April 30, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
United States	79%	79%	79%	80%
South Africa	7%	8%	9%	9%
Canada	5%	6%	6%	6%
Other	9%	7%	6%	5%

Long-lived Assets, Othert Than Financial Instruments And Deferred Tax Assets, Based On Location Of Legal Entity That Owns Asset

Long-lived assets, other than financial instruments and deferred tax assets, based on the location of the legal entity that owns the asset, was as follows:

	Approximate Percent of Long-Lived Assets
Country	2012	2011	2010
United States	81%	80%	88%
South Africa	5%	5%	7%
Canada	4%	2%	2%
Other	10%	13%	3%

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Future Minimum Payments For Noncancelable Operating Leases, Purchase Obligations and Other Liabilities

Future minimum payments for noncancelable operating leases, purchase obligations and other liabilities of TransUnion Holding in effect as of December 31, 2012, are payable as follows:

(in millions)	Operating Leases	Purchase Obligations	Total
2013	$10.1	$136.9	$147.0
2014	8.8	53.5	62.3
2015	7.2	38.6	45.8
2016	5.6	16.4	22.0
2017	4.5	4.8	9.3
Thereafter	13.3	5.7	19.0

Totals	$49.5	$255.9	$305.4

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
TransUnion Holding Company, Inc.
Summary Of Quarterly Financial Data

The quarterly financial data of TransUnion Holding, from the date of inception, consisted of the following:

	Three Months Ended
(in millions)(1)	March 31, 2012(2)(3)	June 30, 2012(3)	September 30, 2012	December 31, 2012
Revenue	$—	$190.9	$291.7	$284.4
Operating income	—	36.5	61.3	43.4
Net income (loss)	(8.5)	(2.3)	13.5	(6.7)
Net income (loss) attributable to TransUnion Holding	(8.5)	(3.5)	11.3	(8.2)

(1)	The sum of the quarterly totals may not equal the annual totals due to rounding.
(2)	Period is from inception of TransUnion Holding, February 15, 2012, through March 31, 2012.
(3)

The financial results of TransUnion Holding include the consolidated results of TransUnion Corp subsequent to April 30, 2012, the date of acquisition. See Note 1, “Significant Accounting and Reporting Policies,” and Note 2, “Change in Control Transactions,” for further information. For the period of inception through March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $7.0 million of acquisition fees related to the 2012 Change in Control Transaction. For the three months ended June 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $8.2 million of acquisition fees related to the 2012 Change in Control Transaction.

TransUnion Corp.
Summary Of Quarterly Financial Data

The quarterly financial data of TransUnion Corp for 2012 and 2011 consisted of the following:

	Predecessor		Successor	Successor
(in millions)(1)	Three Months Ended March 31, 2012(2)	One Month Ended April 30, 2012(2)	Two Months Ended June 30, 2012(2)	Three Months Ended September 30, 2012	Three Months Ended December 31, 2012
Revenue	$280.6	$92.4	$190.9	$291.7	$284.4
Operating income (loss)	65.6	(65.8)	37.0	61.6	43.6
Net income (loss)	12.1	(64.5)	10.8	23.0	14.1
Net income (loss) attributable to TransUnion Corp	10.2	(65.1)	9.6	20.8	12.6

(1)	The sum of the quarterly totals may not equal the annual totals due to rounding.
(2)

For the three months ended March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Corp included $2.6 million of acquisition fees related to the 2012 Change in Control Transaction. For the one month ended April 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Corp included $18.3 million of acquisition fees related to the 2012 Change in Control Transaction. For the one month ended April 30, 2012, operating income (loss), net income (loss) and net income (loss) attributable to TransUnion Corp all included $90.0 million of accelerated stock-based compensation and related expense as a result of the 2012 Change in Control Transaction. For the two months ended June 30, 2012, operating income (loss), net income (loss) and net income (loss) attributable to TransUnion Corp all included $0.3 million of accelerated stock-based compensation and related expense as a result of the 2012 Change in Control Transaction

	Predecessor Three Months Ended
(in millions) (1)	March 31, 2011(2)	June 30, 2011	September 30, 2011	December 31, 2011
Revenue	$245.9	$257.5	$267.6	$253.0
Operating income	55.1	60.5	72.8	64.3
Income (loss) from continuing operations	(23.3)	25.2	29.3	18.0
Discontinued operations, net of tax	(0.1)	(0.3)	—	—
Net income (loss)	(23.4)	24.9	29.3	18.0
Net income (loss) attributable to TransUnion Corp	(25.5)	22.9	27.1	16.3

(1)	The sum of the quarterly totals may not equal the annual totals due to rounding.
(2)

For the three months ended March 31, 2011, as a result of refinancing our senior secured credit facility in February 2011, the Company incurred a $59.3 million loss on the early extinguishment of debt consisting of a write-off of $49.8 million of previously unamortized deferred financing fees and a prepayment premium of $9.5 million. See Note 13, “Debt,” for additional information.

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Component Accumulated Other Comprehensive Income (loss)

The following table sets forth the changes in each component of accumulated other comprehensive income (loss), net of tax:

(in millions)	Foreign Currency Translation Adjustment	Net Unrealized Gain/(Loss) On Hedges	Accumulated Other Comprehensive Income / (Loss)
TransUnion Corp Predecessor balance at December 31, 2010	$9.3	$—	$9.3
Change	(12.9)	—	(12.9)

TransUnion Corp Predecessor balance at December 31, 2011	$(3.6)	$—	$(3.6)
Change	2.2	—	2.2

TransUnion Corp Predecessor balance at April, 30 2012	$(1.4)	$—	$(1.4)
Purchase accounting adjustments	1.4	—	1.4
Change	(20.7)	(3.7)	(24.4)

TransUnion Corp Successor and TransUnion Holding balance at December 31, 2012	$(20.7)	$(3.7)	$(24.4)

Financial Statements of Guarantors (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Consolidating Balance Sheet

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Balance Sheet—Successor (Unaudited)

June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Assets
Current assets:
Cash and cash equivalents	$45.9	$—	$—	$84.3	$—	$130.2
Trade accounts receivable, net	—	107.4	23.9	48.1	—	179.4
Due from (to) affiliates	(37.8)	(81.3)	76.0	61.1	(18.0)	—
Other current assets	(10.7)	48.6	(0.7)	6.4	—	43.6

Total current assets	(2.6)	74.7	99.2	199.9	(18.0)	353.2
Property, plant and equipment, net	—	84.9	7.3	16.7	—	108.9
Other marketable securities	—	10.9	—	—	—	10.9
Goodwill	—	1,145.6	136.2	511.1	—	1,792.9
Other intangibles, net	—	1,584.5	74.6	189.8	—	1,848.9
Other assets	1,606.7	1,064.3	2.5	41.8	(2,619.1)	96.2

Total assets	$1,604.1	$3,964.9	$319.8	$959.3	$(2,637.1)	$4,211.0

Liabilities and stockholders’ equity
Current liabilities:
Trade accounts payable	$—	$42.5	$22.8	$15.4	$—	$80.7
Current portion of long-term debt	—	9.5	—	18.0	(18.0)	9.5
Other current liabilities	8.5	58.1	5.2	17.8	—	89.6

Total current liabilities	8.5	110.1	28.0	51.2	(18.0)	179.8
Long-term debt	—	1,659.0	—	6.5	(6.5)	1,659.0
Other liabilities	(19.7)	585.6	2.3	78.4	—	646.6

Total liabilities	(11.2)	2,354.7	30.3	136.1	(24.5)	2,485.4

Redeemable noncontrolling interests	—	—	—	20.4	—	20.4
Total TransUnion Corp stockholders’ equity	1,615.3	1,610.2	289.5	712.9	(2,612.6)	1,615.3
Noncontrolling interests	—	—	—	89.9	—	89.9

Total stockholders’ equity	1,615.3	1,610.2	289.5	802.8	(2,612.6)	1,705.2

Total liabilities and stockholders’ equity	$1,604.1	$3,964.9	$319.8	$959.3	$(2,637.1)	$4,211.0

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Balance Sheet—Successor (Audited)

December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Assets
Current assets:
Cash and cash equivalents	$75.3	$—	$—	$79.0	$—	$154.3
Trade accounts receivable, net	—	98.0	19.5	46.1	—	163.6
Due from (to) affiliates	(14.9)	(82.5)	46.2	56.7	(5.5)	—
Other current assets	(0.3)	52.7	(0.7)	7.0	—	58.7

Total current assets	60.1	68.2	65.0	188.8	(5.5)	376.6
Property, plant and equipment, net	—	95.8	7.8	17.6	—	121.2
Other marketable securities	—	11.4	—	—	—	11.4
Goodwill	—	961.6	324.6	518.0	—	1,804.2
Other intangibles, net	—	1,629.6	75.8	206.2	—	1,911.6
Other assets	1,611.8	1,235.2	2.2	42.4	(2,795.9)	95.7

Total assets	$1,671.9	$4,001.8	$475.4	$973.0	$(2,801.4)	$4,320.7

Liabilities and stockholders’ equity
Current liabilities:
Trade accounts payable	$—	$43.2	$18.9	$15.4	$—	$77.5
Current portion of long-term debt	—	9.5	—	6.6	(5.5)	10.6
Other current liabilities	7.9	68.4	7.2	23.5	—	107.0

Total current liabilities	7.9	121.1	26.1	45.5	(5.5)	195.1
Long-term debt	—	1,672.3	—	6.5	(6.5)	1,672.3
Other liabilities	(13.9)	589.6	2.0	89.7	—	667.4

Total liabilities	(6.0)	2,383.0	28.1	141.7	(12.0)	2,534.8

Redeemable noncontrolling interests	—	—	—	14.7	—	14.7
Total TransUnion Corp stockholders’ equity	1,677.9	1,618.8	447.3	723.3	(2,789.4)	1,677.9
Noncontrolling interests	—	—	—	93.3	—	93.3

Total stockholders’ equity	1,677.9	1,618.8	447.3	816.6	(2,789.4)	1,771.2

Total liabilities and stockholders’ equity	$1,671.9	$4,001.8	$475.4	$973.0	$(2,801.4)	$4,320.7

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Balance Sheet—Successor

December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Assets
Current assets:
Cash and cash equivalents	$75.3	$—	$—	$79.0	$—	$154.3
Trade accounts receivable, net	—	98.0	19.5	46.1	—	163.6
Due from (to) affiliates	(14.9)	(82.5)	46.2	56.7	(5.5)	—
Other current assets	(0.3)	52.7	(0.7)	7.0	—	58.7

Total current assets	60.1	68.2	65.0	188.8	(5.5)	376.6

Property, plant and equipment, net	—	95.8	7.8	17.6	—	121.2
Other marketable securities	—	11.4	—	—	—	11.4
Goodwill	—	961.6	324.6	518.0	—	1,804.2
Other intangibles, net	—	1,629.6	75.8	206.2	—	1,911.6
Other assets	1,611.8	1,235.2	2.2	42.4	(2,795.9)	95.7

Total assets	$1,671.9	$4,001.8	$475.4	$973.0	$(2,801.4)	$4,320.7

Liabilities and stockholders’ equity
Current liabilities:
Trade accounts payable	$—	$43.2	$18.9	$15.4	$—	$77.5
Current portion of long-term debt	—	9.5	—	6.6	(5.5)	10.6
Other current liabilities	7.9	68.4	7.2	23.5	—	107.0

Total current liabilities	7.9	121.1	26.1	45.5	(5.5)	195.1

Long-term debt	—	1,672.3	—	6.5	(6.5)	1,672.3
Other liabilities	(13.9)	589.6	2.0	89.7	—	667.4

Total liabilities	(6.0)	2,383.0	28.1	141.7	(12.0)	2,534.8

Redeemable noncontrolling interests	—	—	—	14.7	—	14.7

Total TransUnion Corp stockholders’ equity	1,677.9	1,618.8	447.3	723.3	(2,789.4)	1,677.9
Noncontrolling interests	—	—	—	93.3	—	93.3

Total stockholders’ equity	1,677.9	1,618.8	447.3	816.6	(2,789.4)	1,771.2

Total liabilities and stockholders’ equity	$1,671.9	$4,001.8	$475.4	$973.0	$(2,801.4)	$4,320.7

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Balance Sheet—Predecessor

December 31, 2011

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Assets
Current assets:
Cash and cash equivalents	$34.6	$1.0	$0.1	$72.1	$—	$107.8
Trade accounts receivable, net	—	89.5	15.0	34.9	—	139.4
Due from (to) affiliates	19.7	(40.7)	3.0	18.0	—	—
Other current assets	9.2	41.8	—	4.4	—	55.4
Current assets of discontinued operations	—	—	—	0.1	—	0.1

Total current assets	63.5	91.6	18.1	129.5	—	302.7

Property, plant and equipment, net	—	73.5	9.4	26.1	—	109.0
Other marketable securities	—	10.3	—	—	—	10.3
Goodwill	—	6.3	189.9	79.0	—	275.2
Other intangibles, net	—	127.9	73.5	29.4	—	230.8
Other assets	(877.5)	526.3	2.4	39.4	387.2	77.8

Total assets	$(814.0)	$835.9	$293.3	$303.4	$387.2	$1,005.8

Liabilities and stockholders’ equity
Current liabilities:
Trade accounts payable	$0.3	$46.0	$16.8	$12.0	$—	$75.1
Current portion of long-term debt	10.3	9.5	0.9	1.1	—	21.8
Other current liabilities	24.0	49.0	6.7	20.5	—	100.2
Current liabilities of discontinued operations	—	—	—	0.4	—	0.4

Total current liabilities	34.6	104.5	24.4	34.0	—	197.5
Long-term debt	—	1,578.4	—	7.5	(6.5)	1,579.4
Other liabilities	—	30.3	6.5	16.5	—	53.3

Total liabilities	34.6	1,713.2	30.9	58.0	(6.5)	1,830.2

Total TransUnion Corp stockholders’ equity	(848.6)	(877.3)	262.4	221.2	393.7	(848.6)
Noncontrolling interests	—	—	—	24.2	—	24.2

Total stockholders’ equity	(848.6)	(877.3)	262.4	245.4	393.7	(824.4)

Total liabilities and stockholders’ equity	$(814.0)	$835.9	$293.3	$303.4	$387.2	$1,005.8

Consolidating Statement Of Income

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Successor (Unaudited)

For the Three Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$180.8	$67.6	$67.1	$(14.7)	$300.8
Operating expenses
Cost of services	—	78.6	31.7	20.8	(9.8)	121.3
Selling, general and administrative	—	57.6	19.4	22.7	(5.2)	94.5
Depreciation and amortization	—	35.9	3.3	6.0	—	45.2

Total operating expenses	—	172.1	54.4	49.5	(15.0)	261.0
Operating income	—	8.7	13.2	17.6	0.3	39.8
Non-operating income and expense
Interest expense	—	(25.2)	—	(0.2)	0.2	(25.2)
Interest income	—	0.2	—	0.2	(0.2)	0.2
Other income and (expense), net	11.3	27.9	1.7	0.3	(39.6)	1.6

Total non-operating income and expense	11.3	2.9	1.7	0.3	(39.6)	(23.4)
Income (loss) from operations before income taxes	11.3	11.6	14.9	17.9	(39.3)	16.4
Provision for income taxes	(1.1)	(0.3)	—	(3.1)	—	(4.5)

Net income (loss)	10.2	11.3	14.9	14.8	(39.3)	11.9
Less: net income attributable to noncontrolling interests	—	—	—	(1.7)	—	(1.7)

Net income (loss) attributable to TransUnion Corp	$10.2	$11.3	$14.9	$13.1	$(39.3)	$10.2

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Successor (Unaudited)

For the Six Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$356.5	$136.0	$129.1	$(30.3)	$591.3
Operating expenses
Cost of services	—	157.8	60.8	40.9	(20.5)	239.0
Selling, general and administrative	—	107.3	39.2	41.4	(10.4)	177.5
Depreciation and amortization	—	71.1	7.2	12.2	—	90.5

Total operating expenses	—	336.2	107.2	94.5	(30.9)	507.0
Operating income	—	20.3	28.8	34.6	0.6	84.3
Non-operating income and expense
Interest expense	—	(51.0)	—	(0.5)	0.5	(51.0)
Interest income	—	0.5	—	0.5	(0.5)	0.5
Other income and (expense), net	25.4	56.2	1.6	(0.3)	(82.0)	0.9

Total non-operating income and expense	25.4	5.7	1.6	(0.3)	(82.0)	(49.6)
Income (loss) from operations before income taxes	25.4	26.0	30.4	34.3	(81.4)	34.7
Provision for income taxes	(5.0)	(0.6)	—	(5.8)	—	(11.4)

Net income (loss)	20.4	25.4	30.4	28.5	(81.4)	23.3
Less: net income attributable to noncontrolling interests	—	—	—	(2.9)	—	(2.9)

Net income (loss) attributable to TransUnion Corp	$20.4	$25.4	$30.4	$25.6	$(81.4)	$20.4

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Successor (Unaudited)

For the Two Months Ended June 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$117.0	$42.4	$43.6	$(12.1)	$190.9
Operating expenses
Cost of services	—	51.5	18.0	13.3	(8.2)	74.6
Selling, general and administrative	—	31.2	11.3	11.9	(4.1)	50.3
Depreciation and amortization	—	23.8	3.1	2.1	—	29.0

Total operating expenses	—	106.5	32.4	27.3	(12.3)	153.9
Operating income	—	10.5	10.0	16.3	0.2	37.0
Non-operating income and expense
Interest expense	—	(18.4)	—	(0.1)	0.1	(18.4)
Interest income	—	—	—	0.2	(0.1)	0.1
Other income and (expense), net	14.0	22.2	—	(0.2)	(35.6)	0.4

Total non-operating income and expense	14.0	3.8	—	(0.1)	(35.6)	(17.9)
Income (loss) before income taxes	14.0	14.3	10.0	16.2	(35.4)	19.1
Provision for income taxes	(4.4)	—	—	(3.9)	—	(8.3)

Net income (loss)	9.6	14.3	10.0	12.3	(35.4)	10.8
Less: net income attributable to noncontrolling interests	—	—	—	(1.2)	—	(1.2)

Net income (loss) attributable to TransUnion Corp	$9.6	$14.3	$10.0	$11.1	$(35.4)	$9.6

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor (Unaudited)

For the One Month Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$54.9	$21.2	$22.4	$(6.1)	$92.4
Operating expenses
Cost of services	—	42.7	9.2	9.4	(4.3)	57.0
Selling, general and administrative	—	75.0	8.6	12.1	(1.8)	93.9
Depreciation and amortization	—	4.9	1.4	1.0	—	7.3

Total operating expenses	—	122.6	19.2	22.5	(6.1)	158.2
Operating income (loss)	—	(67.7)	2.0	(0.1)	—	(65.8)
Non-operating income and expense
Interest expense	—	(9.8)	—	(0.1)	0.1	(9.8)
Interest income	—	—	—	0.2	—	0.2
Other income and (expense), net	(96.9)	0.3	—	(0.5)	76.2	(20.9)

Total non-operating income and expense	(96.9)	(9.5)	—	(0.4)	76.3	(30.5)
Income (loss) before income taxes	(96.9)	(77.2)	2.0	(0.5)	76.3	(96.3)
(Provision) benefit for income taxes	31.8	(1.3)	—	1.3	—	31.8

Net income (loss)	(65.1)	(78.5)	2.0	0.8	76.3	(64.5)
Less: net income attributable to noncontrolling interests	—	—	—	(0.6)	—	(0.6)

Net income (loss) attributable to TransUnion Corp	$(65.1)	$(78.5)	$2.0	$0.2	$76.3	$(65.1)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor (Unaudited)

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$228.7	$82.5	$84.6	$(22.8)	$373.0
Operating expenses
Cost of services	—	122.6	36.1	29.6	(16.3)	172.0
Selling, general and administrative	0.1	120.0	30.5	28.3	(6.9)	172.0
Depreciation and amortization	—	19.8	5.9	3.5	—	29.2

Total operating expenses	0.1	262.4	72.5	61.4	(23.2)	373.2
Operating income (loss)	(0.1)	(33.7)	10.0	23.2	0.4	(0.2)
Non-operating income and expense
Interest expense	(0.3)	(40.2)	—	(0.3)	0.3	(40.5)
Interest income	0.3	0.3	—	0.3	(0.3)	0.6
Other income and (expense), net	(72.7)	23.4	—	(0.4)	25.9	(23.8)

Total non-operating income and expense	(72.7)	(16.5)	—	(0.4)	25.9	(63.7)
Income (loss) before income taxes	(72.8)	(50.2)	10.0	22.8	26.3	(63.9)
Provision for income taxes	17.9	(1.6)	—	(4.8)	—	11.5

Net income (loss)	(54.9)	(51.8)	10.0	18.0	26.3	(52.4)
Less: net income attributable to noncontrolling interests	—	—	—	(2.5)	—	(2.5)

Net income (loss) attributable to TransUnion Corp	$(54.9)	$(51.8)	$10.0	$15.5	$26.3	$(54.9)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Successor

For the Eight Months Ended December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$465.7	$168.2	$176.1	$(43.0)	$767.0

Operating expenses
Cost of services	—	202.3	72.9	52.9	(29.9)	298.2
Selling, general and administrative	—	135.5	39.3	50.9	(14.0)	211.7
Depreciation and amortization	—	91.3	7.7	16.0	—	115.0

Total operating expenses	—	429.1	119.9	119.8	(43.9)	624.9

Operating income	—	36.6	48.3	56.3	0.9	142.1

Non-operating income and expense
Interest expense	—	(73.1)	—	0.1	0.2	(72.8)
Interest income	—	0.2	—	0.8	(0.2)	0.8
Other income and (expense), net	61.2	60.7	—	(3.4)	(116.4)	2.1

Total non-operating income and expense	61.2	(12.2)	—	(2.5)	(116.4)	(69.9)

Income (loss) before income taxes	61.2	24.4	48.3	53.8	(115.5)	72.2

(Provision) benefit for income taxes	(18.2)	37.1	(21.8)	(21.4)	—	(24.3)

Net income (loss)	43.0	61.5	26.5	32.4	(115.5)	47.9

Less: net income attributable to noncontrolling interests	—	—	—	(4.9)	—	(4.9)

Net income (loss) attributable to TransUnion Corp	$43.0	$61.5	$26.5	$27.5	$(115.5)	$43.0

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$228.7	$82.5	$84.6	$(22.8)	$373.0

Operating expenses
Cost of services	—	122.6	36.1	29.6	(16.3)	172.0
Selling, general and administrative	0.1	120.0	30.5	28.3	(6.9)	172.0
Depreciation and amortization	—	19.8	5.9	3.5	—	29.2

Total operating expenses	0.1	262.4	72.5	61.4	(23.2)	373.2

Operating income (loss)	(0.1)	(33.7)	10.0	23.2	0.4	(0.2)

Non-operating income and expense
Interest expense	(0.3)	(40.2)	—	(0.3)	0.3	(40.5)
Interest income	0.3	0.3	—	0.3	(0.3)	0.6
Other income and (expense), net	(72.7)	23.4	—	(0.4)	25.9	(23.8)

Total non-operating income and expense	(72.7)	(16.5)	—	(0.4)	25.9	(63.7)

Income (loss) before income taxes	(72.8)	(50.2)	10.0	22.8	26.3	(63.9)

(Provision) benefit for income taxes	17.9	(1.6)	—	(4.8)	—	11.5

Net income (loss)	(54.9)	(51.8)	10.0	18.0	26.3	(52.4)

Less: net income attributable to noncontrolling interests	—	—	—	(2.5)	—	(2.5)

Net income (loss) attributable to TransUnion Corp	$(54.9)	$(51.8)	$10.0	$15.5	$26.3	$(54.9)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor

For the Twelve Months Ended December 31, 2011

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$637.3	$209.4	$238.4	$(61.1)	$1,024.0
Operating expenses
Cost of services	—	295.1	88.3	79.5	(41.4)	421.5
Selling, general and administrative	0.3	166.9	63.0	55.4	(21.1)	264.5
Depreciation and amortization	—	60.9	17.1	7.3	—	85.3

Total operating expenses	0.3	522.9	168.4	142.2	(62.5)	771.3
Operating income (loss)	(0.3)	114.4	41.0	96.2	1.4	252.7
Non-operating income and expense
Interest expense	(1.3)	(124.9)	—	(0.2)	—	(126.4)
Interest income	—	0.1	—	0.6	—	0.7
Other income and (expense), net	42.9	28.0	(0.1)	(4.7)	(126.0)	(59.9)

Total non-operating income and expense	41.6	(96.8)	(0.1)	(4.3)	(126.0)	(185.6)
Income (loss) from continuing operations before income taxes	41.3	17.6	40.9	91.9	(124.6)	67.1
Benefit (provision) for income taxes	(0.5)	25.3	(20.9)	(21.7)	—	(17.8)

Income (loss) from continuing operations	40.8	42.9	20.0	70.2	(124.6)	49.3
Discontinued operations, net of tax	—	—	—	(0.5)	—	(0.5)

Net income (loss)	40.8	42.9	20.0	69.7	(124.6)	48.8
Less: net income attributable to noncontrolling interests	—	—	—	(8.0)	—	(8.0)

Net income (loss) attributable to TransUnion Corp	$40.8	$42.9	$20.0	$61.7	$(124.6)	$40.8

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Income—Predecessor

For the Twelve Months Ended December 31, 2010

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Revenue	$—	$614.8	$175.6	$215.4	$(49.3)	$956.5
Operating expenses
Cost of services	—	293.9	72.5	65.3	(35.9)	395.8
Selling, general and administrative	0.3	169.1	56.6	51.7	(14.7)	263.0
Depreciation and amortization	—	56.9	18.2	6.5	—	81.6

Total operating expenses	0.3	519.9	147.3	123.5	(50.6)	740.4
Operating income (loss)	(0.3)	94.9	28.3	91.9	1.3	216.1
Non-operating income and expense
Interest expense	(1.2)	(88.6)	—	(0.3)	—	(90.1)
Interest income	0.3	0.2	—	0.5	—	1.0
Other income and (expense), net	38.0	30.3	(0.4)	(1.7)	(110.2)	(44.0)

Total non-operating income and expense	37.1	(58.1)	(0.4)	(1.5)	(110.2)	(133.1)
Income (loss) from continuing operations before income taxes	36.8	36.8	27.9	90.4	(108.9)	83.0
Benefit (provision) for income taxes	(0.2)	0.8	(13.6)	(33.3)	—	(46.3)

Income (loss) from continuing operations	36.6	37.6	14.3	57.1	(108.9)	36.7
Discontinued operations, net of tax	—	—	—	8.2	—	8.2

Net income (loss)	36.6	37.6	14.3	65.3	(108.9)	44.9
Less: net income attributable to noncontrolling interests	—	—	—	(8.3)	—	(8.3)

Net income (loss) attributable to TransUnion Corp	$36.6	$37.6	$14.3	$57.0	$(108.9)	$36.6

Consolidating Statement Of Comprehensive Income

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Successor (Unaudited)

For the Three Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$10.2	$11.3	$14.9	$14.8	$(39.3)	$11.9
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(23.9)	(23.9)	—	(26.3)	47.8	(26.3)
Net unrealized gain on hedges	2.9	2.9	—	—	(2.9)	2.9

Total other comprehensive income (loss), net of tax	(21.0)	(21.0)	—	(26.3)	44.9	(23.4)

Comprehensive income (loss)	(10.8)	(9.7)	14.9	(11.5)	5.6	(11.5)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	0.7	—	0.7

Comprehensive income (loss) attributable to TransUnion Corp	$(10.8)	$(9.7)	$14.9	$(10.8)	$5.6	$(10.8)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Successor (Unaudited)

For the Six Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$20.4	$25.4	$30.4	$28.5	$(81.4)	$23.3
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(40.5)	(40.5)	—	(43.7)	81.0	(43.7)
Net unrealized gain on hedges	3.1	3.1	—	—	(3.1)	3.1

Total other comprehensive income (loss), net of tax	(37.4)	(37.4)	—	(43.7)	77.9	(40.6)

Comprehensive income (loss)	(17.0)	(12.0)	30.4	(15.2)	(3.5)	(17.3)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	0.3	—	0.3

Comprehensive income (loss) attributable to TransUnion Corp	$(17.0)	$(12.0)	$30.4	$(14.9)	$(3.5)	$(17.0)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Successor (Unaudited)

For the Two Months Ended June 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$9.6	$14.3	$10.0	$12.3	$(35.4)	$10.8
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(5.6)	(5.6)	—	(6.4)	11.2	(6.4)
Net unrealized loss on hedges	(2.0)	(2.0)	—	—	2.0	(2.0)

Total other comprehensive income (loss), net of tax	(7.6)	(7.6)	—	(6.4)	13.2	(8.4)
Comprehensive income (loss)	2.0	6.7	10.0	5.9	(22.2)	2.4
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(0.4)	—	(0.4)

Comprehensive income (loss) attributable to TransUnion Corp	$2.0	$6.7	$10.0	$5.5	$(22.2)	$2.0

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor (Unaudited)

For the One Month Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(65.1)	$(78.5)	$2.0	$0.8	$76.3	$(64.5)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(2.4)	(2.4)	—	(2.9)	4.8	(2.9)

Total other comprehensive income (loss), net of tax	(2.4)	(2.4)	—	(2.9)	4.8	(2.9)
Comprehensive income (loss)	(67.5)	(80.9)	2.0	(2.1)	81.1	(67.4)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(0.1)	—	(0.1)

Comprehensive income (loss) attributable to TransUnion Corp	$(67.5)	$(80.9)	$2.0	$(2.2)	$81.1	$(67.5)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor (Unaudited)

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(54.9)	$(51.8)	$10.0	$18.0	$26.3	$(52.4)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	2.2	2.2	—	2.5	(4.4)	2.5

Total other comprehensive income (loss) , net of tax	2.2	2.2	—	2.5	(4.4)	2.5
Comprehensive income (loss)	(52.7)	(49.6)	10.0	20.5	21.9	(49.9)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2.8)	—	(2.8)

Comprehensive income (loss) attributable to TransUnion Corp	$(52.7)	$(49.6)	$10.0	$17.7	$21.9	$(52.7)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Successor

For the Eight Months Ended December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$43.0	$61.5	$26.5	$32.4	$(115.5)	$47.9

Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(20.7)	(20.7)	—	(22.7)	41.4	(22.7)
Net unrealized loss on hedges	(3.7)	(3.7)	—	—	3.7	(3.7)

Total other comprehensive income (loss), net of tax	(24.4)	(24.4)	—	(22.7)	45.1	(26.4)

Comprehensive income (loss)	18.6	37.1	26.5	9.7	(70.4)	21.5
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2.9)	—	(2.9)

Comprehensive income (loss) attributable to TransUnion Corp	$18.6	$37.1	$26.5	$6.8	$(70.4)	$18.6

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$(54.9)	$(51.8)	$10.0	$18.0	$26.3	$(52.4)

Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	2.2	2.2	—	2.5	(4.4)	2.5

Total other comprehensive income (loss), net of tax	2.2	2.2	—	2.5	(4.4)	2.5

Comprehensive income (loss)	(52.7)	(49.6)	10.0	20.5	21.9	(49.9)
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2.8)	—	(2.8)

Comprehensive income (loss) attributable to TransUnion Corp	$(52.7)	$(49.6)	$10.0	$17.7	$21.9	$(52.7)

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor

For the Twelve Months Ended December 31, 2011

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$40.8	$42.9	$20.0	$69.7	$(124.6)	$48.8

Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(12.9)	(12.9)	—	(14.5)	25.8	(14.5)

Total other comprehensive income (loss), net of tax	(12.9)	(12.9)	—	(14.5)	25.8	(14.5)

Comprehensive income (loss)	27.9	30.0	20.0	55.2	(98.8)	34.3
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(6.4)	—	(6.4)

Comprehensive income (loss) attributable to TransUnion Corp	$27.9	30.0	$20.0	$48.8	$(98.8)	$27.9

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Comprehensive Income—Predecessor

For the Twelve Months Ended December 31, 2010

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Net income (loss)	$36.6	$37.6	$14.3	$65.3	$(108.9)	$44.9

Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	8.6	8.6	—	9.4	(17.2)	9.4
Net unrealized loss on hedges	(1.1)	(1.1)	—	—	1.1	(1.1)

Total other comprehensive income (loss), net of tax	7.5	7.5	—	9.4	(16.1)	8.3

Comprehensive income (loss)	44.1	45.1	14.3	74.7	(125.0)	53.2
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(9.1)	—	(9.1)

Comprehensive income (loss) attributable to TransUnion Corp	$44.1	$45.1	$14.3	$65.6	$(125.0)	$44.1

Consolidating Statement Of Cash Flows

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Successor (Unaudited)

For the Six Months Ended June 30, 2013

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash provided by (used in) operating activities	$19.7	$39.5	$3.4	$31.6	$—	$94.2
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(20.8)	(6.6)	(2.8)	—	(30.2)
Proceeds from sale of trading securities	—	2.2	—	—	—	2.2
Investments in trading securities	—	(1.4)	—	—	—	(1.4)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(30.3)	—	(30.3)
Proceeds from sale of other assets	—	0.9	3.2	0.1	—	4.2
Issuance of intercompany notes	—	(32.0)	—	—	32.0	—
Proceeds from repayment of intercompany notes	—	19.5	—	—	(19.5)	—
Other	—	—	—	1.1	—	1.1

Cash provided by (used in) investing activities	—	(31.6)	(3.4)	(31.9)	12.5	(54.4)
Cash flows from financing activities:
Proceeds from senior secured credit facility	—	923.4	—	—	—	923.4
Extinguishment of senior secured credit facility	—	(923.4)	—	—	—	(923.4)
Repayments of debt	—	(4.8)	—	(1.0)	—	(5.8)
Debt financing fees	—	(3.2)	—	—	—	(3.2)
Distributions to noncontrolling interests	—	—	—	(1.1)	—	(1.1)
Dividends to TransUnion Holding	(49.1)	—	—	—	—	(49.1)
Proceeds from intercompany notes	—	—	—	32.0	(32.0)	—
Repayment of intercompany notes	—	—	—	(19.5)	19.5	—
Other	—	0.1	—	—	—	0.1

Cash provided by (used in) financing activities	(49.1)	(7.9)	—	10.4	(12.5)	(59.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(4.8)	—	(4.8)

Net change in cash and cash equivalents	(29.4)	—	—	5.3	—	(24.1)
Cash and cash equivalents, beginning of period	75.3	—	—	79.0	—	154.3

Cash and cash equivalents, end of period	$45.9	$—	$—	$84.3	$—	$130.2

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Successor (Unaudited)

For the Two Months Ended June 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash provided by (used in) operating activities	$(1.5)	$11.5	$1.3	$—	$—	$11.3
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(5.0)	(1.4)	(1.0)	—	(7.4)
Investments in trading securities	—	(0.1)	—	—	—	(0.1)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(10.5)	—	(10.5)
Proceeds from notes receivable	—	—	—	4.0	(4.0)	—

Cash provided by (used in) investing activities	—	(5.1)	(1.4)	(7.5)	(4.0)	(18.0)
Cash flows from financing activities:
Repayments of debt	—	(6.4)	—	—	4.0	(2.4)
Change in control transaction fees	(0.3)	—	—	—	—	(0.3)
Distributions to noncontrolling interests	—	—	—	(0.3)		(0.3)
Other	—	—	0.1		—	0.1

Cash provided by (used in) financing activities	(0.3)	(6.4)	0.1	(0.3)	4.0	(2.9)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.8)	—	(0.8)

Net change in cash and cash equivalents	(1.8)	—	—	(8.6)	—	(10.4)
Cash and cash equivalents, beginning of period	35.2	—	—	61.2	—	96.4

Cash and cash equivalents, end of period	$33.4	$—	$—	$52.6	$—	$86.0

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Predecessor (Unaudited)

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash provided by (used in) operating activities	$34.8	$(3.5)	$4.5	$16.5	$0.1	$52.4
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(15.6)	(3.6)	(1.2)	—	(20.4)
Proceeds from sale of trading securities	—	1.1	—	—	—	1.1
Investments in trading securities	—	(1.1)	—	—	—	(1.1)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(0.1)	—	(0.1)
Proceeds from notes receivable	—	22.6	—	—	(22.6)	—
issuance of notes receivable	—	—	—	(4.1)	4.1	—
Proceeds from sale of other assets	—	—	0.2	—	—	0.2
Other	—	—	(0.3)	1.0	—	0.7

Cash provided by (used in) investing activities	—	7.0	(3.7)	(4.4)	(18.5)	(19.6)
Cash flows from financing activities:
Repayments of debt	(10.3)	(2.5)	(0.9)	(23.5)	22.6	(14.6)
Debt financing fees	—	(6.1)	—	—	—	(6.1)
Distribution of merger consideration	(1.3)	—	—	—	—	(1.3)
Change in control transaction fees	(20.9)	—	—	—	—	(20.9)
Proceeds from issuance of debt	—	4.1	—	—	(4.1)	—
Distributions to noncontrolling interests	—	—	—	(0.4)		(0.4)
Other	(1.7)	—	—	0.1	(0.1)	(1.7)

Cash provided by (used in) financing activities	(34.2)	(4.5)	(0.9)	(23.8)	18.4	(45.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.8	—	0.8

Net change in cash and cash equivalents	0.6	(1.0)	(0.1)	(10.9)	—	(11.4)
Cash and cash equivalents, beginning of period	34.6	1.0	0.1	72.1	—	107.8

Cash and cash equivalents, end of period	$35.2	$—	$—	$61.2	$—	$96.4

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Successor

For the Eight Months Ended December 31, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash flows from operating activities:
Net income (loss)	$43.0	$61.5	$26.5	$32.4	$(115.5)	$47.9
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	—	91.3	7.7	16.0	—	115.0
Stock-based compensation	—	2.2	0.1	—	—	2.3
Provision (reduction) for losses on trade accounts receivable	—	—	(2.1)	0.2	—	(1.9)
Change in control transaction fees	0.4	—	—	—	—	0.4
Deferred taxes	14.6	(12.1)	5.0	4.3	—	11.8
Amortization of 11.375% notes purchase accounting fair value adjustment	—	(10.8)	—	—	—	(10.8)
Equity in net income of affiliates, net of dividends	—	1.4	—	(0.1)	—	1.3
Equity in net (income) loss from subsidiaries	(61.5)	(54.0)	—	—	115.5	—
Other	—	(0.5)	—	3.1	—	2.6
Changes in assets and liabilities:
Trade accounts receivable	—	2.3	2.1	(5.4)	—	(1.0)
Other current and long-term assets	72.0	(27.4)	(28.0)	(13.8)	—	2.8
Trade accounts payable	—	5.6	(3.4)	(3.4)	—	(1.2)
Other current and long-term liabilities	(80.9)	(1.1)	(1.1)	5.6	—	(77.5)

Cash provided by (used in) operating activities	(12.4)	58.4	6.8	38.9	—	91.7
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(36.9)	(6.9)	(5.0)	—	(48.8)
Investments in trading securities	—	(0.5)	—	—	—	(0.5)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(14.2)	—	(14.2)
Acquisition related deposits	—	—	—	3.7	—	3.7
Proceeds from notes receivable	—	—	—	3.9	(3.9)	—
Other	—	—	0.1	(1.5)	—	(1.4)

Cash used in investing activities	—	(37.4)	(6.8)	(13.1)	(3.9)	(61.2)

Cash flows from financing activities:
Repayments of debt	—	(21.0)	—	(0.1)	3.9	(17.2)
Change in control transaction fees	(0.4)	—	—	—	—	(0.4)
Distributions to noncontrolling interests	—	—	—	(7.2)	—	(7.2)
Dividends to TransUnion Holding	(27.9)	—	—	—	—	(27.9)
Stockholder contributions	80.8	—	—	—	—	80.8

Cash provided by (used in) financing activities	52.5	(21.0)	—	(7.3)	3.9	28.1
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.7)	—	(0.7)

Net change in cash and cash equivalents	40.1	—	—	17.8	—	57.9
Cash and cash equivalents, beginning of period	35.2	—	—	61.2	—	96.4

Cash and cash equivalents, end of period	$75.3	$—	$—	$79.0	$—	$154.3

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Predecessor

For the Four Months Ended April 30, 2012

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash flows from operating activities:
Net income (loss)	$(54.9)	$(51.8)	$10.0	$18.0	$26.3	$(52.4)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	—	19.8	5.9	3.5	—	29.2
Stock-based compensation	—	1.8	—	0.2	—	2.0
Deferred financing fees	—	3.9	—	—	—	3.9
Provision (reduction) for losses on trade accounts receivable	—	0.4	2.5	0.2	—	3.1
Change in control transaction fees	20.9	—	—	—	—	20.9
Deferred taxes	(17.6)	—	—	(0.7)	—	(18.3)
Equity in net income of affiliates, net of dividends	—	(2.4)	—	(1.3)	—	(3.7)
Equity in net (income) loss from subsidiaries	51.8	(25.5)	—	—	(26.3)	—
Loss (gain) on sale or exchange of property	—	0.1	—	—	—	0.1
Other	(0.1)	(0.6)	—	(0.1)	0.1	(0.7)
Changes in assets and liabilities:
Trade accounts receivable	—	(11.3)	(7.0)	(6.4)	—	(24.7)
Other current and long-term assets	(34.3)	47.9	(15.8)	3.7	—	1.5
Trade accounts payable	(0.1)	(5.8)	6.2	1.3	—	1.6
Other current and long-term liabilities	69.1	20.0	2.7	(1.9)	—	89.9

Cash provided by (used in) operating activities	34.8	(3.5)	4.5	16.5	0.1	52.4
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(15.6)	(3.6)	(1.2)	—	(20.4)
Proceeds from sale of trading securities	—	1.1	—	—	—	1.1
Investments in trading securities	—	(1.1)	—	—	—	(1.1)
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	—	(0.1)	—	(0.1)
Proceeds from notes receivable	—	22.6	—	—	(22.6)	—
Issuance of notes receivable	—	—	—	(4.1)	4.1	—
Other	—	—	(0.1)	1.0	—	0.9

Cash provided by (used in) investing activities	—	7.0	(3.7)	(4.4)	(18.5)	(19.6)

Cash flows from financing activities:
Repayments of debt	(10.3)	(2.5)	(0.9)	(23.5)	22.6	(14.6)
Debt financing fees	—	(6.1)	—	—	—	(6.1)
Distribution of merger consideration	(1.3)	—	—	—	—	(1.3)
Change in control transaction fees	(20.9)	—	—	—	—	(20.9)
Proceeds from issuance of debt	—	4.1	—	—	(4.1)	—
Treasury stock purchases	(1.3)	—	—	—	—	(1.3)
Dividends to noncontrolling interests	—	—	—	(0.4)	—	(0.4)
Other	(0.4)	—	—	0.1	(0.1)	(0.4)

Cash provided by (used in) financing activities	(34.2)	(4.5)	(0.9)	(23.8)	18.4	(45.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.8	—	0.8

Net change in cash and cash equivalents	0.6	(1.0)	(0.1)	(10.9)	—	(11.4)
Cash and cash equivalents, beginning of period	34.6	1.0	0.1	72.1	—	107.8

Cash and cash equivalents, end of period	$35.2	$—	$—	$61.2	$—	$96.4

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Predecessor

For the Twelve Months Ended December 31, 2011

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash flows from operating activities:
Net income (loss)	$40.8	$42.9	$20.0	$69.7	$(124.6)	$48.8
Less: income (loss) from discontinued operations, net of tax	—	—	—	(0.5)	—	(0.5)

Income (loss) from continuing operations	40.8	42.9	20.0	70.2	(124.6)	49.3
Adjustments to reconcile income (loss) from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization	—	60.9	17.1	7.3	—	85.3
Loss on early extinguishment of debt	—	59.3	—	—	—	59.3
Stock-based compensation	—	4.1	0.1	0.4	—	4.6
Deferred financing fees	—	4.2	—	—	—	4.2
Provision for losses on trade accounts receivable	—	1.0	0.3	0.6	—	1.9
Deferred taxes	(0.1)	(4.6)	1.1	0.1	—	(3.5)
Equity in net income of affiliates, net of dividends	—	(1.9)	—	(1.5)	—	(3.4)
Loss (gain) on sale or exchange of property	—	—	(0.3)	—	—	(0.3)
Other	—	0.3	1.8	0.7	—	2.8
Equity in net (income) loss from subsidiaries	(42.9)	(81.7)	—	—	124.6	—
Changes in assets and liabilities:
Trade accounts receivable	—	(4.2)	(2.8)	(4.6)	—	(11.6)
Other current and long-term assets	(49.1)	5.3	14.0	26.5	—	(3.3)
Trade accounts payable	0.1	6.4	5.3	3.1	—	14.9
Other current and long-term liabilities	13.6	(14.1)	—	4.8	—	4.3

Cash provided by (used in) operating activities of continuing operations	(37.6)	77.9	56.6	107.6	—	204.5
Cash used in operating activities of discontinued operations	—	—	—	(1.3)	—	(1.3)

Cash provided by (used in) operating activities	(37.6)	77.9	56.6	106.3	—	203.2
Cash flows from investing activities:
Capital expenditures for property and equipment	—	(60.0)	(5.3)	(8.7)	—	(74.0)
Investments in trading securities	—	(1.2)	—	—	—	(1.2)
Proceeds from sale of trading securities	—	9.9	—	—	—	9.9
Proceeds from sale and redemption of investments in available-for-sale securities	—	—	0.2	—	—	0.2
Investments in held-to-maturity securities	—	—	—	(6.3)	—	(6.3)
Proceeds from held-to-maturity securities	—	—	—	6.3	—	6.3
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	—	(50.7)	(54.5)	—	(105.2)
Acquisition related deposits	—	—	—	(8.6)	—	(8.6)
Other	—	(2.5)	—	(0.2)	—	(2.7)

Cash used in investing activities	—	(53.8)	(55.8)	(72.0)	—	(181.6)

Cash flows from financing activities:
Proceeds from senior secured term loan	—	950.0	—	—	—	950.0
Extinguishment of senior secured term loan	—	(945.2)	—	—	—	(945.2)
Prepayment fee on early extinguishment of senior secured term loan	—	(9.5)	—	—	—	(9.5)
Repayments of debt	(3.9)	(7.1)	(0.7)	—	—	(11.7)
Treasury stock purchases	(0.2)	—	—	—	—	(0.2)
Distribution of merger consideration	(4.3)	—	—	—	—	(4.3)
Debt financing fees	—	(11.3)	—	—	—	(11.3)
Distributions to noncontrolling interests	—	—	—	(8.5)	—	(8.5)
Stockholder contribution	—	—	—	0.3	—	0.3
Other	(0.8)	—	—	—	—	(0.8)

Cash used in financing activities	(9.2)	(23.1)	(0.7)	(8.2)	—	(41.2)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(3.8)	—	(3.8)

Net change in cash and cash equivalents	(46.8)	1.0	0.1	22.3	—	(23.4)
Cash and cash equivalents, beginning of period	81.4	—	—	49.8	—	131.2

Cash and cash equivalents, end of period	$34.6	$1.0	$0.1	$72.1	$—	$107.8

TRANSUNION CORP AND SUBSIDIARIES

Consolidating Statement of Cash Flows—Predecessor

For the Twelve Months Ended December 31, 2010

(in millions)

	Parent TransUnion Corp	Issuers Trans Union LLC and TransUnion Financing Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	TransUnion Corp Consolidated
Cash flows from operating activities:
Net income (loss)	$36.6	$37.6	$14.3	$65.3	$(108.9)	$44.9
Less: income (loss) from discontinued operations, net of tax	—	—	—	8.2	—	8.2

Income (loss) from continuing operations	36.6	37.6	14.3	57.1	(108.9)	36.7
Adjustments to reconcile income (loss) from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization	—	56.9	18.2	6.5	—	81.6
Loss on early extinguishment of debt	—	11.0	—	—	—	11.0
Stock-based compensation	—	28.7	—	—	—	28.7
Deferred financing fees	—	17.1	—	—	—	17.1
Provision (benefit) for losses on trade accounts receivable	—	1.0	(0.1)	0.6	—	1.5
Change in control transaction fees	—	27.7	—	—	—	27.7
Equity in net income of affiliates, net of dividends	—	(1.0)	—	(2.5)	—	(3.5)
Deferred taxes	—	7.9	0.5	4.3	—	12.7
Loss (gain) on sale or exchange of property	—	(3.9)	—	0.1	—	(3.8)
Other	(0.3)	(0.4)	—	0.1	0.1	(0.5)
Equity in net (income) loss from subsidiaries	(37.6)	(71.3)	—	—	108.9	—
Dividends received from subsidiaries	1,087.2	23.4	—	—	(1,110.6)	—
Changes in assets and liabilities:
Trade accounts receivable	—	(5.3)	(4.2)	(3.1)	—	(12.6)
Other current and long-term assets	34.2	(20.7)	(15.4)	(0.5)	0.3	(2.1)
Trade accounts payable	—	4.8	5.4	(1.2)	—	9.0
Other current and long-term liabilities	0.8	11.8	(6.8)	(4.4)	(0.3)	1.1

Cash provided by (used in) operating activities of continuing operations	1,120.9	125.3	11.9	57.0	(1,110.5)	204.6
Cash used in operating activities of discontinued operations	—	—	—	(4.2)	—	(4.2)

Cash provided by (used in) operating activities	1,120.9	125.3	11.9	52.8	(1,110.5)	200.4

Cash flows from investing activities:
Capital expenditures for property and equipment	—	(26.0)	(11.9)	(8.9)	—	(46.8)
Investments in trading securities	—	(1.3)	—	—	—	(1.3)
Proceeds from sale of trading securities	—	1.3	—	—	—	1.3
Proceeds from sale and redemption of investments in available-for-sale securities	114.4	—	—	—	—	114.4
Proceeds from held-to-maturity securities	—	—	—	4.9	—	4.9
Proceeds from sale of assets of discontinued operations	—	—	—	10.6	—	10.6
Acquisitions and purchases of noncontrolling interests, net of cash acquired	—	(3.1)	—	(14.0)	3.1	(14.0)
Other	—	16.5	—	0.3	(15.5)	1.3

Cash provided by (used in) investing activities	114.4	(12.6)	(11.9)	(7.1)	(12.4)	70.4
Cash flows from financing activities:
Proceeds from senior secured term loan	—	950.0	—	—	—	950.0
Proceeds from issuance of 11.375% notes	—	645.0	—	—	—	645.0
Proceeds from RFC loan	16.7	—	—	—	—	16.7
Proceeds from revolving line of credit	—	15.0	—	—	—	15.0
Repayments of debt	(89.1)	(520.4)	—	(15.5)	15.5	(609.5)
Treasury stock purchases	(5.4)	—	—	—	—	(5.4)
Distribution of merger consideration	(1,178.6)	—	—	—	—	(1,178.6)
Debt financing fees	—	(85.5)	—	—	—	(85.5)
Change in control transaction fees	—	(27.7)	—	—	—	(27.7)
Dividends to Parent	—	(1,087.2)	—	(23.4)	1,110.6	—
Distributions to noncontrolling interests	—	—	—	(8.6)	—	(8.6)
Other	0.1	(1.9)	—	3.1	(3.2)	(1.9)

Cash provided by (used in) financing activities	(1,256.3)	(112.7)	—	(44.4)	1,122.9	(290.5)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	1.8	—	1.8

Net change in cash and cash equivalents	(21.0)	—	—	3.1	—	(17.9)
Cash and cash equivalents, beginning of period	102.4	—	—	46.7	—	149.1

Cash and cash equivalents, end of period	$81.4	$—	$—	$49.8	$—	$131.2

Significant Accounting and Reporting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended												8 Months Ended	4 Months Ended	12 Months Ended			1 Months Ended
	Apr. 30, 2012	Jun. 30, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2012 Internal Use Software	Dec. 31, 2011 Internal Use Software	Dec. 31, 2010 Internal Use Software	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Internal Use Software	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Internal Use Software	Dec. 31, 2012 Building and Building Improvements	Dec. 31, 2012 Computer Equipment And Purchased Software Minimum	Dec. 31, 2012 Computer Equipment And Purchased Software Maximum	Dec. 31, 2012 Leasehold Improvements Minimum	Dec. 31, 2012 Leasehold Improvements Maximum	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 9.625%/10.375% senior PIK toggle notes due 2018	Apr. 30, 2012 Revolving Credit Facility	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Apr. 30, 2012 TransUnion Holding Company, Inc.	Feb. 15, 2012 TransUnion Holding Company, Inc.	Apr. 30, 2012 TransUnion Holding Company, Inc. 9.625%/10.375% senior PIK toggle notes due 2018
Summary Of Significant Accounting Policies [Line Items]
Direct owned subsidiary																							100.00%	100.00%
Outstanding Common Stock Acquired Percentage																										100.00%
9.625% Notes																									$ 600		$ 600
Senior notes, due date																											2018
Senior notes, interest rate																					9.63%						10.38%
Increase in credit facility																						10
Credit facility, initial borrowing capacity																						200
Credit facility, revised borrowing capacity																						210
Line of credit facility tranche with extended maturity date	155
Line of credit remaining commitment expiration date	Feb 10, 2017
Ownership interest		20.00%	20.00%
Nonmarketable investments in TransUnion Corp		20.00%	20.00%
Internally developed software, net				93.4
Number of operating segments		3	3
Cost of services included research and development costs																	7.6	3.7	7.8	6.9
Advertising costs																	19.2	15.5	32.8	31.4
Exchange rate gains (losses)																	0.1	0.2	(2.8)	(0.2)
Estimated useful life of the asset												20 years	3 years	7 years	5 years	7 years
Estimated Useful Life								3 years	3 years	40 years	7 years
Impairment of Intangible Assets, Finite-lived					0	2	0
Expenses related to defined contribution profit sharing plan																	$ 6.9	$ 4.8	$ 10.1	$ 10.5

Change in Control Transaction - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended						2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended		0 Months Ended
	Jun. 15, 2010	Apr. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Jun. 15, 2010 Senior Secured Term Loan	Jun. 15, 2010 Seven Year Senior Secured Term Loan	Jun. 15, 2010 Five Year Senior Secured Term Loan	Jun. 15, 2010 Senior Secured Revolving Line Of Credit	Jun. 15, 2010 11.625% notes	Jun. 15, 2010 Non Interest Bearing Loan	Apr. 30, 2012 Affiliates of Advent	Apr. 30, 2012 Affiliates of GSC	Apr. 30, 2012 Members of management	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Jun. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Nov. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Apr. 30, 2012 TransUnion Holding Company, Inc.	Jun. 15, 2010 Pritzker
Business Acquisition [Line Items]
Merger Agreement, TransUnion Holding		Apr 30, 2012
Aggregate purchase price		$ 1,592.7
Senior unsecured debt raised																													600
Percentage of share owned by shareholders											49.50%	49.50%	1.00%
Weighted-average useful life of identifiable intangible assets			21 years 2 months 12 days	21 years 2 months 12 days
Acquisition-related costs				36.5													0.4	20.9		20.9								15.2
Loan Fees incurred by Predecessor																				2.7
Outstanding common stock acquired	51.00%
Ownership percent of entity	0.85%																													48.15%
Senior Notes Issued Notes to investor	1,626.7					950	15		645	16.7
Debt instrument maturity period					7 years			5 years
Senior secured revolving line of credit								200
Repayment of bank debt	487.5													2.4		5.8	17.2			14.6	11.7	609.5	10			2.4	5.8	17.2
Debt instrument, fee amount									0
Stock-based compensation expense	20.7																	90	0.3
(Provision) benefit for income taxes	$ 7.5													$ (8.3)	$ (4.5)	$ (11.4)	$ (24.3)	$ 31.8		$ 11.5	$ (17.8)	$ (46.3)		$ 1.9	$ 2.2	$ 2.2	$ 2.7	$ (6.6)

Allocation of Purchase Price Value of Assets Acquired and liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	Apr. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Net assets of acquired company	$ 1,592.7
Preliminary Fair Value
Business Acquisition [Line Items]
Identifiable intangible assets	1,986.4
Final Allocation
Business Acquisition [Line Items]
Identifiable intangible assets	1,986.4
TransUnion Corp-Predecessor
Business Acquisition [Line Items]
Goodwill	267.5		275.2	223.7
TransUnion Corp-Predecessor | Preliminary Fair Value
Business Acquisition [Line Items]
Trade accounts receivable	162.4
Property and equipment	112.9
Identifiable intangible assets	1,986.4
Goodwill	1,801.5	[1]
All other assets	302.3
Total assets acquired	4,365.5
Existing debt (including fair value adjustment)	(1,710.8)
All other liabilities	(948.7)
Noncontrolling interests	(113.3)
Net assets of acquired company	1,592.7
TransUnion Corp-Predecessor | Final Allocation
Business Acquisition [Line Items]
Trade accounts receivable	162.4
Property and equipment	112.9
Identifiable intangible assets	1,986.4
Goodwill	267.5	[1]
All other assets	302.3
Total assets acquired	4,358.8
Existing debt (including fair value adjustment)	(1,710.8)
All other liabilities	(945.4)
Noncontrolling interests	(109.9)
Net assets of acquired company	$ 1,592.7

[1]	For tax purposes, $128.8 million of goodwill is tax deductible.

Allocation of Purchase Price Value of Assets Acquired and liabilities Assumed (Parenthetical) (Detail) (TransUnion Corp-Predecessor, USD $) In Millions, unless otherwise specified	Apr. 30, 2012
Preliminary Fair Value
Business Acquisition [Line Items]
Business Combination, goodwill tax deductible	$ 128.8
Final Allocation
Business Acquisition [Line Items]
Business Combination, goodwill tax deductible	$ 128.8

Identifiable Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended						1 Months Ended
	Dec. 31, 2012 Database and credit files	Dec. 31, 2012 Trademarks, copyrights and patents	Dec. 31, 2012 Customer relationships	Apr. 30, 2012 Preliminary Fair Value	Apr. 30, 2012 Preliminary Fair Value Database and credit files	Apr. 30, 2012 Preliminary Fair Value Technology and software	Apr. 30, 2012 Preliminary Fair Value Trademarks, copyrights and patents	Apr. 30, 2012 Preliminary Fair Value Customer relationships	Apr. 30, 2012 Preliminary Fair Value Other	Apr. 30, 2012 Final Allocation	Apr. 30, 2012 Final Allocation Database and credit files	Apr. 30, 2012 Final Allocation Technology and software	Apr. 30, 2012 Final Allocation Trademarks, copyrights and patents	Apr. 30, 2012 Final Allocation Customer relationships	Apr. 30, 2012 Final Allocation Other
Identifiable Intangibles [Line Items]
Total identifiable intangible assets				$ 1,986.4	$ 765	$ 364.6	$ 546.1	$ 308	$ 2.7	$ 1,986.4	$ 765	$ 364.6	$ 546.1	$ 308	$ 2.7
Estimated Useful Life	15 years	40 years	20 years		15 years	7 years	40 years	20 years	5 years		15 years	7 years	40 years	20 years	5 years

Other Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.
Other Assets, Current [Line Items]
Prepaid expenses	$ 30.1	$ 33.8	$ 37.1	$ 30.1	$ 33.8
Deferred financing fees	0.2		3.8	6.2	5.7
Deferred income tax assets	4	18.9	8.7	32.4	36.3
Income taxes receivable	4.7	3.8	1.9	6.5	4.7
Receivable from TransUnion Holding	3.6	0.3
Other		2.2	3.9
Other	1	1.9		1.3	2.2
Total other current assets	$ 43.6	$ 58.7	$ 55.4	$ 76.5	$ 82.7

Other Current Assets - Additional Information (Detail) (TransUnion Corp-Successor, USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
TransUnion Corp-Successor
Other Assets, Current [Line Items]
Deferred financing fees		$ 3.8
Increase/Decrease in current deferred tax assets	$ 14.9	$ 10.2

Marketable Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities And Unrealized Loss Position [Line Items]
Trading securities	$ 11.4	$ 10.3
Significant realized or unrealized gains or losses on securities	0	0
Other-than-temporary impairments of marketable securities	$ 0	$ 0

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	8 Months Ended	4 Months Ended	12 Months Ended			10 Months Ended
	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2012 Building TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Apr. 30, 2012 TransUnion Holding Company, Inc.
Property, Plant and Equipment [Line Items]
Purchase accounting fair value increase adjustment					$ 21.3
Accumulated depreciation			342.3			26.4	48.2	0
Depreciation expense	$ 26.7	$ 12.4	$ 39.3	$ 39.6		$ 26.7

Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2012 TransUnion Holding's and TransUnion Corp. Successor's
Property, Plant and Equipment [Line Items]
Purchased software	$ 144.5	$ 26.2
Computer equipment and furniture	242.5	75.5
Building and building improvements	61.1	42.7
Land	3.2	3.2
Total cost of property, plant and equipment	451.3	147.6
Less: accumulated depreciation	(342.3)	(26.4)
Total property, plant and equipment, net of accumulated depreciation	$ 109	$ 121.2

Goodwill - Additional information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor
Goodwill [Line Items]
Goodwill impairment	$ 0	$ 0	$ 0
Accumulated goodwill impairment losses			$ 0

Goodwill (Detail) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended		8 Months Ended	4 Months Ended	12 Months Ended	8 Months Ended				8 Months Ended
	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2012 TransUnion Holding's and TransUnion Corp. Successor's	Dec. 31, 2011 U.S. Information Services TransUnion Corp-Predecessor	Apr. 30, 2012 U.S. Information Services TransUnion Corp-Predecessor	Dec. 31, 2012 U.S. Information Services TransUnion Holding's and TransUnion Corp. Successor's	Apr. 30, 2012 International TransUnion Corp-Predecessor	Dec. 31, 2011 International TransUnion Corp-Predecessor	Dec. 31, 2012 International TransUnion Holding's and TransUnion Corp. Successor's	Apr. 30, 2012 Interactive TransUnion Corp-Predecessor	Dec. 31, 2011 Interactive TransUnion Corp-Predecessor	Dec. 31, 2010 Interactive TransUnion Corp-Predecessor	Dec. 31, 2012 Interactive TransUnion Holding's and TransUnion Corp. Successor's
Goodwill [Line Items]
Beginning balance	$ 275.2	$ 223.7		$ 119.5	$ 147.5		$ 81.8	$ 58.3		$ 45.9	$ 45.9	$ 45.9
Purchase accounting adjustments related to acquisition of TransUnion Corp.			1,534			987.8			455.3				90.9
Acquisitions	0.8	60.6	9.9	28			0.8	32.6	9.9
Tax deductible goodwill adjustment	(10.3)		6.7				(10.3)		6.7
Additional purchase price related to acquisition of Brazil subsidiary			1.8						1.8
Goodwill related to disposed equity method investment			(0.2)						(0.2)
Foreign exchange rate adjustment	1.8	(9.1)	(15.5)				1.8	(9.1)	(15.5)
Ending balance	$ 267.5	$ 275.2	$ 1,804.2	$ 147.5	$ 147.5	$ 1,135.3	$ 74.1	$ 81.8	$ 532.1	$ 45.9	$ 45.9	$ 45.9	$ 136.8

Purchased Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		4 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended		12 Months Ended		10 Months Ended
	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 Database and credit files	Apr. 30, 2012 Database and credit files TransUnion Corp-Predecessor	Dec. 31, 2011 Database and credit files TransUnion Corp-Predecessor	Apr. 30, 2012 Internally developed software TransUnion Corp-Predecessor	Dec. 31, 2011 Internally developed software TransUnion Corp-Predecessor	Dec. 31, 2012 Customer relationships	Apr. 30, 2012 Customer relationships TransUnion Corp-Predecessor	Dec. 31, 2011 Customer relationships TransUnion Corp-Predecessor	Dec. 31, 2012 Trademarks, copyrights and patents	Apr. 30, 2012 Trademarks, copyrights and patents TransUnion Corp-Predecessor	Dec. 31, 2011 Trademarks, copyrights and patents TransUnion Corp-Predecessor	Apr. 30, 2012 Noncompete and other agreements TransUnion Corp-Predecessor	Dec. 31, 2011 Noncompete and other agreements TransUnion Corp-Predecessor	Dec. 31, 2012 Internal Use Software Minimum	Dec. 31, 2012 Internal Use Software Maximum	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Database and credit files TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Holding Company, Inc. Database and credit files TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Internally developed software TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Holding Company, Inc. Internally developed software TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Customer relationships TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Holding Company, Inc. Customer relationships TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Trademarks, copyrights and patents TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Holding Company, Inc. Trademarks, copyrights and patents TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Noncompete and other agreements TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Holding Company, Inc. Noncompete and other agreements TransUnion Corp-Successor
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase accounting fair value increase adjustments								$ 705.1		$ 261.2			$ 256.1			$ 537		$ 3.3
Accumulated amortization				374.6					205.3		148.4			13.8			6.5		0.6				86.6	33.9	0	34.8	0	10.3	0	7.4	0	0.2	0
Amortizable intangibles estimated Useful lives	3 years	40 years					15 years					20 years			40 years					3 years	7 years
Amortization expense for intangible assets			$ 16.8	$ 46	$ 42	$ 88.3																$ 88.3

Purchased Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor Database and credit files	Dec. 31, 2011 TransUnion Corp-Predecessor Internally developed software	Dec. 31, 2011 TransUnion Corp-Predecessor Customer relationships	Dec. 31, 2011 TransUnion Corp-Predecessor Trademarks, copyrights and patents	Dec. 31, 2011 TransUnion Corp-Predecessor Noncompete and other agreements	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Database and credit files	Apr. 30, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Database and credit files	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Internally developed software	Apr. 30, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Internally developed software	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Customer relationships	Apr. 30, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Customer relationships	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Trademarks, copyrights and patents	Apr. 30, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Trademarks, copyrights and patents	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Noncompete and other agreements	Apr. 30, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor Noncompete and other agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	$ 605.4	$ 272.4	$ 241.8	$ 60	$ 24.4	$ 6.8	$ 1,998.2	$ 763.6		$ 380.3		$ 306.7		$ 545.5		$ 2.1
Accumulated Amortization	(374.6)	(205.3)	(148.4)	(13.8)	(6.5)	(0.6)	(86.6)	(33.9)	0	(34.8)	0	(10.3)	0	(7.4)	0	(0.2)	0
Total future amortization expense	$ 230.8	$ 67.1	$ 93.4	$ 46.2	$ 17.9	$ 6.2	$ 1,911.6	$ 729.7		$ 345.5		$ 296.4		$ 538.1		$ 1.9

Estimated Future Amortization Expense Related to Purchased Intangible (Detail) (TransUnion Corp-Successor, TransUnion Holding Company, Inc., USD $) In Millions, unless otherwise specified	Dec. 31, 2012
TransUnion Corp-Successor | TransUnion Holding Company, Inc.
Schedule Of Estimated Future Amortization Expense [Line Items]
2013	$ 135.1
2014	136.4
2015	135.2
2016	134.6
2017	132.9
Thereafter	1,237.4
Total future amortization expense	$ 1,911.6

Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.
Other assets
Investments in affiliated companies	$ 88.6	$ 88.6	$ 42.7	$ 88.6	$ 88.6
Deferred financing fees	0.6		23.7	31.7	34
Deposits	6.3	6.3	10.7	6.3	6.3
Other	0.7	0.8	0.7	0.8	0.9
Total other assets	$ 96.2	$ 95.7	$ 77.8	$ 127.4	$ 129.8

Other Assets - Additional Information (Detail) (TransUnion Corp-Successor, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
TransUnion Corp-Successor
Other Assets [Line Items]
Investments in affiliated companies increased	$ 45.9
Deferred financing fees	$ 23.7

Investments in Affiliated Companies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended			2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended			1 Months Ended	4 Months Ended	12 Months Ended		4 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor Mexico	Dec. 31, 2012 TransUnion Corp-Successor India	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor Mexico	Apr. 30, 2012 TransUnion Corp-Predecessor India
Schedule of Investments [Line Items]
Percentage of Ownership Interest	20.00%		20.00%
Impairments of investments in affiliated companies	$ 0	$ 0	$ 0	$ 0	$ 0
Earnings from equity method investments						2.4	4.2	7.3	8	4.4	1.4	1	4.1	11.4	8.4	2.3	0.6
Dividends received from equity method investments						6.2			9.3				0.4	8	4.9
Dividends received from cost method investments									$ 0.6					$ 0.6	$ 0.5

Investments in Affiliated Companies (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Holding's and TransUnion Corp. Successor's	Dec. 31, 2012 TransUnion Holding's and TransUnion Corp. Successor's	Jun. 30, 2013 TransUnion Holding's and TransUnion Corp. Successor's Equity Method Investments	Dec. 31, 2012 TransUnion Holding's and TransUnion Corp. Successor's Equity Method Investments	Jun. 30, 2013 TransUnion Holding's and TransUnion Corp. Successor's Cost-method Investments	Dec. 31, 2012 TransUnion Holding's and TransUnion Corp. Successor's Cost-method Investments	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor Trans Union de Mexico, S.A.	Dec. 31, 2012 TransUnion Corp-Successor Credit Information Bureau (India) Ltd.	Dec. 31, 2012 TransUnion Corp-Successor All Other Equity Method Investments	Dec. 31, 2012 TransUnion Corp-Successor Equity Method Investments	Dec. 31, 2012 TransUnion Corp-Successor Cost-method Investments	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor Trans Union de Mexico, S.A.	Dec. 31, 2011 TransUnion Corp-Predecessor Credit Information Bureau (India) Ltd.	Dec. 31, 2011 TransUnion Corp-Predecessor All Other Equity Method Investments	Dec. 31, 2011 TransUnion Corp-Predecessor Equity Method Investments	Dec. 31, 2011 TransUnion Corp-Predecessor Cost-method Investments
Investments in and Advances to Affiliates [Line Items]
Equity method investments			$ 80.7	$ 80.7				$ 49.4	$ 26.6	$ 4.7	$ 80.7			$ 8.5	$ 19.5	$ 6.8	$ 34.8
Cost method investments					7.9	7.9						7.9						7.9
Total investments in affiliated companies	$ 88.6	$ 88.6					$ 88.6						$ 42.7

Investments in Affiliated Companies (Parenthetical) (Detail)	Dec. 31, 2012 Trans Union de Mexico, S.A. TransUnion Corp-Successor	Dec. 31, 2011 Trans Union de Mexico, S.A. TransUnion Corp-Predecessor	Dec. 31, 2012 Credit Information Bureau (India) Ltd. TransUnion Corp-Successor	Dec. 31, 2011 Credit Information Bureau (India) Ltd. TransUnion Corp-Predecessor
Investments in and Advances to Affiliates [Line Items]
Ownership interest	25.69%	25.69%	27.50%	27.50%

Accounts Payable (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 78.4	$ 77.5	$ 75.1

Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.
Other Liabilities Current [Line Items]
Accrued payroll	$ 48	$ 64.2	$ 55.1	$ 48	$ 64.2
Accrued interest	4.9	3.7	5	23	25.8
Deferred revenue	8.6	12.5	13	8.6	12.5
Accrued employee benefits	7.2	10.6	8.7	7.2	10.6
Accrued liabilities	6.5	5.6	5.6	6.5	5.6
Other	14.4	10.4	12.8	14.6	10.6
Total other current liabilities	$ 89.6	$ 107	$ 100.2	$ 107.9	$ 129.3

Other Current Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			6 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 9.625% TransUnion Holding PIK Toggle notes	Dec. 31, 2012 8.125% TransUnion Holding PIK Toggle notes	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Holding Company, Inc.
Other Current Liabilities [Line Items]
Interest Rate		9.63%	8.13%
Increase (Decrease) in deferred income taxes	$ 9.1			$ (16.2)	$ (16.2)

Other Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.
Other liabilities
Deferred income taxes	$ 629.5	$ 645.8	$ 39.9	$ 639	$ 657.5
Retirement benefits	10.1	10	9.6	10.1	10
Unrecognized tax benefits	4.7	4.8	3.2	4.8	4.9
Other	2.3	6.8	0.6	2.4	7
Total other liabilities	$ 646.6	$ 667.4	$ 53.3	$ 656.3	$ 679.4

Other Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011
TransUnion Holding Company, Inc.
Other Liabilities [Line Items]
Decrease in deferred income taxes	$ (18.5)
TransUnion Corp-Successor
Other Liabilities [Line Items]
Decrease in deferred income taxes	$ (16.3)	$ 605.9

Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor Senior secured term loan	Dec. 31, 2012 TransUnion Corp-Successor Senior secured term loan	Jun. 30, 2013 TransUnion Corp-Successor 11.375% Senior notes	Dec. 31, 2012 TransUnion Corp-Successor 11.375% Senior notes	Dec. 31, 2012 TransUnion Corp-Successor 10.0% Note payable	Jun. 30, 2013 TransUnion Corp-Successor Capital Lease Obligations	Dec. 31, 2012 TransUnion Corp-Successor Capital Lease Obligations	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor Senior secured term loan	Dec. 31, 2011 TransUnion Corp-Predecessor 11.375% Senior notes	Dec. 31, 2011 TransUnion Corp-Predecessor 11.625% RFC loan	Dec. 31, 2011 TransUnion Corp-Predecessor 4.69% Note payable	Dec. 31, 2011 TransUnion Corp-Predecessor 10.0% Note payable	Dec. 31, 2011 TransUnion Corp-Predecessor Capital Lease Obligations	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc. Senior secured term loan	Dec. 31, 2012 TransUnion Holding Company, Inc. Senior secured term loan	Jun. 30, 2013 TransUnion Holding Company, Inc. 11.375% Senior notes	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.375% Senior notes	Jun. 30, 2013 TransUnion Holding Company, Inc. 9.625% Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 9.625% Senior Note	Jun. 30, 2013 TransUnion Holding Company, Inc. 8.125 % Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 8.125 % Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 10.0% Note payable	Jun. 30, 2013 TransUnion Holding Company, Inc. Capital Lease Obligations	Dec. 31, 2012 TransUnion Holding Company, Inc. Capital Lease Obligations
Debt Instrument [Line Items]
Total debt	$ 1,668.5	$ 1,682.9	$ 918.6	$ 923.4	$ 749.8	$ 758.4	$ 0.9	$ 0.1	$ 0.2	$ 1,601.2	$ 942.9	$ 645	$ 10.3	$ 0.9	$ 1.8	$ 0.3	$ 2,666.7	$ 2,680.9	$ 918.6	$ 923.4	$ 749.8	$ 758.4	$ 600	$ 600	$ 398.2	$ 398	$ 0.9	$ 0.1	$ 0.2
Less short-term debt and current maturities	(9.5)	(10.6)								(21.8)							(9.5)	(10.6)
Total long-term debt	$ 1,659	$ 1,672.3								$ 1,579.4							$ 2,657.2	$ 2,670.3

Debt Outstanding (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 15, 2010 11.375% Senior notes	Jun. 30, 2013 TransUnion Corp-Successor Senior secured term loan	Jun. 30, 2013 TransUnion Corp-Successor 11.375% Senior notes	Jun. 30, 2013 TransUnion Corp-Successor 10.0% Note payable	Dec. 31, 2012 TransUnion Corp-Successor 10.0% Note payable	Jun. 30, 2013 TransUnion Corp-Successor Senior secured revolving line of credit	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc. Senior secured term loan	Dec. 31, 2012 TransUnion Holding Company, Inc. Senior secured term loan	Dec. 31, 2012 TransUnion Holding Company, Inc. 5.11% Senior secured revolving line of credit	Jun. 30, 2013 TransUnion Holding Company, Inc. 11.375% Senior notes	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.375% Senior notes	Jun. 30, 2013 TransUnion Holding Company, Inc. 9.625% Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 9.625% Senior Note	Jun. 30, 2013 TransUnion Holding Company, Inc. 8.125 % Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 8.125 % Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.625% RFC loan	Dec. 31, 2012 TransUnion Holding Company, Inc. 4.69% Note payable	Jun. 30, 2013 TransUnion Holding Company, Inc. 10.0% Note payable	Dec. 31, 2012 TransUnion Holding Company, Inc. 10.0% Note payable	Jun. 30, 2013 TransUnion Holding Company, Inc. Senior secured revolving line of credit
Debt Instrument [Line Items]
Fixed Interest Rate	11.38%		11.38%				9.63%				11.38%	11.38%	9.63%	9.63%	8.13%	8.13%
Variable interest rate		4.25%				4.63%		4.25%	5.50%	5.11%											4.63%
Imputed interest rate				10.00%	10.00%												11.63%	4.69%	10.00%	10.00%
Unamortized fair value adjustment			$ 104.8								$ 104.8	$ (113.4)
Maturity Date	Jun 15, 2018	Feb 10, 2019	Jun 15, 2018			Feb 10, 2017		Feb 10, 2019	Feb 10, 2018	Feb 10, 2017	Jun 15, 2018	Jun 15, 2018	Jun 15, 2018	Jun 15, 2018	Jun 15, 2018	Jun 15, 2018	Dec 15, 2018		Apr 15, 2013	Apr 15, 2013	Feb 10, 2017
Unamortized discount															$ 1.8	$ 2

Scheduled Future Maturities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
TransUnion Holding Company, Inc.
Debt Instrument [Line Items]
2013		$ 10.6
2014		9.5
2015		9.5
2016		9.5
2017		9.5
Thereafter		2,520.9
Unamortized premiums and discounts on notes		111.4
Total debt	2,666.7	2,680.9
TransUnion Corp-Successor
Debt Instrument [Line Items]
2013		10.6
2014		9.5
2015		9.5
2016		9.5
2017		9.5
Thereafter		1,520.9
Unamortized premiums and discounts on notes		113.4
Total debt	$ 1,668.5	$ 1,682.9

Interest Expense (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	6 Months Ended		8 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended			4 Months Ended		12 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	4 Months Ended	6 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	6 Months Ended	10 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Jun. 30, 2012 TransUnion Corp-Successor Senior secured term loan	Jun. 30, 2013 TransUnion Corp-Successor Senior secured term loan	Dec. 31, 2012 TransUnion Corp-Successor Senior secured term loan	Jun. 30, 2012 TransUnion Corp-Successor 11.375% Senior notes	Jun. 30, 2013 TransUnion Corp-Successor 11.375% Senior notes	Jun. 30, 2013 TransUnion Corp-Successor Other debt	Dec. 31, 2012 TransUnion Corp-Successor Other debt	Dec. 31, 2012 TransUnion Corp-Successor 11.375% notes	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor Senior secured term loan	Dec. 31, 2011 TransUnion Corp-Predecessor Senior secured term loan	Dec. 31, 2010 TransUnion Corp-Predecessor Senior secured term loan	Dec. 31, 2010 TransUnion Corp-Predecessor Senior secured revolving line of credit	Apr. 30, 2012 TransUnion Corp-Predecessor 11.375% Senior notes	Apr. 30, 2012 TransUnion Corp-Predecessor Other debt	Dec. 31, 2011 TransUnion Corp-Predecessor Other debt	Dec. 31, 2010 TransUnion Corp-Predecessor Other debt	Apr. 30, 2012 TransUnion Corp-Predecessor 11.375% notes	Dec. 31, 2011 TransUnion Corp-Predecessor 11.375% notes	Dec. 31, 2010 TransUnion Corp-Predecessor 11.375% notes	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc. Senior secured term loan	Jun. 30, 2013 TransUnion Holding Company, Inc. Senior secured term loan	Dec. 31, 2012 TransUnion Holding Company, Inc. Senior secured term loan	Jun. 30, 2012 TransUnion Holding Company, Inc. 11.375% Senior notes	Jun. 30, 2013 TransUnion Holding Company, Inc. 11.375% Senior notes	Jun. 30, 2012 TransUnion Holding Company, Inc. 9.625% Notes	Jun. 30, 2013 TransUnion Holding Company, Inc. 9.625% Notes	Dec. 31, 2012 TransUnion Holding Company, Inc. 9.625% Notes	Jun. 30, 2013 TransUnion Holding Company, Inc. 8.125 % Notes	Dec. 31, 2012 TransUnion Holding Company, Inc. 8.125 % Notes	Jun. 30, 2013 TransUnion Holding Company, Inc. Other debt	Dec. 31, 2012 TransUnion Holding Company, Inc. Other debt	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.375% notes
Schedule Of Interest Expenses [Line Items]
Cash and other interest			$ 83.6			$ 35				$ (0.3)	$ 48.9	$ 39.4	$ 122.5	$ 84.6	$ 15.1	$ 47.7	$ 35.6	$ 0.1		$ (0.2)	$ 1.4	$ 9.1	$ 24.5	$ 73.4	$ 39.8			$ 133.7			$ 35					$ 44.8		$ 5.3		$ (0.3)	$ 48.9
Amortized interest												3.9	4.2	17.1	0.5	2.2	3.5					1.2	0.6	1.7	0.8	0.5	5.2	2.1								1.9		0.2
Total amortized interest												1.1	3.9	5.5														2.1
Total amortized discount / premium			(10.8)								(10.8)															(2.6)	(8.4)	(10.8)													(10.8)
Total interest expense	$ 18.4	$ 51	$ 72.8	$ 8.8	$ 22.3	$ 35	$ 9.6	$ 28.1	$ 0.6	$ (0.3)	$ 38.1	$ 40.5	$ 126.4	$ 90.1	$ 15.6	$ 49.9	$ 39.1	$ 0.1	$ 25.1	$ (0.2)	$ 1.4	$ 10.3	$ 25.1	$ 75.1	$ 40.6	$ 34.8	$ 99	$ 125	$ 8.8	$ 22.3	$ 35	$ 9.6	$ 28.1	$ 16.4	$ 31	$ 46.7	$ 17	$ 5.5	$ 0.6	$ (0.3)	$ 38.1

Loan Fees Included In Other Income and Expense (Detail) (USD $) In Millions, unless otherwise specified	8 Months Ended			4 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		10 Months Ended
	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor Senior secured revolving line of credit	Dec. 31, 2012 TransUnion Corp-Successor Other debt	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor Senior secured term loan	Apr. 30, 2012 TransUnion Corp-Predecessor Senior secured revolving line of credit	Dec. 31, 2011 TransUnion Corp-Predecessor Senior secured revolving line of credit	Dec. 31, 2010 TransUnion Corp-Predecessor Senior secured revolving line of credit	Apr. 30, 2012 TransUnion Corp-Predecessor Other debt	Dec. 31, 2011 TransUnion Corp-Predecessor Other debt	Dec. 31, 2010 TransUnion Corp-Predecessor Other debt	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc. Senior secured revolving line of credit	Dec. 31, 2012 TransUnion Holding Company, Inc. 9.625% Notes	Dec. 31, 2012 TransUnion Holding Company, Inc. Other debt
Debt Instrument [Line Items]
Loss on early extinguishment of debt					$ (59.3)	$ (11)	$ 59.3
Other loan fees			0.2								2.7	0.3	19.5			1	0.2
Unused revolving line of credit fees		0.7						0.3	1	0.5					0.7
Amortized deferred financing fees								0.1	0.3	1			0.6
Total loan fees	$ 0.9	$ 0.7	$ 0.2	$ 3.1	$ 60.9	$ 21.6		$ 0.4	$ 1.3	$ 1.5	$ 2.7	$ 0.3	$ 20.1	$ 1.9	$ 0.7		$ 0.2

Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	2 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended					4 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended			12 Months Ended					1 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended			12 Months Ended
	Jun. 15, 2010	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor Commitment Expires On Two Thousand Fifteen	Dec. 31, 2012 TransUnion Corp-Successor Commitment Expires On Two Thousand Sixteen	Dec. 31, 2012 TransUnion Corp-Successor Commitment Expires On Two Thousand Seventeen	Dec. 31, 2012 TransUnion Corp-Successor Term Loan	Dec. 31, 2012 TransUnion Corp-Successor Notes Payable	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 15, 2011 TransUnion Corp-Predecessor Notes Payable	Feb. 05, 2013 Senior Secured Term Loan TransUnion Corp-Successor	Dec. 31, 2012 Senior Secured Term Loan TransUnion Corp-Successor	Jun. 30, 2013 Senior Secured Term Loan TransUnion Corp-Successor	Dec. 31, 2012 Senior Secured Term Loan Minimum TransUnion Corp-Successor	Dec. 31, 2012 Senior Secured Term Loan Maximum TransUnion Corp-Successor	Dec. 31, 2012 Senior secured revolving line of credit Minimum TransUnion Corp-Successor	Dec. 31, 2012 Senior secured revolving line of credit Maximum TransUnion Corp-Successor	Jun. 30, 2013 Seven Year Senior Secured Term Loan TransUnion Corp-Successor	Dec. 31, 2012 Seven Year Senior Secured Term Loan TransUnion Corp-Successor	Jun. 30, 2013 Senior Secured Revolving Line Of Credit TransUnion Corp-Successor	Dec. 31, 2012 Senior Secured Revolving Line Of Credit TransUnion Corp-Successor	Apr. 30, 2012 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility TransUnion Corp-Successor	Dec. 31, 2012 Senior secured term loan TransUnion Corp-Successor	Jun. 30, 2013 Senior secured term loan TransUnion Corp-Successor	Feb. 28, 2011 Senior secured term loan TransUnion Corp-Predecessor	Dec. 31, 2011 Senior secured term loan TransUnion Corp-Predecessor	Jun. 15, 2010 11.375% Senior notes	Dec. 31, 2012 11.375% Senior notes TransUnion Corp-Successor	Jun. 30, 2013 11.375% Senior notes TransUnion Corp-Successor	Dec. 31, 2011 11.375% Senior notes TransUnion Corp-Predecessor	Jun. 15, 2010 11.375% Senior notes TransUnion Corp-Predecessor	Jun. 15, 2010 Senior Notes [Member] TransUnion Corp-Predecessor Rfc Loan	Jun. 30, 2010 11.625% RFC loan TransUnion Corp-Predecessor	Dec. 31, 2011 11.625% RFC loan TransUnion Corp-Predecessor	Dec. 31, 2012 10.0% Note payable TransUnion Corp-Successor	Jun. 30, 2013 10.0% Note payable TransUnion Corp-Successor	Dec. 31, 2011 10.0% Note payable TransUnion Corp-Predecessor	Jun. 30, 2013 Swap TransUnion Corp-Successor	Dec. 31, 2012 Swap TransUnion Corp-Successor	Apr. 30, 2012 Swap TransUnion Corp-Predecessor	Apr. 30, 2012 Swap Payable TransUnion Corp-Successor	Nov. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Apr. 30, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc. 9.625%/10.375% senior PIK toggle notes due 2018	Dec. 31, 2012 TransUnion Holding Company, Inc. 8.125% notes	Jun. 30, 2013 TransUnion Holding Company, Inc. 8.125 % Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 8.125 % Senior Note	Jun. 30, 2013 TransUnion Holding Company, Inc. Senior secured term loan	Dec. 31, 2012 TransUnion Holding Company, Inc. Senior secured term loan	Jun. 30, 2013 TransUnion Holding Company, Inc. 11.375% Senior notes	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.375% Senior notes	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.625% RFC loan	Jun. 30, 2013 TransUnion Holding Company, Inc. 10.0% Note payable	Dec. 31, 2012 TransUnion Holding Company, Inc. 10.0% Note payable	Jun. 30, 2013 TransUnion Holding Company, Inc. 9.625% Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 9.625% Senior Note
Debt Instrument [Line Items]
Senior Notes																																																			$ 600	$ 600
Principal amount issued	1,626.7																				950	950													645	16.7																	400		400
Offering Price																																																					99.50%
Payment of dividend to shareholders																																																		373.8
Repayment of term loan	487.5	2.4	5.8	17.2				19.5		14.6	11.7	609.5																																		10	2.4	5.8	17.2
Additional Funds Borrowed under term loan																													4.8
Increase in basis point of term loan															0.75%											0.50%
Debt instrument maturity period																					7 years	7 years
Senior secured revolving line of credit					25	30	155																210	210	210
LIBOR Floor Rate															1.50%
Revolving Line of Credit Rate Margin																			3.00%	5.00%																							4.00%
Debt instrument floor interest rate																	1.50%	1.75%
Annual commitment fee																										0.50%
Principal Payments Percentage																											0.25%
Revolving line of credit, expiration date					Jun 15, 2015	Feb 10, 2016	Feb 10, 2017								Feb 10, 2018
Additional principal payments beginning date															2013
Percentage of excess cash flows to determine principal payment																	0.00%	50.00%
Fixed rate of interest																																													2.03%
Percentage variable rate of interest																																												1.50%
Derivative, Description of variable rate basis																																												Interest equal to the greater of 1.50% or the 3-month LIBOR
Period of LIBOR interest rate																																												3 months
Notional amount of swaps																																										487.5	500
Fair value of swap instrument, liability																																										1	5.8
Unrealized loss, net of tax, on swap instruments																																										0.6	3.7
Gains or losses related to hedge																																											0
Maturity Date																												Feb 10, 2019			Jun 15, 2018		Jun 15, 2018																					Jun 15, 2018	Jun 15, 2018	Feb 10, 2019	Feb 10, 2018	Jun 15, 2018	Jun 15, 2018	Dec 15, 2018	Apr 15, 2013	Apr 15, 2013	Jun 15, 2018	Jun 15, 2018
Fixed Interest Rate																															11.38%		11.38%														9.63%							8.13%	8.13%			11.38%	11.38%				9.63%	9.63%
Purchase accounting adjustment, senior notes																																124.2
Discount on Unsecured Non Interest Bearing Note																																					2.5		0.2
Imputed interest rate																																					11.63%		10.00%	10.00%																				11.63%	10.00%	10.00%
Repayment of Principal and Interest																																						5.1
Percentage of Ownership Interest													20.00%
Note payable for acquisition of noncontrolling interests									2
Unsecured, non-interest bearing note, due in annual installments																																							1
Unsecured, non-interest bearing note, due in year two																																							1
Long term debt fair value																																																						424.3	413.5			716	753				643.5	639.8
Carrying value of long term Debts			1,668.5	1,682.9							1,601.2																923.4	918.6		942.9		758.4	749.8	645				10.3	0.9		1.8							2,666.7	2,680.9	2,680.9				398.2	398	918.6	923.4	749.8	758.4			0.9	600	600
Loan related fee																$ 2.4
Previous floor rate on term loan														1.50%
Floor rate on term loan														1.25%
Previous margin rate on term loan														4.00%
Margin rate on term loan														3.00%
Extended term loan maturity Period														One year to February 2019
First required excess cash payments														2014

Details of Provision (Benefit) for Income Taxes on Income (Loss) from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended
	Jun. 15, 2010	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Jun. 30, 2013 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 Transunion Corp TransUnion Corp-Successor	Apr. 30, 2012 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2011 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2010 Transunion Corp TransUnion Corp-Predecessor
Federal
Current														$ 0.1		$ 1	$ (3)	$ 9.7
Deferred														(3)	13.2	(16.1)	(1.3)	10.4
State
Current														(0.5)	0.4	0.1	1.6	(2.2)
Deferred														(0.3)	0.4	(1.5)	(1.4)	0.1
Foreign
Current														12.1	12.1	5.7	22.7	26.1
Deferred														(1.8)	(1.8)	(0.7)	(0.8)	2.2
Total	$ (7.5)	$ 8.3	$ 4.5	$ 11.4	$ 24.3	$ (31.8)	$ (11.5)	$ 17.8	$ 46.3	$ (1.9)	$ (2.2)	$ (2.2)	$ (2.7)	$ 6.6	$ 24.3	$ (11.5)	$ 17.8	$ 46.3

Summary of Components of Income (Loss) from Continuing Operations before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	10 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 Transunion Corp TransUnion Corp-Successor	Apr. 30, 2012 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2011 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2010 Transunion Corp TransUnion Corp-Predecessor
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Domestic	$ (33.3)	$ 36.2	$ (79.5)	$ 0.2	$ 12.4
Foreign	36	36	15.6	66.9	70.6
Total income (loss) from continuing operations before income taxes	$ 2.7	$ 72.2	$ (63.9)	$ 67.1	$ 83

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended			3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		8 Months Ended		4 Months Ended	12 Months Ended
	Apr. 30, 2012	Mar. 31, 2013	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2012 Capital Loss Carryforward	Jun. 30, 2013 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2011 TransUnion Holding Company, Inc.	Jun. 30, 2013 Transunion Corp	Dec. 31, 2012 Transunion Corp	Dec. 31, 2011 Transunion Corp	Dec. 31, 2012 Transunion Corp TransUnion Corp-Successor	Dec. 31, 2011 Transunion Corp TransUnion Corp-Successor	Apr. 30, 2012 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2011 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2010 Transunion Corp TransUnion Corp-Predecessor
Income Tax [Line Items]
Provision benefit for income taxes discontinued operations				$ 0.1	$ 2.9
Effective tax rate						43.50%	27.40%	32.90%		33.00%	18.00%				23.80%	48.90%	16.90%	19.30%	244.40%						33.70%		18.00%	26.50%	55.80%
U.S. federal statutory rate						35.00%	35.00%			35.00%	35.00%				35.00%			35.00%	35.00%						35.00%		35.00%	35.00%	35.00%
Number of tax assessment year			2
Valuation allowance increased			10.3
Valuation allowance			27.2	16.9															27.2	27.2					27.2			16.9
Capital loss carryforwards will expire														3 years
Foreign loss and credit carryforwards will expire			10 years
Unremitted earnings from foreign subsidiaries	16.4
Total unrecognized tax benefits															4.8			4.8	4.9	4.9	3.2	4.7	4.8	3.2	4.8	3.2		3.2	2.1
Unrecognized Tax Benefits that Would Impact Effective Tax Rate															4.8			4.8	4.9	4.9		4.7	4.8	3.2
Accrued interest payable for taxes			0.5	0.5											0.6			0.6	0.5	0.5		0.6	0.5
Significant expense recognized, or significant liability recorded, for tax penalties			0	0														0		0		0	0
Deferred income tax expense (benefit)	$ 5.5	$ (4.6)							$ 11.8		$ (18.3)	$ (3.5)	$ 12.7				$ (6.1)	$ (10.1)	$ (5.1)

Reconciliation of U.S. Federal Statutory Tax Rate to Effective Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended
	Jun. 15, 2010	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Jun. 30, 2013 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 Transunion Corp TransUnion Corp-Successor	Apr. 30, 2012 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2011 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2010 Transunion Corp TransUnion Corp-Predecessor
Schedule of Effective Tax Rate Reconciliation [Line Items]
Income taxes at 35% statutory rate, Value														$ 0.9	$ 25.3	$ (22.4)	$ 23.5	$ 29
Increase (decrease) resulting from:
State taxes net of federal income tax benefit														(0.9)	0.7	(1.4)	(0.4)	(1.6)
Foreign rate differential														(4)	(4)	(1.2)	(3.9)	(0.2)
Nondeductible change in control transaction expenses														1.8	0.2	2.7	(4.5)	9.5
Application of ASC 740-30 to foreign earnings														4.3	(1.9)	8.1	2.5	1.6
Impact of foreign dividends and foreign tax credits														5	4.9	2	2	7.8
Other														(0.5)	(0.9)	0.7	(1.4)	0.2
Total	$ (7.5)	$ 8.3	$ 4.5	$ 11.4	$ 24.3	$ (31.8)	$ (11.5)	$ 17.8	$ 46.3	$ (1.9)	$ (2.2)	$ (2.2)	$ (2.7)	$ 6.6	$ 24.3	$ (11.5)	$ 17.8	$ 46.3
Income taxes at 35% statutory rate, percent		35.00%	35.00%			35.00%	35.00%			35.00%			35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
Increase (decrease) resulting from:
State taxes net of federal income tax benefit, Percent														(35.00%)	1.00%	2.20%	(0.60%)	(2.00%)
Foreign rate differential, Percent														(148.10%)	(5.50%)	1.90%	(5.80%)	(0.20%)
Nondeductible change in control transaction expenses, Percent														66.70%	0.30%	(4.20%)	(6.70%)	11.40%
Application of ASC 740-30 to foreign earnings, Percent														159.20%	(2.70%)	(12.70%)	3.70%	1.90%
Impact of foreign dividend and foreign tax credits, Percent														185.20%	6.80%	(3.10%)	3.00%	9.40%
Other, percent														(18.60%)	(1.20%)	(1.10%)	(2.10%)	0.30%
Total, percent		43.50%	27.40%	32.90%		33.00%	18.00%			23.80%	48.90%	16.90%	19.30%	244.40%	33.70%	18.00%	26.50%	55.80%

Components of Net Deferred Income Tax (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Valuation allowance	$ (27.2)	$ (16.9)
TransUnion Holding Company, Inc.
Deferred income tax assets:
Deferred compensation	4.4
Stock-based compensation	0.3
Employee benefits	6.3
Legal reserves and settlements	1.9
Hedge investments	2.2
Financing related costs	46.4
Loss and credit carryforwards	71
Other	6.3
Gross deferred income tax assets	138.8
Valuation allowance	(27.2)
Total deferred income tax assets, net	111.6
Deferred income tax liabilities:
Depreciation and amortization	(662.1)
Investments in affiliated companies	(17.1)
Taxes on undistributed foreign earnings	(49.7)
Other	(3.9)
Total deferred income tax liability	(732.8)
Net deferred income tax liability	(621.2)
Transunion Corp | TransUnion Corp-Successor
Deferred income tax assets:
Deferred compensation	4.4
Stock-based compensation	0.3
Employee benefits	6.3
Legal reserves and settlements	1.9
Hedge investments	2.2
Financing related costs	46.4
Loss and credit carryforwards	51.3
Other	2.8
Gross deferred income tax assets	115.6
Valuation allowance	(27.2)
Total deferred income tax assets, net	88.4
Deferred income tax liabilities:
Depreciation and amortization	(662.1)
Investments in affiliated companies	(17.1)
Taxes on undistributed foreign earnings	(32.2)
Other	(3.9)
Total deferred income tax liability	(715.3)
Net deferred income tax liability	(626.9)
Transunion Corp | TransUnion Corp-Predecessor
Deferred income tax assets:
Deferred compensation		3.9
Stock-based compensation		2.4
Employee benefits		5.7
Legal reserves and settlements		1.7
Loss and credit carryforwards		30.5
Other		2.8
Gross deferred income tax assets		47
Valuation allowance		(16.9)
Total deferred income tax assets, net		30.1
Deferred income tax liabilities:
Depreciation and amortization		(52.4)
Taxes on undistributed foreign earnings		(4.8)
Other		(4.1)
Total deferred income tax liability		(61.3)
Net deferred income tax liability		$ (31.2)

Total Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Jun. 30, 2013 Transunion Corp	Dec. 31, 2012 Transunion Corp	Dec. 31, 2011 Transunion Corp	Dec. 31, 2012 Transunion Corp TransUnion Corp-Successor	Dec. 31, 2011 Transunion Corp TransUnion Corp-Predecessor
Income Tax Contingency [Line Items]
Balance as of beginning of period	$ 3.2	$ 4.8	$ 4.7	$ 4.8	$ 3.2	$ 3.2	$ 2.1
Additions for tax positions of prior years	0.2					0.2	0.4
Reductions for tax positions of prior years
Additions for tax positions of current year	1.7					1.6	2.2
Reductions relating to settlement and lapse of statute	(0.2)					(0.2)	(1.5)
Balance as of December 31	$ 4.9	$ 4.8	$ 4.7	$ 4.8	$ 3.2	$ 4.8	$ 3.2

Stock Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended	3 Months Ended	8 Months Ended		4 Months Ended	12 Months Ended				3 Months Ended	8 Months Ended	12 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended		8 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2012 Restricted Stock	Dec. 31, 2012 Restricted Stock	Dec. 31, 2010 Restricted Stock	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor	Nov. 01, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Predecessor Maximum	Dec. 31, 2011 TransUnion Holding Company, Inc. TransUnion Corp-Predecessor Maximum	Dec. 31, 2012 TransUnion Holding Company, Inc. Service Condition Option	Dec. 31, 2012 TransUnion Holding Company, Inc. Service Condition Option TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Market Condition Option TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Successor	Nov. 09, 2012 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Holding Company, Inc. Stock Option TransUnion Corp-Predecessor	Dec. 31, 2012 TransUnion Holding Company, Inc. Stock Appreciation Rights (SARs) TransUnion Corp-Successor	Nov. 09, 2012 TransUnion Holding Company, Inc. Stock Appreciation Rights (SARs) TransUnion Corp-Successor	Dec. 31, 2010 Transunion Corp TransUnion Corp-Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 2.6	$ 90	$ 4.6	$ 31.8					$ 3																				$ 20.7
Income tax benefit	7.5	0.9	32.4	1.7	11.5					1.1
Additional stock-based compensation expense			88
Additional stock based compensation net of tax recognized in connection with current year change in control transaction			56.3
Shares authorized for grant												8,300,000	8,300,000
Shares, Granted			55,600	342,000	3,104,658				6,619,789												6,600,000							900,000
Term of Stock option and SARs																					10 years							10 years
Percentage of stock options and stock appreciation rights vest granted based on service condition award																						40.00%						40.00%
Percentage of stock options and stock appreciation rights vest granted based on market condition award																						60.00%						60.00%
Service condition awards vesting percentage on either the first anniversary or one year after the grant date																					20.00%
One year after the grant date control transaction																								5.00%
Service condition option weighted-average granted during period fair value																				$ 4.97					$ 15.45	$ 8.28	$ 6.07
Expected volatility																				59.00%
Estimated Useful Life																				6 years 2 months 9 days
Risk-free rate of return																				0.89%
Weighted average grant date fair value																				$ 4.08
Special dividend paid														$ 3.41
Exercise price of Stock option and SARs																							$ 10.07					$ 10.07
Exercise price of Stock option and SARs after modification																							$ 6.65						$ 6.65
Additional stock-based compensation expense												2.8
Existing option holders received in cash consideration for the value of their options											91.2
Intrinsic value of stock options exercised				63.7											0.1	0.1
Stock-based compensation expense remaining to be recognized in future years for service condition options																		12.2	15.2									2.5
Stock-based compensation expense remaining to be recognized with a weighted-average recognition period for service condition options																	4 years 7 months 6 days
Stock-based compensation expense remaining to be recognized with a weighted-average recognition period for market condition options											4 years 4 months 24 days
Stock options vested													0
Shares, Granted						100,000	25,082	556,276
Vesting period for restricted stock granted						3 years
Restricted stock awards granted with a grant date aggregate fair value						0.3
Total fair value of restricted stock vested					$ 44.3

Stock Options Granted (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		4 Months Ended		12 Months Ended				8 Months Ended	12 Months Ended
	Dec. 31, 2012		Apr. 30, 2012 TransUnion Corp-Predecessor		Dec. 31, 2011 TransUnion Corp-Predecessor		Dec. 31, 2010 TransUnion Corp-Predecessor		Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning, Outstanding Shares			3,228,358		3,022,658
Outstanding Shares Vested and expected to vest	6,115,889
Shares, Granted			55,600		342,000		3,104,658		6,619,789
Shares, Exercisable Vested and expected to vest
Shares, Exercised			(2,100)		(6,500)
Shares, Forfeited			(71,004)		(129,200)		(82,000)		(86,980)
Shares, Expired			(1,200)		(600)
Shares, Cancelled			(3,209,654)
Ending, Outstanding Shares					3,228,358		3,022,658		6,532,809	6,532,809
Beginning , Weighted Average Exercise Price			$ 24.72	[1]	$ 24.37	[1]
Weighted Average Exercise Price, Granted			$ 44.47	[1]	$ 28.25	[1]	$ 24.37	[1]		$ 6.65	[1]
Weighted Average Exercise Price, Exercised			$ 24.37	[1]	$ 24.37	[1]
Weighted Average Exercise Price, Forfeited			$ 26.35	[1]	$ 25.77	[1]	$ 24.37	[1]		$ 6.65	[1]
Weighted Average Exercise Price, Expired			$ 24.37	[1]	$ 24.37	[1]
Weighted Average Exercise Price, Cancelled			$ 25.03	[1]
Ending, Weighted Average Exercise Price					$ 24.72	[1]	$ 24.37	[1]	$ 6.65 [1]	$ 6.65	[1]
Outstanding Vested and expected to vest Weighted Average Exercise Price	$ 6.65	[1]
Ending, Aggregate Intrinsic Value					$ 63.7
Exercisable Vested and expected to vest, Weighted Average Exercise Price		[1]
Ending, Weighted Average Remaining Contractual Term					8 years 7 months 6 days		9 years 6 months			9 years 8 months 12 days
Outstanding Vested and expected to vest Weighted Average Remaining Contractual Term	9 years 8 months 12 days

[1]	For periods after April 30, 2012, the weighted average exercise price reflects the November 9, 2012, modified exercise price as discussed above.

Restricted Stock Activity (Detail) (Restricted Stock, USD $)	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2010
Restricted Stock
Shares
Beginning Balance, Shares			1,272,782
Shares, Granted	100,000	25,082	556,276
Shares, Vested			(1,805,374)
Shares, Forfeited			(23,684)
Ending Balance, Shares	25,082	25,082
Weighted Average Grant Date Fair Value
Beginning Balance, Weighted Average Grant Date Fair Value			$ 23.74
Weighted Average Grant Date Fair Value, Granted		$ 10.07	$ 23.03
Weighted Average Grant Date Fair Value, Vested			$ 23.52
Weighted Average Grant Date Fair Value, Forfeited			$ 23.87
Ending Balance, Weighted Average Grant Date Fair Value	$ 10.07	$ 10.07

Financial Instruments Measured At Fair Value, on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Fair Value, Recurring	Jun. 30, 2012 Fair Value, Recurring	Dec. 31, 2012 Level 1 Fair Value, Recurring	Jun. 30, 2012 Level 1 Fair Value, Recurring	Dec. 31, 2012 Level 2 Fair Value, Recurring	Jun. 30, 2012 Level 2 Fair Value, Recurring
Financial instruments measured at fair value, on a recurring basis
Trading securities	$ 11.4	$ 10.3	$ 11.4	$ 10.9	$ 11.4	$ 10.9
Interest rate swaps			(5.8)	(1)			(5.8)	(1)
Total financial instruments at fair value			$ 5.6	$ 9.9	$ 11.4	$ 10.9	$ (5.8)	$ (1)

Business Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Dec. 31, 2012 Crivo	Dec. 28, 2011 Crivo	Oct. 13, 2011 Financial Healthcare Systems	Aug. 01, 2010 Databusiness
Business Acquisition [Line Items]
Ownership interest					80.00%	100.00%	51.00%
Ownership value			$ 1,592.7		$ 44.7
Estimated Useful Life				18 years
Acquisition costs	$ 0.5	$ 2.4

Fair Value of Net Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	Apr. 30, 2012	Dec. 28, 2011 Crivo
Business Acquisition [Line Items]
Trade accounts receivable and other current assets		$ 1.7
Property and equipment		10.8
Identifiable intangible assets		20.2
Goodwill		35.2	[1]
Total assets acquired		67.9
Total liabilities assumed		(12)
Net assets of acquired company		55.9
Less: noncontrolling interests		(11.2)
Purchase price of 80% ownership interest	$ 1,592.7	$ 44.7

[1]	For tax purposes, none of the goodwill was initially tax deductible. However, as part of a restructuring in March 2012, Crivo merged with a holding company and the entire amount of goodwill shown above became tax deductible.

Fair Value of Net Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (Crivo, USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Crivo
Business Acquisition [Line Items]
Tax deductible amount, goodwill	$ 0

Fair Values Of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012 Crivo	Dec. 28, 2011 Crivo	Dec. 31, 2012 Customer relationships	Dec. 28, 2011 Customer relationships Crivo	Dec. 31, 2012 Trademarks, copyrights and patents	Dec. 28, 2011 Trademarks, copyrights and patents Crivo	Dec. 28, 2011 Noncompete and other agreements Crivo
Acquired Finite-Lived Intangible Assets [Line Items]
Total identifiable intangible assets		$ 20.2		$ 16.7		$ 1.1	$ 2.4
Estimated Useful Life	18 years		20 years	19 years	40 years	20 years	8 years

Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from discontinued operations	$ 0			$ 0	$ 5
Discontinued operations, net of tax	0			(0.5)	8.2
Gains from disposal of discontinued operations, net of tax					10.9
Operating losses					$ 2.7

Operating Segments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended	3 Months Ended							4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2012 Transunion Holding Company Inc Stand Alone	Dec. 31, 2012 Transunion Holding Company Inc Stand Alone	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.		Sep. 30, 2012 TransUnion Holding Company, Inc.		Jun. 30, 2012 TransUnion Holding Company, Inc.		Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.
Segment Reporting Information [Line Items]
Number of operating segments	3	3
Number of market groups in the international segment	2	2
Number of corporate unit	1	1
Revenue			$ 0		$ 300.8					$ 190.9		$ 190.9	$ 591.3	$ 767
Operating income			0.9		39.5	43.4	[1]	61.3	[1]	36.5	[1],[2]	36.5	83.6	141.2
Non-operating expense			68.6		(47.5)					(41)		(49.5)	(97.6)	(138.5)
Equity Method Investments			0	0
Property, plant and equipment, net			0	0	108.9	121.2							108.9	121.2
Capital expenditures				0
Depreciation and amortization				0	45.2					29		29	90.5	115
Long-lived assets other than the long-lived			0	0
Amount of additional corporate expenses					$ 0.3					$ 0.5			$ 0.7

[1]	The sum of the quarterly totals may not equal the annual totals due to rounding.
[2]	The financial results of TransUnion Holding include the consolidated results of TransUnion Corp subsequent to April 30, 2012, the date of acquisition. See Note 1, "Significant Accounting and Reporting Policies," and Note 2, "Change in Control Transactions," for further information. For the period of inception through March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $7.0 million of acquisition fees related to the 2012 Change in Control Transaction. For the three months ended June 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $8.2 million of acquisition fees related to the 2012 Change in Control Transaction.

Selected Financial Information (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Jun. 30, 2012 TransUnion Corp-Successor U.S. Information Services	Jun. 30, 2013 TransUnion Corp-Successor U.S. Information Services	Jun. 30, 2013 TransUnion Corp-Successor U.S. Information Services	Dec. 31, 2012 TransUnion Corp-Successor U.S. Information Services	Jun. 30, 2012 TransUnion Corp-Successor International	Jun. 30, 2013 TransUnion Corp-Successor International	Jun. 30, 2013 TransUnion Corp-Successor International	Dec. 31, 2012 TransUnion Corp-Successor International	Jun. 30, 2012 TransUnion Corp-Successor Interactive	Jun. 30, 2013 TransUnion Corp-Successor Interactive	Jun. 30, 2013 TransUnion Corp-Successor Interactive	Dec. 31, 2012 TransUnion Corp-Successor Interactive	Jun. 30, 2012 TransUnion Corp-Successor Corporate	Jun. 30, 2013 TransUnion Corp-Successor Corporate	Jun. 30, 2013 TransUnion Corp-Successor Corporate	Dec. 31, 2012 TransUnion Corp-Successor Corporate	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor U.S. Information Services	Apr. 30, 2012 TransUnion Corp-Predecessor U.S. Information Services	Dec. 31, 2011 TransUnion Corp-Predecessor U.S. Information Services	Dec. 31, 2010 TransUnion Corp-Predecessor U.S. Information Services	Apr. 30, 2012 TransUnion Corp-Predecessor International	Apr. 30, 2012 TransUnion Corp-Predecessor International	Dec. 31, 2011 TransUnion Corp-Predecessor International	Dec. 31, 2010 TransUnion Corp-Predecessor International	Apr. 30, 2012 TransUnion Corp-Predecessor Interactive	Apr. 30, 2012 TransUnion Corp-Predecessor Interactive	Dec. 31, 2011 TransUnion Corp-Predecessor Interactive	Dec. 31, 2010 TransUnion Corp-Predecessor Interactive	Apr. 30, 2012 TransUnion Corp-Predecessor Corporate	Apr. 30, 2012 TransUnion Corp-Predecessor Corporate	Dec. 31, 2011 TransUnion Corp-Predecessor Corporate	Dec. 31, 2010 TransUnion Corp-Predecessor Corporate
Segment Reporting Information [Line Items]
Revenue	$ 190.9	$ 300.8	$ 591.3	$ 767	$ 123.2	$ 187.9	$ 371.6	$ 487.4	$ 37.5	$ 61.3	$ 117	$ 157.8	$ 30.2	$ 51.6	$ 102.7	$ 121.8					$ 92.4	$ 373	$ 1,024	$ 956.5	$ 57.3	$ 238.1	$ 660.1	$ 636	$ 20	$ 76.6	$ 216.1	$ 195.8	$ 15.1	$ 58.3	$ 147.8	$ 124.7
Operating income (loss)	$ 37	$ 39.8	$ 84.3	$ 142.1	$ 33.2	$ 37.3	$ 80.3	$ 121.9	$ 3.1	$ 4.1	$ 6.5	$ 19.1	$ 11.1	$ 15.9	$ 31.3	$ 48.7	$ (10.4)	$ (17.5)	$ (33.8)	$ (47.6)	$ (65.8)	$ (0.2)	$ 252.7	$ 216.1	$ (22.4)	$ 33.2	$ 185.8	$ 177.1	$ (9.5)	$ 5.3	$ 66.7	$ 62.7	$ 3.1	$ 13	$ 56.5	$ 37.7	$ (37)	$ (51.7)	$ (56.3)	$ (61.4)

Reconciliation of Operating Income (Loss) to Income from Continuing Operations Before Income Tax (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss) from segments	$ 37	$ 39.8	$ 84.3	$ 142.1	$ (65.8)	$ (0.2)	$ 252.7	$ 216.1
Non-operating income and expense	(17.9)	(23.4)	(49.6)	(69.9)	(30.5)	(63.7)	(185.6)	(133.1)
Income (loss) from continuing operations before income tax	$ 19.1	$ 16.4	$ 34.7	$ 72.2	$ (96.3)	$ (63.9)	$ 67.1	$ 83

Other Income and Expense, Net, Included Earnings (Losses) from Equity Method Investments (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Jun. 30, 2012 TransUnion Corp-Successor U.S. Information Services	Jun. 30, 2013 TransUnion Corp-Successor U.S. Information Services	Jun. 30, 2013 TransUnion Corp-Successor U.S. Information Services	Dec. 31, 2012 TransUnion Corp-Successor U.S. Information Services	Jun. 30, 2012 TransUnion Corp-Successor International	Jun. 30, 2013 TransUnion Corp-Successor International	Jun. 30, 2013 TransUnion Corp-Successor International	Dec. 31, 2012 TransUnion Corp-Successor International	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor U.S. Information Services	Apr. 30, 2012 TransUnion Corp-Predecessor U.S. Information Services	Dec. 31, 2011 TransUnion Corp-Predecessor U.S. Information Services	Dec. 31, 2010 TransUnion Corp-Predecessor U.S. Information Services	Apr. 30, 2012 TransUnion Corp-Predecessor International	Apr. 30, 2012 TransUnion Corp-Predecessor International	Dec. 31, 2011 TransUnion Corp-Predecessor International	Dec. 31, 2010 TransUnion Corp-Predecessor International
Segment Reporting, Other Significant Reconciling Item [Line Items]
Other income and expense, net from equity method investments	$ 2.4	$ 4.2	$ 7.3	$ 8	$ 0.3	$ 0.4	$ 0.8	$ 0.9	$ 2.1	$ 3.8	$ 6.5	$ 7.1	$ 1	$ 4.1	$ 11.4	$ 8.4	$ 0.1	$ 0.5	$ 1.1	$ (0.1)	$ 0.9	$ 3.6	$ 10.3	$ 8.5

Property, Plant and Equipment, Net Of Accumulated Depreciation and Amortization, By Segment (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor U.S. Information Services	Dec. 31, 2012 TransUnion Corp-Successor International	Dec. 31, 2012 TransUnion Corp-Successor Interactive	Dec. 31, 2012 TransUnion Corp-Successor Corporate	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor U.S. Information Services	Dec. 31, 2011 TransUnion Corp-Predecessor International	Dec. 31, 2011 TransUnion Corp-Predecessor Interactive	Dec. 31, 2011 TransUnion Corp-Predecessor Corporate
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 108.9	$ 121.2	$ 55.7	$ 18.4	$ 3.3	$ 43.8	$ 109	$ 58	$ 26.7	$ 3.3	$ 21

Cash Paid For Capital Expenditures, By Segment (Detail) (USD $) In Millions, unless otherwise specified	8 Months Ended					4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor U.S. Information Services	Dec. 31, 2012 TransUnion Corp-Successor International	Dec. 31, 2012 TransUnion Corp-Successor Interactive	Dec. 31, 2012 TransUnion Corp-Successor Corporate	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor U.S. Information Services	Dec. 31, 2011 TransUnion Corp-Predecessor U.S. Information Services	Apr. 30, 2012 TransUnion Corp-Predecessor International	Dec. 31, 2011 TransUnion Corp-Predecessor International	Apr. 30, 2012 TransUnion Corp-Predecessor Interactive	Dec. 31, 2011 TransUnion Corp-Predecessor Interactive	Apr. 30, 2012 TransUnion Corp-Predecessor Corporate	Dec. 31, 2011 TransUnion Corp-Predecessor Corporate
Segment Reporting Information [Line Items]
Cash paid for capital expenditures, by segment	$ 48.8	$ 30.8	$ 8.6	$ 2.8	$ 6.6	$ 20.4	$ 74	$ 14.3	$ 54.3	$ 2.4	$ 12.3	$ 1.3	$ 2.1	$ 2.4	$ 5.3

Depreciation and Amortization Expense of Continuing Operations, by Segment (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended					1 Months Ended	4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended
	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor U.S. Information Services	Dec. 31, 2012 TransUnion Corp-Successor International	Dec. 31, 2012 TransUnion Corp-Successor Interactive	Dec. 31, 2012 TransUnion Corp-Successor Corporate	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor U.S. Information Services	Dec. 31, 2011 TransUnion Corp-Predecessor U.S. Information Services	Dec. 31, 2010 TransUnion Corp-Predecessor U.S. Information Services	Apr. 30, 2012 TransUnion Corp-Predecessor International	Dec. 31, 2011 TransUnion Corp-Predecessor International	Dec. 31, 2010 TransUnion Corp-Predecessor International	Apr. 30, 2012 TransUnion Corp-Predecessor Interactive	Dec. 31, 2011 TransUnion Corp-Predecessor Interactive	Dec. 31, 2010 TransUnion Corp-Predecessor Interactive	Apr. 30, 2012 TransUnion Corp-Predecessor Corporate	Dec. 31, 2011 TransUnion Corp-Predecessor Corporate	Dec. 31, 2010 TransUnion Corp-Predecessor Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization expense of continuing operations, by segment	$ 29	$ 45.2	$ 90.5	$ 115	$ 78.9	$ 25.8	$ 5.2	$ 5.1	$ 7.3	$ 29.2	$ 85.3	$ 81.6	$ 22.3	$ 66.9	$ 63.7	$ 3.7	$ 7.8	$ 6.8	$ 1.3	$ 4.3	$ 4.8	$ 1.9	$ 6.3	$ 6.3

Revenue Based on Country (Detail)	8 Months Ended	4 Months Ended	12 Months Ended		8 Months Ended	4 Months Ended	12 Months Ended		8 Months Ended	4 Months Ended	12 Months Ended		8 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2012 UNITED STATES TransUnion Corp-Successor	Apr. 30, 2012 UNITED STATES TransUnion Corp-Predecessor	Dec. 31, 2011 UNITED STATES TransUnion Corp-Predecessor	Dec. 31, 2010 UNITED STATES TransUnion Corp-Predecessor	Dec. 31, 2012 SOUTH AFRICA TransUnion Corp-Successor	Apr. 30, 2012 SOUTH AFRICA TransUnion Corp-Predecessor	Dec. 31, 2011 SOUTH AFRICA TransUnion Corp-Predecessor	Dec. 31, 2010 SOUTH AFRICA TransUnion Corp-Predecessor	Dec. 31, 2012 CANADA TransUnion Corp-Successor	Apr. 30, 2012 CANADA TransUnion Corp-Predecessor	Dec. 31, 2011 CANADA TransUnion Corp-Predecessor	Dec. 31, 2010 CANADA TransUnion Corp-Predecessor	Dec. 31, 2012 Other Country TransUnion Corp-Successor	Apr. 30, 2012 Other Country TransUnion Corp-Predecessor	Dec. 31, 2011 Other Country TransUnion Corp-Predecessor	Dec. 31, 2010 Other Country TransUnion Corp-Predecessor
Segment Reporting Information [Line Items]
Revenue earned	79.00%	79.00%	79.00%	80.00%	7.00%	8.00%	9.00%	9.00%	5.00%	6.00%	6.00%	6.00%	9.00%	7.00%	6.00%	5.00%

Long-lived Assets, Other than Financial Instruments and Deferred Tax Assets, Based on Location of Legal Entity that Owns Asset (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
UNITED STATES
Segment Reporting Information [Line Items]
Long-lived assets, other than financial instruments and deferred tax assets	81.00%	80.00%	88.00%
SOUTH AFRICA
Segment Reporting Information [Line Items]
Long-lived assets, other than financial instruments and deferred tax assets	5.00%	5.00%	7.00%
CANADA
Segment Reporting Information [Line Items]
Long-lived assets, other than financial instruments and deferred tax assets	4.00%	2.00%	2.00%
Other Country
Segment Reporting Information [Line Items]
Long-lived assets, other than financial instruments and deferred tax assets	10.00%	13.00%	3.00%

Summary of Future Minimum Payments for Noncancelable Operating Leases, Purchase Obligations and Other Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Operating Leases, 2013	$ 10.1
Operating Leases, 2014	8.8
Operating Leases, 2015	7.2
Operating Leases, 2016	5.6
Operating Leases, 2017	4.5
Operating Leases, Thereafter	13.3
Totals, Operating Leases	49.5
Purchase Obligations, 2013	136.9
Purchase Obligations, 2014	53.5
Purchase Obligations, 2015	38.6
Purchase Obligations, 2016	16.4
Purchase Obligations, 2017	4.8
Purchase Obligations, Thereafter	5.7
Totals, Purchase Obligations	255.9
Total, 2013	147
Total, 2014	62.3
Total, 2015	45.8
Total, 2016	22
Total, 2017	9.3
Total, Thereafter	19
Totals	$ 305.4

Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			8 Months Ended		4 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor
Commitments Disclosure [Line Items]
Trade accounts payable		$ 80.9	$ 78.4	$ 77.5	$ 80.7		$ 75.1
Rental expense				7.4		3.7	13.8	13
Operating lease other than of TransUnion Corp	49.5		0
Minimum payment under licensing agreements	$ 0

Contingencies - Additional information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Litigation And Other Contingencies [Line Items]
Anticipated claims of continuing operations related to TransUnion Corp	$ 5.6	$ 5.6

Related-Party Transactions - Additional information (Detail) (USD $)	12 Months Ended				12 Months Ended						4 Months Ended	12 Months Ended		8 Months Ended		4 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Nov. 04, 2011	Dec. 31, 2012 Rfc Loan Transunion Corp	Nov. 04, 2011 Series A Preferred Stock	Dec. 31, 2012 Advent International Corporation [Member]	Dec. 31, 2012 Affiliates Of Goldman Sachs And Company TransUnion Holding Company, Inc.	Dec. 31, 2012 Affiliates Of Goldman Sachs And Company TransUnion Corp-Predecessor	Dec. 31, 2012 Affiliates of Advent TransUnion Holding Company, Inc.	Dec. 31, 2010 Madison Dearborn Partners Llc TransUnion Corp-Predecessor	Dec. 31, 2010 Pritzker Organization Llc TransUnion Corp-Predecessor	Apr. 30, 2012 Neal Gerber And Eisenberg Llp TransUnion Corp-Predecessor	Dec. 31, 2011 Neal Gerber And Eisenberg Llp TransUnion Corp-Predecessor	Dec. 31, 2010 Neal Gerber And Eisenberg Llp TransUnion Corp-Predecessor	Dec. 31, 2012 Neal Gerber And Eisenberg Llp TransUnion Corp-Successor	Dec. 31, 2012 Pritzker Family Us Situs Trusts	Apr. 30, 2012 Latham And Watkins Llp TransUnion Corp-Predecessor	Dec. 31, 2011 Latham And Watkins Llp TransUnion Corp-Predecessor	Dec. 31, 2010 Latham And Watkins Llp TransUnion Corp-Predecessor	Dec. 31, 2012 Latham And Watkins Llp TransUnion Corp-Successor	Dec. 31, 2012 Pritzker Family Business Interests	Dec. 31, 2012 Chief Executive Officer	Apr. 08, 2011 Qed Fund I Lp	May 03, 2011 Director	Aug. 27, 2012 Vice President	Dec. 31, 2012 Vice President
Related Party Transaction [Line Items]
Advisory fee					$ 250,000
Annual increase in advisor fee to GSC & Advent	5.00%
Accrued fees related to consulting agreement					125,000
Other fees						11,900,000	1,400,000	200,000	13,000,000	2,600,000
Legal Services											100,000	1,300,000	900,000	500,000		3,500,000	4,400,000	3,900,000	400,000
Beneficially owned excess															5.00%
Other liabilities																				3,200,000
Common stock, shares issued																					199,237	30,775	22,500		225,563
Purchase price of common shares																					$ 6.65	$ 24.37	$ 24.37		$ 6.65
Percentage of holding as limited partner		98.00%																				98.00%
Aggregate purchase of common stock																								69,625
Purchase price of aggregate common stock																								$ 10.07
Share purchased, Preferred Stock				318,471
Purchase price of series A preferred stock				3.14
Borrowed			$ 16,700,000

Summary of Quarterly Financial Data of TransUnion Holding (Detail) (TransUnion Holding Company, Inc., USD $) In Millions, unless otherwise specified	3 Months Ended									4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
TransUnion Holding Company, Inc.
Quarterly Financial Information [Line Items]
Revenue		$ 284.4	[1]	$ 291.7	[1]	$ 190.9	[1],[2]
Operating income	39.5	43.4	[1]	61.3	[1]	36.5	[1],[2]			36.5	83.6	141.2
Net income (loss)	(6.1)	(6.7)	[1]	13.5	[1]	(2.3)	[1],[2]	(8.5)	[1],[2],[3]	(10.8)	(11.3)	(3.9)
Net income (loss) attributable to TransUnion Holding	$ (7.8)	$ (8.2)	[1]	$ 11.3	[1]	$ (3.5)	[1],[2]	$ (8.5)	[1],[2],[3]	$ (12)	$ (14.2)	$ (8.8)

[1]	The sum of the quarterly totals may not equal the annual totals due to rounding.
[2]	The financial results of TransUnion Holding include the consolidated results of TransUnion Corp subsequent to April 30, 2012, the date of acquisition. See Note 1, "Significant Accounting and Reporting Policies," and Note 2, "Change in Control Transactions," for further information. For the period of inception through March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $7.0 million of acquisition fees related to the 2012 Change in Control Transaction. For the three months ended June 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $8.2 million of acquisition fees related to the 2012 Change in Control Transaction.
[3]	Period is from inception of TransUnion Holding, February 15, 2012, through March 31, 2012.

Summary of Quarterly Financial Data of TransUnion Holding (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		2 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2012 TransUnion Holding Company, Inc.
Quarterly Financial Information [Line Items]
Acquisition fees	$ 0.5	$ 2.4	$ 8.2	$ 7

Summary Of Quarterly Financial Data for TransUnion Corp. (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended										2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended		3 Months Ended
	Dec. 31, 2012	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor TransUnion Corp.		Mar. 31, 2012 TransUnion Corp-Predecessor TransUnion Corp.		Dec. 31, 2011 TransUnion Corp-Predecessor TransUnion Corp.		Sep. 30, 2011 TransUnion Corp-Predecessor TransUnion Corp.		Jun. 30, 2011 TransUnion Corp-Predecessor TransUnion Corp.		Mar. 31, 2011 TransUnion Corp-Predecessor TransUnion Corp.		Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Jun. 30, 2012 TransUnion Corp-Successor TransUnion Corp.		Dec. 31, 2012 TransUnion Corp-Successor TransUnion Corp.		Sep. 30, 2012 TransUnion Corp-Successor TransUnion Corp.
Quarterly Financial Information [Line Items]
Revenue						$ 92.4	[1],[2]	$ 280.6	[1],[2]	$ 253	[1]	$ 267.6	[1]	$ 257.5	[1]	$ 245.9	[1],[3]					$ 190.9	[1],[2]	$ 284.4	[1]	$ 291.7	[1]
Operating income (loss)		(65.8)	(0.2)	252.7	216.1	(65.8)	[1],[2]	65.6	[1],[2]	64.3	[1]	72.8	[1]	60.5	[1]	55.1	[1],[3]	37	39.8	84.3	142.1	37	[1],[2]	43.6	[1]	61.6	[1]
Net income (loss)		(64.5)	(52.4)	48.8	44.9	(64.5)	[1],[2]	12.1	[1],[2]	18	[1]	29.3	[1]	24.9	[1]	(23.4)	[1],[3]	10.8	11.9	23.3	47.9	10.8	[1],[2]	14.1	[1]	23	[1]
Net income (loss) attributable to TransUnion Corp.		(65.1)	(54.9)	40.8	36.6	(65.1)	[1],[2]	10.2	[1],[2]	16.3	[1]	27.1	[1]	22.9	[1]	(25.5)	[1],[3]	9.6	10.2	20.4	43	9.6	[1],[2]	12.6	[1]	20.8	[1]
Income (loss) from continuing operations										18	[1]	29.3	[1]	25.2	[1]	(23.3)	[1],[3]
Discontinued operations, net of tax	$ 0			$ (0.5)	$ 8.2									$ (0.3)	[1]	$ (0.1)	[1],[3]

[1]	The sum of the quarterly totals may not equal the annual totals due to rounding.
[2]	For the three months ended March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Corp included $2.6 million of acquisition fees related to the 2012 Change in Control Transaction. For the one month ended April 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Corp included $18.3 million of acquisition fees related to the 2012 Change in Control Transaction. For the one month ended April 30, 2012, operating income (loss), net income (loss) and net income (loss) attributable to TransUnion Corp all included $90.0 million of accelerated stock-based compensation and related expense as a result of the 2012 Change in Control Transaction. For the two months ended June 30, 2012, operating income (loss), net income (loss) and net income (loss) attributable to TransUnion Corp all included $0.3 million of accelerated stock-based compensation and related expense as a result of the 2012 Change in Control Transaction
[3]	For the three months ended March 31, 2011, as a result of refinancing our senior secured credit facility in February 2011, the Company incurred a $59.3 million loss on the early extinguishment of debt consisting of a write-off of $49.8 million of previously unamortized deferred financing fees and a prepayment premium of $9.5 million. See Note 13, "Debt," for additional information.

Summary Of Quarterly Financial Data for TransUnion Corp. (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended		1 Months Ended	2 Months Ended	3 Months Ended
	Jun. 15, 2010	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012 TransUnion Corp-Predecessor	Jun. 30, 2012 TransUnion Corp-Predecessor	Mar. 31, 2012 TransUnion Corp-Predecessor	Mar. 31, 2011 TransUnion Corp-Predecessor
Quarterly Financial Information [Line Items]
Acquisition fees		$ 0.5	$ 2.4	$ 18.3		$ 2.6
Accelerated stock-based compensation and related expense	20.7			90	0.3
Loss on early extinguishment of debt							59.3
Deferred financing fees							49.8
Prepayment penalty charges							$ 9.5

Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended
	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor Parent TransUnion Corp.	Apr. 30, 2012 TransUnion Corp-Predecessor Parent TransUnion Corp.	Dec. 31, 2011 TransUnion Corp-Predecessor Parent TransUnion Corp.	Dec. 31, 2010 TransUnion Corp-Predecessor Parent TransUnion Corp.	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Jun. 30, 2012 TransUnion Corp-Successor Parent TransUnion Corp.	Jun. 30, 2013 TransUnion Corp-Successor Parent TransUnion Corp.	Jun. 30, 2013 TransUnion Corp-Successor Parent TransUnion Corp.	Dec. 31, 2012 TransUnion Corp-Successor Parent TransUnion Corp.
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustment beginning balance						$ (3.6)	$ 9.3								$ (20.7)
Purchase accounting adjustments																1.4
Other comprehensive income (loss) purchase accounting adjustment																1.4
Foreign currency translation adjustment						2.2	(12.9)									(20.7)
Foreign currency translation adjustment ending balance					(1.4)	(1.4)	(3.6)	9.3								(20.7)
Accumulated other comprehensive income (loss), total at beginning of period						(3.6)	9.3								(24.4)
Net unrealized loss on hedges				(1.1)				(1.1)	(2)	2.9	3.1	(3.7)	(2)	2.9	3.1	(3.7)
Net unrealized gain/(loss) on hedges change																(3.7)
Total other comprehensive income (loss), net of tax	(2.9)	2.5	(14.5)	8.3	(2.4)	2.2	(12.9)	7.5	(8.4)	(23.4)	(40.6)	(26.4)	(7.6)	(21)	(37.4)	(24.4)
Accumulated other comprehensive income (loss), total at end of period					$ (1.4)	$ (1.4)	$ (3.6)	$ 9.3								$ (24.4)

Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Jun. 30, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2009 TransUnion Corp-Predecessor	Jun. 30, 2013 Parent TransUnion Corp. TransUnion Corp-Successor	Dec. 31, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Jun. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2011 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2010 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2009 Parent TransUnion Corp. TransUnion Corp-Predecessor	Jun. 30, 2013 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Dec. 31, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Jun. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Apr. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2011 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2010 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Jun. 30, 2013 Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Guarantor Subsidiaries TransUnion Corp-Predecessor	Jun. 30, 2013 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2009 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Jun. 30, 2013 Eliminations TransUnion Corp-Successor	Dec. 31, 2012 Eliminations TransUnion Corp-Successor	Jun. 30, 2012 Eliminations TransUnion Corp-Successor	Apr. 30, 2012 Eliminations TransUnion Corp-Predecessor	Dec. 31, 2011 Eliminations TransUnion Corp-Predecessor	Dec. 31, 2010 Eliminations TransUnion Corp-Predecessor
Current assets:
Cash and cash equivalents	$ 130.2	$ 154.3	$ 86	$ 96.4	$ 96.4	$ 107.8	$ 131.2	$ 149.1	$ 45.9	$ 75.3	$ 33.4	$ 35.2	$ 35.2	$ 34.6	$ 81.4	$ 102.4	$ 0	$ 0	$ 0	$ 0	$ 1	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.1	$ 0	$ 84.3	$ 79	$ 52.6	$ 61.2	$ 61.2	$ 72.1	$ 49.8	$ 46.7	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Trade accounts receivable, net	179.4	163.6				139.4											107.4	98			89.5		23.9	19.5			15		48.1	46.1				34.9
Due from (to) affiliates									(37.8)	(14.9)				19.7			(81.3)	(82.5)			(40.7)		76	46.2			3		61.1	56.7				18			(18)	(5.5)
Other current assets	43.6	58.7				55.4			(10.7)	(0.3)				9.2			48.6	52.7			41.8		(0.7)	(0.7)					6.4	7				4.4
Current assets of discontinued operations						0.1																												0.1
Total current assets	353.2	376.6				302.7			(2.6)	60.1				63.5			74.7	68.2			91.6		99.2	65			18.1		199.9	188.8				129.5			(18)	(5.5)
Property, plant and equipment, net	108.9	121.2				109											84.9	95.8			73.5		7.3	7.8			9.4		16.7	17.6				26.1
Other marketable securities	10.9	11.4				10.3											10.9	11.4			10.3
Goodwill	1,792.9	1,804.2			267.5	275.2	223.7										1,145.6	961.6			6.3		136.2	324.6			189.9		511.1	518				79
Other intangibles, net	1,848.9	1,911.6				230.8											1,584.5	1,629.6			127.9		74.6	75.8			73.5		189.8	206.2				29.4
Other assets	96.2	95.7				77.8			1,606.7	1,611.8				(877.5)			1,064.3	1,235.2			526.3		2.5	2.2			2.4		41.8	42.4				39.4			(2,619.1)	(2,795.9)			387.2
Total assets	4,211	4,320.7				1,005.8			1,604.1	1,671.9				(814)			3,964.9	4,001.8			835.9		319.8	475.4			293.3		959.3	973				303.4			(2,637.1)	(2,801.4)			387.2
Current liabilities:
Trade accounts payable	80.7	77.5				75.1								0.3			42.5	43.2			46		22.8	18.9			16.8		15.4	15.4				12
Current portion of long-term debt	9.5	10.6				21.8								10.3			9.5	9.5			9.5						0.9		18	6.6				1.1			(18)	(5.5)
Other current liabilities	89.6	107				100.2			8.5	7.9				24			58.1	68.4			49		5.2	7.2			6.7		17.8	23.5				20.5
Current liabilities of discontinued operations						0.4																												0.4
Total current liabilities	179.8	195.1				197.5			8.5	7.9				34.6			110.1	121.1			104.5		28	26.1			24.4		51.2	45.5				34			(18)	(5.5)
Long-term debt	1,659	1,672.3				1,579.4											1,659	1,672.3			1,578.4								6.5	6.5				7.5			(6.5)	(6.5)			(6.5)
Other liabilities	646.6	667.4				53.3			(19.7)	(13.9)							585.6	589.6			30.3		2.3	2			6.5		78.4	89.7				16.5
Total liabilities	2,485.4	2,534.8				1,830.2			(11.2)	(6)				34.6			2,354.7	2,383			1,713.2		30.3	28.1			30.9		136.1	141.7				58			(24.5)	(12)			(6.5)
Redeemable noncontrolling interests	20.4	14.7																											20.4	14.7
Total TransUnion Corp stockholders' equity	1,615.3	1,677.9				(848.6)			1,615.3	1,677.9				(848.6)			1,610.2	1,618.8			(877.3)		289.5	447.3			262.4		712.9	723.3				221.2			(2,612.6)	(2,789.4)			393.7
Noncontrolling interests	89.9	93.3				24.2																							89.9	93.3				24.2
Total stockholders' equity	1,705.2	1,771.2				(824.4)			1,615.3	1,677.9				(848.6)			1,610.2	1,618.8			(877.3)		289.5	447.3			262.4		802.8	816.6				245.4			(2,612.6)	(2,789.4)			393.7
Total liabilities and stockholders' equity	$ 4,211	$ 4,320.7				$ 1,005.8			$ 1,604.1	$ 1,671.9				$ (814)			$ 3,964.9	$ 4,001.8			$ 835.9		$ 319.8	$ 475.4			$ 293.3		$ 959.3	$ 973				$ 303.4			$ (2,637.1)	$ (2,801.4)			$ 387.2

Consolidating Statement of Income (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 15, 2010	Dec. 31, 2012	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Jun. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Jun. 30, 2013 Parent TransUnion Corp. TransUnion Corp-Successor	Jun. 30, 2013 Parent TransUnion Corp. TransUnion Corp-Successor	Dec. 31, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Predecessor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2011 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2010 Parent TransUnion Corp. TransUnion Corp-Predecessor	Jun. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Jun. 30, 2013 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Jun. 30, 2013 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Dec. 31, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Apr. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Apr. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2011 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2010 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Jun. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2013 Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2013 Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Predecessor	Apr. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Guarantor Subsidiaries TransUnion Corp-Predecessor	Jun. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2013 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2013 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Jun. 30, 2012 Eliminations TransUnion Corp-Successor	Jun. 30, 2013 Eliminations TransUnion Corp-Successor	Jun. 30, 2013 Eliminations TransUnion Corp-Successor	Dec. 31, 2012 Eliminations TransUnion Corp-Successor	Apr. 30, 2012 Eliminations TransUnion Corp-Predecessor	Apr. 30, 2012 Eliminations TransUnion Corp-Predecessor	Dec. 31, 2011 Eliminations TransUnion Corp-Predecessor	Dec. 31, 2010 Eliminations TransUnion Corp-Predecessor
Condensed Financial Statements, Captions [Line Items]
Revenue			$ 190.9	$ 300.8	$ 591.3	$ 767	$ 92.4	$ 373	$ 1,024	$ 956.5									$ 117	$ 180.8	$ 356.5	$ 465.7	$ 54.9	$ 228.7	$ 637.3	$ 614.8	$ 42.4	$ 67.6	$ 136	$ 168.2	$ 21.2	$ 82.5	$ 209.4	$ 175.6	$ 43.6	$ 67.1	$ 129.1	$ 176.1	$ 22.4	$ 84.6	$ 238.4	$ 215.4	$ (12.1)	$ (14.7)	$ (30.3)	$ (43)	$ (6.1)	$ (22.8)	$ (61.1)	$ (49.3)
Operating expenses
Cost of services			74.6	121.3	239	298.2	57	172	421.5	395.8									51.5	78.6	157.8	202.3	42.7	122.6	295.1	293.9	18	31.7	60.8	72.9	9.2	36.1	88.3	72.5	13.3	20.8	40.9	52.9	9.4	29.6	79.5	65.3	(8.2)	(9.8)	(20.5)	(29.9)	(4.3)	(16.3)	(41.4)	(35.9)
Selling, general and administrative			50.3	94.5	177.5	211.7	93.9	172	264.5	263						0.1	0.3	0.3	31.2	57.6	107.3	135.5	75	120	166.9	169.1	11.3	19.4	39.2	39.3	8.6	30.5	63	56.6	11.9	22.7	41.4	50.9	12.1	28.3	55.4	51.7	(4.1)	(5.2)	(10.4)	(14)	(1.8)	(6.9)	(21.1)	(14.7)
Depreciation and amortization			29	45.2	90.5	115	7.3	29.2	85.3	81.6									23.8	35.9	71.1	91.3	4.9	19.8	60.9	56.9	3.1	3.3	7.2	7.7	1.4	5.9	17.1	18.2	2.1	6	12.2	16	1	3.5	7.3	6.5
Total operating expenses			153.9	261	507	624.9	158.2	373.2	771.3	740.4					0	0.1	0.3	0.3	106.5	172.1	336.2	429.1	122.6	262.4	522.9	519.9	32.4	54.4	107.2	119.9	19.2	72.5	168.4	147.3	27.3	49.5	94.5	119.8	22.5	61.4	142.2	123.5	(12.3)	(15)	(30.9)	(43.9)	(6.1)	(23.2)	(62.5)	(50.6)
Operating income			37	39.8	84.3	142.1	(65.8)	(0.2)	252.7	216.1					0	(0.1)	(0.3)	(0.3)	10.5	8.7	20.3	36.6	(67.7)	(33.7)	114.4	94.9	10	13.2	28.8	48.3	2	10	41	28.3	16.3	17.6	34.6	56.3	(0.1)	23.2	96.2	91.9	0.2	0.3	0.6	0.9		0.4	1.4	1.3
Non-operating income and expense
Interest expense			(18.4)	(25.2)	(51)	(72.8)	(9.8)	(40.5)	(126.4)	(90.1)						(0.3)	(1.3)	(1.2)	(18.4)	(25.2)	(51)	(73.1)	(9.8)	(40.2)	(124.9)	(88.6)									(0.1)	(0.2)	(0.5)	0.1	(0.1)	(0.3)	(0.2)	(0.3)	0.1	0.2	0.5	0.2	0.1	0.3
Interest income			0.1	0.2	0.5	0.8	0.2	0.6	0.7	1						0.3		0.3		0.2	0.5	0.2		0.3	0.1	0.2									0.2	0.2	0.5	0.8	0.2	0.3	0.6	0.5	(0.1)	(0.2)	(0.5)	(0.2)		(0.3)
Other income and (expense), net			0.4	1.6	0.9	2.1	(20.9)	(23.8)	(59.9)	(44)	14	11.3	25.4	61.2	(96.9)	(72.7)	42.9	38	22.2	27.9	56.2	60.7	0.3	23.4	28	30.3		1.7	1.6				(0.1)	(0.4)	(0.2)	0.3	(0.3)	(3.4)	(0.5)	(0.4)	(4.7)	(1.7)	(35.6)	(39.6)	(82)	(116.4)	76.2	25.9	(126)	(110.2)
Total non-operating income and expense			(17.9)	(23.4)	(49.6)	(69.9)	(30.5)	(63.7)	(185.6)	(133.1)	14	11.3	25.4	61.2	(96.9)	(72.7)	41.6	37.1	3.8	2.9	5.7	(12.2)	(9.5)	(16.5)	(96.8)	(58.1)		1.7	1.6		0	0	(0.1)	(0.4)	(0.1)	0.3	(0.3)	(2.5)	(0.4)	(0.4)	(4.3)	(1.5)	(35.6)	(39.6)	(82)	(116.4)	76.3	25.9	(126)	(110.2)
Income (loss) before income taxes			19.1	16.4	34.7	72.2	(96.3)	(63.9)	67.1	83	14	11.3	25.4	61.2	(96.9)	(72.8)	41.3	36.8	14.3	11.6	26	24.4	(77.2)	(50.2)	17.6	36.8	10	14.9	30.4	48.3	2	10	40.9	27.9	16.2	17.9	34.3	53.8	(0.5)	22.8	91.9	90.4	(35.4)	(39.3)	(81.4)	(115.5)	76.3	26.3	(124.6)	(108.9)
(Provision) benefit for income taxes	7.5		(8.3)	(4.5)	(11.4)	(24.3)	31.8	11.5	(17.8)	(46.3)	(4.4)	(1.1)	(5)	(18.2)	31.8	17.9	(0.5)	(0.2)		(0.3)	(0.6)	37.1	(1.3)	(1.6)	25.3	0.8				(21.8)			(20.9)	(13.6)	(3.9)	(3.1)	(5.8)	(21.4)	1.3	(4.8)	(21.7)	(33.3)
Income (loss) from continuing operations							(52.4)	(52.4)	49.3	36.7					(52.4)	(52.4)	40.8	36.6							42.9	37.6							20	14.3							70.2	57.1							(124.6)	(108.9)
Discontinued operations, net of tax		0							(0.5)	8.2																															(0.5)	8.2
Net income (loss)			10.8	11.9	23.3	47.9	(64.5)	(52.4)	48.8	44.9	9.6	10.2	20.4	43	(65.1)	(54.9)	40.8	36.6	14.3	11.3	25.4	61.5	(78.5)	(51.8)	42.9	37.6	10	14.9	30.4	26.5	2	10	20	14.3	12.3	14.8	28.5	32.4	0.8	18	69.7	65.3	(35.4)	(39.3)	(81.4)	(115.5)	76.3	26.3	(124.6)	(108.9)
Less: net income attributable to noncontrolling interests			(1.2)	(1.7)	(2.9)	(4.9)	(0.6)	(2.5)	(8)	(8.3)																									(1.2)	(1.7)	(2.9)	(4.9)	(0.6)	(2.5)	(8)	(8.3)
Net income (loss) attributable to TransUnion Corp and TransUnion Holding Company, Inc.			$ 9.6	$ 10.2	$ 20.4	$ 43	$ (65.1)	$ (54.9)	$ 40.8	$ 36.6	$ 9.6	$ 10.2	$ 20.4	$ 43	$ (65.1)	$ (54.9)	$ 40.8	$ 36.6	$ 14.3	$ 11.3	$ 25.4	$ 61.5	$ (78.5)	$ (51.8)	$ 42.9	$ 37.6	$ 10	$ 14.9	$ 30.4	$ 26.5	$ 2	$ 10	$ 20	$ 14.3	$ 11.1	$ 13.1	$ 25.6	$ 27.5	$ 0.2	$ 15.5	$ 61.7	$ 57	$ (35.4)	$ (39.3)	$ (81.4)	$ (115.5)	$ 76.3	$ 26.3	$ (124.6)	$ (108.9)

Consolidating Statement of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Jun. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Jun. 30, 2013 Parent TransUnion Corp. TransUnion Corp-Successor	Jun. 30, 2013 Parent TransUnion Corp. TransUnion Corp-Successor	Dec. 31, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Predecessor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2011 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2010 Parent TransUnion Corp. TransUnion Corp-Predecessor	Jun. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Jun. 30, 2013 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Jun. 30, 2013 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Dec. 31, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Apr. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Apr. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2011 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2010 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Jun. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2013 Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2013 Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Predecessor	Apr. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Guarantor Subsidiaries TransUnion Corp-Predecessor	Jun. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2013 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2013 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Jun. 30, 2012 Eliminations TransUnion Corp-Successor	Jun. 30, 2013 Eliminations TransUnion Corp-Successor	Jun. 30, 2013 Eliminations TransUnion Corp-Successor	Dec. 31, 2012 Eliminations TransUnion Corp-Successor	Apr. 30, 2012 Eliminations TransUnion Corp-Predecessor	Apr. 30, 2012 Eliminations TransUnion Corp-Predecessor	Dec. 31, 2011 Eliminations TransUnion Corp-Predecessor	Dec. 31, 2010 Eliminations TransUnion Corp-Predecessor
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 10.8	$ 11.9	$ 23.3	$ 47.9	$ (64.5)	$ (52.4)	$ 48.8	$ 44.9	$ 9.6	$ 10.2	$ 20.4	$ 43	$ (65.1)	$ (54.9)	$ 40.8	$ 36.6	$ 14.3	$ 11.3	$ 25.4	$ 61.5	$ (78.5)	$ (51.8)	$ 42.9	$ 37.6	$ 10	$ 14.9	$ 30.4	$ 26.5	$ 2	$ 10	$ 20	$ 14.3	$ 12.3	$ 14.8	$ 28.5	$ 32.4	$ 0.8	$ 18	$ 69.7	$ 65.3	$ (35.4)	$ (39.3)	$ (81.4)	$ (115.5)	$ 76.3	$ 26.3	$ (124.6)	$ (108.9)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(6.4)	(26.3)	(43.7)	(22.7)	(2.9)	2.5	(14.5)	9.4	(5.6)	(23.9)	(40.5)	(20.7)	(2.4)	2.2	(12.9)	8.6	(5.6)	(23.9)	(40.5)	(20.7)	(2.4)	2.2	(12.9)	8.6									(6.4)	(26.3)	(43.7)	(22.7)	(2.9)	2.5	(14.5)	9.4	11.2	47.8	81	41.4	4.8	(4.4)	25.8	(17.2)
Net unrealized gain (loss) on hedges	(2)	2.9	3.1	(3.7)				(1.1)	(2)	2.9	3.1	(3.7)				(1.1)	(2)	2.9	3.1	(3.7)				(1.1)																	2	(2.9)	(3.1)	3.7				1.1
Total other comprehensive income (loss), net of tax	(8.4)	(23.4)	(40.6)	(26.4)	(2.9)	2.5	(14.5)	8.3	(7.6)	(21)	(37.4)	(24.4)	(2.4)	2.2	(12.9)	7.5	(7.6)	(21)	(37.4)	(24.4)	(2.4)	2.2	(12.9)	7.5									(6.4)	(26.3)	(43.7)	(22.7)	(2.9)	2.5	(14.5)	9.4	13.2	44.9	77.9	45.1	4.8	(4.4)	25.8	(16.1)
Comprehensive income (loss)	2.4	(11.5)	(17.3)	21.5	(67.4)	(49.9)	34.3	53.2	2	(10.8)	(17)	18.6	(67.5)	(52.7)	27.9	44.1	6.7	(9.7)	(12)	37.1	(80.9)	(49.6)	30	45.1	10	14.9	30.4	26.5	2	10	20	14.3	5.9	(11.5)	(15.2)	9.7	(2.1)	20.5	55.2	74.7	(22.2)	5.6	(3.5)	(70.4)	81.1	21.9	(98.8)	(125)
Less: comprehensive income attributable to noncontrolling interests	(0.4)	0.7	0.3	(2.9)	(0.1)	(2.8)	(6.4)	(9.1)																									(0.4)	0.7	0.3	(2.9)	(0.1)	(2.8)	(6.4)	(9.1)
Comprehensive income (loss) attributable to TransUnion Corp and TransUnion Holding Company, Inc.	$ 2	$ (10.8)	$ (17)	$ 18.6	$ (67.5)	$ (52.7)	$ 27.9	$ 44.1	$ 2	$ (10.8)	$ (17)	$ 18.6	$ (67.5)	$ (52.7)	$ 27.9	$ 44.1	$ 6.7	$ (9.7)	$ (12)	$ 37.1	$ (80.9)	$ (49.6)	$ 30	$ 45.1	$ 10	$ 14.9	$ 30.4	$ 26.5	$ 2	$ 10	$ 20	$ 14.3	$ 5.5	$ (10.8)	$ (14.9)	$ 6.8	$ (2.2)	$ 17.7	$ 48.8	$ 65.6	$ (22.2)	$ 5.6	$ (3.5)	$ (70.4)	$ 81.1	$ 21.9	$ (98.8)	$ (125)

Consolidating Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	2 Months Ended	6 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		6 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		6 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2011 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2010 Parent TransUnion Corp. TransUnion Corp-Predecessor	Jun. 30, 2013 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Dec. 31, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Apr. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2011 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2010 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Apr. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Guarantor Subsidiaries TransUnion Corp-Predecessor	Jun. 30, 2013 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Eliminations TransUnion Corp-Predecessor	Dec. 31, 2010 Eliminations TransUnion Corp-Predecessor
Cash flows from operating activities:
Net income (loss)		$ 10.8	$ 23.3	$ 47.9	$ (52.4)	$ 48.8	$ 44.9	$ (54.9)	$ 40.8	$ 36.6	$ 25.4	$ 61.5	$ (51.8)	$ 42.9	$ 37.6	$ 10	$ 20	$ 14.3	$ 28.5	$ 32.4	$ 18	$ 69.7	$ 65.3	$ (124.6)	$ (108.9)
Less: income (loss) from discontinued operations, net of tax	0					(0.5)	8.2															(0.5)	8.2
Income (loss) from continuing operations					(52.4)	49.3	36.7	(52.4)	40.8	36.6				42.9	37.6		20	14.3				70.2	57.1	(124.6)	(108.9)
Adjustments to reconcile income (loss) from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization		29	90.5	115	29.2	85.3	81.6				71.1	91.3	19.8	60.9	56.9	5.9	17.1	18.2	12.2	16	3.5	7.3	6.5
Loss on early extinguishment of debt						59.3	11							59.3	11
Stock-based compensation				2.3	2	4.6	28.7					2.2	1.8	4.1	28.7		0.1				0.2	0.4
Deferred financing fees					3.9	4.2	17.1						3.9	4.2	17.1
Provision (benefit) for losses on trade accounts receivable				(1.9)	3.1	1.9	1.5						0.4	1	1	2.5	0.3	(0.1)		0.2	0.2	0.6	0.6
Change in control transaction fees				0.4	20.9		27.7	20.9							27.7
Equity in net income of affiliates, net of dividends				1.3	(3.7)	(3.4)	(3.5)					1.4	(2.4)	(1.9)	(1)					(0.1)	(1.3)	(1.5)	(2.5)
Deferred taxes				11.8	(18.3)	(3.5)	12.7	(17.6)	(0.1)			(12.1)		(4.6)	7.9		1.1	0.5		4.3	(0.7)	0.1	4.3
Loss (gain) on sale or exchange of property					0.1	(0.3)	(3.8)						0.1		(3.9)		(0.3)						0.1
Amortization of 11.375% notes purchase accounting fair value adjustment				(10.8)								(10.8)
Other				2.6	(0.7)	2.8	(0.5)	(0.1)		(0.3)		(0.5)	(0.6)	0.3	(0.4)		1.8			3.1	(0.1)	0.7	0.1		0.1
Equity in net (income) loss from subsidiaries								51.8	(42.9)	(37.6)		(54)	(25.5)	(81.7)	(71.3)									124.6	108.9
Dividends received from subsidiaries										1,087.2					23.4										(1,110.6)
Changes in assets and liabilities:
Trade accounts receivable				(1)	(24.7)	(11.6)	(12.6)					2.3	(11.3)	(4.2)	(5.3)	(7)	(2.8)	(4.2)		(5.4)	(6.4)	(4.6)	(3.1)
Other current and long-term assets				2.8	1.5	(3.3)	(2.1)	(34.3)	(49.1)	34.2		(27.4)	47.9	5.3	(20.7)	(15.8)	14	(15.4)		(13.8)	3.7	26.5	(0.5)		0.3
Trade accounts payable				(1.2)	1.6	14.9	9	(0.1)	0.1			5.6	(5.8)	6.4	4.8	6.2	5.3	5.4		(3.4)	1.3	3.1	(1.2)
Other current and long-term liabilities				(77.5)	89.9	4.3	1.1	69.1	13.6	0.8		(1.1)	20	(14.1)	11.8	2.7		(6.8)		5.6	(1.9)	4.8	(4.4)		(0.3)
Cash provided by (used in) operating activities of continuing operations						204.5	204.6		(37.6)	1,120.9				77.9	125.3		56.6	11.9				107.6	57		(1,110.5)
Cash used in operating activities of discontinued operations						(1.3)	(4.2)															(1.3)	(4.2)
Cash provided by (used in) operating activities		11.3	94.2	91.7	52.4	203.2	200.4	34.8	(37.6)	1,120.9	39.5	58.4	(3.5)	77.9	125.3	4.5	56.6	11.9	31.6	38.9	16.5	106.3	52.8		(1,110.5)
Cash flows from investing activities:
Capital expenditures for property and equipment		(7.4)	(30.2)	(48.8)	(20.4)	(74)	(46.8)				(20.8)	(36.9)	(15.6)	(60)	(26)	(3.6)	(5.3)	(11.9)	(2.8)	(5)	(1.2)	(8.7)	(8.9)
Investments in trading securities		(0.1)	(1.4)	(0.5)	(1.1)	(1.2)	(1.3)				(1.4)	(0.5)	(1.1)	(1.2)	(1.3)
Proceeds from sale of trading securities			2.2		1.1	9.9	1.3				2.2		1.1	9.9	1.3
Proceeds from sale and redemption of investments in available-for-sale securities						0.2	114.4			114.4							0.2
Investments in held-to-maturity securities						(6.3)																(6.3)
Proceeds from held-to-maturity securities						6.3	4.9															6.3	4.9
Proceeds from sale of assets of discontinued operations							10.6																10.6
Acquisitions and purchases of noncontrolling interests, net of cash acquired		(10.5)	(30.3)	(14.2)	(0.1)	(105.2)	(14)								(3.1)		(50.7)		(30.3)	(14.2)	(0.1)	(54.5)	(14)		3.1
Acquisition related deposits				3.7		(8.6)														3.7		(8.6)
Proceeds from notes receivable													22.6							3.9
Issuance of notes receivable																					(4.1)
Proceeds from sale of other assets			4.2		0.2						0.9					0.2			0.1
Issuance of intercompany notes											(32)
Proceeds from repayment of intercompany notes											19.5
Other			1.1	(1.4)	0.7	(2.7)	1.3							(2.5)	16.5	(0.3)			1.1	(1.5)	1	(0.2)	0.3		(15.5)
Other					0.9											(0.1)					1
Cash (used in) provided by investing activities		(18)	(54.4)	(61.2)	(19.6)	(181.6)	70.4	0		114.4	(31.6)	(37.4)	7	(53.8)	(12.6)	(3.7)	(55.8)	(11.9)	(31.9)	(13.1)	(4.4)	(72)	(7.1)		(12.4)
Cash flows from financing activities:
Proceeds from senior secured credit facility			923.4			950	950				923.4			950	950
Proceeds from issuance of 11.375% notes							645								645
Extinguishment of senior secured credit facility			(923.4)			(945.2)					(923.4)			(945.2)
Proceeds from RFC loan							16.7			16.7
Prepayment fee on early extinguishment of senior secured term loan						(9.5)								(9.5)
Proceeds from revolving line of credit							15								15
Repayments of debt		(2.4)	(5.8)	(17.2)	(14.6)	(11.7)	(609.5)	(10.3)	(3.9)	(89.1)	(4.8)	(21)	(2.5)	(7.1)	(520.4)	(0.9)	(0.7)		(1)	(0.1)	(23.5)		(15.5)		15.5
Treasury stock purchases					(1.3)	(0.2)	(5.4)	(1.3)	(0.2)	(5.4)
Distribution of merger consideration					(1.3)	(4.3)	(1,178.6)	(1.3)	(4.3)	(1,178.6)
Debt financing fees			(3.2)		(6.1)	(11.3)	(85.5)				(3.2)		(6.1)	(11.3)	(85.5)
Change in control transaction fees		(0.3)		(0.4)	(20.9)		(27.7)	(20.9)							(27.7)
Dividends to Parent															(1,087.2)								(23.4)		1,110.6
Proceeds from issuance of debt													4.1
Distributions to noncontrolling interests		(0.3)	(1.1)	(7.2)		(8.5)	(8.6)												(1.1)	(7.2)		(8.5)	(8.6)
Dividends to noncontrolling interests					(0.4)																(0.4)
Dividends to TransUnion Holding			(49.1)	(27.9)
Stockholder contribution				80.8		0.3																0.3
Proceeds from intercompany notes																			32
Repayment of intercompany notes																			(19.5)
Other		0.1	0.1		(1.7)	(0.8)	(1.9)	(1.7)	(0.8)	0.1	0.1				(1.9)						0.1		3.1		(3.2)
Other					(0.4)			(0.4)													0.1
Cash (used in) provided by financing activities		(2.9)	(59.1)	28.1	(45)	(41.2)	(290.5)	(34.2)	(9.2)	(1,256.3)	(7.9)	(21)	(4.5)	(23.1)	(112.7)	(0.9)	(0.7)		10.4	(7.3)	(23.8)	(8.2)	(44.4)		1,122.9
Effect of exchange rate changes on cash and cash equivalents		(0.8)	(4.8)	(0.7)	0.8	(3.8)	1.8												(4.8)	(0.7)	0.8	(3.8)	1.8
Net change in cash and cash equivalents		(10.4)	(24.1)	57.9	(11.4)	(23.4)	(17.9)	0.6	(46.8)	(21)			(1)	1		(0.1)	0.1		5.3	17.8	(10.9)	22.3	3.1
Cash and cash equivalents, beginning of period		96.4	154.3	96.4	107.8	131.2	149.1	34.6	81.4	102.4	0		1	0		0.1	0		79	61.2	72.1	49.8	46.7	0
Cash and cash equivalents, end of period		$ 86	$ 130.2	$ 154.3	$ 96.4	$ 107.8	$ 131.2	$ 35.2	$ 34.6	$ 81.4	$ 0	$ 0	$ 0	$ 1	$ 0	$ 0	$ 0.1	$ 0	$ 84.3	$ 79	$ 61.2	$ 72.1	$ 49.8	$ 0	$ 0

Subsequent Event - Additional information (Detail) (Subsequent Event)	1 Months Ended
Feb. 05, 2013
Subsequent Event
Subsequent Event [Line Items]
Previous floor rate on term loan	1.50%
Floor rate on term loan	1.25%
Previous margin rate on term loan	4.00%
Margin rate on term loan	3.00%
Extended term loan maturity Period	One year to February 2019
First required excess cash payments	2014

Earnings and Dividends from Equity Method of Investment (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		6 Months Ended	4 Months Ended
	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Jun. 30, 2013 TransUnion Holding's and TransUnion Corp. Successor's	Jun. 30, 2012 TransUnion Holding Company, Inc.
Investments in and Advances to Affiliates [Line Items]
Earnings from equity method investments	$ 2.4	$ 4.2	$ 7.3	$ 8	$ 1	$ 4.1	$ 11.4	$ 8.4	$ 7.3	$ 2.4
Dividends received from equity method investments	$ 6.2			$ 9.3		$ 0.4	$ 8	$ 4.9	$ 7.4	$ 6.2

Summarized Financial Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Equity Method Investment Summarized Financial Information
Revenue	$ 27.2
Operating Income	14.5
Income from continuing operations	11.9
Net income	$ 11.9

Schedule II-Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
TransUnion Holding Company, Inc. | Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Costs and Expenses	$ (1.9)
Charged to Other Accounts	3.7
Deductions	(0.1)	[1]
Balance at End of Year	1.7
TransUnion Holding Company, Inc. | Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Costs and Expenses	5
Charged to Other Accounts	24.8
Deductions	(2.6)	[1]
Balance at End of Year	27.2
Transunion Corp | Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Begging of year	1.2	[2]	1.7	[2]	2.5	[2]
Charged to Costs and Expenses	1.3	[2]	1.9	[2]	1.5	[2]
Charged to Other Accounts			(0.3)	[2]
Deductions	(0.8)	[1],[2]	(2.1)	[1],[2]	(2.3)	[1],[2]
Balance at End of Year	1.7	[2]	1.2	[2]	1.7	[2]
Transunion Corp | Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Begging of year	16.9	[2]	12.8	[2]
Charged to Costs and Expenses	15.6	[2]	4.6	[2]
Charged to Other Accounts	7.4	[2]	0.2	[2]
Deductions	(12.7)	[1],[2]	(0.7)	[1],[2]
Balance at End of Year	27.2	[2]	16.9	[2]
Transunion Corp | Valuation Allowance of Deferred Tax Assets | Scenario, Previously Reported [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Begging of year					3	[2]
Charged to Costs and Expenses					9.9	[2]
Deductions					(0.1)	[1],[2]
Balance at End of Year					$ 3	[2]

[1]	For the allowance for doubtful accounts, includes write-offs of uncollectable accounts.
[2]	Excludes discontinued operations.